UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-22487

                                                     DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                                             New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                                             New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 250-4352

Date of fiscal year end:   August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

May 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 8.7%
Adelaide Brighton Ltd.	14,731	$73,008
AGL Energy Ltd.	3,744	62,607
Alumina Ltd.	38,166	77,394
Amcor Ltd.	6,238	66,363
AMP Ltd.	5,207	15,366
Ansell Ltd.	1,425	28,303
APA Group (a)	6,981	45,902
Aristocrat Leisure Ltd.	7,344	166,927
ASX Ltd.	1,338	61,382
Atlas Arteria Ltd. (a)	12,814	64,476
Aurizon Holdings Ltd.	3,912	12,758
AusNet Services	20,562	25,282
Australia & New Zealand Banking Group Ltd.	406	8,359
Bank of Queensland Ltd.	975	7,473
Bendigo & Adelaide Bank Ltd.	1,789	14,565
BHP Billiton Ltd.	1,214	30,120
BHP Billiton PLC	2,029	46,681
BlueScope Steel Ltd.	4,118	54,154
Boral Ltd.	733	3,478
Brambles Ltd.	11,688	79,859
Caltex Australia Ltd.	15,905	354,056
Challenger Ltd.	2,729	26,617
CIMIC Group Ltd.	1,393	43,446
Coca-Cola Amatil Ltd.	3,161	21,239
Cochlear Ltd.	773	114,726
Computershare Ltd.	8,045	105,553
Crown Resorts Ltd.	8,906	89,625
CSL Ltd.	355	49,921
CSR Ltd.	22,495	85,445
Dexus REIT	34,745	260,006
Domain Holdings Australia Ltd.	3,658	8,995
DuluxGroup Ltd.	12,653	71,326
Fairfax Media Ltd.	12,550	6,742
Flight Centre Travel Group Ltd.	960	44,760
Goodman Group REIT	17,980	127,067
GPT Group REIT	62,359	237,335
Harvey Norman Holdings Ltd. (b)	8,939	24,349
Healthscope Ltd.	5,814	10,338
Iluka Resources Ltd.	928	7,864
Incitec Pivot Ltd.	5,943	15,469
Insurance Australia Group Ltd.	24,756	152,288
IOOF Holdings Ltd.	5,580	36,943
LendLease Group (a)	7,390	105,011
Macquarie Group Ltd.	76	6,575
Magellan Financial Group Ltd.	1,468	25,648
Medibank Pvt Ltd.	73,539	163,035
Metcash Ltd.	17,938	39,361
Mirvac Group REIT	144,790	251,977
National Australia Bank Ltd.	202	4,096
Newcrest Mining Ltd.	531	8,341
Oil Search Ltd.	8,150	50,999
Orica Ltd.	2,028	27,114
Origin Energy Ltd.*	2,029	14,738
Orora Ltd.	37,228	96,900
OZ Minerals Ltd.	1,265	9,418
Perpetual Ltd.	1,022	29,695
Platinum Asset Management Ltd.	6,604	30,331
Qantas Airways Ltd.	12,087	58,075
Ramsay Health Care Ltd.	914	42,414
REA Group Ltd.	640	41,554
Scentre Group REIT	71,522	226,210
SEEK Ltd.	5,125	78,332
Shopping Centres Australasia Property Group REIT	56,747	105,627
Sonic Healthcare Ltd.	5,514	98,296
South32 Ltd.	6,030	16,973
Star Entertainment Group Ltd.	9,999	37,526
Stockland REIT	43,011	135,059
Suncorp Group Ltd.	2,532	25,730
Sydney Airport (a)	4,935	27,184
Tabcorp Holdings Ltd.	1,992	6,587
Telstra Corp. Ltd.	5,535	11,727
TPG Telecom Ltd.	1,750	7,375
Transurban Group (a)	3,668	32,944
Treasury Wine Estates Ltd.	2,665	33,433
Vicinity Centres REIT	102,711	207,502
Wesfarmers Ltd.	3,052	105,212
Westpac Banking Corp.	249	5,247
Woodside Petroleum Ltd.	4,784	117,318
Woolworths Group Ltd.	6,583	141,760

		5,263,891

Austria - 0.4%
ANDRITZ AG	497	24,772
Erste Group Bank AG*	124	5,165
OMV AG	1,957	112,393
Telekom Austria AG*	4,847	42,887
Vienna Insurance Group AG Wiener Versicherung Gruppe	249	7,144
voestalpine AG	779	41,793

		234,154

Belgium - 0.7%
Ackermans & van Haaren NV	115	19,599
Ageas	405	20,518
bpost SA	3,981	70,402
Colruyt SA	1,460	77,492

KBC Group NV	123	9,505
Proximus SADP	1,825	48,806
Sofina SA	120	20,199
Solvay SA	445	59,736
Telenet Group Holding NV*	130	6,565
UCB SA	395	31,123
Umicore SA	730	41,243

		405,188

Bermuda (d) - 0.0%
Hiscox Ltd.	310	6,196

Canada - 5.3%
Alimentation Couche-Tard, Inc., Class B	1,047	43,698
ARC Resources Ltd.	325	3,347
Bank of Montreal	64	4,955
Bank of Nova Scotia	352	21,231
BCE, Inc.	679	28,271
Brookfield Asset Management, Inc., Class A	817	32,568
Canadian Imperial Bank of Commerce	429	37,437
Canadian National Railway Co.	761	63,505
Canadian Natural Resources Ltd.	334	11,558
Canadian Pacific Railway Ltd.	892	171,916
Canadian Tire Corp. Ltd., Class A	1,341	170,654
Canadian Utilities Ltd., Class A	1,040	25,230
CGI Group, Inc., Class A*	2,593	159,334
CI Financial Corp.	9,284	179,926
Constellation Software, Inc.	126	99,193
Dollarama, Inc.	1,184	136,591
Fairfax Financial Holdings Ltd.	36	20,204
Fortis, Inc.	4,335	138,451
Franco-Nevada Corp.	108	7,612
George Weston Ltd.	572	46,410
Great-West Lifeco, Inc.	349	8,854
Husky Energy, Inc.	2,155	31,082
Hydro One Ltd., 144A	1,912	28,683
IGM Financial, Inc.	1,121	33,115
Imperial Oil Ltd. (b)	490	16,024
Intact Financial Corp.	1,310	99,017
Inter Pipeline Ltd.	1,614	30,471
Loblaw Cos. Ltd.	896	46,313
Magna International, Inc.	8,404	538,628
Manulife Financial Corp.	2,225	41,955
Metro, Inc.	4,117	135,773
National Bank of Canada	1,454	69,517
Nutrien Ltd.	532	26,908
Pembina Pipeline Corp.	538	18,705
Power Corp. of Canada	1,876	43,689
Power Financial Corp.	605	15,069
Restaurant Brands International, Inc.	654	38,604
RioCan Real Estate Investment Trust REIT	5,440	98,760
Rogers Communications, Inc., Class B	2,649	124,261
Royal Bank of Canada	251	18,962
Saputo, Inc.	1,514	52,591
Shaw Communications, Inc., Class B	4,236	85,229
Sun Life Financial, Inc.	1,200	49,574
Suncor Energy, Inc. (b)	974	38,774
TELUS Corp.	1,532	53,842
Thomson Reuters Corp.	369	14,340
Toronto-Dominion Bank	269	15,698
TransCanada Corp.	844	35,316

		3,211,845

China (d) - 0.2%
AAC Technologies Holdings, Inc.	519	7,814
Minth Group Ltd.	5,536	25,477
Shui On Land Ltd.	21,876	6,135
Tingyi Cayman Islands Holding Corp.	10,442	23,376
Uni-President China Holdings Ltd.	12,456	13,418
Want Want China Holdings Ltd.	58,127	57,652

		133,872

Denmark - 1.8%
Carlsberg A/S, Class B	920	102,149
Chr Hansen Holding A/S	657	62,995
Coloplast A/S, Class B	535	50,777
Danske Bank A/S	171	5,669
DSV A/S	3,848	319,472
H Lundbeck A/S	230	16,199
ISS A/S	1,159	39,551
Jyske Bank A/S	146	7,945
Novo Nordisk A/S, Class B	811	38,467
Novozymes A/S, Class B	1,810	92,139
Orsted A/S, 144A	2,041	122,110
Pandora A/S	189	14,856
Rockwool International A/S, Class B	269	94,665
Tryg A/S	1,850	42,561
Vestas Wind Systems A/S	83	5,434
William Demant Holding A/S*	1,329	48,312

		1,063,301

Finland - 2.0%
Elisa OYJ	3,468	154,843
Fortum OYJ	3,687	86,550
Huhtamaki OYJ	1,413	57,564

Kesko OYJ, Class B	2,888	168,963
Kone OYJ, Class B	1,771	87,550
Metso OYJ	210	7,261
Neste OYJ	1,592	129,378
Nokian Renkaat OYJ	920	35,665
Sampo OYJ, Class A	1,570	77,118
Stora Enso OYJ, Class R	5,615	114,734
UPM-Kymmene OYJ	6,538	239,715
Wartsila OYJ Abp	3,534	74,605

		1,233,946

France - 7.6%
Accor SA	534	29,178
Aeroports de Paris	125	26,075
Air France-KLM*	735	5,844
Air Liquide SA	498	61,271
Airbus SE	82	9,314
ALD SA, 144A	642	10,761
Alstom SA	850	40,184
Amundi SA, 144A	128	9,344
Arkema SA	1,001	121,813
Atos SE (b)	1,240	168,194
AXA SA (b)	196	4,879
BioMerieux	849	74,625
BNP Paribas SA (b)	116	7,185
Bollore SA	11,961	58,808
Bouygues SA	1,794	82,802
Bureau Veritas SA	1,974	48,873
Capgemini SE*	1,013	133,206
Carrefour SA	1,219	21,949
Casino Guichard Perrachon SA (b)	87	3,758
Cie de Saint-Gobain	1,209	60,508
Cie Generale des Etablissements Michelin	1,989	257,019
Cie Plastic Omnium SA	833	38,428
CNP Assurances	210	4,908
Danone SA	142	10,839
Dassault Aviation SA*	26	50,320
Dassault Systemes SE	272	38,148
Edenred	2,237	71,627
Eiffage SA	2,080	234,058
Electricite de France SA (b)	1,302	17,326
Elior Group SA, 144A	686	11,403
Elis SA	1,468	31,650
Engie SA	5,407	85,427
Essilor International SA	191	26,063
Eurazeo SA	585	45,752
Eutelsat Communications SA	691	13,252
Faurecia SA	980	82,937
Fonciere Des Regions REIT	1,187	123,663
Gecina SA REIT	2,678	462,652
Getlink	2,106	28,492
Hermes International	9	6,396
ICADE REIT	107	9,930
Iliad SA	45	7,614
Imerys SA	516	43,910
Ingenico Group SA	72	5,749
Ipsen SA	250	39,615
JCDecaux SA	351	10,907
Kering	85	48,588
Klepierre SA REIT (b)	1,536	59,742
Lagardere SCA	2,793	75,312
Legrand SA	964	72,625
L’Oreal SA (b)	31	7,440
LVMH Moet Hennessy Louis Vuitton SE	27	9,362
Orange SA	2,060	35,408
Orpea	282	36,967
Pernod Ricard SA	199	33,380
Publicis Groupe SA (b)	1,012	70,335
Remy Cointreau SA	125	18,487
Renault SA	156	15,047
Rexel SA	2,200	32,319
Rubis SCA	1,716	120,886
Safran SA	1,777	211,889
Sanofi (b)	124	9,500
Sartorius Stedim Biotech	166	16,432
Schneider Electric SE	676	58,219
SCOR SE	608	22,413
SEB SA	71	12,805
Societe BIC SA (b)	116	11,266
Sodexo SA	322	31,205
Suez (b)	2,022	27,804
Teleperformance	1,045	164,921
Thales SA	450	57,203
TOTAL SA	373	22,663
Ubisoft Entertainment SA*	210	22,704
Unibail-Rodamco SE REIT	281	63,159
Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI*	8,032	89,400
Valeo SA*	855	54,214
Veolia Environnement SA (b)	10,140	229,863
Vinci SA	695	67,920
Vivendi SA	2,488	62,499
Worldline SA, 144A*	237	13,655

		4,622,288

Germany - 5.7%
1&1 Drillisch AG	106	7,325
adidas AG	107	24,181
Allianz SE	39	8,030

Axel Springer SE	474	34,360
BASF SE	357	35,109
Bayer AG	161	19,143
Bayerische Motoren Werke AG	83	8,272
Beiersdorf AG	281	32,230
Brenntag AG	818	47,112
Carl Zeiss Meditec AG	120	8,286
CECONOMY AG	9,837	96,202
Continental AG	224	56,766
Covestro AG, 144A	1,694	154,119
Daimler AG	125	9,000
Deutsche Boerse AG	82	10,950
Deutsche Lufthansa AG	2,762	74,960
Deutsche Post AG	1,619	61,364
Deutsche Telekom AG	939	14,490
Deutsche Wohnen SE	5,012	234,781
E.ON SE	4,636	49,094
Evonik Industries AG	1,214	42,485
Fielmann AG	235	18,626
Fraport AG Frankfurt Airport Services Worldwide	473	44,182
Fresenius Medical Care AG & Co. KGaA	816	81,364
Fresenius SE & Co. KGaA	160	12,282
FUCHS PETROLUB SE	531	26,653
GEA Group AG	1,175	43,205
Hannover Rueck SE	188	23,701
HeidelbergCement AG	198	17,519
Hella GmbH & Co KGaA	656	41,197
Henkel AG & Co. KGaA	134	15,087
HOCHTIEF AG	193	35,415
HUGO BOSS AG	853	76,550
Infineon Technologies AG	2,031	55,690
Innogy SE, 144A	940	39,622
KION Group AG	118	9,579
LEG Immobilien AG	2,002	219,111
Linde AG	286	65,434
MAN SE	61	6,629
Merck KGaA	112	11,419
METRO AG	2,263	30,431
MTU Aero Engines AG	566	106,834
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71	14,611
OSRAM Licht AG	802	47,258
ProSiebenSat.1 Media SE	637	18,716
Puma SE	39	23,627
Rational AG	24	14,988
Rheinmetall AG	1,200	152,823
RWE AG	839	18,995
SAP SE	84	9,446
Siemens AG	41	5,336
STADA Arzneimittel AG	159	15,034
Symrise AG	363	29,432
Talanx AG	240	9,239
Telefonica Deutschland Holding AG	889	3,752
thyssenkrupp AG	328	8,641
TUI AG	16,568	385,148
Uniper SE	8,958	283,690
United Internet AG	354	22,562
Vonovia SE	5,485	258,411
Wacker Chemie AG	433	70,256
Wirecard AG	310	47,820
Zalando SE, 144A*	109	5,796

		3,454,370

Hong Kong - 4.4%
AIA Group Ltd.	5,236	48,060
ASM Pacific Technology Ltd.	1,392	18,278
Bank of East Asia Ltd.	2,796	11,602
BOC Hong Kong Holdings Ltd.	1,379	6,935
Cafe de Coral Holdings Ltd.	3,581	9,222
Cathay Pacific Airways Ltd.	3,324	5,416
Champion REIT	132,026	92,235
China Mengniu Dairy Co. Ltd.*	10,644	38,673
Chow Tai Fook Jewellery Group Ltd.	6,156	8,429
CK Asset Holdings Ltd.	12,330	102,958
CK Hutchison Holdings Ltd.	4,768	53,824
CK Infrastructure Holdings Ltd.	2,804	21,162
CLP Holdings Ltd.	7,149	75,098
Dah Sing Banking Group Ltd.	2,650	6,081
Dah Sing Financial Holdings Ltd.	731	4,827
Dairy Farm International Holdings Ltd.	1,265	10,841
First Pacific Co. Ltd.	27,840	14,055
Galaxy Entertainment Group Ltd.	899	7,914
Great Eagle Holdings Ltd.	6,306	32,156
Hang Lung Group Ltd.	4,551	14,098
Hang Lung Properties Ltd.	10,614	24,085
Hang Seng Bank Ltd.	449	11,236
Henderson Land Development Co. Ltd.	10,541	69,340
Hong Kong & China Gas Co. Ltd.	16,101	34,812
Hong Kong Exchanges & Clearing Ltd.	449	14,527
Hongkong Land Holdings Ltd.	18,900	137,214
Hopewell Highway Infrastructure Ltd. (c)	50,039	31,782
Hopewell Holdings Ltd.	11,031	37,969
Hysan Development Co. Ltd.	5,953	34,417

Jardine Matheson Holdings Ltd.	100	6,244
Jardine Strategic Holdings Ltd.	100	3,580
Johnson Electric Holdings Ltd.	13,195	40,371
Kerry Logistics Network Ltd.	14,215	20,913
Kerry Properties Ltd.	23,795	127,254
Li & Fung Ltd.	42,413	16,491
Lifestyle International Holdings Ltd.	13,331	41,977
Link REIT	58,932	521,392
Melco International Development Ltd.	3,742	13,572
MTR Corp. Ltd.	2,177	12,253
New World Development Co. Ltd. (b)	15,945	24,474
NWS Holdings Ltd.	43,793	81,510
PCCW Ltd.	28,403	16,729
Power Assets Holdings Ltd.	2,880	20,028
Sa Sa International Holdings Ltd.	13,255	9,497
Shangri-La Asia Ltd. (b)	4,713	9,421
Sino Land Co. Ltd.	31,227	54,061
SJM Holdings Ltd.	13,621	19,552
Sun Art Retail Group Ltd.	13,215	15,567
Sun Hung Kai Properties Ltd.	4,470	72,143
Swire Pacific Ltd., Class A	2,714	27,991
Swire Pacific Ltd., Class B	6,630	11,326
Swire Properties Ltd.	9,818	38,488
Techtronic Industries Co. Ltd.	18,011	108,032
Towngas China Co. Ltd.*	26,299	25,816
VTech Holdings Ltd.	5,464	66,766
WH Group Ltd., 144A	56,902	58,395
Wharf Holdings Ltd.	23,297	75,289
Wharf Real Estate Investment Co. Ltd.	3,419	26,392
Wheelock & Co. Ltd.	4,272	32,186
Xinyi Glass Holdings Ltd.*	38,017	52,246
Yue Yuen Industrial Holdings Ltd.	22,104	68,334

		2,695,536

Ireland - 0.8%
CRH PLC	1,614	59,383
DCC PLC	658	63,172
James Hardie Industries PLC CDI	5,129	86,039
Kerry Group PLC, Class A	567	59,666
Kingspan Group PLC	1,634	75,532
Paddy Power Betfair PLC	63	7,637
Smurfit Kappa Group PLC	3,939	161,646

		513,075

Israel - 1.3%
Airport City Ltd.*	1,297	15,312
Alony Hetz Properties & Investments Ltd.	2,364	21,858
Amot Investments Ltd.	4,070	21,109
Azrieli Group Ltd.	288	14,033
Bank Hapoalim BM	4,072	28,095
Bank Leumi Le-Israel BM	17,923	111,702
Bezeq The Israeli Telecommunication Corp. Ltd.	35,299	43,148
Elbit Systems Ltd.	520	62,396
First International Bank of Israel Ltd.	808	17,825
Frutarom Industries Ltd.	407	39,823
Gazit-Globe Ltd.	1,076	10,377
Harel Insurance Investments & Financial Services Ltd.	2,509	19,069
Israel Chemicals Ltd.	2,902	13,449
Israel Corp. Ltd.	26	5,336
Israel Discount Bank Ltd., Class A	17,017	51,286
Mizrahi Tefahot Bank Ltd.	967	18,468
Nice Ltd.*	1,469	154,070
Oil Refineries Ltd.	37,192	16,360
Paz Oil Co. Ltd.	165	23,083
Phoenix Holdings Ltd.*	1,213	6,835
Shikun & Binui Ltd.	6,713	11,273
Shufersal Ltd.	4,803	31,846
Strauss Group Ltd.	1,414	30,124
Tower Semiconductor Ltd.*	323	8,494

		775,371

Italy - 0.9%
A2A SpA	20,789	35,236
Assicurazioni Generali SpA (b)	799	13,570
Atlantia SpA	1,007	29,140
Davide Campari-Milano SpA	6,047	45,105
Enel SpA	11,404	62,606
Eni SpA	2,644	47,808
Ferrari NV	119	15,488
FinecoBank Banca Fineco SpA	737	7,359
Intesa Sanpaolo SpA	1,817	5,333
Luxottica Group SpA	124	7,712
Mediobanca SpA	275	2,590
Moncler SpA	1,020	46,757
Poste Italiane SpA, 144A	659	5,634
PRADA SpA	2,018	10,612
Prysmian SpA	3,807	105,765
Recordati SpA	595	22,017
Snam SpA	12,975	53,131
Telecom Italia SpA*	10,630	8,527
Telecom Italia SpA-RSP	9,433	6,596
Terna Rete Elettrica Nazionale SpA	2,980	15,761

		546,747

Japan - 23.5%
ABC-Mart, Inc.	200	12,334
Aeon Co. Ltd.	6,800	135,130
Aeon Mall Co. Ltd.	600	11,614
Aica Kogyo Co. Ltd.	2,400	89,907
Air Water, Inc.	2,600	50,686
Aisin Seiki Co. Ltd.	1,800	90,791
Ajinomoto Co., Inc.	400	7,656
Alfresa Holdings Corp.	6,800	172,308
Amada Holdings Co. Ltd.	2,100	22,886
ANA Holdings, Inc.	2,400	96,800
Aoyama Trading Co. Ltd.	400	14,211
Aozora Bank Ltd.	200	7,934
Ariake Japan Co. Ltd.	100	8,698
Asahi Glass Co. Ltd.	900	36,946
Asahi Group Holdings Ltd.	200	10,486
Asahi Intecc Co. Ltd.	200	7,198
Asahi Kasei Corp.	8,109	111,620
Asics Corp.	300	5,014
Astellas Pharma, Inc.	4,400	67,410
Autobacs Seven Co. Ltd.	2,500	45,653
Azbil Corp.	2,500	122,647
Bandai Namco Holdings, Inc.	2,100	89,493
Benesse Holdings, Inc.	400	14,580
Bic Camera, Inc.	3,200	50,660
Bridgestone Corp.	3,100	124,548
Brother Industries Ltd.	500	10,493
Calbee, Inc.	200	7,308
Canon Marketing Japan, Inc.	2,200	47,262
Canon, Inc.	4,100	140,157
Capcom Co. Ltd.	154	3,627
Central Japan Railway Co.	410	84,947
Chubu Electric Power Co., Inc.	6,300	97,737
Chugai Pharmaceutical Co. Ltd.	300	16,982
Chugoku Electric Power Co., Inc. (b)	6,200	81,206
Ci:z Holdings Co. Ltd.	200	11,395
Citizen Watch Co. Ltd.	2,400	16,015
Coca-Cola Bottlers Japan Holdings, Inc.	175	7,385
COMSYS Holdings Corp.	3,400	90,598
Concordia Financial Group Ltd.	2,500	14,106
Cosmo Energy Holdings Co. Ltd.	990	33,761
Cosmos Pharmaceutical Corp.	29	6,262
Dai Nippon Printing Co. Ltd.	2,900	62,514
Daicel Corp.	3,800	43,091
Daido Steel Co. Ltd.	100	4,713
Daifuku Co. Ltd.	139	7,229
Dai-ichi Life Holdings, Inc.	100	1,869
Daiichi Sankyo Co. Ltd.	1,029	33,102
Daiichikosho Co. Ltd.	855	39,978
Daikin Industries Ltd.	200	23,158
Daikyo, Inc.	100	2,381
Daito Trust Construction Co. Ltd.	2,043	334,154
Daiwa House Industry Co. Ltd.	2,800	101,722
Denka Co. Ltd.	2,200	80,896
Denso Corp.	788	38,368
Dentsu, Inc.	134	6,414
DIC Corp.	300	9,816
Disco Corp.	111	20,995
Don Quijote Holdings Co. Ltd.	600	32,031
Dowa Holdings Co. Ltd.	100	3,171
East Japan Railway Co.	500	49,496
Ebara Corp.	400	13,825
Electric Power Development Co. Ltd.	3,300	87,812
Exedy Corp.	500	15,785
Ezaki Glico Co. Ltd.	100	5,200
FamilyMart UNY Holdings Co. Ltd.	111	11,545
Fast Retailing Co. Ltd.	11	4,833
FP Corp.	300	17,424
Fuji Electric Co. Ltd.	3,770	26,962
Fuji Media Holdings, Inc.	600	10,112
Fuji Oil Holdings, Inc.	300	10,907
FUJIFILM Holdings Corp.	800	30,794
Fujikura Ltd.	500	3,415
Fujitsu Ltd.	1,777	10,905
Fukuyama Transporting Co. Ltd.	400	20,176
Furukawa Electric Co. Ltd.	100	3,875
Glory Ltd.	500	14,842
GS Yuasa Corp.	2,000	9,499
H2O Retailing Corp.	2,100	35,720
Hakuhodo DY Holdings, Inc.	6,600	100,356
Hamamatsu Photonics KK	800	34,792
Hankyu Hanshin Holdings, Inc.	2,500	103,318
Haseko Corp.	1,800	27,403
Hikari Tsushin, Inc.	100	17,801
Hino Motors Ltd.	300	3,372
Hirose Electric Co. Ltd.	105	13,695
HIS Co. Ltd.	600	20,765
Hisamitsu Pharmaceutical Co., Inc.	300	25,017
Hitachi Chemical Co. Ltd.	200	4,319
Hitachi Construction Machinery Co. Ltd.	200	7,400
Hitachi High-Technologies Corp.	400	18,280
Hitachi Ltd.	28,000	205,300
Hitachi Metals Ltd.	500	5,513
Hitachi Transport System Ltd.	100	2,701
Hokuriku Electric Power Co.*	600	6,042

Honda Motor Co. Ltd.	500	15,864
Horiba Ltd.	400	33,356
Hoshizaki Corp.	200	20,121
House Foods Group, Inc.	3,000	110,175
Hoya Corp.	600	35,748
Idemitsu Kosan Co. Ltd.	300	10,092
Iida Group Holdings Co. Ltd.	700	13,395
Inpex Corp.	3,200	35,757
Isetan Mitsukoshi Holdings Ltd.	900	11,134
Isuzu Motors Ltd.	2,500	33,573
Ito En Ltd.	400	16,476
ITOCHU Corp.	4,200	79,094
Itochu Techno-Solutions Corp.	2,000	36,357
Itoham Yonekyu Holdings, Inc.	900	8,524
Izumi Co. Ltd.	580	36,035
J. Front Retailing Co. Ltd.	2,100	33,149
Japan Airlines Co. Ltd.	2,900	112,589
Japan Tobacco, Inc.	200	5,405
JFE Holdings, Inc.	700	14,510
JSR Corp.	4,100	80,155
JXTG Holdings, Inc.	10,150	65,667
Kagome Co. Ltd.	1,200	41,751
Kajima Corp.	28,000	228,855
Kakaku.com, Inc.	186	4,056
Kaken Pharmaceutical Co. Ltd.	100	5,550
Kamigumi Co. Ltd.	3,800	83,314
Kandenko Co. Ltd.	900	9,899
Kaneka Corp.	7,112	73,316
Kansai Electric Power Co., Inc.	3,400	49,007
Kansai Paint Co. Ltd.	288	6,192
Kao Corp.	1,100	85,473
Kawasaki Heavy Industries Ltd.	500	15,210
KDDI Corp.	700	18,978
Keihan Holdings Co. Ltd.	600	20,351
Keikyu Corp.	600	10,123
Keio Corp.	500	23,287
Keisei Electric Railway Co. Ltd.	2,100	71,421
Kewpie Corp.	200	4,843
Kikkoman Corp.	800	37,848
Kinden Corp.	4,200	69,314
Kintetsu Group Holdings Co. Ltd.	900	37,733
Kirin Holdings Co. Ltd.	6,300	179,470
Kissei Pharmaceutical Co. Ltd.	100	2,713
Kobayashi Pharmaceutical Co. Ltd.	600	53,072
Koito Manufacturing Co. Ltd.	600	44,236
Kokuyo Co. Ltd.	3,700	69,508
Komatsu Ltd.	1,191	39,322
Komeri Co. Ltd.	600	15,342
Konami Holdings Corp.	300	14,110
Konica Minolta, Inc.	100	915
Kose Corp.	69	15,033
K’s Holdings Corp.	7,200	87,478
Kubota Corp.	2,000	33,743
Kuraray Co. Ltd.	12,800	196,515
Kurita Water Industries Ltd.	3,100	89,309
Kyocera Corp.	500	29,711
KYORIN Holdings, Inc.	100	2,089
Kyowa Exeo Corp.	4,700	123,291
Kyowa Hakko Kirin Co. Ltd.	1,000	20,507
Kyudenko Corp.	100	4,832
Kyushu Electric Power Co., Inc.	4,200	49,714
Kyushu Railway Co.	826	26,343
Lawson, Inc.	500	32,629
Leopalace21 Corp.	4,400	30,374
Lintec Corp.	2,200	63,583
Lion Corp.	2,106	38,633
LIXIL Group Corp.	600	13,287
M3, Inc.	200	8,385
Mabuchi Motor Co. Ltd.	100	4,648
Maeda Corp.	2,600	28,263
Maeda Road Construction Co. Ltd.	3,000	59,616
Makita Corp.	2,300	102,886
Marubeni Corp.	13,000	101,516
Maruichi Steel Tube Ltd.	1,250	41,477
Matsumotokiyoshi Holdings Co. Ltd.	2,100	101,671
Mazda Motor Corp.	100	1,261
Mebuki Financial Group, Inc.	3,300	12,028
Medipal Holdings Corp.	4,900	113,249
Megmilk Snow Brand Co. Ltd.	200	5,541
MEIJI Holdings Co. Ltd.	300	25,597
MINEBEA MITSUMI, Inc.	351	6,681
Miraca Holdings, Inc.	108	3,519
MISUMI Group, Inc.	900	26,094
Mitsubishi Chemical Holdings Corp.	7,000	64,945
Mitsubishi Corp.	2,500	69,745
Mitsubishi Electric Corp.	2,800	39,818
Mitsubishi Gas Chemical Co., Inc.	3,200	81,911
Mitsubishi Heavy Industries Ltd.	121	4,589
Mitsubishi Materials Corp.	200	5,569
Mitsubishi Shokuhin Co. Ltd.	100	2,686
Mitsubishi Tanabe Pharma Corp.	500	8,974
Mitsui & Co. Ltd.	3,200	56,463
Mitsui Chemicals, Inc.	500	14,497
Mitsui Fudosan Co. Ltd.	300	7,552
Mitsui Mining & Smelting Co. Ltd.	109	4,786
Miura Co. Ltd.	900	23,957

Mochida Pharmaceutical Co. Ltd.	100	7,124
Morinaga & Co. Ltd.	100	4,970
Morinaga Milk Industry Co. Ltd.	200	7,870
MS&AD Insurance Group Holdings, Inc.	100	3,188
Murata Manufacturing Co. Ltd.	39	5,810
Nabtesco Corp.	2,100	68,811
Nagase & Co. Ltd.	2,700	45,155
Nagoya Railroad Co. Ltd. (b)	2,700	69,535
Nankai Electric Railway Co. Ltd.	700	19,554
NGK Insulators Ltd.	100	1,829
NGK Spark Plug Co. Ltd.	200	5,486
NHK Spring Co. Ltd.	700	6,913
Nichirei Corp.	600	16,297
Nidec Corp.	36	5,595
Nifco, Inc.	2,000	69,124
Nihon Kohden Corp.	400	11,119
Nihon M&A Center, Inc.	206	6,788
Nikon Corp.	2,800	45,488
Nippo Corp.	2,500	48,438
Nippon Electric Glass Co. Ltd.	200	5,434
Nippon Express Co. Ltd.	800	60,306
Nippon Kayaku Co. Ltd.	2,600	28,622
Nippon Paper Industries Co. Ltd.	900	15,184
Nippon Shinyaku Co. Ltd.	100	7,189
Nippon Shokubai Co. Ltd.	200	15,445
Nippon Steel & Sumitomo Metal Corp.	900	18,908
Nippon Telegraph & Telephone Corp.	200	9,399
Nippon Television Holdings, Inc.	700	11,816
Nishi-Nippon Financial Holdings, Inc.	2,100	24,471
Nishi-Nippon Railroad Co. Ltd. (b)	2,100	55,378
Nissan Chemical Industries Ltd.	1,083	51,037
Nissan Motor Co. Ltd.	2,400	23,869
Nissan Shatai Co. Ltd.	300	2,695
Nisshin Seifun Group, Inc.	4,800	101,615
Nisshinbo Holdings, Inc.	500	6,075
Nissin Foods Holdings Co. Ltd.	684	50,995
Nitori Holdings Co. Ltd.	243	41,859
Nitto Denko Corp.	200	15,756
Noevir Holdings Co. Ltd.	300	22,311
NOF Corp.	3,600	109,678
NOK Corp.	200	3,766
Nomura Real Estate Holdings, Inc.	600	14,099
Nomura Research Institute Ltd.	510	25,724
NS Solutions Corp.	100	2,727
NTT Data Corp.	500	5,601
NTT DOCOMO, Inc.	300	7,781
Obayashi Corp.	14,700	148,698
Obic Co. Ltd.	400	34,682
Odakyu Electric Railway Co. Ltd.	800	17,341
Oji Holdings Corp.	28,000	184,270
Olympus Corp.	89	3,162
Omron Corp.	400	21,096
Ono Pharmaceutical Co. Ltd.	700	17,393
Oracle Corp.	300	22,891
Oriental Land Co. Ltd.	300	30,788
ORIX Corp.	2,100	35,304
Osaka Gas Co. Ltd.	4,900	107,092
OSG Corp.	700	14,671
Otsuka Corp.	1,100	45,511
Otsuka Holdings Co. Ltd.	100	4,988
PALTAC CORPORATION	2,700	159,796
Panasonic Corp.	2,200	30,162
Park24 Co. Ltd.	200	5,408
Penta-Ocean Construction Co. Ltd.	8,600	56,122
Persol Holdings Co. Ltd.	1,243	26,692
Pigeon Corp.	400	19,697
Pola Orbis Holdings, Inc.	435	21,581
Recruit Holdings Co. Ltd.	1,085	30,260
Relo Group, Inc.	600	15,546
Rengo Co. Ltd.	4,100	36,454
Resorttrust, Inc.	400	7,371
Ricoh Co. Ltd.	600	5,445
Rinnai Corp.	400	38,290
Rohm Co. Ltd.	100	9,287
Rohto Pharmaceutical Co. Ltd.	800	25,882
Ryohin Keikaku Co. Ltd.	94	32,013
Sankyo Co. Ltd.	100	3,972
Sankyu, Inc.	2,400	132,100
Santen Pharmaceutical Co. Ltd.	200	3,492
Sanwa Holdings Corp.	3,800	41,657
Sapporo Holdings Ltd.	400	10,309
Sawai Pharmaceutical Co. Ltd.	87	3,832
SCREEN Holdings Co. Ltd.	100	8,523
SCSK Corp.	100	4,602
Secom Co. Ltd.	700	52,311
Sega Sammy Holdings, Inc.	2,500	44,273
Seibu Holdings, Inc.	2,200	36,267
Seino Holdings Co. Ltd.	4,300	81,136
Sekisui Chemical Co. Ltd.	4,400	72,412
Sekisui House Ltd.	3,500	62,562
Seven & i Holdings Co. Ltd.	1,200	53,249
Seven Bank Ltd.	3,600	11,399
Shikoku Electric Power Co., Inc.	2,100	27,505
Shimachu Co. Ltd.	1,118	34,627

Shimadzu Corp.	2,700	74,679
Shimamura Co. Ltd.	200	20,470
Shimano, Inc.	66	9,349
Shimizu Corp.	4,800	47,052
Shin-Etsu Chemical Co. Ltd.	400	40,094
Shionogi & Co. Ltd.	500	26,297
Shiseido Co. Ltd.	500	39,698
Shochiku Co. Ltd.	45	6,374
Showa Denko KK	943	40,838
Showa Shell Sekiyu KK	7,700	102,624
SKY Perfect JSAT Holdings, Inc.	2,700	12,202
Skylark Co. Ltd. (b)	600	9,024
SMC Corp.	84	32,032
Sohgo Security Services Co. Ltd.	600	27,530
Sojitz Corp.	4,000	14,285
Sompo Holdings, Inc.	200	8,711
Sony Corp.	300	14,248
Sony Financial Holdings, Inc.	100	1,842
Sotetsu Holdings, Inc.	900	26,053
Stanley Electric Co. Ltd.	1,700	58,130
Subaru Corp.	300	9,195
Sugi Holdings Co. Ltd.	600	36,062
Sumitomo Chemical Co. Ltd.	3,000	18,197
Sumitomo Corp.	4,800	80,740
Sumitomo Electric Industries Ltd.	2,300	34,814
Sumitomo Forestry Co. Ltd.	2,200	33,715
Sumitomo Heavy Industries Ltd.	309	10,950
Sumitomo Metal Mining Co. Ltd.	93	3,566
Sumitomo Osaka Cement Co. Ltd.	4,000	18,814
Sumitomo Realty & Development Co. Ltd.	271	10,259
Sumitomo Rubber Industries Ltd.	2,600	43,674
Sundrug Co. Ltd.	1,100	50,117
Suntory Beverage & Food Ltd.	200	8,910
Suzuken Co. Ltd.	3,200	143,734
Suzuki Motor Corp.	800	46,110
Sysmex Corp.	200	18,059
T&D Holdings, Inc.	300	4,741
Taiheiyo Cement Corp.	700	25,965
Taisei Corp.	5,234	288,570
Taisho Pharmaceutical Holdings Co. Ltd.	200	21,299
Taiyo Nippon Sanso Corp.	300	4,457
Takashimaya Co. Ltd.	5,000	41,833
TDK Corp.	700	63,013
Teijin Ltd.	2,300	44,711
Terumo Corp.	158	9,395
THK Co. Ltd.	357	12,717
TIS, Inc.	300	14,138
Tobu Railway Co. Ltd.	3,100	96,300
Toda Corp.	1,000	8,818
Toho Co. Ltd.	2,000	69,584
Toho Gas Co. Ltd.	200	6,323
Tohoku Electric Power Co., Inc.	3,500	44,747
Tokai Carbon Co. Ltd.	300	6,166
Tokai Rika Co. Ltd.	300	5,627
Tokio Marine Holdings, Inc.	200	9,646
Tokyo Broadcasting System Holdings, Inc.	300	6,370
Tokyo Century Corp.	100	6,029
Tokyo Electron Ltd.	86	16,148
Tokyo Gas Co. Ltd.	4,400	120,079
Tokyu Corp.	3,900	69,424
Tokyu Fudosan Holdings Corp.	2,400	17,761
Toppan Forms Co. Ltd.	900	9,369
Toppan Printing Co. Ltd.	1,000	8,173
Toray Industries, Inc.	8,700	71,341
Tosoh Corp.	2,300	40,434
TOTO Ltd.	780	40,922
Toyo Seikan Group Holdings Ltd.	100	1,682
Toyo Suisan Kaisha Ltd.	1,100	39,335
Toyobo Co. Ltd.	500	8,325
Toyoda Gosei Co. Ltd.	200	5,281
Toyota Boshoku Corp.	100	1,903
Toyota Industries Corp.	100	5,854
Toyota Motor Corp.	100	6,370
Toyota Tsusho Corp.	100	3,461
Trend Micro, Inc.	600	34,129
TS Tech Co. Ltd.	800	35,271
Tsumura & Co.	300	10,948
Tsuruha Holdings, Inc.	400	59,607
TV Asahi Holdings Corp.	300	6,445
Ube Industries Ltd.	2,900	82,613
Unicharm Corp.	877	27,292
Ushio, Inc.	100	1,289
USS Co. Ltd.	2,600	49,322
Wacoal Holdings Corp.	2,800	83,501
Welcia Holdings Co. Ltd.	700	37,885
West Japan Railway Co.	900	64,846
Yahoo Japan Corp. (b)	100	364
Yakult Honsha Co. Ltd.	200	13,181
Yamada Denki Co. Ltd.	10,600	55,027
Yamaha Corp.	981	51,287
Yamaha Motor Co. Ltd.	700	20,295
Yamato Holdings Co. Ltd.	2,300	66,135
Yamato Kogyo Co. Ltd.	300	9,361
Yamazaki Baking Co. Ltd.	800	17,378
Yaskawa Electric Corp.	221	8,950
Yokogawa Electric Corp.	2,200	40,276

Yokohama Rubber Co. Ltd.	500	10,907
Zenkoku Hosho Co. Ltd.	300	14,469
Zensho Holdings Co. Ltd.	2,400	60,019
Zeon Corp.	3,200	40,705

		14,323,850

Jersey Island (d) - 0.0%
Randgold Resources Ltd.	125	9,927

Luxembourg (d) - 0.2%
B&M European Value Retail SA	14,498	77,746
Eurofins Scientific SE	24	12,310
L’Occitane International SA	4,319	7,818
RTL Group SA	347	26,146

		124,020

Macau (d) - 0.0%
Sands China Ltd.	1,060	6,344

Netherlands - 2.4%
Aalberts Industries NV	2,286	111,701
ABN AMRO Group NV, 144A (b)	199	5,162
Aegon NV (b)	1,063	6,609
Akzo Nobel NV	923	80,914
ASML Holding NV	104	20,322
ASR Nederland NV	1,583	66,892
EXOR NV	163	11,797
Heineken Holding NV	320	31,115
Heineken NV	84	8,397
ING Groep NV	321	4,668
Koninklijke Ahold Delhaize NV	5,578	127,971
Koninklijke DSM NV	4,240	421,586
Koninklijke KPN NV	9,119	24,770
Koninklijke Philips NV	2,714	110,945
Koninklijke Vopak NV	321	15,737
NN Group NV	1,040	44,626
QIAGEN NV*	360	13,052
Randstad NV	1,099	65,503
Royal Dutch Shell PLC, Class A	396	13,737
Royal Dutch Shell PLC, Class B	273	9,725
Signify NV, 144A (b)	5,814	165,799
Wolters Kluwer NV	1,902	106,659

		1,467,687

New Zealand - 1.1%
Air New Zealand Ltd.	30,618	67,242
Auckland International Airport Ltd.	3,898	18,051
Contact Energy Ltd.	19,316	78,066
Fisher & Paykel Healthcare Corp. Ltd.	10,419	97,083
Fletcher Building Ltd.	3,058	14,140
Kiwi Property Group Ltd.	31,057	30,726
Mercury NZ Ltd.	17,196	38,972
Meridian Energy Ltd.	12,858	26,930
Ryman Healthcare Ltd.	12,566	100,513
SKY Network Television Ltd.	3,848	6,264
SKYCITY Entertainment Group Ltd.	7,124	19,944
Spark New Zealand Ltd.	60,556	155,510
Xero Ltd.*	966	29,946

		683,387

Norway - 1.2%
Aker BP ASA	691	25,250
DNB ASA	318	5,693
Equinor ASA	1,326	34,890
Gjensidige Forsikring ASA	939	14,494
Marine Harvest ASA	6,767	135,380
Norsk Hydro ASA	17,892	112,260
Orkla ASA	31,353	282,779
Telenor ASA	4,630	95,372
Yara International ASA (b)	1,105	45,537

		751,655

Portugal - 0.4%
EDP - Energias de Portugal SA	23,892	93,429
Galp Energia SGPS SA	5,527	102,549
Jeronimo Martins SGPS SA	1,661	26,078

		222,056

Singapore - 2.8%
Ascendas Real Estate Investment Trust REIT	27,200	53,894
BOC Aviation Ltd., 144A	3,734	23,182
CapitaLand Commercial Trust REIT	131,095	167,612
CapitaLand Ltd.	16,600	42,944
CapitaLand Mall Trust REIT	68,600	106,174
City Developments Ltd.	4,600	38,556
ComfortDelGro Corp. Ltd.	27,500	50,581
DBS Group Holdings Ltd.	700	14,849
Frasers Property Ltd.	12,000	16,419
Genting Singapore PLC	68,400	64,439
Golden Agri-Resources Ltd.	92,600	21,810
Hutchison Port Holdings Trust, Class U	93,400	25,685
Jardine Cycle & Carriage Ltd.	93	2,389
Keppel Corp. Ltd.	11,400	65,718
M1 Ltd.	8,100	10,780
Oversea-Chinese Banking Corp. Ltd.	4,163	39,033
SATS Ltd.	16,300	62,887
Sembcorp Industries Ltd.	16,700	36,585
Sembcorp Marine Ltd.	2,697	4,315
SIA Engineering Co. Ltd.	6,600	15,643
Singapore Airlines Ltd.	15,600	131,570
Singapore Exchange Ltd.	11,300	61,170

Singapore Post Ltd.	10,600	10,462
Singapore Press Holdings Ltd.	4,400	8,652
Singapore Technologies Engineering Ltd.	14,400	37,468
Singapore Telecommunications Ltd.	4,700	11,526
StarHub Ltd. (b)	14,200	20,491
Suntec Real Estate Investment Trust REIT	19,800	26,648
United Overseas Bank Ltd.	2,700	56,808
UOL Group Ltd.	34,416	208,948
Venture Corp. Ltd.	16,000	252,421
Wilmar International Ltd.	4,000	9,690

		1,699,349

South Africa (d) - 0.0%
Investec PLC	1,222	9,034

South Korea - 3.6%
Amorepacific Corp.	24	7,403
AMOREPACIFIC Group	45	5,260
BGF retail Co. Ltd.	106	17,946
BNK Financial Group, Inc.	396	3,501
Cheil Worldwide, Inc.	763	14,015
CJ CheilJedang Corp.	30	9,755
CJ Corp.	32	4,393
Coway Co. Ltd.	202	16,359
Daelim Industrial Co. Ltd.	120	9,351
DB Insurance Co. Ltd.	515	27,949
DGB Financial Group, Inc.	485	4,657
Dongsuh Cos., Inc.	239	5,754
Doosan Corp.	216	20,940
E-MART, Inc.	185	42,905
GS Holdings Corp.	1,796	97,135
Hankook Tire Co. Ltd.	921	36,611
Hanon Systems	602	5,640
Hanwha Chemical Corp.	474	11,367
Hanwha Corp.	1,366	45,620
Hanwha Life Insurance Co. Ltd.	1,879	9,709
Hite Jinro Co. Ltd.	454	8,487
Hotel Shilla Co. Ltd.	86	9,893
Hyosung Corp. (c)	128	15,912
Hyundai Construction Equipment Co. Ltd.*	86	13,323
Hyundai Department Store Co. Ltd.	265	27,657
Hyundai Development Co.-Engineering & Construction (c)	178	7,662
Hyundai Electric & Energy System Co. Ltd.*	86	7,324
Hyundai Engineering & Construction Co. Ltd.	186	12,734
Hyundai Glovis Co. Ltd.	119	14,848
Hyundai Heavy Industries Holdings Co. Ltd.*	120	43,193
Hyundai Marine & Fire Insurance Co. Ltd.	1,189	37,558
Hyundai Mobis Co. Ltd.	116	23,459
Hyundai Motor Co.	122	15,732
Hyundai Steel Co.	116	6,650
Industrial Bank of Korea	1,988	28,770
Kangwon Land, Inc.	398	9,914
KB Financial Group, Inc.	880	42,288
KCC Corp.	26	8,309
Kia Motors Corp.	819	23,667
Korea Electric Power Corp.	402	12,363
Korea Gas Corp.*	233	13,034
Korea Investment Holdings Co. Ltd.	125	10,889
Korea Zinc Co. Ltd.	130	48,903
Korean Air Lines Co. Ltd.	292	8,655
KT&G Corp.	1,494	133,053
LG Chem Ltd.	50	15,701
LG Corp.	1,144	77,897
LG Display Co. Ltd.	2,600	53,546
LG Electronics, Inc.	780	67,005
LG Household & Health Care Ltd.	4	4,983
LG Uplus Corp.	2,524	27,395
Lotte Chemical Corp.	21	7,179
Lotte Confectionery Co. Ltd.	32	5,433
Lotte Shopping Co. Ltd.	91	18,910
LS Corp.	303	24,033
Mando Corp.	205	7,312
NCSoft Corp.	29	9,497
NH Investment & Securities Co. Ltd.	650	9,557
NongShim Co. Ltd.	38	11,492
Orion Corp.	329	39,525
POSCO	363	114,327
S-1 Corp.	325	26,652
Samsung C&T Corp.	47	5,472
Samsung Electro-Mechanics Co. Ltd.	161	20,014
Samsung Electronics Co. Ltd.	612	28,785
Samsung Fire & Marine Insurance Co. Ltd.	144	33,463
Samsung Life Insurance Co. Ltd.	186	17,773
Samsung Securities Co. Ltd.	416	14,240
Shinhan Financial Group Co. Ltd.	470	19,076
Shinsegae Inc.	21	8,552
SK Holdings Co. Ltd.	313	80,431
SK Hynix, Inc.	2,563	222,074

SK Innovation Co. Ltd.	416	79,499
SK Telecom Co. Ltd.	231	47,574
SKC Co. Ltd.	85	3,048
S-Oil Corp.	355	35,403
Woori Bank	2,125	30,161
Yuhan Corp.	71	15,676

		2,162,232

Spain - 1.6%
Abertis Infraestructuras SA	5,527	118,453
Acciona SA	125	9,432
Acerinox SA	616	8,283
ACS Actividades de Construccion y Servicios SA	2,598	107,689
Aena SME SA, 144A	149	28,576
Amadeus IT Group SA	1,200	95,112
Banco Bilbao Vizcaya Argentaria SA	578	3,939
Banco de Sabadell SA	2,410	4,045
Bankinter SA	2,001	19,256
CaixaBank SA	675	2,865
Cellnex Telecom SA, 144A	577	14,622
Corp. Financiera Alba SA	1,086	62,497
Distribuidora Internacional de Alimentacion SA	2,490	8,461
EDP Renovaveis SA	675	6,339
Enagas SA	3,405	90,662
Endesa SA	1,325	29,147
Ferrovial SA	1,782	36,257
Ferrovial SA*	1,782	631
Gas Natural SDG SA	1,592	39,007
Grifols SA	449	13,208
Grupo Catalana Occidente SA	375	16,546
Iberdrola SA	7,222	51,188
Mapfre SA	1,126	3,407
Mediaset Espana Comunicacion SA	854	7,684
Merlin Properties Socimi SA REIT	4,595	63,212
Red Electrica Corp. SA	4,199	81,610
Repsol SA	1,469	27,959
Telefonica SA	1,992	17,549
Zardoya Otis SA	2,845	27,182

		994,818

Sweden - 5.3%
Alfa Laval AB	3,285	81,905
Arjo AB, Class B	6,839	22,844
Assa Abloy AB, Class B	2,183	46,865
Atlas Copco AB, Class A	945	37,450
Atlas Copco AB, Class B	574	20,733
Boliden AB	3,938	138,606
Electrolux AB, Series B	5,027	123,858
Essity AB, Class B	1,001	25,389
Fastighets AB Balder, Class B*	3,735	96,761
Getinge AB, Class B	1,090	10,547
Hennes & Mauritz AB, Class B (b)	318	4,785
Hexagon AB, Class B	1,095	61,583
Husqvarna AB, Class B	7,198	70,646
ICA Gruppen AB (b)	1,362	41,963
Industrivarden AB, Class A	7,049	153,723
Industrivarden AB, Class C	6,746	141,463
Investment AB Latour, Class B	1,451	15,608
Investor AB, Class B	5,436	225,030
Kinnevik AB, Class B	10,075	350,447
L E Lundbergforetagen AB, Class B	2,378	76,684
Lundin Petroleum AB	2,339	74,050
Nordea Bank AB	732	7,029
Saab AB, Class B	406	16,743
Sandvik AB	6,401	110,891
Securitas AB, Class B	5,871	94,463
Skandinaviska Enskilda Banken AB, Class A	682	6,134
Skanska AB, Class B	1,719	31,600
SKF AB, Class B	3,736	72,442
Svenska Cellulosa AB SCA, Class B	40,163	444,209
Svenska Handelsbanken AB, Class A	617	6,753
Swedbank AB, Class A	447	9,277
Swedish Match AB	5,247	248,338
Tele2 AB, Class B (b)	5,841	71,362
Telia Co. AB	18,176	85,079
Trelleborg AB, Class B	3,290	71,915
Volvo AB, Class B	8,102	139,212

		3,236,387

Switzerland - 3.8%
ABB Ltd.	2,034	46,117
Adecco Group AG	2,181	131,157
Baloise Holding AG	203	29,858
Banque Cantonale Vaudoise	5	3,906
Barry Callebaut AG	37	64,847
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	38,480
Cie Financiere Richemont SA	403	37,033
Clariant AG*	1,951	47,192
Coca-Cola HBC AG*	2,759	94,352
DKSH Holding AG	770	61,523
Dufry AG*	102	13,950
EMS-Chemie Holding AG	44	27,592
Ferguson PLC*	1,467	114,040

Flughafen Zurich AG	283	59,530
Geberit AG	156	67,567
Georg Fischer AG	119	154,333
Givaudan SA	50	111,637
Helvetia Holding AG	9	5,095
Julius Baer Group Ltd.*	321	18,775
Kuehne + Nagel International AG	632	95,530
LafargeHolcim Ltd.*	405	20,779
Logitech International SA	1,217	49,789
Lonza Group AG*	45	12,070
Nestle SA	123	9,306
Novartis AG	81	6,011
OC Oerlikon Corp. AG*	4,944	80,062
Partners Group Holding AG	115	83,288
PSP Swiss Property AG	253	23,239
Roche Holding AG	22	4,723
Schindler Holding AG	124	25,504
Schindler Holding AG Participation Certificates	231	48,921
SGS SA	34	88,156
Sika AG	21	168,111
Sonova Holding AG	412	72,082
STMicroelectronics NV	514	12,216
Straumann Holding AG	73	48,229
Sulzer AG	70	8,046
Swatch Group AG - Bearer	147	71,504
Swatch Group AG - Registered	166	14,783
Swiss Life Holding AG*	56	19,139
Swiss Prime Site AG*	290	27,124
Swiss Re AG	72	6,238
Swisscom AG	201	89,879
Temenos AG*	554	82,274
Zurich Insurance Group AG	49	14,564

		2,308,551

Taiwan (d) - 0.0%
FIT Hon Teng Ltd., 144A	19,885	9,025

United Kingdom - 13.1%
3i Group PLC	43,944	557,258
Admiral Group PLC	4,305	110,301
Ashmore Group PLC	5,394	26,428
Ashtead Group PLC	1,443	44,758
Associated British Foods PLC	1,452	51,201
AstraZeneca PLC	148	10,764
Auto Trader Group PLC, 144A	4,438	20,823
Aviva PLC	1,350	9,176
Babcock International Group PLC	536	5,941
BAE Systems PLC	10,143	86,298
Barratt Developments PLC	12,222	88,732
Bellway PLC	2,438	106,505
Berkeley Group Holdings PLC	3,805	214,980
BP PLC	6,420	49,232
British Land Co. PLC REIT	978	8,823
BT Group PLC	5,625	15,337
Bunzl PLC	1,740	53,021
Burberry Group PLC	2,024	55,723
Centrica PLC	9,698	18,828
CNH Industrial NV	4,829	56,482
Cobham PLC*	16,756	27,759
Compass Group PLC	5,807	124,986
Croda International PLC	1,701	105,521
Derwent London PLC REIT	2,065	82,681
Diageo PLC	659	24,224
Direct Line Insurance Group PLC	38,433	182,829
Dixons Carphone PLC	2,353	5,792
DS Smith PLC	18,967	139,569
easyJet PLC	2,889	65,698
Experian PLC	2,181	53,443
Fiat Chrysler Automobiles NV*	723	16,373
G4S PLC	9,002	32,330
GlaxoSmithKline PLC	371	7,524
Halma PLC	5,979	107,405
Hammerson PLC REIT	2,735	19,907
Hargreaves Lansdown PLC	1,490	37,809
Howden Joinery Group PLC	12,162	81,111
IMI PLC	3,143	48,514
Imperial Brands PLC	158	5,698
Inchcape PLC	9,121	88,781
Informa PLC	7,646	79,806
InterContinental Hotels Group PLC	2,379	152,393
International Consolidated Airlines Group SA	6,685	60,542
Intertek Group PLC	1,620	117,828
ITV PLC	10,918	23,623
J Sainsbury PLC	14,885	63,045
Johnson Matthey PLC	3,174	148,371
Just Eat PLC*	564	6,327
Kingfisher PLC	49,038	199,150
Legal & General Group PLC	5,965	21,415
London Stock Exchange Group PLC	124	7,387
Marks & Spencer Group PLC	18,669	70,551
Meggitt PLC	14,119	92,378
Melrose Industries PLC	38,778	121,776
Merlin Entertainments PLC, 144A	690	3,368
Micro Focus International PLC	190	3,370
Mondi PLC	1,667	46,338
National Grid PLC	3,705	41,082
Next PLC	4,240	327,234
Old Mutual PLC	5,990	19,113

Pearson PLC	12,725	152,664
Pennon Group PLC	1,402	13,932
Persimmon PLC	5,684	214,196
Prudential PLC	84	2,024
Reckitt Benckiser Group PLC	162	12,419
RELX NV	3,505	76,427
RELX PLC	3,508	77,137
Rentokil Initial PLC	66,036	301,046
Rightmove PLC	482	31,504
Rio Tinto Ltd.	5,465	343,089
Rio Tinto PLC	1,532	86,435
Rolls-Royce Holdings PLC*	523	5,739
Rolls-Royce Holdings PLC - Entitlement*	34,364	46
Royal Mail PLC	47,342	320,648
RPC Group PLC	552	5,809
RSA Insurance Group PLC	1,392	12,073
Sage Group PLC	5,056	44,565
Schroders PLC	407	17,531
Segro PLC REIT	70,542	614,452
Severn Trent PLC	889	23,529
Sky PLC	1,415	25,362
Smith & Nephew PLC	8,794	160,138
Smiths Group PLC	5,536	129,687
Spirax-Sarco Engineering PLC	981	80,672
SSE PLC	4,632	84,287
St James’s Place PLC	996	15,798
Standard Life Aberdeen PLC	2,021	9,426
Tate & Lyle PLC	2,115	19,374
Taylor Wimpey PLC	33,489	84,735
Tesco PLC	18,283	59,775
Travis Perkins PLC	4,262	76,306
Unilever NV	900	50,154
Unilever PLC	1,239	68,362
United Utilities Group PLC	1,129	11,655
Vodafone Group PLC	3,818	9,745
Weir Group PLC	465	13,557
Whitbread PLC	1,785	100,115
William Hill PLC	6,535	27,827
Wm Morrison Supermarkets PLC	29,705	97,157
WPP PLC	1,667	27,339

		7,960,398

United States(d) - 0.5%
Carnival PLC	1,835	118,107
Nexteer Automotive Group Ltd.*	2,192	3,616
OneMarket Ltd.*	1,089	1,260
Samsonite International SA (c)	3,084	10,576
Sims Metal Management Ltd.	4,183	50,483
Waste Connections, Inc.	1,507	115,825

		299,867

TOTAL COMMON STOCKS (Cost $58,847,188)		60,428,367

PREFERRED STOCKS - 0.2%
Germany - 0.2%
FUCHS PETROLUB SE	795	41,630
Henkel AG & Co. KGaA	42	5,180
Porsche Automobil Holding SE	444	32,693
Sartorius AG	45	6,582

		86,085

South Korea - 0.0%
Hanwha Corp.	1,469	22,213

Spain - 0.0%
Grifols SA, Class B	274	5,975

TOTAL PREFERRED STOCKS (Cost $115,615)		114,273

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(e)(f) (Cost $833,204)	833,204	833,204

TOTAL INVESTMENTS - 100.9% (Cost $59,796,007)		$61,375,844
Other assets and liabilities, net - (0.9%)		(529,808)

NET ASSETS - 100.0%		$60,846,036

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (e)(f)
115,119	718,085	—	—	—	8,097	—	833,204	833,204

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $857,829, which is 1.4% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $64,812.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending Collateral
Industrials	14,116,762	23.3%
Consumer Discretionary	9,388,006	15.5
Materials	7,229,234	12.0
Real Estate	7,055,307	11.6
Financials	5,191,873	8.6
Consumer Staples	5,120,752	8.4
Information Technology	3,544,322	5.9
Utilities	3,048,135	5.0
Health Care	2,468,565	4.1
Energy	2,030,933	3.4
Telecommunication Services	1,348,751	2.2

Total	$60,542,640	100.0%

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI EAFE Futures	USD	2	$200,935	$198,700	6/15/2018	$(2,235)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$60,362,435	$—	$65,932	$60,428,367
Preferred Stocks (h)	114,273	—	—	114,273
Short-Term Investments	833,204	—	—	833,204

TOTAL	$61,309,912	$—	$65,932	$61,375,844

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	(2,235)	—	—	(2,235)

TOTAL	$(2,235)	$—	$—	$(2,235)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $20,415. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

May 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.0%
Brazil - 5.4%
AES Tiete Energia SA	599	$1,604
Ambev SA	242	1,279
Atacadao Distribuicao Comercio e Industria Ltda	654	2,801
B3 SA - Brasil Bolsa Balcao	3,636	21,255
Banco BTG Pactual SA	1,010	5,275
Banco do Brasil SA	47	383
Banco Santander Brasil SA	64	581
BB Seguridade Participacoes SA	1,194	8,355
BR Malls Participacoes SA*	140	387
CCR SA	712	1,969
Cia de Saneamento Basico do Estado de Sao Paulo	1,442	10,126
Cia Paranaense de Energia	145	776
Cielo SA	1,672	7,610
Cosan SA Industria e Comercio	719	7,491
EDP - Energias do Brasil SA	3,491	12,393
Embraer SA	2,010	12,139
Energisa SA	1,504	12,168
Engie Brasil Energia SA	434	4,311
Equatorial Energia SA	867	14,153
Estacio Participacoes SA	470	3,174
Fibria Celulose SA	378	7,184
Fleury SA	1,933	12,758
Grendene SA	1,724	10,810
Guararapes Confeccoes SA	76	2,219
Hypera SA	1,942	14,706
IRB Brasil Resseguros S/A	926	11,990
JBS SA	485	1,163
Klabin SA	729	4,109
Kroton Educacional SA	1,825	5,297
Localiza Rent a Car SA	882	5,857
Lojas Renner SA	2,787	22,204
M Dias Branco SA	482	5,436
Multiplan Empreendimentos Imobiliarios SA	138	2,174
Multiplus SA	448	3,128
Natura Cosmeticos SA	204	1,847
Odontoprev SA	3,629	13,604
Petrobras Distribuidora SA	306	1,495
Porto Seguro SA	1,397	15,947
Qualicorp SA	3,805	19,464
Raia Drogasil SA	579	9,681
Sao Martinho SA	363	1,708
Smiles Fidelidade SA	209	3,270
Sul America SA	3,021	15,884
Suzano Papel e Celulose SA	358	4,143
TIM Participacoes SA	4,078	14,685
Transmissora Alianca de Energia Eletrica SA	2,866	14,807
Ultrapar Participacoes SA	370	4,968
Vale SA	68	924
WEG SA	988	4,558

		364,250

Chile - 2.4%
AES Gener SA	9,001	2,349
Aguas Andinas SA, Class A	21,904	12,707
Banco de Chile	27,627	4,284
Banco de Credito e Inversiones	74	5,205
Banco Santander Chile	39,330	3,154
Cencosud SA	1,801	4,771
Cia Cervecerias Unidas SA	1,021	12,986
Colbun SA	45,736	10,305
Empresa Nacional de Telecomunicaciones SA	447	4,776
Empresas CMPC SA	2,421	9,160
Empresas COPEC SA	411	6,268
Enel Americas SA	121,184	23,413
Enel Chile SA	245,880	26,543
Engie Energia Chile SA	4,320	8,671
Latam Airlines Group SA	307	3,697
Parque Arauco SA	3,918	11,316
SACI Falabella	404	3,778
SONDA SA	5,132	8,372

		161,755

China - 17.3%
3SBio, Inc., 144A*	644	1,843
Agile Group Holdings Ltd.	3,503	6,681
Agricultural Bank of China Ltd., Class H	26,172	13,546
Air China Ltd., Class H	10,295	11,930
Alibaba Group Holding Ltd., ADR*(a)	6	1,188
Aluminum Corp. of China Ltd., Class H*	15,870	8,356
Angang Steel Co. Ltd., Class H	4,424	4,388
Anhui Conch Cement Co. Ltd., Class H	6,347	38,920
Anhui Expressway Co. Ltd., Class H	7,417	5,182
Anhui Gujing Distillery Co. Ltd., Class B	1,216	7,704
ANTA Sports Products Ltd.	1,764	10,165
BAIC Motor Corp. Ltd., Class H, 144A	910	884
Bank of China Ltd., Class H	7,861	4,109
Bank of Communications Co. Ltd., Class H	715	566
BBMG Corp., Class H	150	66

Beijing Capital International Airport Co. Ltd., Class H	4,122	6,096
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	744
Bengang Steel Plates Co. Ltd., Class B*	13,000	4,342
BOE Technology Group Co. Ltd., Class B	10,969	4,866
BYD Electronic International Co. Ltd.	463	735
CAR, Inc.*	635	711
China BlueChemical Ltd., Class H	3,670	1,226
China CITIC Bank Corp. Ltd., Class H	11,572	7,863
China Coal Energy Co. Ltd., Class H	4,521	1,988
China Communications Construction Co. Ltd., Class H	3,826	4,107
China Communications Services Corp. Ltd., Class H	12,182	7,843
China Conch Venture Holdings Ltd.	8,102	28,094
China Construction Bank Corp., Class H	601	607
China Dongxiang Group Co. Ltd.	43,204	8,207
China Eastern Airlines Corp. Ltd., Class H	5,556	4,420
China Everbright Bank Co. Ltd., Class H	1,593	794
China Galaxy Securities Co. Ltd., Class H	236	148
China Huarong Asset Management Co. Ltd., Class H, 144A	2,106	709
China International Capital Corp. Ltd., Class H, 144A	568	1,198
China Life Insurance Co. Ltd., Class H	1,191	3,325
China Literature Ltd., 144A*	90	840
China Lodging Group Ltd., ADR (a)	48	2,112
China Longyuan Power Group Corp. Ltd., Class H	1,912	1,765
China Machinery Engineering Corp., Class H	1,431	792
China Medical System Holdings Ltd.	4,725	11,385
China Merchants Bank Co. Ltd., Class H	2,158	8,886
China Minsheng Banking Corp. Ltd., Class H (a)	1,753	1,672
China National Building Material Co. Ltd., Class H*	5,490	6,285
China Pacific Insurance Group Co. Ltd., Class H	3,527	15,243
China Petroleum & Chemical Corp., Class H	90,901	88,883
China Railway Construction Corp. Ltd., Class H	1,623	1,839
China Railway Group Ltd., Class H	7,690	6,206
China Railway Signal & Communication Corp. Ltd., Class H, 144A	6,108	4,773
China Reinsurance Group Corp., Class H	19,478	4,370
China Resources Pharmaceutical Group Ltd., 144A	8,212	12,605
China Shenhua Energy Co. Ltd., Class H	29,102	76,056
China Southern Airlines Co. Ltd., Class H	5,656	5,595
China Telecom Corp. Ltd., Class H	863	403
China Vanke Co. Ltd., Class H	5,772	20,640
China Zhongwang Holdings Ltd.	7,355	3,985
Chongqing Changan Automobile Co. Ltd., Class B	2,813	3,080
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,314	878
CIFI Holdings Group Co. Ltd.	13,638	10,553
CNOOC Ltd.	1,823	3,068
COSCO SHIPPING Development Co. Ltd., Class H*	4,374	831
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,154	3,483
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,607	903
Country Garden Holdings Co. Ltd.	1,154	2,263
CRRC Corp. Ltd., Class H	4,555	4,071
CSC Financial Co. Ltd., Class H, 144A	4,700	3,847
CSG Holding Co. Ltd., Class B	6,607	3,394
CSPC Pharmaceutical Group Ltd.	7,886	24,681
Dali Foods Group Co. Ltd., 144A	6,769	5,221
Dalian Port PDA Co. Ltd., Class H	5,082	855
Datang International Power Generation Co. Ltd., Class H*	23,450	7,563
Dazhong Transportation Group Co. Ltd., Class B	4,610	2,208

Dongfang Electric Corp. Ltd., Class H*	1,508	1,144
Dongfeng Motor Group Co. Ltd., Class H	5,576	6,362
ENN Energy Holdings Ltd.	3,320	34,177
Everbright Securities Co. Ltd., Class H, 144A	1,121	1,356
Foshan Electrical and Lighting Co. Ltd., Class B	7,040	4,021
Fosun International Ltd.	1,354	2,976
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	4,594	17,013
Geely Automobile Holdings Ltd.	1,418	4,022
GF Securities Co. Ltd., Class H*	1,523	2,571
GOME Retail Holdings Ltd.*(a)	8,820	989
Great Wall Motor Co. Ltd., Class H (a)	5,681	5,540
Greentown China Holdings Ltd.	540	812
Guangdong Electric Power Development Co. Ltd., Class B	13,100	4,993
Guangshen Railway Co. Ltd., Class H	7,107	4,104
Guangzhou Automobile Group Co. Ltd., Class H	18,579	31,501
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	781	4,082
Guangzhou R&F Properties Co. Ltd., Class H	996	2,336
Guotai Junan Securities Co. Ltd., Class H, 144A*	5,053	11,750
Haitian International Holdings Ltd.	3,306	9,378
Haitong Securities Co. Ltd., Class H	877	1,098
Hengan International Group Co. Ltd.	1,160	11,047
Huadian Fuxin Energy Corp. Ltd., Class H	4,580	1,214
Huadian Power International Corp. Ltd., Class H	4,259	1,960
Huaneng Power International, Inc., Class H	14,599	11,278
Huaneng Renewables Corp. Ltd., Class H	3,530	1,517
Industrial & Commercial Bank of China Ltd., Class H	4,244	3,517
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,500	3,342
Jiangling Motors Corp. Ltd., Class B	842	1,079
Jiangsu Expressway Co. Ltd., Class H	15,630	23,592
Jiangxi Copper Co. Ltd., Class H	8,880	12,905
Jinzhou Port Co. Ltd., Class B	2,500	1,125
KWG Property Holding Ltd.	2,972	4,099
Lenovo Group Ltd.	5,151	2,732
Li Ning Co. Ltd.*	1,900	2,282
Livzon Pharmaceutical Group, Inc., Class H	700	5,038
Logan Property Holdings Co. Ltd.	8,477	12,752
Longfor Properties Co. Ltd.	7,015	21,016
Luye Pharma Group Ltd.	5,109	5,608
Maanshan Iron & Steel Co. Ltd., Class H*	5,810	2,815
Metallurgical Corp. of China Ltd., Class H	6,080	1,821
NetEase, Inc., ADR	10	2,283
New China Life Insurance Co. Ltd., Class H	995	4,516
New Oriental Education & Technology Group, Inc., ADR	133	13,230
Orient Securities Co. Ltd., Class H, 144A	2,212	1,853
People’s Insurance Co. Group of China Ltd., Class H	11,025	5,214
PetroChina Co. Ltd., Class H	33,774	27,944
PICC Property & Casualty Co. Ltd., Class H	6,975	12,289
Ping An Insurance Group Co. of China Ltd., Class H	293	2,872
Red Star Macalline Group Corp. Ltd., Class H, 144A	4,313	5,850
Shandong Chenming Paper Holdings Ltd., Class B	9,247	12,885
Shandong Chenming Paper Holdings Ltd., Class H*	2,378	3,547
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	291	250
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,499
Shanghai Baosight Software Co. Ltd., Class B	1,000	1,635
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	1,600	1,141
Shanghai Electric Group Co. Ltd., Class H*(a)	3,150	1,205
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	737	4,721
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	1,200	3,126
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	1,100	1,428

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,921	2,862
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,562	7,099
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,369	10,415
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	7,100	3,550
Shenzhen Chiwan Wharf Holdings Ltd., Class B (b)	2,600	4,042
Shenzhen Expressway Co. Ltd., Class H	7,172	7,525
Shenzhou International Group Holdings Ltd.	980	11,469
Sichuan Expressway Co. Ltd., Class H	4,375	1,506
Sihuan Pharmaceutical Holdings Group Ltd.	12,030	3,113
SINA Corp.*	90	8,174
Sino-Ocean Group Holding Ltd.	17,490	11,817
Sinopec Engineering Group Co. Ltd., Class H	10,622	11,415
Sinopec Shanghai Petrochemical Co. Ltd., Class H	15,041	11,102
Sinopharm Group Co. Ltd., Class H	416	1,848
Sinotrans Ltd., Class H	2,959	1,679
Sinotruk Hong Kong Ltd.	9,459	13,385
SOHO China Ltd.	3,017	1,577
Sunny Optical Technology Group Co. Ltd.*	45	916
TAL Education Group, ADR*	203	8,619
Tencent Holdings Ltd.	15	763
TravelSky Technology Ltd., Class H	269	787
Tsingtao Brewery Co. Ltd., Class H	2,217	14,047
Weichai Power Co. Ltd., Class H	9,253	12,409
Weifu High-Technology Group Co. Ltd., Class B	1,216	2,634
Wuxi Biologics Cayman, Inc., 144A*	198	2,220
Wuxi Little Swan Co. Ltd., Class B	2,647	15,405
Xinhua Winshare Publishing and Media Co. Ltd., Class H*	2,759	2,146
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	701	1,122
Yangzijiang Shipbuilding Holdings Ltd.	21,774	15,710
Yantai Changyu Pioneer Wine Co. Ltd., Class B	2,257	6,347
Yanzhou Coal Mining Co. Ltd., Class H	2,131	3,075
YY, Inc., ADR*	7	816
Zhejiang Expressway Co. Ltd., Class H	1,478	1,479
Zhongsheng Group Holdings Ltd.	2,928	9,388
Zhuzhou CRRC Times Electric Co. Ltd., Class H	395	1,989
Zijin Mining Group Co. Ltd., Class H	22,773	9,493
ZTE Corp., Class H*(b)	368	1,191
ZTO Express Cayman, Inc., ADR (a)	239	4,921

		1,171,292

Colombia - 0.7%
Almacenes Exito SA	2,998	17,128
Bancolombia SA	596	6,835
Cemex Latam Holdings SA*	963	2,968
Ecopetrol SA	1,510	1,616
Grupo de Inversiones Suramericana SA	182	2,339
Interconexion Electrica SA ESP	3,486	17,092

		47,978

Czech Republic - 0.6%
CEZ AS	635	15,863
Komercni banka AS	96	3,885
Moneta Money Bank AS, 144A	3,019	10,538
O2 Czech Republic AS*	155	1,962
Philip Morris CR AS	14	9,216

		41,464

Egypt - 0.3%
Commercial International Bank Egypt SAE, GDR	3,871	18,116

Greece - 0.3%
FF Group*(b)	144	807
Hellenic Petroleum SA	272	2,254
Hellenic Telecommunications Organization SA	186	2,226
JUMBO SA	150	2,406
Motor Oil Hellas Corinth Refineries SA	100	2,024
Mytilineos Holdings SA*	83	880
OPAP SA	314	3,372
Titan Cement Co. SA	209	5,123

		19,092

Hong Kong - 5.3%
Beijing Enterprises Holdings Ltd.	2,646	14,623
Beijing Enterprises Water Group Ltd.*	2,330	1,405

Bosideng International Holdings Ltd.	9,873	1,108
Brilliance China Automotive Holdings Ltd.	884	1,652
China Agri-Industries Holdings Ltd.	2,651	1,125
China Everbright International Ltd.	2,925	4,370
China Everbright Ltd.	3,376	7,420
China Foods Ltd.	2,641	1,327
China Gas Holdings Ltd.	1,121	4,652
China Jinmao Holdings Group Ltd.	4,465	2,550
China Merchants Port Holdings Co. Ltd.	1,949	4,448
China Mobile Ltd.	100	892
China Overseas Land & Investment Ltd.	4,496	15,046
China Power International Development Ltd.	6,639	1,845
China Resources Beer Holdings Co. Ltd.	1,741	8,456
China Resources Cement Holdings Ltd.	10,053	11,842
China Resources Gas Group Ltd.	2,388	9,072
China Resources Land Ltd.	3,135	11,510
China Resources Power Holdings Co. Ltd.	8,294	16,981
China State Construction International Holdings Ltd.	1,844	2,278
China Taiping Insurance Holdings Co. Ltd.	841	3,018
China Traditional Chinese Medicine Holdings Co. Ltd.	7,231	6,637
China Unicom Hong Kong Ltd.	1,604	2,180
CITIC Ltd.	1,088	1,617
COSCO SHIPPING Ports Ltd.	5,776	5,559
Far East Horizon Ltd.	808	858
GCL-Poly Energy Holdings Ltd.*	12,678	1,390
Guangdong Investment Ltd.	7,974	13,439
Haier Electronics Group Co. Ltd.*	3,142	11,296
Hopson Development Holdings Ltd.	1,336	1,282
Kingboard Chemical Holdings Ltd.	17,632	70,131
Kingboard Laminates Holdings Ltd.	22,950	30,428
Kunlun Energy Co. Ltd.	12,930	11,769
Lee & Man Paper Manufacturing Ltd.	21,229	24,898
Nine Dragons Paper Holdings Ltd.	2,052	3,265
Poly Property Group Co. Ltd.*	2,764	1,332
Shanghai Industrial Holdings Ltd.	3,638	9,670
Shenzhen International Holdings Ltd.	4,345	9,505
Shenzhen Investment Ltd.	15,539	6,597
Shimao Property Holdings Ltd.	1,806	5,341
Sino Biopharmaceutical Ltd.	4,273	10,808
Yuexiu Property Co. Ltd.	38,083	8,593

		362,215

Hungary - 1.1%
Magyar Telekom Telecommunications PLC	8,930	13,532
MOL Hungarian Oil & Gas PLC	5,000	47,067
OTP Bank Nyrt	230	8,230
Richter Gedeon Nyrt	462	9,025

		77,854

India - 7.2%
ABB India Ltd.	148	2,702
ACC Ltd.	325	6,524
Adani Ports & Special Economic Zone Ltd.	615	3,574
Ambuja Cements Ltd.	1,459	4,441
Ashok Leyland Ltd.	1,131	2,481
Asian Paints Ltd.	116	2,243
Aurobindo Pharma Ltd.	211	1,739
Axis Bank Ltd.	120	971
Bajaj Auto Ltd.	70	2,853
Bajaj Finance Ltd.	50	1,563
Bajaj Holdings & Investment Ltd.	370	15,187
Berger Paints India Ltd.	302	1,334
Bharat Electronics Ltd.	1,888	3,201
Bharat Forge Ltd.	342	3,298
Bharat Heavy Electricals Ltd.	748	927
Bharat Petroleum Corp. Ltd.	1,349	8,075
Bharti Airtel Ltd.	572	3,167
Bharti Infratel Ltd.	1,257	5,563
Biocon Ltd.	225	2,219
Bosch Ltd.	5	1,361
Britannia Industries Ltd.	47	4,126
Cadila Healthcare Ltd.*	38	203
Castrol India Ltd.	870	2,203
Cipla Ltd.	687	5,343
Coal India Ltd.	898	3,942
Colgate-Palmolive India Ltd.	213	3,976
Container Corp. of India Ltd.	424	8,665
Cummins India Ltd.	188	1,954
Dabur India Ltd.	1,313	7,458
Divi’s Laboratories Ltd.	418	6,488
Dr Reddy’s Laboratories Ltd.	70	2,009
Eicher Motors Ltd.	10	4,561
Emami Ltd.	63	976

Exide Industries Ltd.	1,170	4,503
GAIL India Ltd.	2,416	12,563
GlaxoSmithKline Consumer Healthcare Ltd.	26	2,534
Godrej Consumer Products Ltd.	158	2,667
Grasim Industries Ltd.	1,123	17,304
Great Eastern Shipping Co. Ltd.	787	3,835
Havells India Ltd.	483	3,895
HCL Technologies Ltd.	871	11,750
Hero MotoCorp Ltd.	184	9,666
Hindalco Industries Ltd.	1,253	4,349
Hindustan Petroleum Corp. Ltd.	4,580	21,165
Hindustan Unilever Ltd.	223	5,325
Hindustan Zinc Ltd.	188	826
Housing Development Finance Corp. Ltd.	133	3,613
ICICI Lombard General Insurance Co. Ltd., 144A	189	2,113
ICICI Prudential Life Insurance Co. Ltd., 144A	249	1,559
Indiabulls Housing Finance Ltd.	47	865
Indian Oil Corp. Ltd.	2,214	5,712
Infosys Ltd.	576	10,514
InterGlobe Aviation Ltd., 144A	253	4,571
ITC Ltd.	297	1,196
JSW Energy Ltd.	716	873
JSW Steel Ltd.	4,218	20,745
Kansai Nerolac Paints Ltd.	741	5,383
Larsen & Toubro Ltd.	127	2,579
Lupin Ltd.	93	1,062
Mahindra & Mahindra Ltd.	751	10,271
Mangalore Refinery & Petrochemicals Ltd.	484	666
Marico Ltd.	1,163	5,547
Maruti Suzuki India Ltd.	41	5,187
Motherson Sumi Systems Ltd.	224	1,029
Mphasis Ltd.	1,460	23,822
MRF Ltd.	4	4,489
Nestle India Ltd.	48	6,867
NHPC Ltd.	17,379	6,825
NMDC Ltd.	1,986	3,456
NTPC Ltd.	2,094	5,199
Oil & Natural Gas Corp. Ltd.	2,249	5,929
Oil India Ltd.	1,731	5,537
Oracle Financial Services Software Ltd.*	142	8,297
Page Industries Ltd.	21	7,849
Petronet LNG Ltd.	1,346	4,381
Pidilite Industries Ltd.	385	6,604
Power Grid Corp. of India Ltd.	1,256	3,898
Rajesh Exports Ltd.	765	6,845
Reliance Industries Ltd.	163	2,225
Reliance Infrastructure Ltd.	172	1,108
Rural Electrification Corp. Ltd.	1,592	2,787
Shree Cement Ltd.	11	2,752
Shriram Transport Finance Co. Ltd.	109	2,349
Siemens Ltd.	138	2,138
Steel Authority of India Ltd.*	153	172
Sun Pharmaceutical Industries Ltd.	344	2,449
Sun TV Network Ltd.	111	1,509
Tata Communications Ltd.	105	961
Tata Consultancy Services Ltd.	58	1,496
Tata Motors Ltd.*	481	2,014
Tata Power Co. Ltd.	3,264	3,932
Tata Steel Ltd.	106	904
Tech Mahindra Ltd.	2,041	21,545
Titan Co. Ltd.	309	4,121
Torrent Pharmaceuticals Ltd.	105	2,196
Torrent Power Ltd.	60	233
UltraTech Cement Ltd.	30	1,665
United Breweries Ltd.	71	1,231
UPL Ltd.	570	5,977
Vakrangee Ltd.	265	128
Vedanta Ltd.	699	2,572
Wipro Ltd.	1,375	5,336
Yes Bank Ltd.*	303	1,554
Zee Entertainment Enterprises Ltd.	762	6,279

		488,825

Indonesia - 1.9%
PT Adaro Energy Tbk	18,753	2,544
PT Astra Agro Lestari Tbk	1,131	1,022
PT Astra International Tbk	7,506	3,727
PT Bank Central Asia Tbk	2,625	4,288
PT Bank Danamon Indonesia Tbk	7,553	3,166
PT Bank Mandiri Persero Tbk	5,643	2,863
PT Bank Negara Indonesia Persero Tbk	9,450	5,764
PT Bank Rakyat Indonesia Persero Tbk	19,593	4,343
PT Bumi Serpong Damai Tbk	80,190	9,840
PT Charoen Pokphand Indonesia Tbk	7,348	1,946
PT Gudang Garam Tbk	832	4,102
PT Hanjaya Mandala Sampoerna Tbk	3,301	900
PT Indocement Tunggal Prakarsa Tbk	7,278	9,232
PT Indofood CBP Sukses Makmur Tbk	5,954	3,728

PT Indofood Sukses Makmur Tbk	15,777	8,033
PT Jasa Marga Persero Tbk	25,323	8,110
PT Kalbe Farma Tbk	73,079	7,205
PT Media Nusantara Citra Tbk	9,667	835
PT Perusahaan Gas Negara Persero Tbk	25,599	3,814
PT Semen Indonesia Persero Tbk	20,627	12,470
PT Surya Citra Media Tbk	13,648	2,416
PT Tambang Batubara Bukit Asam Persero Tbk	9,151	2,503
PT Telekomunikasi Indonesia Persero Tbk	33,491	8,484
PT Tower Bersama Infrastructure Tbk	2,101	767
PT Unilever Indonesia Tbk	804	2,639
PT United Tractors Tbk	6,692	16,880
PT XL Axiata Tbk*	4,697	710

		132,331

Isle of Man - 0.0%
MAS Real Estate, Inc.	1,504	2,553

Malaysia - 5.5%
AirAsia Group Bhd	17,401	13,422
Alliance Bank Malaysia Bhd	1,948	2,075
AMMB Holdings Bhd	361	322
Astro Malaysia Holdings Bhd	15,857	5,578
Axiata Group Bhd	9,783	10,717
British American Tobacco Malaysia Bhd	134	1,089
Bumi Armada Bhd*	26,000	5,030
CIMB Group Holdings Bhd	6,532	9,683
DiGi.Com Bhd	10,041	11,151
Felda Global Ventures Holdings Bhd	6,317	2,492
Gamuda Bhd	3,962	3,325
Genting Bhd	8,919	19,698
Genting Malaysia Bhd	8,736	10,931
HAP Seng Consolidated Bhd	1,332	3,280
Hong Leong Bank Bhd	783	3,773
Hong Leong Financial Group Bhd	618	2,935
IHH Healthcare Bhd	2,279	3,436
IJM Corp. Bhd	10,978	4,662
IOI Corp. Bhd	5,387	6,267
KLCCP Stapled Group (c)	3,700	7,223
Kuala Lumpur Kepong Bhd	1,925	12,043
Malayan Banking Bhd	1,034	2,510
Malaysia Airports Holdings Bhd	5,765	12,066
Maxis Bhd	4,316	6,279
MISC Bhd	6,889	10,160
MMC Corp. Bhd	2,174	819
Nestle Malaysia Bhd	469	17,440
Petronas Chemicals Group Bhd	8,529	17,251
Petronas Dagangan Bhd	2,919	18,365
Petronas Gas Bhd	1,877	8,291
PPB Group Bhd	1,800	9,009
Press Metal Aluminium Holdings Bhd	3,986	4,737
Public Bank Bhd	1,135	6,804
RHB Bank Bhd*(b)	400	0
RHB Bank Bhd	1,731	2,322
Sime Darby Bhd	76,247	46,744
Sime Darby Plantation Bhd	9,115	12,688
Sime Darby Property Bhd	21,743	6,283
Telekom Malaysia Bhd	4,515	4,163
Tenaga Nasional Bhd	8,801	31,843
Westports Holdings Bhd	5,996	5,198
YTL Corp. Bhd	28,128	6,714
YTL Power International Bhd	11,888	2,449

		371,267

Mexico - 4.0%
Alfa SAB de CV, Class A	7,323	7,494
Alpek SAB de CV	1,548	2,301
Alsea SAB de CV	2,344	7,661
America Movil SAB de CV, Series L	18,487	14,319
Arca Continental SAB de CV	131	783
Banco del Bajio SA, 144A	765	1,445
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	492	642
Becle SAB de CV	619	1,001
Cemex SAB de CV, Series CPO*	17,676	10,475
Coca-Cola Femsa SAB de CV, Series L	734	4,286
Concentradora Fibra Danhos SA de CV REIT	4,237	6,447
El Puerto de Liverpool SAB de CV, Class C1	428	2,419
Fibra Uno Administracion SA de CV REIT	18,590	25,573
Fomento Economico Mexicano SAB de CV	1,350	11,215
Gruma SAB de CV, Class B	361	3,773
Grupo Aeroportuario del Centro Norte SAB de CV	2,045	9,747
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,932	16,406
Grupo Aeroportuario del Sureste SAB de CV, Class B	342	5,412
Grupo Bimbo SAB de CV, Series A	2,091	3,977

Grupo Carso SAB de CV, Series A1	450	1,398
Grupo Comercial Chedraui SA de CV	5,770	11,366
Grupo Elektra SAB DE CV	101	2,573
Grupo Financiero Banorte SAB de CV, Class O	1,625	8,623
Grupo Financiero Inbursa SAB de CV, Class O	5,911	8,320
Grupo Mexico SAB de CV, Series B	1,814	4,489
Grupo Simec SAB de CV, Series B*	295	914
Grupo Televisa SAB, Series CPO	868	2,889
Industrias Bachoco SAB de CV, Series B	3,727	16,966
Industrias CH SAB de CV, Series B*	292	1,266
Industrias Penoles SAB de CV	55	926
Infraestructura Energetica Nova SAB de CV	1,664	6,930
Kimberly-Clark de Mexico SAB de CV, Class A	1,435	2,380
Megacable Holdings SAB de CV, Series CPO	2,874	12,207
Mexichem SAB de CV	6,084	17,082
Nemak SAB de CV, 144A	14,340	9,674
OHL Mexico SAB de CV	1,413	1,899
Organizacion Soriana SAB de CV, Class B*	1,464	2,354
Promotora y Operadora de Infraestructura SAB de CV*	1,112	9,963
Regional SAB de CV	936	5,198
Telesites SAB de CV*	1,129	795
Wal-Mart de Mexico SAB de CV	3,230	8,080

		271,668

Peru - 0.3%
Cia de Minas Buenaventura SAA, ADR	148	2,290
Credicorp Ltd.	87	19,288

		21,578

Philippines - 2.3%
Aboitiz Equity Ventures, Inc.	5,960	6,557
Aboitiz Power Corp.	4,180	3,127
Alliance Global Group, Inc.*	17,909	4,534
Ayala Corp.	392	7,014
Ayala Land, Inc.	12,462	9,441
Bank of the Philippine Islands	1,929	3,488
BDO Unibank, Inc.	1,151	2,859
Bloomberry Resorts Corp.	3,194	657
DMCI Holdings, Inc.	48,933	10,059
Energy Development Corp.*	8,122	816
Globe Telecom, Inc.	85	2,615
GT Capital Holdings, Inc.	701	12,943
International Container Terminal Services, Inc.	4,019	6,464
Jollibee Foods Corp.	3,804	19,840
LT Group, Inc.	11,463	4,506
Manila Electric Co.	2,653	16,301
Megaworld Corp.	83,588	7,733
Metro Pacific Investments Corp.	40,800	3,611
Metropolitan Bank & Trust Co.	1,600	2,418
Petron Corp.	11,745	1,979
PLDT, Inc.	328	8,085
Semirara Mining & Power Corp.	11,774	6,410
SM Investments Corp.	448	7,402
SM Prime Holdings, Inc.	8,815	6,208
Universal Robina Corp.	880	2,144

		157,211

Poland - 1.9%
Alior Bank SA*	73	1,366
Asseco Poland SA	1,239	15,371
Bank Handlowy w Warszawie SA	20	431
Bank Millennium SA*	256	555
Bank Pekao SA	22	665
Bank Zachodni WBK SA	11	1,032
Budimex SA	54	2,277
CCC SA	69	5,088
CD Projekt SA*	122	4,854
Ciech SA*	113	1,891
Cyfrowy Polsat SA	66	444
Dino Polska SA, 144A*	151	4,547
Enea SA	1,414	3,921
Eurocash SA	409	2,621
Grupa Azoty SA	136	1,566
Grupa Lotos SA	207	3,054
LPP SA	5	12,731
mBank SA	8	911
Orange Polska SA*	8,074	10,933
PGE Polska Grupa Energetyczna SA*	3,618	9,622
PLAY Communications SA, 144A	1,070	7,201
Polski Koncern Naftowy ORLEN SA	957	21,081
Polskie Gornictwo Naftowe i Gazownictwo SA	5,746	8,884
Powszechna Kasa Oszczednosci Bank Polski SA*	190	1,928
Powszechny Zaklad Ubezpieczen SA	479	4,701
Tauron Polska Energia SA*	5,964	3,611

		131,286

Al Meera Consumer Goods Co. QSC	65	2,648
Barwa Real Estate Co.	942	8,871
Commercial Bank QSC	40	415
Doha Bank QPSC	267	1,910
Industries Qatar QSC	145	4,082
Masraf Al Rayan QSC	316	2,905
Ooredoo QSC	153	2,820
Qatar Electricity & Water Co. QSC	102	5,323
Qatar Gas Transport Co. Ltd.	545	2,200
Qatar International Islamic Bank QSC	103	1,464
Qatar Islamic Bank SAQ	57	1,797
Qatar National Bank QPSC	24	1,046
Qatar Navigation QSC	133	2,301
United Development Co. QSC	641	2,553

		40,335

Romania - 0.0%
NEPI Rockcastle PLC	253	2,477

Russia - 2.9%
Aeroflot PJSC	2,136	4,825
Alrosa PJSC	9,543	13,520
Federal Grid Co Unified Energy System PJSC	313,925	919
Gazprom PJSC	2,468	5,742
Inter RAO UES PJSC	111,891	7,324
LSR Group PJSC, GDR	145	402
LUKOIL PJSC	306	20,664
Magnit PJSC	16	1,312
Magnitogorsk Iron & Steel Works PJSC	8,294	6,532
Megafon Pjsc	592	4,495
MegaFon PJSC, GDR	21	185
MMC Norilsk Nickel PJSC	24	4,278
Mobile TeleSystems PJSC	6,354	28,789
Mosenergo PJSC	98,003	4,054
Novatek PJSC	359	4,828
Novolipetsk Steel PJSC	3,925	10,274
Novorossiysk Commercial Sea Port PJSC*	41,778	4,521
PhosAgro PJSC, GDR	471	6,264
Polyus PJSC, GDR	91	2,776
ROSSETI PJSC	19,737	252
Rostelecom PJSC	6,946	7,354
RusHydro PJSC	196,795	2,286
Safmar Financial Investment	101	1,204
Sberbank of Russia PJSC	463	1,652
Severstal PJSC	914	14,706
Surgutneftegas OJSC	3,668	1,685
Tatneft PJSC	2,562	27,397
TMK PJSC	908	1,202
Unipro PJSC	87,763	4,005

		193,447

Singapore - 0.1%
Yanlord Land Group Ltd.	3,498	4,420

South Africa - 11.0%
AECI Ltd.	1,029	8,774
African Rainbow Minerals Ltd.	99	859
Anglo American Platinum Ltd.	40	1,061
Aspen Pharmacare Holdings Ltd.	399	7,876
Attacq Ltd.*	1,055	1,529
AVI Ltd.	2,193	17,714
Barclays Africa Group Ltd.	348	4,443
Barloworld Ltd.	2,023	21,244
Bid Corp. Ltd.	1,050	21,051
Bidvest Group Ltd.	2,345	37,401
Capitec Bank Holdings Ltd.	78	5,385
Clicks Group Ltd.	2,271	36,219
Coronation Fund Managers Ltd. (a)	615	3,035
Dis-Chem Pharmacies Ltd., 144A	1,897	4,299
Discovery Ltd.	474	5,769
Exxaro Resources Ltd.	771	7,631
FirstRand Ltd.	449	2,127
Fortress REIT Ltd., Class A REIT	13,096	17,289
Fortress REIT Ltd., Class B REIT	180	210
Foschini Group Ltd.	1,045	15,202
Gold Fields Ltd.	314	1,120
Growthpoint Properties Ltd. REIT (a)	18,260	39,216
Hyprop Investments Ltd. REIT	1,938	15,838
Imperial Holdings Ltd.	2,356	37,971
Investec Ltd.	483	3,514
JSE Ltd.	272	3,898
KAP Industrial Holdings Ltd.	4,082	2,659
Liberty Holdings Ltd.	291	2,791
Massmart Holdings Ltd.	775	7,221
MMI Holdings Ltd.	582	859
Mondi Ltd.	1,096	30,351
Mr Price Group Ltd. (a)	924	18,312
MTN Group Ltd.	1,084	9,800
Nampak Ltd.*	2,230	2,678
Nedbank Group Ltd.	101	2,182
Netcare Ltd.	2,524	5,901
Omnia Holdings Ltd.	496	5,287
Pick n Pay Stores Ltd.	3,830	22,741
Pioneer Foods Group Ltd.	103	874
PSG Group Ltd.	49	843
Rand Merchant Investment Holdings Ltd.	3,441	10,433
Redefine Properties Ltd. REIT (a)	12,790	11,078

Remgro Ltd.	646	10,405
Resilient REIT Ltd. REIT	450	2,031
Reunert Ltd.	3,640	22,906
RMB Holdings Ltd.	3,630	20,817
Sanlam Ltd.	755	4,534
Santam Ltd.	362	8,861
Sappi Ltd.	640	4,206
Sasol Ltd.	235	8,489
Shoprite Holdings Ltd.	883	16,319
SPAR Group Ltd.	3,879	59,035
Standard Bank Group Ltd.	191	3,128
Steinhoff Africa Retail Ltd., 144A*	993	1,369
Super Group Ltd.*	10,653	30,634
Telkom SA SOC Ltd.	845	3,459
Tiger Brands Ltd.	532	14,110
Tongaat Hulett Ltd.	351	2,245
Truworths International Ltd.	2,811	18,662
Tsogo Sun Holdings Ltd.	1,095	1,989
Vodacom Group Ltd. (a)	644	7,297
Vukile Property Fund Ltd. REIT	17,616	30,419
Woolworths Holdings Ltd.	3,901	17,970

		743,570

Spain - 0.1%
AmRest Holdings SE*	37	4,500

Taiwan - 13.2%
Acer, Inc.*	31,907	26,144
Advantech Co. Ltd.	651	4,411
ASE Industrial Holding Co. Ltd.	5,083	12,893
Asia Cement Corp.	7,481	8,252
Asustek Computer, Inc.	4,969	45,027
AU Optronics Corp.	86,090	37,785
Catcher Technology Co. Ltd.	1,525	17,738
Cathay Financial Holding Co. Ltd.	1,166	2,086
Chang Hwa Commercial Bank Ltd.	4,911	2,877
Cheng Shin Rubber Industry Co. Ltd.	3,081	4,689
Cheng Uei Precision Industry Co. Ltd.	8,270	9,785
Chicony Electronics Co. Ltd.	4,345	10,267
China Airlines Ltd.*	21,601	7,318
China Development Financial Holding Corp.	18,196	6,832
China Life Insurance Co. Ltd.	7,090	7,442
China Motor Corp.	9,739	9,459
China Steel Corp.	15,734	12,393
Chunghwa Telecom Co. Ltd.	2,785	10,132
Compal Electronics, Inc.	873	574
CTBC Financial Holding Co. Ltd.	15,836	11,417
Delta Electronics, Inc.	2,012	7,454
E.Sun Financial Holding Co. Ltd.	9,991	6,969
Eclat Textile Co. Ltd.	116	1,417
Epistar Corp.*	1,107	1,500
Eternal Materials Co. Ltd.	7,787	7,641
Eva Airways Corp.	13,376	6,764
Evergreen Marine Corp. Taiwan Ltd.*	2,067	1,024
Far Eastern International Bank	6,474	2,172
Far Eastern New Century Corp.	10,431	9,940
Far EasTone Telecommunications Co. Ltd.	4,955	12,635
Feng Hsin Steel Co. Ltd.	8,706	17,086
Feng TAY Enterprise Co. Ltd.	1,117	4,958
First Financial Holding Co. Ltd.	10,351	7,030
Formosa Chemicals & Fibre Corp.	4,678	17,955
Formosa Petrochemical Corp.	840	3,406
Formosa Plastics Corp.	4,273	15,331
Formosa Taffeta Co. Ltd.	704	784
Foxconn Technology Co. Ltd.	3,574	8,803
Fubon Financial Holding Co. Ltd.	1,881	3,271
Giant Manufacturing Co. Ltd.	137	594
Hon Hai Precision Industry Co. Ltd.	2,295	6,564
Hua Nan Financial Holdings Co. Ltd.	6,133	3,664
Innolux Corp.	73,608	28,498
Inventec Corp.	15,448	12,503
Largan Precision Co. Ltd.	11	1,505
Lite-On Technology Corp.	5,635	7,354
MediaTek, Inc.	1,901	19,764
Mega Financial Holding Co. Ltd.	6,305	5,524
Nan Ya Plastics Corp.	7,100	19,834
Nanya Technology Corp.	981	3,261
Novatek Microelectronics Corp.	4,706	21,283
Oriental Union Chemical Corp.*	2,635	2,871
Pegatron Corp.	9,949	21,019
Pou Chen Corp.	7,456	9,133
President Chain Store Corp.	2,984	30,576
Quanta Computer, Inc.	807	1,428
Realtek Semiconductor Corp.	2,471	9,443
Shin Kong Financial Holding Co. Ltd.	26,149	10,473
SinoPac Financial Holdings Co. Ltd.	28,880	10,699
Synnex Technology International Corp.	32,319	51,777
Taishin Financial Holding Co. Ltd.	4,391	2,162
Taiwan Business Bank	17,368	5,304
Taiwan Cement Corp.	8,469	12,324
Taiwan Cooperative Financial Holding Co. Ltd.	17,903	10,546

Taiwan Fertilizer Co. Ltd.	2,162	3,117
Taiwan Glass Industry Corp.*	2,510	1,529
Taiwan High Speed Rail Corp.	5,588	4,318
Taiwan Mobile Co. Ltd.	2,526	9,274
Taiwan Secom Co. Ltd.	2,124	6,416
Taiwan Semiconductor Manufacturing Co. Ltd.	684	5,114
Teco Electric and Machinery Co. Ltd.	4,343	3,501
Transcend Information, Inc.	1,021	2,927
U-Ming Marine Transport Corp.*	805	923
Unimicron Technology Corp.	21,899	12,279
Uni-President Enterprises Corp.	15,522	37,871
United Microelectronics Corp.	49,910	27,736
Vanguard International Semiconductor Corp.	3,703	8,108
Walsin Lihwa Corp.	54,905	45,905
Wan Hai Lines Ltd.	3,537	1,966
Wistron Corp.	32,153	24,199
Yuanta Financial Holding Co. Ltd.	15,792	7,432
Yulon Motor Co. Ltd.	298	236
Yulon Nissan Motor Co. Ltd.	242	2,044

		896,659

Thailand - 6.5%
Advanced Info Service PCL, NVDR	1,546	9,206
Airports of Thailand PCL, NVDR	2,310	4,946
Bangkok Bank PCL	380	2,245
Bangkok Dusit Medical Services PCL, NVDR	8,166	6,828
Bangkok Life Assurance PCL, NVDR	503	543
Banpu PCL, NVDR	22,835	14,990
BTS Group Holdings PCL, NVDR	16,077	4,875
Bumrungrad Hospital PCL, NVDR	1,041	6,264
Central Pattana PCL, NVDR	11,816	28,164
Charoen Pokphand Foods PCL, NVDR	3,536	2,763
CP ALL PCL, NVDR	5,332	13,459
Delta Electronics Thailand PCL, NVDR	1,668	3,363
Electricity Generating PCL, NVDR	2,897	21,825
Energy Absolute PCL, NVDR	3,100	3,755
Glow Energy PCL, NVDR	4,813	12,789
Home Product Center PCL, NVDR	29,477	13,453
Indorama Ventures PCL, NVDR	7,728	14,072
Intouch Holdings PCL, NVDR	11,612	20,055
IRPC PCL, NVDR	162,617	33,550
Kasikornbank PCL	254	1,548
Kasikornbank PCL, NVDR	158	946
Krung Thai Bank PCL, NVDR	5,798	3,172
Land & Houses PCL, NVDR	89,121	30,924
Minor International PCL, NVDR	6,902	7,012
PTT Exploration & Production PCL, NVDR	3,979	16,729
PTT Global Chemical PCL, NVDR	15,402	42,971
PTT PCL, NVDR	9,840	16,072
Ratchaburi Electricity Generating Holding PCL, NVDR	11,446	18,516
Siam Cement PCL	1,196	16,675
Siam City Cement PCL, NVDR	117	860
Siam Commercial Bank PCL, NVDR	1,040	4,324
Thai Oil PCL, NVDR	18,570	53,405
Thai Union Group PCL, NVDR	6,639	3,590
TMB Bank PCL, NVDR	84,677	6,565
Total Access Communication PCL, NVDR	1,646	2,303

		442,757

Turkey - 3.2%
Akbank TAS	1,581	2,798
Anadolu Efes Biracilik Ve Malt Sanayii AS	499	2,771
Arcelik AS	368	1,348
Aselsan Elektronik Sanayi Ve Ticaret AS	655	3,407
Aygaz AS	1,907	5,090
BIM Birlesik Magazalar AS	1,745	26,632
Coca-Cola Icecek AS	162	1,272
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,112	1,876
Enka Insaat ve Sanayi AS	2,072	2,037
Eregli Demir ve Celik Fabrikalari TAS	9,690	23,982
Ford Otomotiv Sanayi AS	987	13,921
Haci Omer Sabanci Holding AS	1,008	2,073
KOC Holding AS	1,722	5,302
Migros Ticaret AS*	364	1,594
Petkim Petrokimya Holding AS	1,083	1,124
Soda Sanayii AS	6,127	7,170
TAV Havalimanlari Holding AS	1,372	6,634
Tekfen Holding AS	4,887	16,306
Tofas Turk Otomobil Fabrikasi AS	1,106	6,094
Tupras Turkiye Petrol Rafinerileri AS	1,583	37,015
Turk Hava Yollari AO*	330	1,211
Turk Telekomunikasyon AS*	2,977	3,891
Turk Traktor ve Ziraat Makineleri AS	186	2,402
Turkcell Iletisim Hizmetleri AS	5,702	15,080

Turkiye Garanti Bankasi AS	1,663	3,265
Turkiye Halk Bankasi AS	270	457
Turkiye Is Bankasi AS, Class C	1,999	2,626
Turkiye Sinai Kalkinma Bankasi AS	8,573	2,305
Turkiye Sise ve Cam Fabrikalari AS	13,971	12,255
Turkiye Vakiflar Bankasi TAO, Class D	1,889	2,277
Ulker Biskuvi Sanayi AS*	784	3,024
Yapi ve Kredi Bankasi AS*	1,638	1,451

		218,690

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	1,115	2,134
Abu Dhabi National Oil Co. for Distribution PJSC	4,000	2,701
Air Arabia PJSC	32,316	10,206
Al Waha Capital PJSC	4,000	1,938
Aldar Properties PJSC	8,443	4,712
DAMAC Properties Dubai Co. PJSC	4,230	2,752
Dana Gas PJSC	4,260	1,253
DP World Ltd.	141	3,173
Dubai Investments PJSC	4,249	2,383
Dubai Islamic Bank PJSC	1,944	2,683
Emaar Development PJSC*	5,500	7,936
Emaar Malls PJSC	7,670	4,281
Emaar Properties PJSC	4,819	6,822
Emirates Telecommunications Group Co. PJSC	702	3,096
First Abu Dhabi Bank PJSC	506	1,694

		57,764

TOTAL COMMON STOCKS (Cost $6,236,532)		6,445,354

PREFERRED STOCKS - 2.7%
Brazil - 1.8%
Alpargatas SA	924	3,270
Banco Bradesco SA	53	415
Banco do Estado do Rio Grande do Sul SA, Class B	374	1,648
Bradespar SA	232	1,940
Braskem SA, Class A	698	8,509
Centrais Eletricas Brasileiras SA, Class B*	108	486
Cia Brasileira de Distribuicao	1,705	36,398
Cia de Gas de Sao Paulo - COMGAS, Class A	509	7,836
Cia de Transmissao de Energia Eletrica Paulista	147	2,547
Cia Energetica de Minas Gerais	62	128
Cia Paranaense de Energia, Class B	22	139
Gerdau SA	176	699
Itau Unibanco Holding SA	308	3,555
Itausa - Investimentos Itau SA	11,424	34,449
Telefonica Brasil SA	1,440	17,594

		119,613

Chile - 0.3%
Embotelladora Andina SA, Class B	1,382	5,970
Sociedad Quimica y Minera de Chile SA, Class B	239	12,448

		18,418

Colombia - 0.2%
Bancolombia SA	572	6,635
Grupo Aval Acciones y Valores SA	23,407	10,091

		16,726

Russia - 0.4%
Bashneft PJSC	417	11,635
Surgutneftegas OJSC	7,816	3,822
Tatneft PJSC, Series 3	555	4,078
Transneft PJSC	4	10,949

		30,484

TOTAL PREFERRED STOCKS (Cost $166,370)		185,241

EXCHANGE TRADED FUNDS - 1.4%
iShares Core MSCI Emerging Markets ETF	575	31,930
iShares MSCI Emerging Markets ETF	600	27,414
Vanguard FTSE Emerging Markets ETF	750	33,457

TOTAL EXCHANGE TRADED FUNDS (Cost $95,003)		92,801

RIGHTS - 0.0%
Brazil - 0.0%
Cia de Gas de Sao Paulo - COMGAS, expires 06/01/18*
(Cost $0)	7	0

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e) (Cost $51,378)	51,378	51,378

TOTAL INVESTMENTS - 99.9% (Cost $6,549,283)		$6,774,774
Other assets and liabilities, net - 0.1%		8,793

NET ASSETS - 100.0%		$6,783,567

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (d)(e)
184,866	—	(133,488)	—	—	443	—	51,378	51,378

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $52,522, which is 0.8% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,888.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018 the Xtrackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange Traded Funds and Securities Lending Collateral
Industrials	$798,896	12.0%
Financials	754,923	11.4
Materials	743,240	11.1
Energy	718,017	10.9
Information Technology	702,413	10.6
Consumer Staples	697,294	10.5
Consumer Discretionary	651,898	9.8
Utilities	540,095	8.2
Real Estate	475,917	7.2
Telecommunication Services	311,873	4.7
Health Care	236,029	3.6

Total	$6,630,595	100.0%

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
MSCI Emerging Markets Index Futures	USD	1	$60,660	$56,085	6/15/2018	$(4,575)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$6,439,314	$—	$6,040	$6,445,354
Preferred Stocks (g)	185,241	—	—	185,241
Exchange Traded Funds	92,801	—	—	92,801
Rights	0	—	—	0
Short-Term Investments	51,378	—	—	51,378

TOTAL	$6,768,734	$—	$6,040	$6,774,774

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(4,575)	$—	$—	$(4,575)

TOTAL	$(4,575)	$—	$—	$(4,575)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2018, the amount of transfers between Level 1 and Level 3 was $9,400. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 Comprehensive Factor ETF

May 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 16.6%
Adient PLC	1,641	$87,367
Amazon.com, Inc.*	14	22,815
AMC Networks, Inc., Class A*(a)	1,481	84,669
Aptiv PLC	11,475	1,118,813
Aramark	8,541	331,562
AutoNation, Inc.*	1,611	73,558
AutoZone, Inc.*	173	112,332
Best Buy Co., Inc. (a)	1,949	133,019
Booking Holdings, Inc.*	57	120,208
BorgWarner, Inc.	6,726	328,094
Bright Horizons Family Solutions, Inc.*	1,032	104,438
Brunswick Corp.	2,195	139,602
Burlington Stores, Inc.*	1,891	276,559
Cable One, Inc.	157	101,931
CarMax, Inc.*(a)	835	57,548
Carnival Corp.	8,982	559,399
Carter’s, Inc.	3,802	414,456
CBS Corp., Class B	2,387	120,233
Charter Communications, Inc., Class A*	16	4,177
Chipotle Mexican Grill, Inc.*(a)	59	25,381
Choice Hotels International, Inc.	978	78,582
Cinemark Holdings, Inc. (a)	1,806	60,989
Comcast Corp., Class A	1,961	61,144
D.R. Horton, Inc.	5,740	242,285
Darden Restaurants, Inc.	6,641	580,490
Delphi Technologies PLC	4,058	203,306
Discovery, Inc., Class A*(a)	498	10,503
Discovery, Inc., Class C*	4,210	83,232
DISH Network Corp., Class A*	1,360	40,188
Dollar General Corp.	6,852	599,413
Dollar Tree, Inc.*	4,468	369,012
Domino’s Pizza, Inc.	1,111	279,394
Dunkin’ Brands Group, Inc. (a)	983	62,942
Expedia Group, Inc. (a)	467	56,521
Extended Stay America, Inc.	2,629	55,340
Floor & Decor Holdings, Inc., Class A*(a)	207	9,729
Foot Locker, Inc.	248	13,385
Ford Motor Co.	11,608	134,072
Gap, Inc. (a)	6,967	194,937
Garmin Ltd.	5,910	355,132
GCI Liberty, Inc., Class A*	9,511	397,560
General Motors Co.	6,721	286,987
Gentex Corp.	8,289	199,185
Genuine Parts Co. (a)	3,629	329,477
Goodyear Tire & Rubber Co.	2,559	62,516
Graham Holdings Co., Class B	250	145,213
H&R Block, Inc. (a)	5,451	149,630
Hanesbrands, Inc. (a)	2,471	45,046
Harley-Davidson, Inc. (a)	1,712	70,329
Hasbro, Inc.	5,321	461,597
Hilton Grand Vacations, Inc.*	644	25,605
Hilton Worldwide Holdings, Inc.	1,336	107,829
Home Depot, Inc.	656	122,377
Hyatt Hotels Corp., Class A	1,054	86,143
International Game Technology PLC	2,350	59,079
Interpublic Group of Companies, Inc.	4,660	105,316
John Wiley & Sons, Inc., Class A	2,920	197,976
Kohl’s Corp.	1,652	110,271
L Brands, Inc.	911	30,892
Las Vegas Sands Corp.	824	66,423
Lear Corp.	6,088	1,205,424
Leggett & Platt, Inc. (a)	5,114	211,208
Lennar Corp., Class A	6,629	342,984
Lennar Corp., Class B	525	21,725
Liberty Broadband Corp., Class A*	540	36,877
Liberty Broadband Corp., Class C*	1,844	126,996
Liberty Media Corp.-Liberty Formula One, Class A*(a)	1,106	33,479
Liberty Media Corp.-Liberty Formula One, Class C*(a)	2,157	68,118
Liberty Media Corp-Liberty SiriusXM, Class A*	2,994	138,473
Liberty Media Corp-Liberty SiriusXM, Class C*	6,181	285,500
Live Nation Entertainment, Inc.*(a)	4,845	206,542
LKQ Corp.*	2,095	66,558
Lowe’s Cos., Inc.	4,725	448,922
Lululemon Athletica, Inc.*(a)	333	34,982
Madison Square Garden Co., Class A*	633	165,871
Mattel, Inc. (a)	819	12,711
McDonald’s Corp.	1,205	192,812
MGM Resorts International	1,189	37,394
Michael Kors Holdings Ltd.*	2,241	128,611
Michaels Cos., Inc.*(a)	1,449	26,604
Mohawk Industries, Inc.*	1,936	395,021
Murphy USA, Inc.*	1,888	126,043
News Corp., Class A	8,382	125,981

News Corp., Class B	2,341	36,168
NIKE, Inc., Class B	4,912	352,682
Nordstrom, Inc. (a)	1,596	78,252
Norwegian Cruise Line Holdings Ltd.*	2,497	130,693
NVR, Inc.*	186	556,240
Omnicom Group, Inc.	2,745	197,860
O’Reilly Automotive, Inc.*	493	132,819
Penske Automotive Group, Inc.	352	16,949
Polaris Industries, Inc. (a)	1,038	116,152
Pool Corp.	1,998	285,554
PulteGroup, Inc.	7,054	213,384
PVH Corp.	2,610	417,600
Qurate Retail, Inc.*	17,065	346,931
Ralph Lauren Corp.	1,055	141,982
Ross Stores, Inc.	4,654	367,108
Royal Caribbean Cruises Ltd.	1,886	197,992
Service Corp. International	5,615	206,014
ServiceMaster Global Holdings, Inc.*	1,632	93,253
Signet Jewelers Ltd. (a)	304	13,072
Sirius XM Holdings, Inc. (a)	28,543	202,655
Six Flags Entertainment Corp. (a)	2,310	149,041
Skechers U.S.A., Inc., Class A*	591	17,174
Starbucks Corp.	2,821	159,866
Tapestry, Inc.	8,335	364,406
Target Corp.	2,902	211,527
TEGNA, Inc.	3,176	32,935
Thor Industries, Inc.	3,674	340,212
Tiffany & Co.	3,454	451,714
Time Warner, Inc.	936	88,134
TJX Cos., Inc.	4,350	392,892
Toll Brothers, Inc.	2,498	98,646
Tractor Supply Co.	2,168	161,104
Tribune Media Co., Class A	841	30,175
Tupperware Brands Corp.	3,937	165,984
Twenty-First Century Fox, Inc., Class A	3,486	134,385
Twenty-First Century Fox, Inc., Class B	1,410	53,820
Ulta Beauty, Inc.*	142	35,061
Urban Outfitters, Inc.*	678	28,164
Vail Resorts, Inc.	224	53,937
VF Corp.	7,391	599,854
Viacom, Inc., Class B	442	11,978
Visteon Corp.*	1,353	169,071
Walt Disney Co.	923	91,811
Wendy’s Co.	1,560	25,132
Whirlpool Corp.	1,127	163,133
Williams-Sonoma, Inc. (a)	2,225	123,198
Wyndham Worldwide Corp.	5,355	580,696
Yum China Holdings, Inc.	7,808	306,854
Yum! Brands, Inc.	5,477	445,444

		24,794,752

Consumer Staples - 5.3%
Altria Group, Inc.	1,256	70,009
Archer-Daniels-Midland Co.	2,556	111,748
Brown-Forman Corp., Class A	626	34,380
Brown-Forman Corp., Class B	3,020	170,811
Bunge Ltd.	1,745	121,365
Campbell Soup Co. (a)	2,364	79,525
Casey’s General Stores, Inc. (a)	1,341	129,809
Church & Dwight Co., Inc. (a)	6,012	282,263
Clorox Co.	3,423	413,601
Coca-Cola Co.	911	39,173
Colgate-Palmolive Co.	3,893	245,609
Conagra Brands, Inc.	3,756	139,197
Constellation Brands, Inc., Class A	866	193,187
Costco Wholesale Corp.	3,535	700,778
Dr Pepper Snapple Group, Inc.	2,569	306,482
Edgewell Personal Care Co.*(a)	304	13,291
Energizer Holdings, Inc. (a)	1,806	109,696
Estee Lauder Cos., Inc., Class A	2,815	420,674
Flowers Foods, Inc. (a)	6,964	141,369
General Mills, Inc.	2,546	107,670
Hain Celestial Group, Inc.*	864	22,049
Hershey Co.	2,575	231,853
Hormel Foods Corp. (a)	4,179	149,984
Ingredion, Inc.	1,772	197,383
JM Smucker Co.	1,073	115,348
Kellogg Co. (a)	1,504	96,843
Kimberly-Clark Corp.	2,913	293,776
Kraft Heinz Co.	190	10,921
Kroger Co.	1,388	33,770
Lamb Weston Holdings, Inc.	15,129	964,474
McCormick & Co., Inc. (a)	3,340	337,340
Molson Coors Brewing Co., Class B	216	13,316
Mondelez International, Inc., Class A	992	38,956
Monster Beverage Corp.*	1,686	86,256
Nu Skin Enterprises, Inc., Class A	94	7,698
PepsiCo, Inc.	676	67,769
Philip Morris International, Inc.	1,010	80,335
Pilgrim’s Pride Corp.*	1,977	38,532
Pinnacle Foods, Inc.	2,223	142,139
Post Holdings, Inc.*(a)	370	28,442

Procter & Gamble Co.	818	59,853
Seaboard Corp.	9	36,675
Spectrum Brands Holdings, Inc. (a)	311	24,784
Sprouts Farmers Market, Inc.*(a)	2,038	44,225
Sysco Corp.	6,299	409,624
Tyson Foods, Inc., Class A	2,014	135,885
US Foods Holding Corp.*	5,404	192,815
Walgreens Boots Alliance, Inc.	1,656	103,318
Walmart, Inc.	1,044	86,172

		7,881,172

Energy - 0.7%
Andeavor	444	64,127
Apergy Corp.*	754	32,565
Baker Hughes a GE Co. (a)	1,260	43,583
Chevron Corp.	131	16,283
ConocoPhillips	82	5,526
CONSOL Energy, Inc.*	1,027	45,250
EOG Resources, Inc.	198	23,326
Exxon Mobil Corp.	116	9,424
HollyFrontier Corp.	927	71,546
Kinder Morgan, Inc.	1,151	19,199
Marathon Petroleum Corp.	1,873	148,023
Occidental Petroleum Corp.	580	48,836
ONEOK, Inc.	292	19,903
PBF Energy, Inc., Class A	667	31,469
Phillips 66	502	58,478
Valero Energy Corp.	3,268	396,082

		1,033,620

Financials - 13.8%
Affiliated Managers Group, Inc.	1,917	305,301
Aflac, Inc.	10,288	463,577
AGNC Investment Corp. REIT (a)	10,457	196,801
Alleghany Corp.	181	103,271
Allstate Corp.	4,455	416,453
Ally Financial, Inc.	8,108	207,970
American Express Co.	2,179	214,196
American Financial Group, Inc.	2,186	240,198
American National Insurance Co.	111	13,209
Ameriprise Financial, Inc.	1,120	155,266
Annaly Capital Management, Inc. REIT	37,353	389,592
Aon PLC	3,757	525,492
Arch Capital Group Ltd.*	2,863	224,602
Arthur J Gallagher & Co.	6,488	430,025
Aspen Insurance Holdings Ltd.	582	25,259
Associated Banc-Corp.	1,725	47,610
Assurant, Inc.	1,634	152,534
Assured Guaranty Ltd.	2,501	88,760
Athene Holding, Ltd., Class A*	635	28,365
Axis Capital Holdings Ltd.	1,188	67,538
Bank of Hawaii Corp. (a)	312	26,498
Bank of New York Mellon Corp.	1,722	94,280
Bank of the Ozarks (a)	406	19,301
BankUnited, Inc.	727	30,658
BB&T Corp.	1,647	86,468
Berkshire Hathaway, Inc., Class B*	268	51,330
BGC Partners, Inc., Class A	3,571	40,924
BlackRock, Inc.	53	28,314
Brighthouse Financial, Inc.*	125	5,889
Brown & Brown, Inc.	7,348	204,127
Capital One Financial Corp.	1,119	105,186
Cboe Global Markets, Inc.	2,784	271,607
Charles Schwab Corp.	450	25,029
Chimera Investment Corp. REIT	17,583	323,703
Chubb Ltd.	1,450	189,501
Cincinnati Financial Corp.	2,382	165,239
CIT Group, Inc.	479	23,916
Citigroup, Inc.	470	31,344
Citizens Financial Group, Inc.	1,380	56,373
CME Group, Inc.	486	79,169
CNA Financial Corp.	502	23,584
Comerica, Inc.	407	38,376
Commerce Bancshares, Inc.	671	43,333
Credit Acceptance Corp.*(a)	194	68,484
Cullen/Frost Bankers, Inc.	526	60,085
Discover Financial Services	2,331	172,168
E*TRADE Financial Corp.*	1,897	120,175
East West Bancorp, Inc.	1,281	89,004
Eaton Vance Corp.	8,016	431,261
Erie Indemnity Co., Class A	1,441	162,847
Everest Re Group Ltd.	2,394	539,344
FactSet Research Systems, Inc. (a)	1,026	206,236
Federated Investors, Inc., Class B	8,096	196,490
Fifth Third Bancorp	3,825	116,969
First American Financial Corp.	10,574	550,694
First Horizon National Corp.	254	4,709
First Republic Bank (a)	530	52,788
FNB Corp. (a)	1,014	13,436
FNF Group	24,931	921,450
Franklin Resources, Inc.	5,114	171,677
Goldman Sachs Group, Inc.	102	23,040
Hanover Insurance Group, Inc.	1,465	177,617
Hartford Financial Services Group, Inc.	2,708	141,710
Huntington Bancshares, Inc.	4,118	61,235

Interactive Brokers Group, Inc., Class A	1,137	82,751
Intercontinental Exchange, Inc.	1,017	72,095
Invesco Ltd.	3,420	93,434
Jefferies Financial Group, Inc.	3,845	84,129
JPMorgan Chase & Co.	9	963
KeyCorp	2,482	48,250
Lazard Ltd., Class A	6,810	350,306
Legg Mason, Inc.	4,231	157,689
Lincoln National Corp.	1,034	68,544
Loews Corp.	2,298	112,303
LPL Financial Holdings, Inc.	2,882	198,195
M&T Bank Corp.	410	70,553
Markel Corp.*	119	130,553
MarketAxess Holdings, Inc. (a)	388	82,896
Marsh & McLennan Cos., Inc.	7,372	592,488
Mercury General Corp.	301	14,180
MetLife, Inc.	1,124	51,693
MFA Financial, Inc. REIT	11,447	89,058
Moody’s Corp.	1,594	271,889
Morgan Stanley	502	25,170
Morningstar, Inc.	1,281	153,733
MSCI, Inc.	3,523	572,734
Nasdaq, Inc.	496	45,563
New Residential Investment Corp. REIT	12,414	221,962
New York Community Bancorp, Inc.	1,443	16,724
Northern Trust Corp.	606	62,127
Old Republic International Corp.	11,990	251,550
PacWest Bancorp	515	27,326
People’s United Financial, Inc.	1,684	31,002
PNC Financial Services Group, Inc.	540	77,441
Popular, Inc.	245	11,084
Principal Financial Group, Inc.	2,530	141,174
ProAssurance Corp.	1,332	51,149
Progressive Corp.	13,356	829,274
Prosperity Bancshares, Inc.	369	26,727
Prudential Financial, Inc.	886	85,800
Raymond James Financial, Inc.	1,929	186,264
Regions Financial Corp.	5,886	107,361
Reinsurance Group of America, Inc.	1,859	277,809
RenaissanceRe Holdings Ltd.	2,006	246,277
S&P Global, Inc.	3,283	648,393
Santander Consumer USA Holdings, Inc.	817	14,632
SEI Investments Co.	5,622	358,571
Signature Bank*	155	19,761
Starwood Property Trust, Inc. REIT (a)	2,782	60,397
State Street Corp.	977	93,899
SunTrust Banks, Inc.	759	51,240
SVB Financial Group*	130	40,577
Synchrony Financial	3,433	118,885
Synovus Financial Corp.	1,295	70,072
T. Rowe Price Group, Inc.	4,454	540,805
TCF Financial Corp.	1,490	39,202
TD Ameritrade Holding Corp.	395	23,384
Torchmark Corp.	4,122	349,669
Travelers Cos., Inc.	2,722	349,831
Two Harbors Investment Corp. REIT	8,712	135,472
Unum Group	4,726	183,416
US Bancorp	865	43,241
Validus Holdings Ltd.	2,742	185,798
Voya Financial, Inc.	1,159	60,198
W.R. Berkley Corp.	2,795	213,734
Webster Financial Corp. (a)	301	19,294
Western Alliance Bancorp*	725	43,689
Willis Towers Watson PLC	916	138,453
XL Group Ltd.	3,331	185,137
Zions Bancorporation (a)	678	37,161

		20,586,718

Health Care - 9.9%
Abbott Laboratories	2,639	162,378
AbbVie, Inc.	591	58,474
Aetna, Inc.	496	87,361
Agilent Technologies, Inc.	5,545	343,346
Alexion Pharmaceuticals, Inc.*	100	11,613
Align Technology, Inc.*	438	145,394
Allergan PLC	476	71,781
AmerisourceBergen Corp.	3,492	286,833
Amgen, Inc.	652	117,112
Anthem, Inc.	2,636	583,663
Baxter International, Inc.	24,535	1,738,059
Becton Dickinson and Co.	1,685	373,379
Biogen, Inc.*	302	88,776
Bio-Rad Laboratories, Inc., Class A*	521	149,595
Bio-Techne Corp.	746	112,139
Boston Scientific Corp.*	4,328	131,528
Bristol-Myers Squibb Co.	1,318	69,353
Bruker Corp.	2,933	88,782
Cardinal Health, Inc.	723	37,661
Celgene Corp.*	189	14,871
Centene Corp.*	614	71,936
Cerner Corp.*	7,180	428,502

Charles River Laboratories International, Inc.*	1,589	170,849
Cigna Corp.	3,783	640,727
Cooper Cos., Inc.	1,307	295,787
CVS Health Corp.	3,596	227,950
Danaher Corp.	1,614	160,238
DaVita, Inc.*	2,133	142,570
DENTSPLY SIRONA, Inc.	107	4,688
Edwards Lifesciences Corp.*	1,027	141,017
Eli Lilly & Co.	1,700	144,568
Express Scripts Holding Co.*	4,306	326,438
Gilead Sciences, Inc.	2,463	166,006
HCA Healthcare, Inc.	3,296	339,949
Henry Schein, Inc.*(a)	4,306	297,975
Hill-Rom Holdings, Inc.	2,068	190,256
Hologic, Inc.*(a)	1,138	43,119
Humana, Inc.	1,009	293,599
IDEXX Laboratories, Inc.*	1,207	251,309
Illumina, Inc.*	72	19,616
Intuitive Surgical, Inc.*	389	178,812
Johnson & Johnson	315	37,680
Laboratory Corp. of America Holdings*	2,681	484,162
LifePoint Health, Inc.*(a)	355	18,762
McKesson Corp.	2,346	332,991
MEDNAX, Inc.*	591	27,097
Medtronic PLC	1,290	111,353
Merck & Co., Inc.	734	43,695
Mettler-Toledo International, Inc.*	631	347,517
Mylan N.V.*	774	29,768
Patterson Cos., Inc. (a)	2,334	48,827
PerkinElmer, Inc.	2,921	217,118
Pfizer, Inc.	1,623	58,314
QIAGEN NV*	2,659	96,548
Quest Diagnostics, Inc.	3,250	346,223
Regeneron Pharmaceuticals, Inc.*	27	8,109
ResMed, Inc.	2,961	304,420
STERIS PLC	3,283	340,907
Stryker Corp.	1,004	174,716
Teleflex, Inc.	1,435	383,375
Thermo Fisher Scientific, Inc.	752	156,619
United Therapeutics Corp.*	459	48,920
UnitedHealth Group, Inc.	471	113,751
Universal Health Services, Inc., Class B	1,728	198,685
Varian Medical Systems, Inc.*	4,661	549,392
Veeva Systems, Inc., Class A*	285	22,048
Waters Corp.*	1,884	362,896
WellCare Health Plans, Inc.*	732	162,262
West Pharmaceutical Services, Inc.	2,210	205,530
Zimmer Biomet Holdings, Inc.	1,272	141,841
Zoetis, Inc.	1,994	166,898

		14,748,433

Industrials - 16.0%
3M Co.	630	124,255
AECOM*	632	20,856
AGCO Corp.	1,482	94,255
Air Lease Corp.	2,577	114,445
Alaska Air Group, Inc.	378	22,986
Allegion PLC	3,272	250,079
Allison Transmission Holdings, Inc.	3,720	153,673
AMERCO	60	19,376
American Airlines Group, Inc. (a)	1,202	52,335
AMETEK, Inc.	4,844	353,757
AO Smith Corp.	5,005	315,665
Arconic, Inc.	891	15,726
Armstrong World Industries, Inc.*(a)	397	24,058
Boeing Co.	842	296,519
BWX Technologies, Inc.	5,207	347,515
C.H. Robinson Worldwide, Inc.	2,562	222,894
Carlisle Cos., Inc.	1,767	189,758
Caterpillar, Inc.	579	87,956
Cintas Corp.	247	45,016
Clean Harbors, Inc.*	216	11,448
Colfax Corp.*(a)	351	10,734
Copa Holdings SA, Class A	515	57,062
Copart, Inc.*	8,280	453,992
CoStar Group, Inc.*	393	149,819
Crane Co.	1,675	139,209
CSX Corp.	2,507	162,078
Cummins, Inc.	3,438	489,537
Deere & Co.	1,540	230,245
Delta Air Lines, Inc.	5,261	284,357
Donaldson Co., Inc.	4,210	198,712
Dover Corp.	1,511	116,664
Dun & Bradstreet Corp.	617	75,774
Eaton Corp. PLC	3,624	277,526
Emerson Electric Co.	3,486	246,948
Equifax, Inc.	1,514	172,535
Expeditors International of Washington, Inc.	5,125	381,710
Fastenal Co. (a)	3,255	173,264
FedEx Corp.	1,312	326,845
Flowserve Corp. (a)	551	22,778
Fluor Corp.	840	40,942
Fortive Corp.	6,125	445,226

Fortune Brands Home & Security, Inc.	4,093	229,904
General Dynamics Corp.	1,164	234,790
Genesee & Wyoming, Inc., Class A*	282	22,027
Graco, Inc.	6,311	286,519
Harris Corp.	1,188	178,758
HD Supply Holdings, Inc.*	704	28,674
HEICO Corp. (a)	619	56,861
HEICO Corp., Class A	1,790	136,130
Hexcel Corp.	4,399	311,581
Honeywell International, Inc.	947	140,071
Hubbell, Inc.	1,488	160,243
Huntington Ingalls Industries, Inc.	2,316	511,998
IDEX Corp.	1,880	260,718
IHS Markit Ltd.*	1,266	62,389
Illinois Tool Works, Inc.	1,517	217,993
Ingersoll-Rand PLC	4,278	374,496
ITT, Inc.	4,115	212,416
Jacobs Engineering Group, Inc.	3,637	235,678
JB Hunt Transport Services, Inc.	2,672	342,283
JetBlue Airways Corp.*	5,278	99,701
Johnson Controls International PLC	1,132	37,990
Kansas City Southern	1,746	187,084
KAR Auction Services, Inc.	3,446	181,845
Kirby Corp.*(a)	720	65,304
L3 Technologies, Inc.	2,131	422,641
Landstar System, Inc.	2,001	226,913
Lennox International, Inc. (a)	1,494	303,745
Lincoln Electric Holdings, Inc.	1,526	136,730
Lockheed Martin Corp.	1,101	346,309
Macquarie Infrastructure Corp.	488	18,886
ManpowerGroup, Inc.	6,048	544,320
Masco Corp.	6,462	240,839
Middleby Corp.*(a)	295	29,388
MSC Industrial Direct Co., Inc., Class A	660	60,608
Nielsen Holdings PLC (a)	2,885	87,040
Nordson Corp.	960	120,605
Norfolk Southern Corp.	1,494	226,565
Northrop Grumman Corp.	1,229	402,190
Northrop Grumman Innovation Systems, Inc.	2,216	296,324
nVent Electric PLC*	1,634	44,249
Old Dominion Freight Line, Inc.	2,203	343,580
Oshkosh Corp.	1,202	87,446
Owens Corning	5,840	369,205
PACCAR, Inc.	2,178	135,537
Parker-Hannifin Corp.	580	99,122
Pentair PLC	1,634	71,308
Quanta Services, Inc.*	3,782	136,190
Raytheon Co.	2,281	477,870
Regal Beloit Corp. (a)	1,449	115,123
Republic Services, Inc.	3,132	211,191
Robert Half International, Inc.	7,135	454,357
Rockwell Automation, Inc.	2,161	379,061
Rockwell Collins, Inc.	84	11,551
Rollins, Inc. (a)	3,566	177,480
Roper Technologies, Inc.	410	113,074
Ryder System, Inc.	1,635	109,676
Sensata Technologies Holding PLC*(a)	2,766	141,315
Snap-on, Inc.	1,293	191,131
Southwest Airlines Co.	6,187	316,032
Spirit AeroSystems Holdings, Inc., Class A	7,079	599,662
Stanley Black & Decker, Inc.	3,771	525,074
Stericycle, Inc.*(a)	677	42,990
Teledyne Technologies, Inc.*	1,303	262,502
Textron, Inc.	3,768	250,873
Timken Co.	3,607	170,611
Toro Co.	4,858	281,764
TransDigm Group, Inc.	609	203,473
TransUnion	1,713	117,512
Trinity Industries, Inc.	625	21,556
Union Pacific Corp.	1,146	163,603
United Continental Holdings, Inc.*	358	24,913
United Parcel Service, Inc., Class B	1,359	157,807
United Rentals, Inc.*	471	75,158
United Technologies Corp.	830	103,601
Univar, Inc.*	348	9,490
USG Corp.*	803	33,308
Valmont Industries, Inc.	649	94,851
Verisk Analytics, Inc.*	1,921	204,087
W.W. Grainger, Inc. (a)	659	203,624
WABCO Holdings, Inc.*	1,920	232,186
Waste Management, Inc.	4,331	358,217
Watsco, Inc.	1,890	347,798
Welbilt, Inc.*	2,239	43,593
WESCO International, Inc.*	252	14,956
XPO Logistics, Inc.*(a)	218	22,945
Xylem, Inc.	694	48,858

		23,856,595

Information Technology - 15.7%
Accenture PLC, Class A	1,782	277,529
Activision Blizzard, Inc.	3,291	233,365
Adobe Systems, Inc.*	998	248,781

Akamai Technologies, Inc.*	748	56,384
Alliance Data Systems Corp.	386	81,377
Alphabet, Inc., Class A*	17	18,700
Alphabet, Inc., Class C*	24	26,040
Amdocs Ltd.	9,350	630,751
Amphenol Corp., Class A	2,636	229,148
ANSYS, Inc.*	3,201	521,123
Apple, Inc.	718	134,173
Applied Materials, Inc.	10,754	546,088
Arista Networks, Inc.*	21	5,283
Arrow Electronics, Inc.*	1,627	120,593
Autodesk, Inc.*	83	10,715
Automatic Data Processing, Inc.	2,240	291,245
Black Knight, Inc.*	834	42,200
Booz Allen Hamilton Holding Corp.	2,066	93,156
Broadridge Financial Solutions, Inc.	6,675	770,629
CA, Inc.	4,592	164,118
Cadence Design Systems, Inc.*	11,696	496,495
CDK Global, Inc.	2,234	143,758
CDW Corp.	7,697	616,145
Cisco Systems, Inc.	1,984	84,737
Citrix Systems, Inc.*	4,364	460,926
Cognex Corp. (a)	1,654	75,604
Cognizant Technology Solutions Corp., Class A	5,411	407,719
Coherent, Inc.*	341	56,964
CommScope Holding Co., Inc.*	425	12,461
Conduent, Inc.*	3,943	75,903
CoreLogic, Inc.*	3,416	179,101
Corning, Inc.	36,427	989,722
Dell Technologies, Inc., Class V*	4,314	347,967
Dolby Laboratories, Inc., Class A	3,883	243,852
DXC Technology Co.	337	31,041
eBay, Inc.*	16,815	634,262
EchoStar Corp., Class A*	2,325	109,368
Electronic Arts, Inc.*	1,473	192,830
Euronet Worldwide, Inc.*	1,734	145,327
F5 Networks, Inc.*	756	130,871
Facebook, Inc., Class A*	122	23,397
Fidelity National Information Services, Inc.	2,405	245,839
Fiserv, Inc.*	4,780	347,028
FleetCor Technologies, Inc.*	379	75,554
FLIR Systems, Inc.	4,128	222,499
Fortinet, Inc.*	2,222	135,942
Gartner, Inc.*(a)	1,480	196,455
Genpact Ltd.	10,113	303,693
Global Payments, Inc.	198	22,010
GoDaddy, Inc., Class A*	791	56,628
Guidewire Software, Inc.*(a)	1,298	120,506
Hewlett Packard Enterprise Co.	6,839	104,226
HP, Inc.	22,497	495,609
IAC/InterActiveCorp*	360	55,850
Intel Corp.	2,619	144,569
International Business Machines Corp.	434	61,329
Intuit, Inc.	2,895	583,632
IPG Photonics Corp.*	473	114,121
Jabil, Inc.	9,686	273,920
Jack Henry & Associates, Inc.	3,255	407,070
Juniper Networks, Inc.	4,607	122,731
Keysight Technologies, Inc.*	4,416	259,396
KLA-Tencor Corp.	4,281	484,738
Lam Research Corp. (a)	3,246	643,292
LogMeIn, Inc.	187	20,177
Manhattan Associates, Inc.*	483	21,020
Mastercard, Inc., Class A	585	111,220
Maxim Integrated Products, Inc.	9,132	535,592
Microchip Technology, Inc. (a)	551	53,656
Micron Technology, Inc.*	1,006	57,936
Microsoft Corp.	462	45,664
Motorola Solutions, Inc.	2,871	308,173
National Instruments Corp.	4,498	187,207
NCR Corp.*(a)	470	14,147
NetApp, Inc.	6,310	431,099
NVIDIA Corp.	106	26,732
NXP Semiconductors NV*	605	68,970
ON Semiconductor Corp.*	1,133	28,472
Oracle Corp.	638	29,807
Palo Alto Networks, Inc.*	155	32,254
Paychex, Inc.	3,942	258,516
PayPal Holdings, Inc.*	1,145	93,970
PTC, Inc.*	810	69,854
Qorvo, Inc.*	493	39,563
QUALCOMM, Inc.	871	50,623
Red Hat, Inc.*	2,680	435,286
Sabre Corp. (a)	1,465	35,907
salesforce.com, Inc.*	647	83,677
Skyworks Solutions, Inc.	3,961	390,594
SS&C Technologies Holdings, Inc.	2,116	107,726
Switch, Inc., Class A (a)	1,877	23,425
Synopsys, Inc.*	6,431	566,378
Take-Two Interactive Software, Inc.*	1,271	142,454
Teradata Corp.*	5,176	206,367

Teradyne, Inc.	6,987	264,877
Texas Instruments, Inc.	3,517	393,587
Total System Services, Inc.	2,561	218,172
Trimble, Inc.*	2,283	75,476
Tyler Technologies, Inc.*	904	209,384
Ultimate Software Group, Inc.*	301	78,907
VeriSign, Inc.*	4,890	637,852
Versum Materials, Inc.	7,455	297,976
Visa, Inc., Class A	727	95,033
VMware, Inc., Class A*	1,351	185,735
Western Digital Corp.	2,383	199,004
Western Union Co.	5,839	116,138
Workday, Inc., Class A*(a)	106	13,882
Worldpay, Inc., Class A*	1,171	93,059
Xerox Corp.	5,392	146,555
Xilinx, Inc.	6,575	447,823
Zebra Technologies Corp., Class A*	292	44,825

		23,431,236

Materials - 5.8%
Air Products & Chemicals, Inc.	1,078	174,000
Albemarle Corp. (a)	2,950	275,736
AptarGroup, Inc.	2,483	229,231
Ashland Global Holdings, Inc.	802	62,331
Avery Dennison Corp.	6,300	661,689
Axalta Coating Systems Ltd.*	4,450	138,439
Bemis Co., Inc.	2,546	107,696
Berry Global Group, Inc.*	2,452	118,407
Cabot Corp.	3,732	224,853
Celanese Corp., Series A	3,848	434,516
Crown Holdings, Inc.*	4,549	197,154
Domtar Corp.	4,511	216,844
DowDuPont, Inc.	623	39,941
Eagle Materials, Inc.	484	52,456
Eastman Chemical Co.	3,806	397,004
Ecolab, Inc.	1,683	240,013
FMC Corp.	2,008	174,877
Graphic Packaging Holding Co.	19,929	288,572
Huntsman Corp.	2,203	70,430
International Flavors & Fragrances, Inc.	2,842	347,093
International Paper Co.	3,691	197,468
LyondellBasell Industries NV, Class A	4,246	476,061
Martin Marietta Materials, Inc.	268	59,729
Monsanto Co.	2,344	298,766
Mosaic Co.	1,135	31,201
NewMarket Corp.	261	100,300
Newmont Mining Corp.	621	24,176
Nucor Corp.	2,306	148,022
Olin Corp.	8,075	261,065
Owens-Illinois, Inc.*	7,863	146,252
Packaging Corp. of America	2,242	263,435
PPG Industries, Inc.	3,276	330,614
Praxair, Inc.	2,177	340,178
Reliance Steel & Aluminum Co.	859	80,377
RPM International, Inc. (a)	2,162	107,019
Scotts Miracle-Gro Co.	1,457	124,034
Sealed Air Corp.	2,673	116,436
Sherwin-Williams Co.	869	329,568
Silgan Holdings, Inc.	5,244	142,742
Sonoco Products Co.	3,857	197,208
Southern Copper Corp. (a)	214	10,462
Steel Dynamics, Inc.	2,272	112,305
Valvoline, Inc. (a)	2,272	46,440
Vulcan Materials Co.	497	63,487
Westlake Chemical Corp.	75	8,680
WestRock Co.	3,140	184,883

		8,652,190

Real Estate - 6.2%
Alexandria Real Estate Equities, Inc. REIT	95	11,867
American Campus Communities, Inc. REIT	533	21,373
American Homes 4 Rent, Class A REIT	914	18,207
American Tower Corp. REIT	973	134,634
Apartment Investment & Management Co., Class A REIT	531	21,681
Apple Hospitality REIT, Inc. REIT	4,173	79,412
AvalonBay Communities, Inc. REIT	1,497	247,813
Boston Properties, Inc. REIT	758	92,302
Brandywine Realty Trust REIT	1,230	20,000
Brixmor Property Group, Inc. REIT	1,991	31,617
Camden Property Trust REIT	4,135	363,880
CBRE Group, Inc., Class A*	8,541	394,509
Colony NorthStar, Inc., Class A REIT (a)	1,261	7,427
Columbia Property Trust, Inc. REIT	633	14,002
CoreCivic, Inc. REIT	1,479	31,828
CoreSite Realty Corp. REIT	891	94,589
Corporate Office Properties Trust REIT	736	20,534
Crown Castle International Corp. REIT	615	64,052

CubeSmart REIT	2,020	61,610
CyrusOne, Inc. REIT	190	10,522
DCT Industrial Trust, Inc. REIT	1,250	81,412
Digital Realty Trust, Inc. REIT	1,054	113,284
Douglas Emmett, Inc. REIT	1,046	40,261
Duke Realty Corp. REIT	5,674	159,553
Empire State Realty Trust, Inc., Class A REIT	1,352	22,930
EPR Properties REIT (a)	1,462	89,752
Equinix, Inc. REIT	126	50,003
Equity Commonwealth REIT*	2,017	62,749
Equity LifeStyle Properties, Inc. REIT	2,487	226,068
Equity Residential REIT	16,003	1,024,032
Essex Property Trust, Inc. REIT	535	127,881
Extra Space Storage, Inc. REIT	2,627	252,849
Federal Realty Investment Trust REIT	607	72,166
Gaming and Leisure Properties, Inc. REIT	8,751	307,160
GGP, Inc. REIT	3,886	78,808
HCP, Inc. REIT	3,854	92,380
Healthcare Trust of America, Inc., Class A REIT (a)	725	18,603
Highwoods Properties, Inc. REIT	1,163	55,626
Hospitality Properties Trust REIT	4,507	130,478
Host Hotels & Resorts, Inc. REIT	21,621	467,662
Howard Hughes Corp.*	221	27,897
Hudson Pacific Properties, Inc. REIT	653	23,116
Iron Mountain, Inc. REIT	1,528	50,867
JBG SMITH Properties REIT	639	23,573
Jones Lang LaSalle, Inc.	2,435	398,756
Kilroy Realty Corp. REIT	1,498	114,073
Kimco Realty Corp. REIT	1,334	20,624
Lamar Advertising Co., Class A REIT	5,309	367,489
Liberty Property Trust REIT	6,292	278,169
Life Storage, Inc. REIT	586	54,217
Macerich Co. REIT	1,650	91,789
Medical Properties Trust, Inc. REIT (a)	7,353	99,780
Mid-America Apartment Communities, Inc. REIT	659	61,656
National Retail Properties, Inc. REIT	2,102	87,086
Omega Healthcare Investors, Inc. REIT (a)	4,437	135,994
Outfront Media, Inc. REIT	2,067	41,009
Park Hotels & Resorts, Inc. REIT	1,379	44,431
Piedmont Office Realty Trust, Inc., Class A REIT	2,744	52,740
Prologis, Inc. REIT	3,728	239,897
Public Storage REIT	809	171,379
Rayonier, Inc. REIT	7,363	286,200
Realogy Holdings Corp. (a)	3,236	76,984
Realty Income Corp. REIT (a)	1,270	67,691
Regency Centers Corp. REIT	761	44,199
Retail Properties of America, Inc., Class A REIT	3,936	48,255
SBA Communications Corp. REIT*	348	55,008
Senior Housing Properties Trust REIT	5,189	91,638
Simon Property Group, Inc. REIT	772	123,690
SL Green Realty Corp. REIT	297	28,963
STORE Capital Corp. REIT	1,652	44,274
Sun Communities, Inc. REIT	310	29,971
Tanger Factory Outlet Centers, Inc. REIT (a)	1,590	34,169
Taubman Centers, Inc. REIT	330	18,015
UDR, Inc. REIT	1,106	40,336
Ventas, Inc. REIT	1,452	79,366
Vornado Realty Trust REIT	1,850	128,964
Weingarten Realty Investors REIT	2,972	87,139
Welltower, Inc. REIT	1,695	97,717
Weyerhaeuser Co. REIT	2,826	105,495
WP Carey, Inc. REIT	2,860	192,221

		9,280,353

Telecommunication Services - 0.2%
AT&T, Inc.	1,135	36,683
CenturyLink, Inc.	1,836	33,452
Telephone & Data Systems, Inc.	1,731	44,227
T-Mobile US, Inc.*	833	46,398
Verizon Communications, Inc.	924	44,047
Zayo Group Holdings, Inc.*	2,268	78,927

		283,734

Utilities - 8.2%
AES Corp.	13,279	169,307
Alliant Energy Corp.	7,620	315,620
Ameren Corp.	9,955	589,236
American Electric Power Co., Inc.	5,682	386,092
American Water Works Co., Inc.	3,751	311,858
Aqua America, Inc.	5,514	191,336
Atmos Energy Corp.	3,201	285,561
Avangrid, Inc.	2,571	136,494
CenterPoint Energy, Inc.	23,316	609,247
CMS Energy Corp.	9,573	441,603

Consolidated Edison, Inc.	6,153	472,120
Dominion Energy, Inc.	1,358	87,170
DTE Energy Co.	3,826	391,897
Duke Energy Corp.	3,060	236,110
Edison International	6,678	415,105
Entergy Corp.	5,796	468,954
Eversource Energy	7,557	431,354
Exelon Corp.	12,440	514,892
FirstEnergy Corp.	8,478	291,813
Great Plains Energy, Inc.	9,725	330,067
Hawaiian Electric Industries, Inc. (a)	7,008	240,585
MDU Resources Group, Inc.	2,459	68,360
National Fuel Gas Co. (a)	3,207	168,817
NextEra Energy, Inc.	1,736	287,846
NiSource, Inc.	10,903	275,846
NRG Energy, Inc.	1,286	44,020
OGE Energy Corp.	5,959	208,684
PG&E Corp.	4,049	175,443
Pinnacle West Capital Corp.	4,524	360,156
PPL Corp.	10,789	294,756
Public Service Enterprise Group, Inc.	8,685	460,131
SCANA Corp.	364	13,213
Sempra Energy	2,308	245,871
Southern Co.	3,606	161,909
UGI Corp.	7,656	386,398
Vectren Corp.	5,319	375,841
Vistra Energy Corp.*	5,893	144,555
WEC Energy Group, Inc.	7,834	494,717
Westar Energy, Inc.	3,082	174,749
Xcel Energy, Inc.	11,264	512,737

		12,170,470

TOTAL COMMON STOCKS (Cost $138,581,637)		146,719,273

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $587,527)	587,527	587,527

TOTAL INVESTMENTS - 98.8% (Cost $139,169,164)		$147,306,800
Other assets and liabilities, net - 1.2%		1,863,638

NET ASSETS - 100.0%		$149,170,438

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
1,722,761	—	(1,135,234)	—	—	9,433	—	587,527	587,527

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $8,091,112, which is 5.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,794,540.

REIT:	Real Estate Investment Trust

At May 31, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
E-Mini S&P 500 Futures	USD	9	$1,237,185	$1,217,475	6/15/2018	$(19,710)
E-Mini S&P MidCap 400 Futures	USD	5	978,125	973,500	6/15/2018	(4,625)

Total unrealized depreciation						$(24,335)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2018.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$146,719,273	$—	$—	$146,719,273
Short-Term Investments	587,527	—	—	587,527

TOTAL	$147,306,800	$—	$—	$147,306,800

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(24,335)	$—	$—	$(24,335)

TOTAL	$(24,335)	$—	$—	$(24,335)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 US QARP

May 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 15.6%
Advance Auto Parts, Inc.	172	$22,123
Aptiv PLC	1,847	180,082
AutoZone, Inc.*	124	80,516
Bed Bath & Beyond, Inc. (a)	1,417	25,733
Best Buy Co., Inc.	2,663	181,750
Booking Holdings, Inc.*	6	12,653
BorgWarner, Inc.	1,205	58,780
Brunswick Corp.	861	54,760
Burlington Stores, Inc.*	387	56,599
Carnival Corp.	1,846	114,969
Carter’s, Inc.	430	46,874
Chipotle Mexican Grill, Inc.*(a)	72	30,973
Darden Restaurants, Inc.	775	67,743
Delphi Technologies PLC	646	32,365
Dick’s Sporting Goods, Inc. (a)	947	34,660
Discovery, Inc., Class C*	859	16,982
Dollar General Corp.	1,804	157,814
Dollar Tree, Inc.*	1,247	102,990
Domino’s Pizza, Inc.	86	21,627
Expedia Group, Inc. (a)	258	31,226
Foot Locker, Inc.	1,419	76,583
GameStop Corp., Class A (a)	522	6,890
Gap, Inc. (a)	2,883	80,666
Garmin Ltd.	773	46,450
GCI Liberty, Inc., Class A*	1,160	48,488
General Motors Co.	387	16,525
Gentex Corp.	2,410	57,912
Genuine Parts Co. (a)	1,334	121,114
H&R Block, Inc. (a)	2,022	55,504
Harley-Davidson, Inc.	430	17,664
Hasbro, Inc. (a)	387	33,572
Home Depot, Inc.	6,228	1,161,833
Interpublic Group of Companies, Inc.	861	19,459
Kohl’s Corp.	988	65,949
L Brands, Inc.	1,589	53,883
Las Vegas Sands Corp.	990	79,804
Lear Corp.	849	168,102
Leggett & Platt, Inc. (a)	732	30,232
Liberty Broadband Corp., Class C*	558	38,429
Lowe’s Cos., Inc.	4,088	388,401
Lululemon Athletica, Inc.*(a)	559	58,723
Macy’s, Inc. (a)	947	33,060
Marriott International, Inc., Class A	172	23,282
McDonald’s Corp.	2,667	426,747
Michael Kors Holdings Ltd.*	2,452	140,720
Mohawk Industries, Inc.*	215	43,869
News Corp., Class A	2,578	38,747
NIKE, Inc., Class B	7,277	522,489
Nordstrom, Inc. (a)	1,119	54,865
NVR, Inc.*	14	41,867
Omnicom Group, Inc.	859	61,917
O’Reilly Automotive, Inc.*	473	127,431
Polaris Industries, Inc.	129	14,435
Pool Corp.	129	18,437
PVH Corp.	215	34,400
Qurate Retail, Inc.*	1,160	23,583
Ralph Lauren Corp.	646	86,939
Ross Stores, Inc.	2,410	190,101
Signet Jewelers Ltd. (a)	473	20,339
Sirius XM Holdings, Inc. (a)	4,315	30,636
Skechers U.S.A., Inc., Class A*	1,248	36,267
Starbucks Corp.	5,034	285,277
Tapestry, Inc.	1,426	62,345
Target Corp.	4,173	304,170
Thor Industries, Inc.	258	23,891
Tiffany & Co.	430	56,235
TJX Cos., Inc.	4,820	435,342
Tractor Supply Co.	1,033	76,762
TripAdvisor, Inc.*	344	17,936
Tupperware Brands Corp.	301	12,690
Twenty-First Century Fox, Inc., Class A	1,162	44,795
Twenty-First Century Fox, Inc., Class B	387	14,772
Ulta Beauty, Inc.*	172	42,468
Urban Outfitters, Inc.*(a)	1,033	42,911
Vail Resorts, Inc.	43	10,354
VF Corp.	2,065	167,595
Visteon Corp.*	86	10,746
Walt Disney Co.	7,473	743,339
Whirlpool Corp.	258	37,345
Williams-Sonoma, Inc.	988	54,706
Wyndham Worldwide Corp.	215	23,315
Yum China Holdings, Inc.	1,076	42,287
Yum! Brands, Inc.	1,506	122,483

		8,559,297

Consumer Staples - 7.8%
Altria Group, Inc.	861	47,992
Archer-Daniels-Midland Co.	646	28,243
Brown-Forman Corp., Class B	773	43,721
Campbell Soup Co. (a)	430	14,465
Church & Dwight Co., Inc. (a)	732	34,367

Colgate-Palmolive Co.	3,091	195,011
Costco Wholesale Corp.	2,696	534,455
Estee Lauder Cos., Inc., Class A	947	141,520
Flowers Foods, Inc. (a)	818	16,605
General Mills, Inc.	1,334	56,415
Hershey Co.	387	34,845
Hormel Foods Corp. (a)	1,893	67,940
JM Smucker Co. (a)	301	32,358
Kimberly-Clark Corp.	1,502	151,477
Kroger Co.	2,410	58,635
Lamb Weston Holdings, Inc.	775	49,406
McCormick & Co., Inc. (a)	301	30,401
Mondelez International, Inc., Class A	602	23,641
Monster Beverage Corp.*	988	50,546
Nu Skin Enterprises, Inc., Class A	516	42,255
PepsiCo, Inc.	990	99,248
Philip Morris International, Inc.	1,530	121,696
Pilgrim’s Pride Corp.*	818	15,943
Procter & Gamble Co.	7,859	575,043
Sprouts Farmers Market, Inc.*(a)	1,160	25,172
Sysco Corp.	3,399	221,037
Tyson Foods, Inc., Class A	1,205	81,301
Walgreens Boots Alliance, Inc.	5,627	351,069
Walmart, Inc.	13,871	1,144,912

		4,289,719

Energy - 2.9%
Baker Hughes a GE Co. (a)	1,334	46,143
Chevron Corp.	1,245	154,754
ConocoPhillips	516	34,773
EOG Resources, Inc.	258	30,395
Exxon Mobil Corp.	11,209	910,619
Halliburton Co.	258	12,833
Helmerich & Payne, Inc.	646	42,881
Occidental Petroleum Corp.	559	47,068
ONEOK, Inc.	644	43,895
Schlumberger Ltd.	430	29,528
Valero Energy Corp.	1,764	213,797

		1,566,686

Financials - 4.3%
Affiliated Managers Group, Inc.	387	61,634
Aon PLC	861	120,428
Assured Guaranty Ltd.	1,248	44,291
Berkshire Hathaway, Inc., Class B*	1,052	201,490
Cboe Global Markets, Inc.	473	46,146
Chimera Investment Corp. REIT	646	11,893
Credit Acceptance Corp.*	129	45,538
Eaton Vance Corp.	1,119	60,202
Erie Indemnity Co., Class A	172	19,438
Everest Re Group Ltd.	258	58,125
FactSet Research Systems, Inc. (a)	172	34,574
Federated Investors, Inc., Class B	1,506	36,551
First American Financial Corp.	430	22,394
FNF Group	1,205	44,537
Franklin Resources, Inc.	4,638	155,698
Lazard Ltd., Class A	2,194	112,859
LPL Financial Holdings, Inc.	344	23,657
Marsh & McLennan Cos., Inc.	4,474	359,575
Moody’s Corp.	344	58,676
MSCI, Inc.	387	62,915
Progressive Corp.	861	53,459
RenaissanceRe Holdings Ltd.	172	21,116
S&P Global, Inc.	1,850	365,375
SEI Investments Co.	1,117	71,242
T. Rowe Price Group, Inc.	2,062	250,368

		2,342,181

Health Care - 16.4%
Abbott Laboratories	775	47,686
AbbVie, Inc.	215	21,272
Aetna, Inc.	493	86,832
Agilent Technologies, Inc.	818	50,651
Align Technology, Inc.*	172	57,095
Allergan PLC	687	103,600
AmerisourceBergen Corp.	344	28,256
Amgen, Inc.	2,022	363,192
Anthem, Inc.	945	209,242
Baxter International, Inc.	5,380	381,119
Biogen, Inc.*	1,290	379,208
Bio-Techne Corp.	86	12,928
Bristol-Myers Squibb Co.	4,733	249,050
Cardinal Health, Inc.	1,978	103,034
Centene Corp.*	344	40,303
Cerner Corp.*	1,076	64,216
Cigna Corp.	1,978	335,014
CVS Health Corp.	7,816	495,456
Danaher Corp.	344	34,152
DaVita, Inc.*	430	28,741
Edwards Lifesciences Corp.*	558	76,619
Eli Lilly & Co.	2,281	193,976
Express Scripts Holding Co.*	3,785	286,941
Gilead Sciences, Inc.	15,836	1,067,346
HCA Healthcare, Inc.	1,117	115,207
Henry Schein, Inc.*(a)	816	56,467
Humana, Inc.	515	149,855
Intuitive Surgical, Inc.*	43	19,766
Johnson & Johnson	15,148	1,812,004

Mallinckrodt PLC*(a)	258	4,347
McKesson Corp.	1,033	146,624
Merck & Co., Inc.	1,074	63,935
Mettler-Toledo International, Inc.*	86	47,364
Pfizer, Inc.	14,730	529,249
Quest Diagnostics, Inc.	301	32,066
ResMed, Inc.	172	17,683
STERIS PLC	172	17,861
United Therapeutics Corp.*	601	64,055
UnitedHealth Group, Inc.	4,432	1,070,372
Universal Health Services, Inc., Class B	344	39,553
Varian Medical Systems, Inc.*	430	50,684
West Pharmaceutical Services, Inc.	172	15,996

		8,969,017

Industrials - 16.6%
3M Co.	2,802	552,638
Acuity Brands, Inc. (a)	172	20,339
Alaska Air Group, Inc.	344	20,919
American Airlines Group, Inc. (a)	1,290	56,167
AO Smith Corp.	646	40,743
Boeing Co.	6,111	2,152,050
BWX Technologies, Inc.	387	25,828
C.H. Robinson Worldwide, Inc.	172	14,964
Carlisle Cos., Inc.	387	41,560
Caterpillar, Inc.	172	26,129
Cintas Corp.	344	62,694
Copa Holdings SA, Class A	86	9,529
Copart, Inc.*	644	35,311
Cummins, Inc.	1,463	208,317
Delta Air Lines, Inc.	7,959	430,184
Donaldson Co., Inc.	430	20,296
Eaton Corp. PLC	1,117	85,540
Emerson Electric Co.	947	67,085
Equifax, Inc.	601	68,490
Expeditors International of Washington, Inc.	1,119	83,343
Fastenal Co.	1,506	80,164
FedEx Corp.	430	107,122
Fortive Corp.	1,162	84,466
Fortune Brands Home & Security, Inc.	559	31,399
General Dynamics Corp.	1,076	217,040
Graco, Inc.	559	25,379
Hexcel Corp.	473	33,503
Honeywell International, Inc.	1,717	253,961
Hubbell, Inc.	215	23,153
Huntington Ingalls Industries, Inc.	258	57,036
Illinois Tool Works, Inc.	1,118	160,657
Ingersoll-Rand PLC	646	56,551
ITT, Inc.	861	44,445
Jacobs Engineering Group, Inc.	1,377	89,230
JB Hunt Transport Services, Inc.	710	90,951
JetBlue Airways Corp.*	3,407	64,358
Johnson Controls International PLC	301	10,102
Kirby Corp.*(a)	172	15,600
L3 Technologies, Inc.	215	42,641
Landstar System, Inc.	258	29,257
Lennox International, Inc. (a)	172	34,969
Lincoln Electric Holdings, Inc.	129	11,558
Lockheed Martin Corp.	1,506	473,697
ManpowerGroup, Inc.	732	65,880
Masco Corp.	988	36,823
Middleby Corp.*(a)	129	12,851
MSC Industrial Direct Co., Inc., Class A	344	31,590
Northrop Grumman Corp.	689	225,475
Northrop Grumman Innovation Systems, Inc.	172	23,000
Old Dominion Freight Line, Inc.	405	63,164
Oshkosh Corp.	689	50,125
Owens Corning	516	32,622
PACCAR, Inc.	215	13,379
Parker-Hannifin Corp.	473	80,836
Quanta Services, Inc.*	1,850	66,618
Raytheon Co.	1,204	252,238
Robert Half International, Inc.	1,460	92,973
Rockwell Automation, Inc.	190	33,328
Snap-on, Inc. (a)	300	44,346
Southwest Airlines Co.	4,906	250,598
Spirit AeroSystems Holdings, Inc., Class A	1,248	105,718
Spirit Airlines, Inc.*	215	7,888
Stanley Black & Decker, Inc.	430	59,873
Textron, Inc.	559	37,218
Timken Co.	473	22,373
Toro Co.	559	32,422
Union Pacific Corp.	3,007	429,279
United Continental Holdings, Inc.*	1,460	101,601
United Parcel Service, Inc., Class B	3,264	379,016
United Rentals, Inc.*	258	41,169
United Technologies Corp.	646	80,634
W.W. Grainger, Inc.	473	146,152
WABCO Holdings, Inc.*	215	26,000
Waste Management, Inc.	902	74,604
Watsco, Inc.	215	39,564
XPO Logistics, Inc.*(a)	643	67,676

		9,086,398

Information Technology - 27.1%
Accenture PLC, Class A	4,431	690,084
Akamai Technologies, Inc.*	990	74,626
Alphabet, Inc., Class A*	850	935,000
Alphabet, Inc., Class C*	897	973,236
Amdocs Ltd.	773	52,147
Analog Devices, Inc.	172	16,715
ANSYS, Inc.*	215	35,002
Apple, Inc.	15,632	2,921,152
Applied Materials, Inc.	3,313	168,234
Automatic Data Processing, Inc.	1,635	212,583
Broadridge Financial Solutions, Inc.	387	44,679
Cadence Design Systems, Inc.*	1,033	43,851
CDW Corp.	301	24,095
Cisco Systems, Inc.	10,067	429,962
Citrix Systems, Inc.*	602	63,583
Cognizant Technology Solutions Corp., Class A	2,104	158,536
Corning, Inc.	8,693	236,189
Dolby Laboratories, Inc., Class A	215	13,502
eBay, Inc.*	6,153	232,091
Electronic Arts, Inc.*	989	129,470
F5 Networks, Inc.*	473	81,881
FLIR Systems, Inc.	473	25,495
Fortinet, Inc.*	301	18,415
Genpact Ltd.	258	7,748
Hewlett Packard Enterprise Co.	3,828	58,339
HP, Inc.	20,224	445,535
Intel Corp.	27,325	1,508,340
International Business Machines Corp.	558	78,851
Intuit, Inc.	904	182,246
IPG Photonics Corp.*	86	20,749
Jabil, Inc.	730	20,644
Jack Henry & Associates, Inc.	344	43,021
Juniper Networks, Inc.	902	24,029
Keysight Technologies, Inc.*	559	32,836
KLA-Tencor Corp.	129	14,607
Lam Research Corp. (a)	301	59,652
Manhattan Associates, Inc.*	258	11,228
Marvell Technology Group Ltd.	601	12,946
Mastercard, Inc., Class A	5,249	997,940
Micron Technology, Inc.*	1,634	94,102
Microsoft Corp.	6,368	629,413
National Instruments Corp.	258	10,738
NetApp, Inc.	1,506	102,890
Paychex, Inc.	1,420	93,124
PayPal Holdings, Inc.*	3,049	250,231
Qorvo, Inc.*	344	27,606
QUALCOMM, Inc.	5,853	340,176
Red Hat, Inc.*	429	69,678
Skyworks Solutions, Inc.	990	97,624
Symantec Corp.	775	16,105
Synopsys, Inc.*	516	45,444
Take-Two Interactive Software, Inc.*	215	24,097
Teradata Corp.*	689	27,470
Teradyne, Inc.	601	22,784
Texas Instruments, Inc.	5,110	571,860
Tyler Technologies, Inc.*	86	19,919
VeriSign, Inc.*	301	39,262
Versum Materials, Inc.	646	25,821
Visa, Inc., Class A	8,374	1,094,649
VMware, Inc., Class A*(a)	258	35,470
Western Digital Corp.	387	32,318
Western Union Co.	1,893	37,652
Xilinx, Inc.	818	55,714

		14,863,386

Materials - 2.5%
Air Products & Chemicals, Inc.	601	97,007
Albemarle Corp. (a)	344	32,154
Avery Dennison Corp.	430	45,163
Celanese Corp., Series A	387	43,700
DowDuPont, Inc.	1,420	91,036
Freeport-McMoRan, Inc.	3,185	53,826
Graphic Packaging Holding Co.	818	11,845
Huntsman Corp.	732	23,402
International Flavors & Fragrances, Inc.	215	26,258
LyondellBasell Industries NV, Class A	3,220	361,026
Monsanto Co.	430	54,808
Mosaic Co.	558	15,339
NewMarket Corp.	43	16,524
Newmont Mining Corp.	1,075	41,850
Nucor Corp.	990	63,548
Olin Corp.	818	26,446
Packaging Corp. of America	86	10,105
PPG Industries, Inc.	730	73,672
Praxair, Inc.	172	26,877
RPM International, Inc.	387	19,156
Sherwin-Williams Co.	258	97,847
Sonoco Products Co.	430	21,986
Steel Dynamics, Inc.	990	48,936
WestRock Co.	861	50,696

		1,353,207

Real Estate - 2.3%
Camden Property Trust REIT	473	41,624
CBRE Group, Inc., Class A*	1,764	81,479
CoreCivic, Inc. REIT	1,205	25,932
Crown Castle International Corp. REIT	215	22,392
Equity Residential REIT	5,680	363,463
Gaming and Leisure Properties, Inc. REIT	644	22,604
GGP, Inc. REIT	2,238	45,387
Host Hotels & Resorts, Inc. REIT	5,636	121,907
Jones Lang LaSalle, Inc.	301	49,292
Lamar Advertising Co., Class A REIT	602	41,671
Liberty Property Trust REIT	516	22,812
Public Storage REIT	904	191,503
Rayonier, Inc. REIT	861	33,467
Simon Property Group, Inc. REIT	990	158,618
Tanger Factory Outlet Centers, Inc. REIT (a)	947	20,351
Weingarten Realty Investors REIT	473	13,868
Weyerhaeuser Co. REIT	473	17,657

		1,274,027

Telecommunication Services - 3.3%
AT&T, Inc.	30,294	979,102
CenturyLink, Inc.	2,367	43,127
Telephone & Data Systems, Inc.	387	9,888
T-Mobile US, Inc.*	646	35,982
Verizon Communications, Inc.	15,503	739,028

		1,807,127

Utilities - 0.9%
Ameren Corp.	689	40,782
American Electric Power Co., Inc.	344	23,375
CenterPoint Energy, Inc.	1,332	34,805
Consolidated Edison, Inc.	215	16,497
Edison International	945	58,741
Entergy Corp.	129	10,437
Exelon Corp.	2,835	117,341
NRG Energy, Inc.	646	22,113
Public Service Enterprise Group, Inc.	1,635	86,622
Vectren Corp.	172	12,154
WEC Energy Group, Inc.	775	48,941

		471,808

TOTAL COMMON STOCKS (Cost $54,570,937)		54,582,853

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “ DWS Government Cash Institutional Shares”, 1.68% (b)(c) (Cost $124,702)	124,702	124,702

TOTAL INVESTMENTS - 99.9% (Cost $54,695,639)		$54,707,555
Other assets and liabilities, net - 0.1%		29,773

NET ASSETS - 100.0%		$54,737,328

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 4/4/2018 Commence-ment of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “ DWS Government Cash Institutional Shares”, 1.68% (b)(c)
—	124,702	—	—	—	11	—	124,702	124,702

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $1,326,485, which is 2.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,252,227.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2		Level 3	Total
Common Stocks (d)	$54,582,853	$—		$—	$54,582,853
Short-Term Investments	124,702		—	—	124,702

TOTAL	$54,707,555		$—	$—	$54,707,555

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 2000 Comprehensive Factor ETF

May 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 15.6%
1-800-Flowers.com, Inc., Class A*	467	$5,884
Aaron’s, Inc.	430	17,105
Abercrombie & Fitch Co., Class A	690	16,456
Acushnet Holdings Corp.	102	2,439
Adtalem Global Education, Inc.*	269	12,845
American Axle & Manufacturing Holdings, Inc.*	396	6,265
American Eagle Outfitters, Inc.	448	9,946
American Outdoor Brands Corp.*(a)	233	2,933
American Public Education, Inc.*	261	11,119
America’s Car-Mart, Inc.*	132	8,237
Asbury Automotive Group, Inc.*	167	11,615
Ascent Capital Group, Inc., Class A*	65	127
AV Homes, Inc.*(a)	726	13,322
Barnes & Noble, Inc. (a)	350	2,047
Bassett Furniture Industries, Inc.	414	11,447
Beazer Homes USA, Inc.*	566	8,547
Belmond Ltd., Class A*	325	3,884
Big Lots, Inc. (a)	297	12,150
Biglari Holdings, Inc., Class B*	7	1,506
BJ’s Restaurants, Inc.	410	22,960
Bloomin’ Brands, Inc.	812	17,231
Bojangles’, Inc.*(a)	150	2,220
Boyd Gaming Corp.	153	5,776
Bridgepoint Education, Inc.*	179	1,233
Brinker International, Inc. (a)	252	11,020
Buckle, Inc. (a)	369	9,317
Build-A-Bear Workshop, Inc.*(a)	77	616
Caleres, Inc.	176	6,241
Callaway Golf Co. (a)	1,912	36,213
Cambium Learning Group, Inc.*	338	3,383
Camping World Holdings, Inc., Class A (a)	131	2,489
Capella Education Co.	107	10,160
Career Education Corp.*	161	2,478
Carriage Services, Inc.	173	4,351
Carrols Restaurant Group, Inc.*	572	7,322
Cato Corp., Class A	248	5,662
Cavco Industries, Inc.*	121	25,120
Century Casinos, Inc.*	310	2,632
Century Communities, Inc.*(a)	374	11,257
Cheesecake Factory, Inc. (a)	176	9,119
Chegg, Inc.*	267	7,468
Chico’s FAS, Inc.	492	4,162
Children’s Place, Inc. (a)	143	18,411
Churchill Downs, Inc.	38	11,377
Chuy’s Holdings, Inc.*(a)	109	3,210
Citi Trends, Inc.	511	15,335
Clarus Corp.*(a)	268	1,970
Clear Channel Outdoor Holdings, Inc., Class A	886	3,854
Collectors Universe, Inc.	378	5,632
Columbia Sportswear Co.	35	3,049
Conn’s, Inc.*(a)	41	949
Cooper Tire & Rubber Co. (a)	269	6,913
Cooper-Standard Holdings, Inc.*	129	16,022
Cracker Barrel Old Country Store, Inc. (a)	46	7,209
Crocs, Inc.*(a)	1,242	22,157
CSS Industries, Inc.	349	5,636
Culp, Inc.	88	2,732
Daily Journal Corp.*(a)	5	1,130
Dana, Inc.	250	5,575
Dave & Buster’s Entertainment, Inc.*	151	6,288
Deckers Outdoor Corp.*	214	24,216
Del Frisco’s Restaurant Group, Inc.*	426	5,644
Del Taco Restaurants, Inc.*	409	4,924
Delta Apparel, Inc.*(a)	159	2,996
Denny’s Corp.*	670	10,217
Dillard’s, Inc., Class A (a)	107	8,713
Dine Brands Global, Inc. (a)	66	4,188
Dorman Products, Inc.*(a)	96	6,194
Drive Shack, Inc.*(a)	2,352	15,359
DSW, Inc., Class A (a)	693	16,549
El Pollo Loco Holdings, Inc.*(a)	173	1,834
Eldorado Resorts, Inc.*(a)	234	10,577
Emerald Expositions Events, Inc.	82	1,677
Entercom Communications Corp., Class A (a)	188	1,288
Entravision Communications Corp., Class A	518	2,072
Escalade, Inc.	287	4,133
Ethan Allen Interiors, Inc.	246	5,769
EW Scripps Co., Class A (a)	398	4,971
Express, Inc.*(a)	436	3,710
Fiesta Restaurant Group, Inc.*(a)	176	4,374
Finish Line, Inc., Class A (a)	197	2,681
Five Below, Inc.*(a)	121	8,556
Flexsteel Industries, Inc.	50	1,863
Fox Factory Holding Corp.*	313	12,442
Francesca’s Holdings Corp.*(a)	121	715

Funko, Inc., Class A*	510	5,069
Gaia, Inc.*	527	10,013
Gannett Co., Inc. (a)	1,082	11,437
Genesco, Inc.*(a)	83	3,627
Gentherm, Inc.*(a)	150	5,310
GNC Holdings, Inc., Class A*	271	867
Golden Entertainment, Inc.*(a)	363	11,079
Grand Canyon Education, Inc.*	90	9,999
Gray Television, Inc.*	777	8,547
Group 1 Automotive, Inc. (a)	202	14,193
Groupon, Inc.*(a)	185	890
Guess?, Inc. (a)	1,214	23,794
Habit Restaurants, Inc., Class A*(a)	141	1,241
Hamilton Beach Brands Holding Co., Class A	151	4,233
Haverty Furniture Cos., Inc.	770	15,400
Helen of Troy Ltd.*	142	12,752
Hemisphere Media Group, Inc.*	271	3,293
Hibbett Sports, Inc.*	117	3,095
Hooker Furniture Corp.	521	19,433
Houghton Mifflin Harcourt Co.*	132	898
Hovnanian Enterprises, Inc., Class A*	2,156	3,838
IMAX Corp.*	151	3,156
Installed Building Products, Inc.*	103	6,247
International Speedway Corp., Class A	491	20,475
iRobot Corp.*(a)	212	13,231
J Alexander’s Holdings, Inc.*	313	3,756
J. Jill, Inc.*	509	3,991
Jack in the Box, Inc.	77	6,212
Johnson Outdoors, Inc., Class A	177	13,431
K12, Inc.*	256	4,132
KB Home	394	10,378
Kirkland’s, Inc.*	191	2,451
Laureate Education, Inc., Class A*	889	14,428
La-Z-Boy, Inc.	222	6,926
LCI Industries	77	6,753
LGI Homes, Inc.*(a)	47	2,863
Liberty Media Corp.-Liberty Braves, Class A*	29	724
Liberty Media Corp.-Liberty Braves, Class C*(a)	131	3,272
Liberty Tax, Inc.	194	2,037
Liberty TripAdvisor Holdings, Inc., Class A*	164	2,403
Lifetime Brands, Inc.	182	1,984
Lindblad Expeditions Holdings, Inc.*	406	4,872
Lithia Motors, Inc., Class A (a)	47	4,594
Loral Space & Communications, Inc.*	78	2,995
M/I Homes, Inc.*	487	13,529
Malibu Boats, Inc., Class A*	619	26,543
Marcus Corp.	191	6,026
Marine Products Corp.	158	2,656
MarineMax, Inc.*(a)	436	10,224
Marriott Vacations Worldwide Corp.	58	6,974
MCBC Holdings, Inc.*	687	20,260
MDC Holdings, Inc.	498	15,727
MDC Partners, Inc., Class A*	595	2,469
Meredith Corp. (a)	132	6,646
Meritage Homes Corp.*	164	7,421
Monarch Casino & Resort, Inc.*	271	12,070
Monro, Inc. (a)	100	5,610
Motorcar Parts of America, Inc.*(a)	111	2,381
Movado Group, Inc.	200	9,820
MSG Networks, Inc., Class A*	583	11,252
Nathan’s Famous, Inc.	43	3,679
National CineMedia, Inc. (a)	176	1,304
National Vision Holdings, Inc.*(a)	38	1,383
Nautilus, Inc.*	78	1,166
New Home Co, Inc.*	349	3,521
New Media Investment Group, Inc.	610	10,187
New York Times Co., Class A (a)	399	9,077
Nexstar Media Group, Inc., Class A (a)	35	2,320
Nutrisystem, Inc. (a)	251	9,362
Office Depot, Inc.	705	1,664
Ollie’s Bargain Outlet Holdings, Inc.*(a)	160	11,312
Overstock.com, Inc.*	65	2,173
Oxford Industries, Inc. (a)	173	14,276
Papa John’s International, Inc. (a)	63	3,235
Party City Holdco, Inc.*(a)	55	808
Penn National Gaming, Inc.*	673	22,936
Perry Ellis International, Inc.*	227	6,242
PetMed Express, Inc. (a)	473	17,014
PICO Holdings, Inc.*	246	2,718
Pier 1 Imports, Inc.	214	509
Pinnacle Entertainment, Inc.*	332	11,258
Planet Fitness, Inc., Class A*	353	13,989
Potbelly Corp.*(a)	527	7,009

RCI Hospitality Holdings, Inc.	350	11,182
Reading International, Inc., Class A*(a)	261	4,082
Red Lion Hotels Corp.*	214	2,333
Red Robin Gourmet Burgers, Inc.*(a)	101	5,085
Red Rock Resorts, Inc., Class A (a)	233	8,025
Regis Corp.*	555	9,596
Rent-A-Center, Inc.	1,052	9,983
RH*(a)	36	3,518
Ruth’s Hospitality Group, Inc.	765	20,311
Saga Communications, Inc., Class A	89	3,449
Salem Media Group, Inc.	340	1,292
Scholastic Corp. (a)	218	9,808
Scientific Games Corp., Class A*(a)	22	1,305
SeaWorld Entertainment, Inc.*(a)	173	3,071
Shake Shack, Inc., Class A*	44	2,623
Shiloh Industries, Inc.*	274	2,844
Shoe Carnival, Inc.	319	10,275
Shutterfly, Inc.*	150	14,121
Sinclair Broadcast Group, Inc., Class A (a)	203	5,562
Sleep Number Corp.*(a)	749	20,950
Sonic Automotive, Inc., Class A (a)	329	7,008
Sonic Corp. (a)	364	8,838
Sotheby’s*(a)	112	6,140
Speedway Motorsports, Inc.	188	3,140
Standard Motor Products, Inc. (a)	192	8,688
Steven Madden Ltd. (a)	267	14,111
Stoneridge, Inc.*	731	23,048
Strayer Education, Inc.	54	5,902
Sturm Ruger & Co., Inc.	305	18,681
Superior Group of Cos., Inc.	133	3,145
Superior Industries International, Inc. (a)	259	4,532
Tailored Brands, Inc.	81	2,658
Taylor Morrison Home Corp., Class A*	275	5,913
Tenneco, Inc.	93	4,109
Texas Roadhouse, Inc. (a)	151	9,357
Tilly’s, Inc., Class A	191	2,628
TopBuild Corp.*	243	20,400
Tower International, Inc.	338	9,937
Townsquare Media, Inc., Class A	100	623
TRI Pointe Group, Inc.*(a)	240	4,142
Unifi, Inc.*	192	6,050
Universal Electronics, Inc.*	82	2,431
Vera Bradley, Inc.*	182	2,120
VOXX International Corp.*	35	196
Weyco Group, Inc. (a)	252	8,737
WideOpenWest, Inc.*(a)	102	903
William Lyon Homes, Class A*	378	9,015
Wingstop, Inc.	319	16,145
Winmark Corp. (a)	32	4,582
Wolverine World Wide, Inc. (a)	402	13,479
World Wrestling Entertainment, Inc., Class A (a)	112	6,484
ZAGG, Inc.*	171	2,599
Zoe’s Kitchen, Inc.*(a)	52	472
Zumiez, Inc.*(a)	179	4,341

		1,686,453

Consumer Staples - 2.6%
Alico, Inc.	54	1,696
Andersons, Inc. (a)	107	3,456
B&G Foods, Inc. (a)	114	3,209
Boston Beer Co, Inc., Class A*(a)	71	18,023
Calavo Growers, Inc. (a)	145	12,760
Castle Brands, Inc.*(a)	636	808
Central Garden & Pet Co.*(a)	42	1,715
Central Garden & Pet Co., Class A*	196	7,450
Chefs’ Warehouse, Inc.*(a)	471	12,811
Coca-Cola Bottling Co. Consolidated	44	5,606
Craft Brew Alliance, Inc.*	65	1,277
Darling Ingredients, Inc.*	580	10,898
Dean Foods Co. (a)	69	660
Farmer Brothers Co.*	75	2,190
Fresh Del Monte Produce, Inc.	118	5,299
Freshpet, Inc.*	177	4,036
Hostess Brands, Inc.*(a)	251	3,421
HRG Group, Inc.*	338	4,286
Ingles Markets, Inc., Class A	57	1,636
Inter Parfums, Inc.	191	10,180
J&J Snack Foods Corp.	57	8,072
John B Sanfilippo & Son, Inc.	93	6,307
Lancaster Colony Corp.	28	3,531
Landec Corp.*(a)	497	7,008
Lifeway Foods, Inc.*(a)	71	362
Limoneira Co.	178	4,311
Medifast, Inc.	311	45,558
MGP Ingredients, Inc. (a)	35	3,099
National Beverage Corp. (a)	19	1,791
Nature’s Sunshine Products, Inc.*(a)	109	987

Oil-Dri Corp. of America	158	6,148
Performance Food Group Co.*	145	5,184
PriceSmart, Inc. (a)	75	6,349
Sanderson Farms, Inc. (a)	60	5,873
Seneca Foods Corp., Class A*	63	1,707
SpartanNash Co.	179	4,432
Tootsie Roll Industries, Inc. (a)	99	2,881
United Natural Foods, Inc.*(a)	293	13,355
Universal Corp.	216	14,289
USANA Health Sciences, Inc.*	70	8,190
Vector Group Ltd. (a)	251	4,869
Village Super Market, Inc., Class A	176	5,111
WD-40 Co. (a)	54	7,428
Weis Markets, Inc. (a)	53	2,890

		281,149

Energy - 1.4%
Adams Resources & Energy, Inc.	14	618
Archrock, Inc.	323	3,731
Ardmore Shipping Corp.*	549	4,447
Cloud Peak Energy, Inc.*	158	572
Delek US Holdings, Inc.	120	6,694
DHT Holdings, Inc.	1,599	6,620
Diamond Offshore Drilling, Inc.*(a)	89	1,616
Dorian LPG Ltd.*(a)	85	687
Dril-Quip, Inc.*(a)	94	4,517
Ensco PLC, Class A (a)	228	1,482
Era Group, Inc.*	67	866
Evolution Petroleum Corp.	206	1,957
Exterran Corp.*	120	3,307
GasLog Ltd.	159	2,862
Gener8 Maritime, Inc.*	433	2,892
Green Plains, Inc. (a)	49	1,046
Gulf Island Fabrication, Inc. (a)	427	4,483
International Seaways, Inc*	67	1,400
Isramco, Inc.*	14	1,574
Matador Resources Co.*(a)	36	1,011
McDermott International, Inc.*	119	2,586
Midstates Petroleum Co., Inc.*	185	2,438
NACCO Industries, Inc., Class A (a)	379	14,535
Natural Gas Services Group, Inc.*	125	2,881
Navios Maritime Acquisition Corp.	1,332	1,006
Newpark Resources, Inc.*	260	2,821
Noble Corp. PLC*	435	2,419
Nordic American Tankers Ltd.	246	583
Oil States International, Inc.*(a)	85	3,009
Overseas Shipholding Group, Inc., Class A*	164	597
Panhandle Oil and Gas, Inc., Class A	46	959
Renewable Energy Group, Inc.*(a)	1,486	26,525
REX American Resources Corp.*(a)	82	6,234
Ring Energy, Inc.*(a)	101	1,395
Rowan Cos. PLC, Class A*	309	4,820
Scorpio Tankers, Inc. (a)	860	2,494
SEACOR Holdings, Inc.*	44	2,298
Select Energy Services, Inc., Class A*(a)	139	1,984
Ship Finance International Ltd.	576	8,208
SilverBow Resources, Inc.*	55	1,582
Solaris Oilfield Infrastructure, Inc., Class A*	228	3,520
Teekay Corp. (a)	307	2,450
Teekay Tankers Ltd., Class A	1,017	1,129

		148,855

Financials - 26.9%
1st Source Corp.	164	8,722
Access National Corp.	183	5,239
ACNB Corp.	147	4,630
AG Mortgage Investment Trust, Inc. REIT	1,062	20,051
Allegiance Bancshares, Inc.*(a)	176	7,665
Ambac Financial Group, Inc.*	129	2,390
American Equity Investment Life Holding Co.	540	19,138
American National Bankshares, Inc.	186	7,384
Ameris Bancorp	115	6,405
AMERISAFE, Inc.	240	14,316
Ames National Corp.	155	4,689
Anworth Mortgage Asset Corp. REIT	2,590	13,131
Apollo Commercial Real Estate Finance, Inc. REIT	1,010	18,776
Ares Commercial Real Estate Corp. REIT	693	9,577
Argo Group International Holdings Ltd.	208	12,636
Arlington Asset Investment Corp., Class A (a)	297	3,398
ARMOUR Residential REIT, Inc. REIT	26	602
Arrow Financial Corp. (a)	180	6,732
Artisan Partners Asset Management, Inc., Class A (a)	420	13,566
Associated Capital Group, Inc., Class A (a)	117	4,540
Atlantic Capital Bancshares, Inc.*	528	11,088

Atlas Financial Holdings, Inc.*	204	2,193
Baldwin & Lyons, Inc., Class B	310	7,223
Banc of California, Inc. (a)	541	10,495
BancFirst Corp.	115	6,871
Banco Latinoamericano de Comercio Exterior SA, Class E	575	15,312
BancorpSouth Bank	190	6,365
Bank of Commerce Holdings	574	6,831
Bank of Marin Bancorp	97	7,517
Bank of NT Butterfield & Son Ltd.	57	2,722
BankFinancial Corp.	310	5,521
Bankwell Financial Group, Inc.	112	3,471
Banner Corp.	115	6,894
Bar Harbor Bankshares	174	5,244
BCB Bancorp, Inc.	362	5,647
Beneficial Bancorp, Inc.	323	5,281
Berkshire Hills Bancorp, Inc.	206	8,096
Blue Capital Reinsurance Holdings Ltd. (a)	155	1,721
Blue Hills Bancorp, Inc.	378	7,711
BofI Holding, Inc.*	218	8,984
Boston Private Financial Holdings, Inc.	611	10,387
Bridge Bancorp, Inc.	212	7,833
BrightSphere Investment Group PLC	807	12,517
Brookline Bancorp, Inc.	547	9,955
Bryn Mawr Bank Corp.	293	13,756
BSB Bancorp, Inc.*(a)	200	6,770
Byline Bancorp, Inc.*	75	1,621
C&F Financial Corp.	151	9,120
Cadence BanCorp	57	1,665
Camden National Corp.	233	10,653
Cannae Holdings, Inc.*	788	15,752
Capital City Bank Group, Inc.	240	5,410
Capitol Federal Financial, Inc.	378	4,967
Capstar Financial Holdings, Inc.*	125	2,531
Capstead Mortgage Corp. REIT	1,602	14,658
Carolina Financial Corp.	228	9,980
Cathay General Bancorp	149	6,286
CenterState Banks Corp.	356	10,947
Central Pacific Financial Corp.	310	9,126
Central Valley Community Bancorp	183	3,927
Century Bancorp, Inc., Class A	105	8,390
Charter Financial Corp.	357	8,757
Chemical Financial Corp. (a)	76	4,265
Chemung Financial Corp.	121	6,353
Cherry Hill Mortgage Investment Corp. REIT	583	10,482
Citizens & Northern Corp.	180	4,603
Citizens, Inc.*(a)	254	1,882
City Holding Co. (a)	149	11,069
Civista Bancshares, Inc. (a)	370	8,965
CNB Financial Corp.	292	8,874
CNO Financial Group, Inc.	485	9,710
CoBiz Financial, Inc.	561	12,522
Codorus Valley Bancorp, Inc.	225	6,750
Cohen & Steers, Inc.	182	7,085
Columbia Banking System, Inc.	103	4,380
Community Bank System, Inc. (a)	83	4,970
Community Bankers Trust Corp.*(a)	864	8,424
Community Trust Bancorp, Inc.	228	11,639
ConnectOne Bancorp, Inc.	327	8,584
County Bancorp, Inc. (a)	147	4,053
Crawford & Co., Class B	149	1,186
Customers Bancorp, Inc.*	91	2,758
CVB Financial Corp.	257	5,960
CYS Investments, Inc. REIT	1,672	12,239
Diamond Hill Investment Group, Inc.	66	12,932
Dime Community Bancshares, Inc.	510	10,379
DNB Financial Corp.	97	3,497
Donegal Group, Inc., Class A	346	4,837
Donnelley Financial Solutions, Inc.*	803	12,334
Dynex Capital, Inc. REIT	2,366	15,332
Eagle Bancorp, Inc.*	127	7,690
Ellington Residential Mortgage REIT REIT	277	3,202
EMC Insurance Group, Inc.	245	6,314
Employers Holdings, Inc.	420	16,632
Encore Capital Group, Inc.*(a)	522	20,593
Enova International, Inc.*	725	24,360
Enstar Group Ltd.*	20	4,065
Entegra Financial Corp.*	289	8,237
Enterprise Bancorp, Inc.	121	4,852
Enterprise Financial Services Corp.	261	14,251
Equity Bancshares, Inc., Class A*	127	5,056
ESSA Bancorp, Inc.	214	3,398
Essent Group Ltd.*	214	7,340
Evans Bancorp, Inc.	135	6,284
Evercore, Inc., Class A	171	17,852
Exantas Capital Corp. REIT	59	595
EZCORP, Inc., Class A*(a)	687	8,519
Farmers & Merchants Bancorp, Inc.	170	7,030

Farmers Capital Bank Corp.	204	10,822
Farmers National Banc Corp.	393	6,209
FB Financial Corp.	38	1,555
FBL Financial Group, Inc., Class A (a)	59	4,637
FCB Financial Holdings, Inc., Class A*	109	6,644
Federal Agricultural Mortgage Corp., Class C	271	25,341
Federated National Holding Co.	135	3,073
Fidelity Southern Corp.	218	5,324
Financial Engines, Inc.	102	4,554
Financial Institutions, Inc.	255	8,122
First BanCorp*	796	6,169
First Bancorp, Inc.	182	5,274
First Bancorp/Southern Pines NC	340	14,147
First Bancshares, Inc.	206	7,076
First Busey Corp.	185	5,940
First Business Financial Services, Inc.	226	5,849
First Citizens BancShares, Inc., Class A	7	3,075
First Commonwealth Financial Corp.	683	10,716
First Community Bancshares, Inc.	257	8,854
First Connecticut Bancorp, Inc.	351	9,003
First Defiance Financial Corp.	183	11,439
First Financial Bancorp	646	20,317
First Financial Bankshares, Inc. (a)	111	5,839
First Financial Corp.	161	7,020
First Financial Northwest, Inc.	182	3,163
First Foundation, Inc.*	536	10,393
First Guaranty Bancshares, Inc. (a)	145	3,916
First Internet Bancorp	165	5,825
First Interstate BancSystem, Inc., Class A	136	5,936
First Merchants Corp.	191	8,689
First Midwest Bancorp, Inc.	248	6,515
First Northwest Bancorp*	188	3,066
First of Long Island Corp.	307	7,829
FirstCash, Inc.	176	15,972
Flagstar Bancorp, Inc.*(a)	20	696
Flushing Financial Corp.	347	9,261
FNB Bancorp	234	8,852
Franklin Financial Network, Inc.*(a)	102	3,728
Fulton Financial Corp.	295	5,148
GAIN Capital Holdings, Inc. (a)	390	3,210
GAMCO Investors, Inc., Class A (a)	151	3,890
Genworth Financial, Inc., Class A*	1,069	3,677
German American Bancorp, Inc. (a)	218	7,863
Glacier Bancorp, Inc. (a)	158	6,160
Global Indemnity Ltd.	141	5,334
Granite Point Mortgage Trust, Inc. REIT	424	7,755
Great Ajax Corp. REIT	549	7,252
Great Southern Bancorp, Inc.	156	8,970
Great Western Bancorp, Inc.	158	6,887
Green Bancorp, Inc.	266	5,972
Green Dot Corp., Class A*	139	9,907
Greene County Bancorp, Inc.	121	3,648
Greenhill & Co., Inc. (a)	379	9,987
Greenlight Capital Re Ltd., Class A*	283	4,047
Guaranty Bancorp	366	12,334
Guaranty Bancshares, Inc. (a)	69	2,246
Hallmark Financial Services, Inc.*	485	4,782
Hamilton Lane, Inc., Class A	111	5,190
Hancock Whitney Corp.	109	5,477
Hanmi Financial Corp.	226	6,769
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (a)	476	8,730
HarborOne Bancorp, Inc.*(a)	114	2,103
HCI Group, Inc. (a)	148	6,136
Health Insurance Innovations, Inc., Class A*	70	2,233
Heartland Financial USA, Inc. (a)	210	11,519
Heritage Commerce Corp.	616	10,509
Heritage Financial Corp.	442	14,210
Heritage Insurance Holdings, Inc.	655	11,056
Hilltop Holdings, Inc.	95	2,228
Hingham Institution for Savings	25	5,357
Home Bancorp, Inc.	154	6,779
Home BancShares, Inc. (a)	91	2,095
HomeStreet, Inc.*	215	5,762
HomeTrust Bancshares, Inc.*	218	5,864
Hope Bancorp, Inc. (a)	218	3,922
Horace Mann Educators Corp.	303	13,393
Horizon Bancorp, Inc.	259	8,125
Houlihan Lokey, Inc.	451	22,049
Howard Bancorp, Inc.*	212	3,668
IBERIABANK Corp.	38	3,036
Independence Holding Co. (a)	442	16,420
Independent Bank Corp.	323	8,253
Independent Bank Corp./Rockland MA	101	7,913
Independent Bank Group, Inc.	59	4,440

Infinity Property & Casualty Corp.	240	34,728
International Bancshares Corp.	126	5,443
INTL. FCStone, Inc.*	319	15,950
Invesco Mortgage Capital, Inc. REIT	1,463	23,744
Investar Holding Corp. (a)	378	10,338
Investment Technology Group, Inc.	168	3,686
Investors Bancorp, Inc. (a)	226	3,015
Investors Title Co.	53	9,805
James River Group Holdings Ltd.	372	14,110
Kearny Financial Corp. (a)	636	9,190
Kemper Corp. (a)	123	9,526
Kingstone Cos., Inc.	517	9,022
Kinsale Capital Group, Inc.	293	15,517
KKR Real Estate Finance Trust, Inc.	77	1,567
Ladder Capital Corp. REIT	1,331	20,657
Ladenburg Thalmann Financial Services, Inc.	536	1,914
Lakeland Bancorp, Inc.	468	9,407
Lakeland Financial Corp. (a)	192	9,368
LCNB Corp.	150	2,933
LegacyTexas Financial Group, Inc.	149	6,257
LendingTree, Inc.*(a)	6	1,553
Live Oak Bancshares, Inc.	42	1,241
Macatawa Bank Corp.	445	5,380
Maiden Holdings Ltd.	167	1,461
Malvern Bancorp, Inc.*	269	7,102
Marlin Business Services Corp.	210	6,164
MB Financial, Inc.	103	5,087
MBT Financial Corp.	418	4,431
Mercantile Bank Corp.	194	7,003
Merchants Bancorp	63	1,607
Meridian Bancorp, Inc.	453	8,856
Meta Financial Group, Inc. (a)	73	8,260
Metropolitan Bank Holding Corp.*	38	1,940
MGIC Investment Corp.*	139	1,444
Middlefield Banc Corp.	84	4,448
Midland States Bancorp, Inc.	165	5,353
MidSouth Bancorp, Inc. (a)	252	3,503
Moelis & Co., Class A	393	23,285
MTGE Investment Corp. REIT	943	18,813
MutualFirst Financial, Inc.	198	7,603
National Bank Holdings Corp., Class A	200	7,788
National Bankshares, Inc. (a)	143	6,885
National Commerce Corp.*	191	8,796
National General Holdings Corp.	197	5,394
National Western Life Group, Inc., Class A	42	13,069
Nationstar Mortgage Holdings, Inc.*	99	1,774
Navigators Group, Inc.	161	9,467
NBT Bancorp, Inc.	194	7,391
Nelnet, Inc., Class A	171	10,506
New York Mortgage Trust, Inc. REIT (a)	2,039	12,560
NI Holdings, Inc.*	117	1,912
Nicolet Bankshares, Inc.*	173	9,832
NMI Holdings, Inc., Class A*	1,473	24,525
Northeast Bancorp	641	13,974
Northfield Bancorp, Inc. (a)	287	4,690
Northrim BanCorp, Inc.	155	6,154
Northwest Bancshares, Inc. (a)	441	7,603
Norwood Financial Corp.	234	7,305
OceanFirst Financial Corp.	444	13,018
Oconee Federal Financial Corp. (a)	61	1,784
OFG Bancorp	297	4,188
Ohio Valley Banc Corp.	165	8,085
Old Line Bancshares, Inc.	219	7,529
Old National Bancorp	178	3,195
Old Point Financial Corp. (a)	108	2,881
Old Second Bancorp, Inc.	368	5,502
Oppenheimer Holdings, Inc., Class A	222	6,249
Opus Bank	95	2,812
Orchid Island Capital, Inc. REIT (a)	748	5,513
Oritani Financial Corp.	488	7,759
Orrstown Financial Services, Inc.	171	4,437
Owens Realty Mortgage, Inc. REIT (a)	277	4,656
Pacific Premier Bancorp, Inc.*	186	7,682
Park National Corp.	60	6,889
Parke Bancorp, Inc. (a)	326	7,156
PCSB Financial Corp.	170	3,475
Peapack Gladstone Financial Corp.	254	8,763
Penns Woods Bancorp, Inc.	99	4,569
PennyMac Financial Services, Inc., Class A*	453	9,105
PennyMac Mortgage Investment Trust REIT	139	2,602
Peoples Bancorp of North Carolina, Inc.	198	6,290
Peoples Bancorp, Inc.	323	12,122

Peoples Financial Services Corp. (a)	125	5,878
People’s Utah Bancorp	267	9,732
PHH Corp.*	200	2,160
Piper Jaffray Cos.	65	4,862
PJT Partners, Inc., Class A	310	17,134
PRA Group, Inc.*	210	8,106
Preferred Bank	194	12,358
Premier Financial Bancorp, Inc.	192	4,301
Primerica, Inc.	87	8,556
Provident Bancorp, Inc.*	143	3,375
Provident Financial Holdings, Inc. (a)	198	3,633
Provident Financial Services, Inc.	301	8,410
Prudential Bancorp, Inc.	166	2,887
Pzena Investment Management, Inc., Class A	329	2,958
QCR Holdings, Inc.	188	9,033
Radian Group, Inc.	382	6,074
RBB Bancorp	72	2,188
Redwood Trust, Inc. REIT	213	3,485
Regional Management Corp.*	230	8,209
Reliant Bancorp, Inc.	317	8,122
Renasant Corp.	183	8,769
Republic Bancorp, Inc., Class A	129	5,664
Republic First Bancorp, Inc.*(a)	427	3,672
Riverview Bancorp, Inc.	738	6,458
RLI Corp. (a)	127	8,341
S&T Bancorp, Inc.	260	11,744
Safety Insurance Group, Inc.	244	20,984
Sandy Spring Bancorp, Inc.	497	20,650
Seacoast Banking Corp. of Florida*	436	13,594
Selective Insurance Group, Inc.	228	12,962
ServisFirst Bancshares, Inc. (a)	178	7,478
Shore Bancshares, Inc.	373	7,042
SI Financial Group, Inc.	281	4,229
Sierra Bancorp	246	6,947
Silvercrest Asset Management Group, Inc., Class A	271	4,309
Simmons First National Corp., Class A	144	4,608
SmartFinancial, Inc.*	143	3,405
South State Corp.	57	5,103
Southern First Bancshares, Inc.*	173	8,183
Southern Missouri Bancorp, Inc.	186	6,800
Southern National Bancorp of Virginia, Inc. (a)	366	6,394
Southside Bancshares, Inc. (a)	231	7,889
State Auto Financial Corp.	126	3,909
State Bank Financial Corp.	323	10,837
Sterling Bancorp (a)	93	2,283
Stewart Information Services Corp.	362	15,273
Stifel Financial Corp.	48	2,822
Stock Yards Bancorp, Inc.	171	6,789
Summit Financial Group, Inc.	180	4,640
Sutherland Asset Management Corp. REIT (a)	670	10,452
Territorial Bancorp, Inc.	158	4,832
Texas Capital Bancshares, Inc.*	22	2,120
Third Point Reinsurance Ltd.*	625	8,344
Timberland Bancorp, Inc.	289	9,433
Tiptree, Inc.	545	3,597
Tompkins Financial Corp.	87	7,331
Towne Bank	469	14,844
TPG RE Finance Trust, Inc. REIT	94	1,919
TriCo Bancshares	274	10,664
TriState Capital Holdings, Inc.*	290	7,453
Triumph Bancorp, Inc.*	266	10,919
Trupanion, Inc.*(a)	347	11,024
TrustCo Bank Corp.	1,220	10,614
Trustmark Corp.	206	6,627
Two River Bancorp	298	5,313
UMB Financial Corp.	38	2,928
Umpqua Holdings Corp.	250	5,885
Union Bankshares Corp.	298	12,248
Union Bankshares, Inc.	89	4,517
United Bankshares, Inc.	58	2,114
United Community Banks, Inc.	230	7,466
United Community Financial Corp.	626	6,548
United Financial Bancorp, Inc.	461	8,031
United Fire Group, Inc.	252	13,517
United Insurance Holdings Corp. (a)	160	3,310
United Security Bancshares (a)	390	4,173
Unity Bancorp, Inc.	250	5,788
Universal Insurance Holdings, Inc.	368	13,119
Univest Corp. of Pennsylvania	251	7,304
Valley National Bancorp	757	9,621
Veritex Holdings, Inc.*	149	4,580
Virtu Financial, Inc., Class A (a)	105	3,260
Virtus Investment Partners, Inc. (a)	81	10,170
Waddell & Reed Financial, Inc., Class A (a)	751	14,569
Walker & Dunlop, Inc.	664	37,264
Washington Federal, Inc.	166	5,387
Washington Trust Bancorp, Inc.	143	8,723
Waterstone Financial, Inc.	313	5,431
WesBanco, Inc. (a)	191	8,899

West Bancorporation, Inc.	260	6,487
Westamerica Bancorporation (a)	103	5,895
Western Asset Mortgage Capital Corp. REIT	341	3,604
Western New England Bancorp, Inc.	482	5,230
Westwood Holdings Group, Inc.	198	11,490
Wintrust Financial Corp.	60	5,527
WisdomTree Investments, Inc. (a)	265	2,904
World Acceptance Corp.*(a)	105	11,324
WSFS Financial Corp.	194	10,156

		2,902,052

Health Care - 8.2%
Abaxis, Inc.	136	11,261
Accuray, Inc.*	426	1,874
Acorda Therapeutics, Inc.*(a)	50	1,312
Addus HomeCare Corp.*	41	2,347
Allscripts Healthcare Solutions, Inc.*	133	1,682
AMAG Pharmaceuticals, Inc.*(a)	44	1,076
Amedisys, Inc.*	151	11,529
AMN Healthcare Services, Inc.*(a)	151	8,531
Amphastar Pharmaceuticals, Inc.*(a)	172	2,718
Analogic Corp.	107	8,951
AngioDynamics, Inc.*	602	12,660
Anika Therapeutics, Inc.*	155	6,302
AtriCure, Inc.*(a)	67	1,589
Atrion Corp.	17	10,030
BioSpecifics Technologies Corp.*	51	2,206
BioTelemetry, Inc.*	127	5,366
Cambrex Corp.*(a)	111	5,028
Cantel Medical Corp.	55	6,000
Capital Senior Living Corp.*	214	2,335
Cardiovascular Systems, Inc.*	119	3,582
Catalent, Inc.*	121	4,750
Chemed Corp.	52	16,952
Civitas Solutions, Inc.*	206	3,317
Codexis, Inc.*(a)	351	5,265
Community Health Systems, Inc.*	448	1,832
CONMED Corp.	124	8,513
Corcept Therapeutics, Inc.*(a)	184	3,404
CorVel Corp.*	243	12,271
Cotiviti Holdings, Inc.*	47	1,603
Cross Country Healthcare, Inc.*	289	3,523
CryoLife, Inc.*	48	1,322
Cutera, Inc.*	296	12,432
CytomX Therapeutics, Inc.*	50	1,284
Diplomat Pharmacy, Inc.*(a)	454	10,687
Emergent BioSolutions, Inc.*	109	5,620
Enanta Pharmaceuticals, Inc.*	40	3,992
Encompass Health Corp.	166	10,749
Ensign Group, Inc.	439	16,072
Enzo Biochem, Inc.*	326	2,119
FibroGen, Inc.*	18	970
FONAR Corp.*	61	1,629
Genomic Health, Inc.*	121	4,830
Glaukos Corp.*(a)	52	1,964
Globus Medical, Inc., Class A*	357	19,831
Haemonetics Corp.*	173	15,631
Halyard Health, Inc.*	225	12,353
HealthEquity, Inc.*(a)	85	6,316
HealthStream, Inc.	204	5,681
Heska Corp.*(a)	84	8,983
HMS Holdings Corp.*	291	6,294
ICU Medical, Inc.*	29	8,440
Innoviva, Inc.*	305	4,511
Inogen, Inc.*	53	9,683
Inovalon Holdings, Inc., Class A*(a)	545	5,668
Integer Holdings Corp.*	481	31,746
Integra LifeSciences Holdings Corp.*(a)	87	5,615
Intersect ENT, Inc.*	63	2,687
Invacare Corp. (a)	84	1,386
Ironwood Pharmaceuticals, Inc.*(a)	49	910
Jounce Therapeutics, Inc.*	405	4,556
K2M Group Holdings, Inc.*(a)	103	2,440
Kindred Healthcare, Inc.*	730	6,534
Lannett Co., Inc.*(a)	87	1,440
LeMaitre Vascular, Inc. (a)	343	11,689
LHC Group, Inc.*	395	30,403
Ligand Pharmaceuticals, Inc.*(a)	14	2,691
LivaNova PLC*	99	9,311
Luminex Corp.	435	12,319
Magellan Health, Inc.*	69	6,310
Masimo Corp.*	106	10,499
Medidata Solutions, Inc.*(a)	22	1,698
Medpace Holdings, Inc.*	22	928
Meridian Bioscience, Inc.	551	8,155
Merit Medical Systems, Inc.*(a)	178	9,131
MiMedx Group, Inc.*	291	2,450
Molina Healthcare, Inc.*	158	13,419
Momenta Pharmaceuticals, Inc.*	210	4,956
Myriad Genetics, Inc.*(a)	201	7,339
National HealthCare Corp.	117	7,769
National Research Corp., Class A	246	8,475
Natus Medical, Inc.*(a)	216	7,970
Neogen Corp.*	121	9,161

NeoGenomics, Inc.*(a)	198	2,297
Nevro Corp.*(a)	16	1,259
NuVasive, Inc.*	47	2,409
NxStage Medical, Inc.*	159	4,395
Omnicell, Inc.*(a)	118	5,493
Optinose, Inc.*(a)	60	1,384
OraSure Technologies, Inc.*	438	7,450
Orthofix International NV*	409	22,352
Owens & Minor, Inc. (a)	233	3,798
Pacira Pharmaceuticals, Inc.*	48	1,644
PDL BioPharma, Inc.*	1,703	4,547
Penumbra, Inc.*	57	9,171
PetIQ, Inc.*(a)	103	1,972
Phibro Animal Health Corp., Class A	304	13,741
PRA Health Sciences, Inc.*	48	4,075
Prestige Brands Holdings, Inc.*(a)	57	1,906
Providence Service Corp.*	560	40,320
Quality Systems, Inc.*	816	14,362
Quidel Corp.*	274	17,180
R1 RCM, Inc.*	2,355	18,675
RadNet, Inc.*	1,204	15,291
Repligen Corp.*(a)	44	1,922
Rhythm Pharmaceuticals, Inc.*	65	2,088
RTI Surgical, Inc.*	701	3,190
Select Medical Holdings Corp.*	703	12,724
Simulations Plus, Inc.	277	5,318
STAAR Surgical Co.*	121	3,600
Supernus Pharmaceuticals, Inc.*(a)	239	13,468
Surmodics, Inc.*	103	5,335
Syneos Health, Inc.*(a)	14	602
Tenet Healthcare Corp.*	338	11,975
Tivity Health, Inc.*(a)	69	2,418
Triple-S Management Corp., Class B*	527	19,315
US Physical Therapy, Inc.	99	9,242
Utah Medical Products, Inc.	115	12,035
Varex Imaging Corp.*(a)	287	10,608
Vocera Communications, Inc.*	234	6,323
Wright Medical Group NV*(a)	70	1,747
Xencor, Inc.*	51	2,041

		884,529

Industrials - 17.8%
AAON, Inc.	233	7,106
AAR Corp.	232	10,368
ABM Industries, Inc.	228	6,489
ACCO Brands Corp.	580	7,482
Actuant Corp., Class A	143	3,339
Advanced Disposal Services, Inc.*	170	3,975
Advanced Drainage Systems, Inc.	274	7,946
Aegion Corp.*(a)	447	11,488
Aerojet Rocketdyne Holdings, Inc.*(a)	327	9,463
Air Transport Services Group, Inc.*	778	16,338
Aircastle Ltd.	315	6,728
Alamo Group, Inc.	209	19,272
Albany International Corp., Class A	139	8,549
Allegiant Travel Co. (a)	24	3,632
Allied Motion Technologies, Inc.	84	4,062
Altra Industrial Motion Corp.	59	2,440
Ameresco, Inc., Class A*	170	2,032
American Railcar Industries, Inc. (a)	57	2,318
American Woodmark Corp.*	145	14,950
Apogee Enterprises, Inc. (a)	218	9,516
Applied Industrial Technologies, Inc.	200	13,950
ARC Document Solutions, Inc.*	236	460
ArcBest Corp.	154	7,307
Argan, Inc.	219	8,475
Armstrong Flooring, Inc.*	328	4,297
ASGN, Inc.*	222	17,094
Astec Industries, Inc. (a)	201	11,761
Astronics Corp.*	121	4,259
Atkore International Group, Inc.*	93	2,009
Atlas Air Worldwide Holdings, Inc.*(a)	109	7,428
Avis Budget Group, Inc.*	107	4,172
Axon Enterprise, Inc.*	138	8,788
AZZ, Inc. (a)	79	3,417
Barnes Group, Inc.	141	8,378
Barrett Business Services, Inc.	75	6,467
Beacon Roofing Supply, Inc.*	81	3,394
BG Staffing, Inc.	353	6,520
Blue Bird Corp.*	89	1,669
BMC Stock Holdings, Inc.*	1,121	22,812
Brady Corp., Class A	335	13,065
Briggs & Stratton Corp.	599	11,052
Brink’s Co.	73	5,785
Builders FirstSource, Inc.*	515	10,084
Caesarstone Ltd. (a)	126	1,972
CAI International, Inc.*(a)	185	4,442
Casella Waste Systems, Inc., Class A*	816	19,241
CBIZ, Inc.*	988	20,402
Chart Industries, Inc.*(a)	207	13,337

Cimpress NV*	40	5,569
CIRCOR International, Inc. (a)	17	818
Columbus McKinnon Corp.	118	4,889
Comfort Systems USA, Inc.	530	24,831
Commercial Vehicle Group, Inc.*	263	2,086
Continental Building Products, Inc.*	578	17,485
Costamare, Inc.	771	5,621
Covanta Holding Corp. (a)	618	10,073
Covenant Transportation Group, Inc., Class A*	240	7,219
CRA International, Inc.	438	23,696
CSW Industrials, Inc.*	287	13,948
Cubic Corp.	99	6,885
Curtiss-Wright Corp.	46	5,854
Daseke, Inc.*	323	3,075
Deluxe Corp.	81	5,390
DMC Global, Inc. (a)	279	12,513
Douglas Dynamics, Inc.	174	8,013
Ducommun, Inc.*	127	4,288
Dycom Industries, Inc.*(a)	43	4,006
Eastern Co.	287	8,768
Echo Global Logistics, Inc.*	297	8,257
EMCOR Group, Inc.	111	8,428
Encore Wire Corp.	200	9,680
EnerSys	89	7,112
Engility Holdings, Inc.*	63	1,981
Ennis, Inc.	955	17,429
EnPro Industries, Inc.	87	6,408
ESCO Technologies, Inc.	109	6,115
Essendant, Inc. (a)	96	1,343
Esterline Technologies Corp.*	51	3,720
Exponent, Inc.	180	17,694
Federal Signal Corp.	557	13,307
Forrester Research, Inc.	191	8,070
Forward Air Corp.	350	20,762
Foundation Building Materials, Inc.*	139	2,134
Franklin Covey Co.*	83	2,328
Franklin Electric Co., Inc.	233	10,776
FreightCar America, Inc.	28	479
FTI Consulting, Inc.*	287	17,791
GATX Corp. (a)	145	10,426
Gencor Industries, Inc.*	311	4,867
Generac Holdings, Inc.*	182	9,116
General Cable Corp.	402	11,919
Gibraltar Industries, Inc.*	162	6,423
Global Brass & Copper Holdings, Inc.	52	1,633
GMS, Inc.*	305	9,135
Gorman-Rupp Co.	204	6,807
GP Strategies Corp.*	145	2,791
Graham Corp.	174	4,439
Granite Construction, Inc. (a)	103	5,858
Great Lakes Dredge & Dock Corp.*(a)	654	3,286
Greenbrier Cos., Inc.	25	1,243
Griffon Corp.	69	1,566
H&E Equipment Services, Inc.	234	8,089
Harsco Corp.*	404	9,898
Hawaiian Holdings, Inc.	64	2,368
HC2 Holdings, Inc.*(a)	1,302	8,007
Healthcare Services Group, Inc. (a)	180	6,507
Heartland Express, Inc. (a)	244	4,558
Heidrick & Struggles International, Inc.	473	17,879
Herc Holdings, Inc.*	313	17,105
Heritage-Crystal Clean, Inc.*	278	5,643
Herman Miller, Inc.	366	11,987
Hillenbrand, Inc.	286	13,342
HNI Corp. (a)	133	4,936
Hub Group, Inc., Class A*	271	13,536
Hudson Technologies, Inc.*(a)	103	227
Huron Consulting Group, Inc.*	145	5,873
Hyster-Yale Materials Handling, Inc.	11	734
ICF International, Inc.	243	17,168
IES Holdings, Inc.*(a)	95	1,677
InnerWorkings, Inc.*	827	7,269
Insperity, Inc.	422	38,824
Insteel Industries, Inc. (a)	147	4,598
Interface, Inc.	491	11,146
JELD-WEN Holding, Inc.*	48	1,314
John Bean Technologies Corp.	30	2,649
Kadant, Inc.	273	26,631
Kaman Corp.	308	21,797
KBR, Inc. (a)	29	534
Kelly Services, Inc., Class A	642	14,387
Kennametal, Inc. (a)	145	5,398
Kforce, Inc.	405	13,628
Kimball International, Inc., Class B	647	10,514
KLX, Inc.*	97	7,162
Knight-Swift Transportation Holdings, Inc.	46	1,871
Knoll, Inc.	400	8,080
Korn/Ferry International	382	20,888
Kratos Defense & Security Solutions, Inc.*(a)	222	2,484
Lawson Products, Inc.*	114	2,742

Layne Christensen Co.*(a)	114	1,737
LB Foster Co., Class A*	38	882
Lindsay Corp.	59	5,807
LSC Communications, Inc.	206	2,608
Lydall, Inc.*	36	1,508
Manitowoc Co., Inc.*	456	11,167
Marten Transport Ltd.	946	21,569
Masonite International Corp.*	272	17,979
MasTec, Inc.*(a)	107	4,992
Matson, Inc.	126	4,314
Matthews International Corp., Class A	69	3,795
McGrath RentCorp	436	28,375
Mercury Systems, Inc.*(a)	109	4,025
Meritor, Inc.*	219	4,544
Milacron Holdings Corp.*	186	3,666
Miller Industries, Inc.	446	11,886
Mistras Group, Inc.*	109	2,098
Mobile Mini, Inc.	252	11,491
Moog, Inc., Class A	125	10,191
MRC Global, Inc.*(a)	109	2,251
MSA Safety, Inc.	81	7,533
Mueller Industries, Inc.	307	9,271
Mueller Water Products, Inc., Class A	173	2,060
Multi-Color Corp.	67	4,650
MYR Group, Inc.*	351	13,703
National Presto Industries, Inc. (a)	35	3,952
Navigant Consulting, Inc.*	402	9,793
Navistar International Corp.*	16	599
NCI Building Systems, Inc.*	414	7,928
Nexeo Solutions, Inc.*	624	6,040
NN, Inc.	500	10,800
Northwest Pipe Co.*	93	1,958
NOW, Inc.*(a)	77	1,083
Omega Flex, Inc. (a)	52	3,616
Orion Group Holdings, Inc.*	487	3,779
Park-Ohio Holdings Corp.	53	2,091
Patrick Industries, Inc.*(a)	102	6,181
PGT Innovations, Inc.*	390	8,073
Powell Industries, Inc.	145	4,902
Preformed Line Products Co.	47	3,621
Primoris Services Corp.	210	5,475
Proto Labs, Inc.*	101	12,181
Quad/Graphics, Inc.	335	6,623
Quanex Building Products Corp.	622	10,450
Radiant Logistics, Inc.*	473	1,916
Raven Industries, Inc.	424	16,027
RBC Bearings, Inc.*	57	7,165
Resources Connection, Inc.	701	11,672
REV Group, Inc. (a)	34	577
Rexnord Corp.*	252	7,353
Roadrunner Transportation Systems, Inc.*	87	157
RPX Corp.	1,897	19,824
RR Donnelley & Sons Co.	87	543
Rush Enterprises, Inc., Class A*	332	14,286
Rush Enterprises, Inc., Class B*	65	2,753
Saia, Inc.*	191	15,738
Schneider National, Inc., Class B (a)	160	4,717
Simpson Manufacturing Co., Inc. (a)	214	13,548
SiteOne Landscape Supply, Inc.*(a)	97	7,338
SkyWest, Inc.	133	7,581
SP Plus Corp.*	352	12,672
Spartan Motors, Inc.	1,206	18,693
Sparton Corp.*	313	5,806
SPX Corp.*	273	9,353
SPX FLOW, Inc.*	20	871
Standex International Corp.	43	4,289
Steelcase, Inc., Class A	736	10,598
Sterling Construction Co., Inc.*(a)	683	8,681
Sun Hydraulics Corp.	42	2,090
Tennant Co. (a)	145	11,426
Tetra Tech, Inc.	216	11,869
Textainer Group Holdings Ltd.*(a)	171	2,898
Thermon Group Holdings, Inc.*	225	5,189
Titan International, Inc.	48	557
Titan Machinery, Inc.*(a)	459	8,303
Trex Co., Inc.*	71	8,366
TriMas Corp.*	277	7,922
TriNet Group, Inc.*	212	11,372
Triton International Ltd/Bermuda	38	1,323
Triumph Group, Inc. (a)	613	12,996
TrueBlue, Inc.*	1,190	30,702
Tutor Perini Corp.*(a)	165	3,267
Twin Disc, Inc.*	108	2,994
UniFirst Corp.	70	12,432
Universal Forest Products, Inc.	313	11,512
Universal Logistics Holdings, Inc.	69	1,718
US Ecology, Inc.	105	6,363
Vectrus, Inc.*	301	9,653
Viad Corp.	148	7,829
Vicor Corp.*(a)	131	5,744
VSE Corp.	240	11,858
Wabash National Corp.	1,359	27,194
WageWorks, Inc.*	64	3,037

Watts Water Technologies, Inc., Class A	96	7,387
Werner Enterprises, Inc. (a)	242	9,486
Willdan Group, Inc.*(a)	100	2,850
Willis Lease Finance Corp.*	103	3,285
Woodward, Inc.	63	4,774

		1,919,131

Information Technology - 11.3%
2U, Inc.*(a)	61	5,783
8x8, Inc.*	398	7,443
ACI Worldwide, Inc.*	188	4,540
Acxiom Corp.*	214	6,268
ADTRAN, Inc.	391	5,454
Advanced Energy Industries, Inc.*	164	10,747
Agilysys, Inc.*	145	2,062
Alarm.com Holdings, Inc.*	93	4,132
Alpha & Omega Semiconductor Ltd.*	88	1,367
Ambarella, Inc*	38	1,857
American Software, Inc., Class A	659	8,679
Amkor Technology, Inc.*	367	3,340
Anixter International, Inc.*	136	8,330
Appfolio, Inc., Class A*	172	10,182
Applied Optoelectronics, Inc.*(a)	26	1,216
Aspen Technology, Inc.*	121	11,284
Avid Technology, Inc.*	512	2,611
AVX Corp.	212	3,241
Axcelis Technologies, Inc.*	95	2,019
AXT, Inc.*(a)	921	6,677
Badger Meter, Inc. (a)	357	15,619
Bel Fuse, Inc., Class B	121	2,335
Belden, Inc. (a)	54	2,984
Benchmark Electronics, Inc.	682	18,891
Blackbaud, Inc. (a)	48	4,679
Blackhawk Network Holdings, Inc.*	160	7,200
Blucora, Inc.*	384	14,573
Bottomline Technologies de, Inc.*	194	9,227
Box, Inc., Class A*	89	2,286
Brightcove, Inc.*	124	1,271
Brooks Automation, Inc.	818	26,732
Cabot Microelectronics Corp.	188	21,276
CACI International, Inc., Class A*	55	9,166
CalAmp Corp.*	194	4,117
Calix, Inc.*(a)	299	2,033
Carbonite, Inc.*	473	18,352
Cardtronics PLC, Class A*	65	1,668
Care.com, Inc.*	246	5,102
Cars.com, Inc.*(a)	565	14,509
Cass Information Systems, Inc.	71	4,414
CEVA, Inc.*	171	5,763
Ciena Corp.*(a)	75	1,729
Cirrus Logic, Inc.*	102	3,823
Cloudera, Inc.*(a)	87	1,411
Cohu, Inc. (a)	595	14,292
CommVault Systems, Inc.*	55	3,759
Comtech Telecommunications Corp.	794	24,852
Control4 Corp.*	206	5,107
Convergys Corp.	640	15,130
Cray, Inc.*(a)	47	1,170
Cree, Inc.*(a)	91	4,242
CSG Systems International, Inc.	114	4,717
CTS Corp.	323	10,497
Daktronics, Inc.	951	7,618
Digi International, Inc.*	127	1,486
Diodes, Inc.*	273	9,348
DSP Group, Inc.*	361	4,621
Ebix, Inc. (a)	28	2,089
Electro Scientific Industries, Inc.*(a)	84	1,648
Electronics For Imaging, Inc.*	69	2,307
Ellie Mae, Inc.*(a)	19	2,020
EMCORE Corp.*	216	1,102
Entegris, Inc.	200	7,020
Envestnet, Inc.*	83	4,391
EPAM Systems, Inc.*	69	8,499
ePlus, Inc.*	135	12,278
Etsy, Inc.*(a)	117	3,784
Everi Holdings, Inc.*	665	4,981
EVERTEC, Inc.	504	10,987
ExlService Holdings, Inc.*	246	13,946
Extreme Networks, Inc.*	256	2,204
Fabrinet*	249	8,747
Fair Isaac Corp.*	28	5,153
FARO Technologies, Inc.*	174	9,335
Fitbit, Inc., Class A*(a)	146	793
Five9, Inc.*	75	2,617
GrubHub, Inc.*	54	5,789
GSI Technology, Inc.*(a)	307	2,339
GTT Communications, Inc.*(a)	87	4,089
Hackett Group, Inc.	442	7,116
HubSpot, Inc.*(a)	44	5,333
II-VI, Inc.*(a)	176	7,735
Imperva, Inc.*	34	1,649
Infinera Corp.*(a)	125	1,100
Insight Enterprises, Inc.*	149	6,988
Instructure, Inc.*	63	2,709

Integrated Device Technology, Inc.*(a)	118	3,922
InterDigital, Inc.	96	7,570
Intevac, Inc.*(a)	308	1,448
Iteris, Inc.*(a)	883	4,530
Itron, Inc.*	132	7,537
j2 Global, Inc. (a)	20	1,689
KEMET Corp.*(a)	381	7,612
Kimball Electronics, Inc.*	913	17,073
Knowles Corp.*(a)	189	2,740
KVH Industries, Inc.*	145	1,602
Lattice Semiconductor Corp.*	284	1,633
Leaf Group Ltd.*	207	2,029
Limelight Networks, Inc.*	232	1,137
Littelfuse, Inc.	42	9,116
LivePerson, Inc.*	559	10,817
Majesco*	189	1,077
ManTech International Corp., Class A	379	20,432
MAXIMUS, Inc.	145	8,830
MaxLinear, Inc.*(a)	269	4,936
Mesa Laboratories, Inc. (a)	26	4,136
Methode Electronics, Inc.	188	7,548
MicroStrategy, Inc., Class A*	20	2,591
MINDBODY, Inc., Class A*	121	4,767
Mitek Systems, Inc.*	170	1,470
MKS Instruments, Inc.	30	3,366
MoneyGram International, Inc.*	454	3,010
Monolithic Power Systems, Inc.	34	4,482
Monotype Imaging Holdings, Inc.	161	3,478
MTS Systems Corp.	192	10,061
Nanometrics, Inc.*	373	15,655
Napco Security Technologies, Inc.*	280	3,318
NETGEAR, Inc.*	121	7,314
NetScout Systems, Inc.*(a)	144	3,888
New Relic, Inc.*	47	4,775
NIC, Inc. (a)	227	3,484
Novanta, Inc.*	397	25,745
NVE Corp.	154	17,025
Okta, Inc.*(a)	40	2,248
OSI Systems, Inc.*	89	6,104
Park Electrochemical Corp.	194	4,010
Paycom Software, Inc.*(a)	29	3,059
Paylocity Holding Corp.*	87	5,198
PC Connection, Inc.	145	4,291
PCM, Inc.*(a)	54	659
PDF Solutions, Inc.*(a)	37	468
Pegasystems, Inc.	55	3,402
Perficient, Inc.*	566	14,778
Photronics, Inc.*	410	3,567
Plantronics, Inc.	87	6,338
Plexus Corp.*	210	12,211
Power Integrations, Inc.	70	5,260
Presidio, Inc.*(a)	52	696
Progress Software Corp.	274	10,379
Proofpoint, Inc.*	7	818
Q2 Holdings, Inc.*(a)	105	6,001
QAD, Inc., Class A	133	6,896
Qualys, Inc.*(a)	70	5,386
QuinStreet, Inc.*	819	11,228
Rambus, Inc.*	250	3,365
Rapid7, Inc.*	63	1,995
RealPage, Inc.*	69	4,054
Reis, Inc.	100	2,160
Ribbon Communications, Inc.*	305	1,848
RingCentral, Inc., Class A*	24	1,818
Rogers Corp.*	58	6,610
Rosetta Stone, Inc.*	153	2,482
Rudolph Technologies, Inc.*	596	19,966
Sanmina Corp.*	260	7,488
ScanSource, Inc.*	109	4,267
Science Applications International Corp.	69	6,103
Semtech Corp.*	184	8,906
Shutterstock, Inc.*	23	1,090
Sigma Designs, Inc.*	250	1,550
Silicon Laboratories, Inc.*	73	7,709
SMART Global Holdings, Inc.*(a)	47	2,093
SPS Commerce, Inc.*	26	1,935
Stamps.com, Inc.*(a)	51	12,791
StarTek, Inc.*(a)	372	2,526
Stratasys Ltd.*(a)	132	2,455
Sykes Enterprises, Inc.*	310	8,727
Synaptics, Inc.*(a)	66	2,775
Syntel, Inc.*	160	5,040
Systemax, Inc.	135	4,458
Tech Data Corp.*	12	1,042
TechTarget, Inc.*	681	18,278
Trade Desk, Inc., Class A*(a)	20	1,711
Travelport Worldwide Ltd.	907	15,909
TTEC Holdings, Inc.	149	5,260
TTM Technologies, Inc.*(a)	1,133	20,428
Tucows, Inc., Class A*(a)	158	9,899
Ultra Clean Holdings, Inc.*(a)	302	5,321
Unisys Corp.*	127	1,530

Varonis Systems, Inc.*	76	5,901
VASCO Data Security International, Inc.*	81	1,754
VeriFone Systems, Inc.*	97	2,206
Verint Systems, Inc.*	69	2,912
ViaSat, Inc.*(a)	13	814
Viavi Solutions, Inc.*	485	4,612
Virtusa Corp.*	299	14,516
Vishay Intertechnology, Inc.	821	17,405
Vishay Precision Group, Inc.*	249	9,350
Web.com Group, Inc.*	159	3,108
Workiva, Inc.*	67	1,742
Xcerra Corp.*	1,259	17,336
XO Group, Inc.*	283	9,186
Yelp, Inc.*	57	2,442
Zendesk, Inc.*	35	1,956
Zix Corp.*	1,355	7,331

		1,222,979

Materials - 3.9%
A Schulman, Inc.	335	14,656
AdvanSix, Inc.*	368	13,436
American Vanguard Corp.	424	9,137
Balchem Corp.	51	4,918
Boise Cascade Co. (a)	313	14,930
Carpenter Technology Corp.	166	9,950
Chase Corp.	115	13,679
Clearwater Paper Corp.*	101	2,429
Commercial Metals Co.	301	7,116
Compass Minerals International, Inc. (a)	49	3,205
Core Molding Technologies, Inc.	313	4,514
Ferro Corp.*	411	8,409
FutureFuel Corp.	724	9,752
GCP Applied Technologies, Inc.*	319	10,096
Greif, Inc., Class A	76	4,432
Greif, Inc., Class B	14	887
Hawkins, Inc.	182	5,706
Haynes International, Inc.	131	5,578
HB Fuller Co.	201	10,362
Hecla Mining Co. (a)	628	2,361
Ingevity Corp.*	130	9,898
Innophos Holdings, Inc.	222	10,552
Innospec, Inc.	73	5,599
Kaiser Aluminum Corp.	139	15,326
KapStone Paper and Packaging Corp.	311	10,698
Klondex Mines Ltd.*	328	791
KMG Chemicals, Inc.	17	1,136
Koppers Holdings, Inc.*	167	6,730
Kraton Corp.*	120	5,822
Kronos Worldwide, Inc.	75	1,856
Louisiana-Pacific Corp.	491	14,327
Materion Corp.	400	21,820
Minerals Technologies, Inc.	71	5,183
Myers Industries, Inc.	540	10,584
Neenah, Inc. (a)	180	14,607
OMNOVA Solutions, Inc.*	548	5,590
PH Glatfelter Co.	373	6,524
PolyOne Corp.	188	7,881
Quaker Chemical Corp.	94	14,368
Rayonier Advanced Materials, Inc.	162	2,901
Schnitzer Steel Industries, Inc., Class A (a)	653	20,341
Schweitzer-Mauduit International, Inc.	246	10,777
Sensient Technologies Corp. (a)	97	6,523
Stepan Co.	113	8,215
Summit Materials, Inc., Class A*	161	4,576
SunCoke Energy, Inc.*	267	3,615
Trecora Resources*	151	2,106
Tredegar Corp.	172	4,102
Trinseo SA	99	7,158
Tronox Ltd., Class A	83	1,525
UFP Technologies, Inc.*	214	6,548
United States Lime & Minerals, Inc.	70	5,530
US Concrete, Inc.*(a)	77	4,693
Verso Corp., Class A*	225	4,552
Worthington Industries, Inc.	70	3,357

		421,364

Real Estate - 7.6%
Acadia Realty Trust REIT	224	5,768
Agree Realty Corp. REIT	280	14,823
Alexander & Baldwin, Inc. REIT	499	10,634
Alexander’s, Inc. REIT	10	3,875
American Assets Trust, Inc. REIT	166	6,034
Armada Hoffler Properties, Inc. REIT	1,068	15,379
Ashford Hospitality Trust, Inc. REIT	952	7,016
Bluerock Residential Growth REIT, Inc. REIT (a)	283	2,513
Braemar Hotels & Resorts, Inc. REIT	265	2,915
CareTrust REIT, Inc. REIT	669	11,032
CatchMark Timber Trust, Inc., Class A REIT	527	6,693
CBL & Associates Properties, Inc. REIT (a)	735	3,719
Cedar Realty Trust, Inc. REIT	1,180	5,180

Chatham Lodging Trust REIT	666	13,846
Chesapeake Lodging Trust REIT	574	18,500
City Office REIT, Inc. REIT	515	6,386
Clipper Realty, Inc. REIT (a)	172	1,536
Community Healthcare Trust, Inc. REIT (a)	346	9,584
Consolidated-Tomoka Land Co.	96	5,767
CorEnergy Infrastructure Trust, Inc. REIT (a)	356	12,884
CorePoint Lodging, Inc. REIT*	229	6,387
Cousins Properties, Inc. REIT	630	5,935
DiamondRock Hospitality Co. REIT	1,122	14,283
Easterly Government Properties, Inc. REIT (a)	396	8,019
EastGroup Properties, Inc. REIT (a)	124	11,561
Education Realty Trust, Inc. REIT	117	4,275
Farmland Partners, Inc. REIT (a)	203	1,728
First Industrial Realty Trust, Inc. REIT	244	8,035
Forestar Group, Inc.*(a)	272	6,365
Four Corners Property Trust, Inc. REIT	1,059	24,241
Franklin Street Properties Corp. REIT	548	4,242
FRP Holdings, Inc.*	91	5,169
GEO Group, Inc. REIT	323	8,010
Getty Realty Corp. REIT	428	11,175
Gladstone Commercial Corp. REIT	481	9,043
Global Net Lease, Inc. REIT (a)	414	8,172
Government Properties Income Trust REIT	605	8,791
Gramercy Property Trust REIT	145	3,998
Healthcare Realty Trust, Inc. REIT	180	4,903
Hersha Hospitality Trust REIT	809	17,207
HFF, Inc., Class A	545	18,377
Independence Realty Trust, Inc. REIT	688	6,674
InfraREIT, Inc. REIT	822	17,558
Investors Real Estate Trust REIT	897	4,996
iStar, Inc. REIT*	699	7,570
Jernigan Capital, Inc. REIT (a)	200	3,950
Kennedy-Wilson Holdings, Inc. (a)	145	2,958
Kite Realty Group Trust REIT	279	4,378
LaSalle Hotel Properties REIT	372	12,760
Lexington Realty Trust REIT	902	7,784
LTC Properties, Inc. REIT	289	11,889
Mack-Cali Realty Corp. REIT	310	6,129
Marcus & Millichap, Inc.*	192	7,192
Maui Land & Pineapple Co., Inc.*(a)	301	3,642
MedEquities Realty Trust, Inc. REIT	607	6,361
Monmouth Real Estate Investment Corp. REIT	851	13,148
National Health Investors, Inc. REIT	123	9,080
National Storage Affiliates Trust REIT (a)	516	14,510
New Senior Investment Group, Inc. REIT	379	2,835
NexPoint Residential Trust, Inc. REIT	456	12,640
NorthStar Realty Europe Corp. REIT	151	2,116
One Liberty Properties, Inc. REIT	374	9,544
Pebblebrook Hotel Trust REIT (a)	323	13,185
Pennsylvania Real Estate Investment Trust REIT (a)	240	2,642
Physicians Realty Trust REIT	274	4,170
PotlatchDeltic Corp. REIT	421	21,260
Preferred Apartment Communities, Inc., Class A REIT	533	7,819
PS Business Parks, Inc. REIT	53	6,496
QTS Realty Trust, Inc., Class A REIT	145	5,471
Quality Care Properties, Inc. REIT*	1,008	21,118
Rafael Holdings, Inc., Class B*	35	320
Ramco-Gershenson Properties Trust REIT (a)	748	9,200
RE/MAX Holdings, Inc., Class A	188	9,795
Retail Opportunity Investments Corp. REIT (a)	332	6,016
Rexford Industrial Realty, Inc. REIT	325	10,163
RLJ Lodging Trust REIT	278	6,505
RMR Group, Inc., Class A	154	11,642
Ryman Hospitality Properties, Inc. REIT	132	11,072
Sabra Health Care REIT, Inc. REIT	167	3,462
Safety Income & Growth, Inc. REIT	137	2,628
Saul Centers, Inc. REIT	69	3,420
Select Income REIT	399	8,618
Seritage Growth Properties, Class A REIT (a)	66	2,750

St Joe Co.*	173	3,079
STAG Industrial, Inc. REIT	341	9,084
Stratus Properties, Inc.*	31	970
Summit Hotel Properties, Inc. REIT (a)	1,042	15,932
Sunstone Hotel Investors, Inc. REIT	477	8,295
Tejon Ranch Co.*(a)	61	1,501
Terreno Realty Corp. REIT	271	10,328
Tier REIT, Inc. REIT	158	3,470
UMH Properties, Inc. REIT	580	8,532
Universal Health Realty Income Trust REIT	161	10,009
Urban Edge Properties REIT	206	4,505
Urstadt Biddle Properties, Inc., Class A REIT	428	9,352
Washington Prime Group, Inc. REIT (a)	909	6,608
Washington Real Estate Investment Trust REIT	308	8,833
Whitestone REIT	618	7,564
Xenia Hotels & Resorts, Inc. REIT	675	16,990

		814,518

Telecommunication Services - 0.7%
ATN International, Inc. (a)	79	4,253
Boingo Wireless, Inc.*	442	9,507
Cincinnati Bell, Inc.*	277	3,407
Cogent Communications Holdings, Inc. (a)	112	5,734
Consolidated Communications Holdings, Inc. (a)	174	1,951
Hawaiian Telcom Holdco, Inc.*	297	7,808
IDT Corp., Class B*	70	343
Intelsat SA*	195	3,481
Iridium Communications, Inc.*(a)	992	15,078
Ooma, Inc.*	65	770
ORBCOMM, Inc.*(a)	582	5,622
Shenandoah Telecommunications Co.	121	3,860
Spok Holdings, Inc.	387	5,960
Vonage Holdings Corp.*	213	2,439

		70,213

Utilities - 2.6%
ALLETE, Inc.	95	7,298
American States Water Co. (a)	179	10,074
Artesian Resources Corp., Class A	246	9,594
Atlantic Power Corp.*	1,130	2,317
Avista Corp.	214	11,222
Black Hills Corp. (a)	89	5,176
California Water Service Group	297	11,954
Chesapeake Utilities Corp.	139	11,099
Connecticut Water Service, Inc. (a)	124	8,000
Consolidated Water Co. Ltd.	450	5,918
El Paso Electric Co.	234	13,712
Global Water Resources, Inc. (a)	136	1,243
IDACORP, Inc.	58	5,357
MGE Energy, Inc.	125	7,456
Middlesex Water Co.	210	9,332
New Jersey Resources Corp.	222	9,857
Northwest Natural Gas Co.	185	11,063
NorthWestern Corp.	108	5,884
NRG Yield, Inc., Class A	616	10,762
NRG Yield, Inc., Class C	673	11,778
ONE Gas, Inc.	87	6,529
Ormat Technologies, Inc. (a)	83	4,301
Otter Tail Corp.	244	11,273
Pattern Energy Group, Inc., Class A	244	4,534
PNM Resources, Inc.	234	9,348
Portland General Electric Co.	173	7,380
Pure Cycle Corp.*	281	2,627
RGC Resources, Inc.	254	6,718
SJW Group	176	11,111
South Jersey Industries, Inc.	213	7,055
Southwest Gas Holdings, Inc.	106	8,024
Spire, Inc.	99	7,054
Unitil Corp.	252	12,164
WGL Holdings, Inc.	60	5,292
York Water Co. (a)	133	4,356

		276,862

TOTAL COMMON STOCKS (Cost $9,236,279)		10,628,105

RIGHTS - 0.0%
Financials - 0.0%
New Star Financial, Inc. CVR*(b) (Cost $485)	509	275

EXCHANGE TRADED FUNDS - 0.5%
iShares Russell 2000 ETF	135	21,974
Vanguard Small-Cap ETF	159	24,644

TOTAL EXCHANGE TRADED FUNDS (Cost $44,657)		46,618

SECURITIES LENDING COLLATERAL - 5.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c)(d) (Cost $563,245)	563,245	563,245

TOTAL INVESTMENTS - 104.3% (Cost $9,844,666)		$11,238,243
Other assets and liabilities, net - (4.3%)		(461,079)

NET ASSETS - 100.0%		$10,777,164

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 5.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (c) (d)
371,772	191,473	—	—	—	6,566	—	563,245	563,245

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $1,989,428, which is 18.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,498,525.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At May 31, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini Russell 2000 Futures	USD	1	$75,575	$81,710	6/15/2018	$6,135

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,628,105	$—	$—	$10,628,105
Exchange Traded Funds	46,618	—	—	46,618
Rights	—	—	275	275
Short-Term Investments	563,245	—	—	563,245
Derivatives (f)
Futures Contracts	6,135	—	—	6,135

TOTAL	$11,244,103	$—	$275	$11,244,378

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Barclays International Corporate Bond Hedged ETF

May 31, 2018 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS - 98.7%
Australia - 4.0%
BHP Billiton Finance Ltd., REGS
Series MTN, 3.00%, 3/30/20	AUD	50,000	$38,147
QPH Finance Co. Pty Ltd.
Series MTN, 5.75%, 7/29/20	AUD	50,000	40,021
Wesfarmers Ltd., REGS
Series EMTN, 1.25%, 10/07/21	EUR	100,000	121,631

			199,799

Austria - 0.3%
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS
3.75%, 3/02/46	EUR	10,000	12,473

Belgium - 1.1%
Anheuser-Busch InBev SA/NV, REGS
Series EMTN, 0.625%, 3/17/20	EUR	35,000	41,459
Series EMTN, 2.75%, 3/17/36	EUR	10,000	12,416

			53,875

Canada - 8.1%
Bell Canada, Inc., REGS
Series MTN, 4.35%, 12/18/45	CAD	15,000	11,649
CU, Inc. 4.543%, 10/24/41	CAD	20,000	17,802
Inter Pipeline Ltd.
Series MTN, 3.173%, 3/24/25	CAD	100,000	74,871
Metro, Inc.
Series MTN, 3.20%, 12/01/21	CAD	150,000	116,865
Royal Bank of Canada
Series DPNT, 2.36%, 12/05/22	CAD	35,000	26,407
Royal Office Finance LP
Series A, 5.209%, 11/12/32	CAD	36,410	33,133
Shaw Communications, Inc.
3.80%, 3/01/27	CAD	30,000	23,306
Suncor Energy, Inc.
Series MTN, 3.10%, 11/26/21	CAD	25,000	19,517
Toronto-Dominion Bank
Series DPNT, 3.226%, 7/24/24	CAD	100,000	78,111

			401,661

France - 12.6%
BNP Paribas SA
Series EMTN, 2.875%, 9/26/23	EUR	40,000	52,394
Bouygues SA, REGS
3.641%, 10/29/19	EUR	50,000	61,428
BPCE SA, REGS
Series EMTN, 0.75%, 1/22/20	EUR	100,000	118,559
Klepierre SA, REGS
Series EMTN, 4.625%, 4/14/20	EUR	50,000	63,548
Orange SA, REGS
Series EMTN, 3.125%, 1/09/24	EUR	100,000	132,552
Suez, REGS
Series EMTN, 5.50%, 7/22/24	EUR	50,000	74,818
Total Capital International SA, REGS
Series EMTN, 2.125%, 3/15/23	EUR	100,000	126,664

			629,963

Germany - 2.7%
BASF SE, REGS
Series EMTN, 1.875%, 2/04/21	EUR	50,000	61,527
Series DIP, 1.625%, 11/15/37	EUR	10,000	11,217
Daimler AG, REGS
Series EMTN, 1.375%, 5/11/28	EUR	30,000	34,911
Deutsche Post AG, REGS
Series EMTN, 1.00%, 12/13/27	EUR	15,000	17,208
E.ON SE, REGS
Series EMTN, 1.625%, 5/22/29	EUR	10,000	11,671

			136,534

Ireland - 2.9%
GE Capital UK Funding Unlimited Co., REGS
Series EMTN, 4.125%, 9/13/23	GBP	100,000	146,725

Italy - 5.3%
Assicurazioni Generali SpA, REGS
Series EMTN, 5.125%, 9/16/24	EUR	50,000	71,287
Autostrade Per L’italia SpA, REGS
Series EMTN, 4.375%, 9/16/25	EUR	50,000	69,180
UniCredit SpA, REGS
Series EMTN, 3.25%, 1/14/21	EUR	100,000	123,680

			264,147

Japan - 3.7%
Aozora Bank Ltd.
Series 615, 0.24%, 1/27/21	JPY	10,000,000	92,241
Shinkin Central Bank
Series 323, 0.03%, 10/27/21	JPY	10,000,000	91,810

			184,051

Luxembourg - 2.0%
Hannover Finance Luxembourg SA
5.75%, 9/14/40	EUR	50,000	65,041
HeidelbergCement Finance Luxembourg SA, REGS
8.50%, 10/31/19	EUR	25,000	32,735

			97,776

Netherlands - 17.3%
ABN AMRO Bank NV, REGS
Series EMTN, 0.75%, 6/09/20	EUR	30,000	$35,632
Allianz Finance II BV, REGS
Series 61, 3.00%, 3/13/28	EUR	100,000	138,467
BMW Finance NV, REGS
Series EMTN, 0.75%, 4/15/24	EUR	40,000	47,001
Cooperatieve Rabobank UA, REGS
Series EMTN, 4.75%, 6/06/22	EUR	100,000	137,661
Series GMTN, 1.375%, 2/03/27	EUR	15,000	18,194
Deutsche Telekom International Finance BV, REGS
Series EMTN, 1.375%, 1/30/27	EUR	50,000	58,256
Evonik Finance BV, REGS
Series EMTN, 0.75%, 9/07/28	EUR	20,000	21,827
Gas Natural Fenosa Finance BV, REGS
Series EMTN, 2.875%, 3/11/24	EUR	100,000	128,908
innogy Finance BV, REGS
Series EMTN, 5.75%, 2/14/33	EUR	10,000	16,855
Linde Finance BV, REGS
Series EMTN, 1.75%, 6/11/19	EUR	25,000	29,818
Shell International Finance BV, REGS
Series EMTN, 0.875%, 8/21/28	CHF	25,000	26,217
Siemens Financieringsmaatschappij NV, REGS
Series EMTN, 2.875%, 3/10/28	EUR	50,000	68,604
Telefonica Europe BV, REGS
Series EMTN, 5.875%, 2/14/33	EUR	10,000	16,751
Volkswagen International Finance NV, REGS
4.625%, 3/29/49	EUR	50,000	63,305
Vonovia Finance BV, REGS
Series DIP, 1.50%, 3/31/25	EUR	45,000	53,205

			860,701

Spain - 3.6%
Banco Santander SA, REGS
Series EMTN, 2.50%, 3/18/25	EUR	100,000	117,096
Telefonica Emisiones SAU, REGS
Series EMTN, 4.693%, 11/11/19	EUR	50,000	62,344

			179,440

Switzerland - 1.0%
Credit Suisse AG, REGS
0.75%, 7/11/19	CHF	50,000	51,351

United Kingdom - 17.8%
Aviva PLC
6.875%, 11/21/49	GBP	15,000	21,026
Barclays Bank PLC, REGS
Series EMTN, 6.625%, 3/30/22	EUR	50,000	69,262
BAT International Finance PLC, REGS
Series EMTN, 4.00%, 7/07/20	EUR	50,000	63,302
Credit Agricole SA, REGS
Series EMTN, 3.125%, 2/05/26	EUR	100,000	135,217
Eastern Power Networks PLC, REGS
Series EMTN, 6.25%, 11/12/36	GBP	60,000	116,387
Heathrow Funding Ltd., REGS
5.225%, 2/15/23	GBP	50,000	76,852
HSBC Bank PLC, REGS
Series EMTN, 4.00%, 1/15/21	EUR	50,000	64,455
Series EMTN, 4.75%, 3/24/46	GBP	50,000	78,803
Lloyds Bank PLC, REGS
Series EMTN, 1.00%, 11/19/21	EUR	100,000	119,940
Series EMTN, 7.625%, 4/22/25	GBP	10,000	17,217
Segro PLC
5.75%, 6/20/35	GBP	15,000	27,546
THFC Funding No 1 PLC
5.125%, 12/21/35	GBP	25,000	42,587
Vodafone Group PLC, REGS
Series EMTN, 5.90%, 11/26/32	GBP	30,000	52,553

			885,147

United States - 16.3%
Apple, Inc.
Series EMTN, 1.00%, 11/10/22	EUR	100,000	121,333
AT&T, Inc.
2.75%, 5/19/23	EUR	100,000	128,852
Bristol-Myers Squibb Co.
1.75%, 5/15/35	EUR	100,000	118,989
FedEx Corp.
1.625%, 1/11/27	EUR	50,000	59,198
General Electric Co.
Series EMTN, 5.25%, 12/07/28	GBP	25,000	40,347
Kraft Heinz Foods Co., REGS
2.25%, 5/25/28	EUR	100,000	117,931
Prologis LP
1.375%, 10/07/20	EUR	100,000	120,338
Verizon Communications, Inc.
Series MTN, 3.50%, 2/17/23	AUD	20,000	15,152
Walmart, Inc.
5.75%, 12/19/30	GBP	50,000	92,128

			814,268

TOTAL CORPORATE BONDS (Cost $4,771,587)			4,917,911

SOVEREIGN BOND - 0.4%
Japan - 0.4%
Japan Government Ten Year Bond
Series 345, 0.10%, 12/20/26	JPY	2,000,000	18,565

TOTAL SOVEREIGN BOND (Cost $17,875)			18,565

TOTAL INVESTMENTS — 99.1% (Cost $4,789,462)			$4,936,476
Other assets and liabilities, net - 0.9%			47,168

NET ASSETS - 100.0%			$4,983,644

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DIP:	Debtor In Possession
DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2018, Xtrackers Barclays International Corporate Bond Hedged ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments
Financial	2,223,406	45.1%
Consumer, Non-cyclical	661,773	13.4
Communications	501,415	10.1
Industrial	396,393	8.0
Utilities	366,441	7.3
Energy	247,269	5.0
Consumer, Cyclical	237,345	4.9
Basic Materials	162,536	3.3
Technology	121,333	2.5
Government	18,565	0.4

Total	4,936,476	100.0%

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (a)	Unrealized Depreciation (a)
The Bank of Nova Scotia	6/5/2018	AUD	124,689	USD	94,124	$—	$(175)
The Bank of Nova Scotia	6/5/2018	CAD	483,370	USD	377,297	4,443	—
The Bank of Nova Scotia	6/5/2018	CAD	27,100	USD	21,155	251	—
The Bank of Nova Scotia	6/5/2018	CHF	77,600	USD	78,595	—	(176)
The Bank of Nova Scotia	6/5/2018	EUR	2,833,390	USD	3,431,037	117,328	—
The Bank of Nova Scotia	6/5/2018	EUR	60,100	USD	72,785	2,497	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	6/5/2018	GBP	505,751	USD	697,562	$25,064	$—
The Bank of Nova Scotia	6/5/2018	JPY	22,020,000	USD	201,576	—	(915)
The Bank of Nova Scotia	6/5/2018	USD	94,346	AUD	124,689	—	(47)
The Bank of Nova Scotia	6/5/2018	USD	393,517	CAD	510,470	241	—
The Bank of Nova Scotia	6/5/2018	USD	78,934	CHF	77,600	—	(163)
The Bank of Nova Scotia	6/5/2018	USD	3,377,571	EUR	2,893,490	6,426	—
The Bank of Nova Scotia	6/5/2018	USD	672,978	GBP	505,751	—	(479)
The Bank of Nova Scotia	6/5/2018	USD	202,678	JPY	22,020,000	—	(187)
The Bank of Nova Scotia	7/5/2018	AUD	124,689	USD	94,361	43	—
The Bank of Nova Scotia	7/5/2018	CAD	510,470	USD	393,857	—	(233)
The Bank of Nova Scotia	7/5/2018	CAD	12,000	USD	9,259	—	(5)
The Bank of Nova Scotia	7/5/2018	CHF	77,600	USD	79,147	155	—
The Bank of Nova Scotia	7/5/2018	EUR	80,540	USD	94,244	—	(179)
The Bank of Nova Scotia	7/5/2018	EUR	2,893,490	USD	3,385,499	—	(6,757)
The Bank of Nova Scotia	7/5/2018	GBP	505,751	USD	674,014	447	—
The Bank of Nova Scotia	7/5/2018	GBP	37,600	USD	50,113	37	—
The Bank of Nova Scotia	7/5/2018	JPY	22,020,000	USD	203,101	169	—

Total unrealized appreciation (depreciation)						$157,101	$(9,316)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2018.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(b)	$—	$4,917,911	$—	$4,917,911
Sovereign Bond	—	18,565	—	18,565
Derivatives(c)
Forward Foreign Currency Contracts	—	157,101	—	157,101

TOTAL	$—	$5,093,577	$—	$5,093,577

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(c)
Forward Foreign Currency Contracts	$—	$(9,316)	$—	$(9,316)

TOTAL	$—	$(9,316)	$—	$(9,316)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Barclays International Treasury Bond Hedged ETF

May 31, 2018 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS - 98.5%
Australia - 4.3%
Australia Government Bond
4.50%, 4/15/20, REGS	AUD	75,000	$59,320
5.75%, 7/15/22, REGS	AUD	10,000	8,607
3.25%, 4/21/25, REGS	AUD	50,000	39,555
4.25%, 4/21/26, REGS	AUD	20,000	16,918
4.75%, 4/21/27, REGS	AUD	25,000	22,061
2.75%, 11/21/27, REGS	AUD	25,000	19,037
2.25%, 5/21/28, REGS	AUD	20,000	14,569
4.50%, 4/21/33, REGS	AUD	25,000	22,657
3.25%, 6/21/39, REGS	AUD	10,000	7,759

			210,483

Austria - 3.1%
Republic of Austria Government Bond
3.90%, 7/15/20, 144A, REGS	EUR	40,000	51,174
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,406
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,830
6.25%, 7/15/27	EUR	5,000	8,861
2.40%, 5/23/34, 144A, REGS	EUR	50,000	70,417
3.15%, 6/20/44, 144A, REGS	EUR	5,000	8,261

			150,949

Belgium - 4.4%
Kingdom of Belgium Government Bond
3.00%, 9/28/19, REGS	EUR	15,000	18,357
4.25%, 9/28/21, 144A, REGS	EUR	20,000	27,027
4.00%, 3/28/22	EUR	5,000	6,821
0.80%, 6/22/25, 144A, REGS	EUR	25,000	30,225
1.00%, 6/22/26, 144A, REGS	EUR	25,000	30,464
5.50%, 3/28/28	EUR	10,000	17,169
1.00%, 6/22/31, 144A, REGS	EUR	25,000	29,265
5.00%, 3/28/35, 144A, REGS	EUR	5,000	9,267
4.25%, 3/28/41, 144A, REGS	EUR	23,000	41,802
2.15%, 6/22/66, 144A, REGS	EUR	5,000	6,367

			216,764

Canada - 4.5%
Canadian Government Bond
3.75%, 6/01/19	CAD	40,000	31,474
3.50%, 6/01/20	CAD	75,000	59,637
1.50%, 6/01/23	CAD	50,000	37,468
8.00%, 6/01/27	CAD	25,000	28,344
5.75%, 6/01/29	CAD	10,000	10,345
5.75%, 6/01/33	CAD	23,000	25,610
3.50%, 12/01/45	CAD	27,000	26,125

			219,003

Czech Republic - 0.6%
Czech Republic Government Bond
3.85%, 9/29/21, REGS	CZK	600,000	29,764

Denmark - 1.4%
Denmark Government Bond
1.50%, 11/15/23	DKK	200,000	34,264
0.50%, 11/15/27	DKK	200,000	31,914

			66,178

Finland - 1.3%
Finland Government Bond
1.625%, 9/15/22, 144A, REGS	EUR	25,000	31,545
4.00%, 7/04/25, 144A, REGS	EUR	5,000	7,392
0.75%, 4/15/31, 144A, REGS	EUR	20,000	23,216

			62,153

France - 6.8%
French Republic Government Bond OAT
3.75%, 4/25/21, REGS	EUR	50,000	65,582
2.25%, 5/25/24, REGS	EUR	100,000	132,158
3.50%, 4/25/26, REGS	EUR	6,000	8,766
1.00%, 5/25/27, REGS	EUR	10,000	12,172
2.75%, 10/25/27, REGS	EUR	10,000	14,054
2.50%, 5/25/30, REGS	EUR	25,000	34,828
4.75%, 4/25/35, REGS	EUR	8,000	14,681
4.50%, 4/25/41, REGS	EUR	2,000	3,797
3.25%, 5/25/45, REGS	EUR	30,000	48,791

			334,829

Germany - 4.8%
Bundesrepublik Deutschland Bundesanleihe
3.00%, 7/04/20, REGS	EUR	20,000	25,191
2.00%, 1/04/22, REGS	EUR	25,000	31,884
1.75%, 2/15/24, REGS	EUR	75,000	97,372
0.25%, 2/15/27, REGS	EUR	20,000	23,488
0.50%, 2/15/28, REGS	EUR	11,000	13,076
4.75%, 7/04/28, REGS	EUR	2,000	3,371
6.25%, 1/04/30, REGS	EUR	2,000	3,890
3.25%, 7/04/42, REGS	EUR	20,000	35,362
2.50%, 8/15/46, REGS	EUR	2,000	3,214

			236,848

Hungary - 0.4%
Hungary Government Bond
3.00%, 6/26/24	HUF	5,000,000	19,138

Ireland - 2.0%
Ireland Government Bond
5.40%, 3/13/25	EUR	50,000	77,727
1.00%, 5/15/26, REGS	EUR	10,000	12,014
2.40%, 5/15/30, REGS	EUR	5,000	6,658

			96,399

Israel - 0.9%
Israel Government Bond - Fixed
5.50%, 1/31/22	ILS	125,000	41,782

Italy - 6.3%
Italy Buoni Poliennali Del Tesoro
4.50%, 2/01/20, REGS	EUR	25,000	30,839
0.20%, 10/15/20	EUR	30,000	34,107
3.75%, 8/01/21, REGS	EUR	35,000	43,592
0.95%, 3/15/23	EUR	30,000	33,319
7.25%, 11/01/26	EUR	50,000	78,639
6.50%, 11/01/27	EUR	5,000	7,583
5.25%, 11/01/29	EUR	10,000	14,145
5.00%, 8/01/34, REGS	EUR	20,000	28,824
4.75%, 9/01/44, 144A, REGS	EUR	25,000	35,997

			307,045

Japan - 24.0%
Japan Government Five Year Bond
0.20%, 6/20/19	JPY	4,000,000	36,902
0.10%, 6/20/20	JPY	3,000,000	27,714
Japan Government Forty Year Bond
1.40%, 3/20/55	JPY	5,000,000	54,502
Japan Government Ten Year Bond
1.50%, 6/20/19	JPY	3,000,000	28,052
1.20%, 12/20/20	JPY	20,000,000	190,114
1.00%, 12/20/21	JPY	1,000,000	9,563
0.90%, 6/20/22	JPY	5,000,000	47,864
0.80%, 9/20/22	JPY	6,000,000	57,324
0.60%, 3/20/23	JPY	2,000,000	19,020
0.80%, 6/20/23	JPY	1,000,000	9,619
0.60%, 12/20/23	JPY	2,000,000	19,094
0.40%, 3/20/25	JPY	3,000,000	28,459
0.10%, 12/20/26	JPY	2,000,000	18,565
0.10%, 3/20/28	JPY	1,000,000	9,256
Japan Government Thirty Year Bond
2.80%, 9/20/29	JPY	1,000,000	11,982
1.40%, 12/20/32	JPY	1,000,000	10,709
2.50%, 3/20/38	JPY	9,000,000	113,773
2.00%, 9/20/41	JPY	4,000,000	47,935
1.90%, 9/20/42	JPY	1,000,000	11,841
1.80%, 3/20/43	JPY	1,000,000	11,673
1.60%, 6/20/45	JPY	1,000,000	11,310
1.40%, 9/20/45	JPY	1,200,000	13,034

Japan Government Twenty Year Bond
2.10%, 9/20/25	JPY	22,000,000	234,038
1.70%, 9/20/32	JPY	9,000,000	99,768
1.70%, 6/20/33	JPY	5,000,000	55,623

			1,177,734

Luxembourg - 0.1%
Luxembourg Government Bond
2.125%, 7/10/23, REGS	EUR	5,000	6,497

Malaysia - 1.4%
Malaysia Government Bond
5.248%, 9/15/28	MYR	250,000	66,798

Mexico - 2.0%
Mexican Bonos
6.50%, 6/10/21	MXN	500,000	24,254
6.50%, 6/09/22	MXN	1,000,000	47,937
7.50%, 6/03/27	MXN	500,000	24,603

			96,794

Netherlands - 4.3%
Netherlands Government Bond
4.00%, 7/15/19, 144A, REGS	EUR	25,000	30,756
0.25%, 1/15/20, 144A, REGS	EUR	20,000	23,734
7.50%, 1/15/23, 144A, REGS	EUR	50,000	79,593
2.50%, 1/15/33, 144A, REGS	EUR	25,000	36,317
2.75%, 1/15/47, 144A, REGS	EUR	25,000	41,729

			212,129

New Zealand - 0.4%
New Zealand Government Bond
2.75%, 4/15/25, REGS	NZD	30,000	21,270

Norway - 0.8%
Norway Government Bond
3.75%, 5/25/21, 144A, REGS	NOK	300,000	39,540

Poland - 1.4%
Republic of Poland Government Bond
3.25%, 7/25/19	PLN	100,000	27,657
3.25%, 7/25/25	PLN	150,000	41,295

			68,952

Portugal - 1.7%
Portugal Obrigacoes do Tesouro OT
4.75%, 6/14/19, 144A, REGS	EUR	10,000	12,278
2.20%, 10/17/22, 144A, REGS	EUR	25,000	31,340
2.875%, 10/15/25, 144A, REGS	EUR	15,000	19,311
3.875%, 2/15/30, 144A, REGS	EUR	5,000	6,825
4.10%, 2/15/45, 144A, REGS	EUR	10,000	14,091

			83,845

Russia - 0.8%
Russian Federal Bond - OFZ
7.60%, 4/14/21	RUB	2,500,000	41,064

Singapore - 0.9%
Singapore Government Bond
2.75%, 7/01/23	SGD	60,000	45,825

Slovak Republic - 0.5%
Slovakia Government Bond
3.00%, 2/28/23, REGS	EUR	20,000	26,783

Slovenia - 0.4%
Slovenia Government Bond
1.25%, 3/22/27, REGS	EUR	15,000	17,895

South Korea - 3.9%
Korea International Bond
2.75%, 1/19/27	USD	200,000	189,269

Spain - 4.4%
Spain Government Bond
4.30%, 10/31/19, 144A, REGS	EUR	10,000	12,416
4.00%, 4/30/20, 144A, REGS	EUR	25,000	31,482
0.75%, 7/30/21	EUR	25,000	29,795
5.90%, 7/30/26, 144A, REGS	EUR	45,000	71,554
6.00%, 1/31/29	EUR	5,000	8,380
1.95%, 7/30/30, 144A, REGS	EUR	5,000	5,989
4.20%, 1/31/37, 144A, REGS	EUR	35,000	53,954

			213,570

Sweden - 0.9%
Sweden Government Bond
2.50%, 5/12/25	SEK	350,000	46,262

Switzerland - 0.9%
Swiss Confederation Government Bond
4.00%, 2/11/23, REGS	CHF	10,000	12,364
1.50%, 7/24/25, REGS	CHF	10,000	11,494
4.00%, 1/06/49, REGS	CHF	10,000	20,335

			44,193

Thailand - 1.8%
Thailand Government Bond
2.125%, 12/17/26	THB	3,000,000	90,371

United Kingdom - 7.1%
United Kingdom Gilt
1.75%, 7/22/19, REGS	GBP	10,000	13,482
3.75%, 9/07/20, REGS	GBP	25,000	35,614
1.75%, 9/07/22, REGS	GBP	25,000	34,546
2.25%, 9/07/23, REGS	GBP	10,000	14,201
5.00%, 3/07/25, REGS	GBP	10,000	16,749
1.50%, 7/22/26, REGS	GBP	25,000	34,113
4.75%, 12/07/30, REGS	GBP	5,000	9,162
4.25%, 6/07/32, REGS	GBP	13,000	23,210
4.75%, 12/07/38, REGS	GBP	10,000	20,438
4.50%, 12/07/42, REGS	GBP	5,000	10,374
4.25%, 12/07/46, REGS	GBP	57,000	119,451
4.25%, 12/07/49, REGS	GBP	3,000	6,518
3.50%, 7/22/68, REGS	GBP	4,000	9,066

			346,924

TOTAL SOVEREIGN BONDS (Cost $4,784,516)			4,827,050

TOTAL INVESTMENTS - 98.5% (Cost $4,784,516)			$4,827,050
Other assets and liabilities, net - 1.5%			75,766

NET ASSETS - 100.0%			$4,902,816

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	6/5/2018	AUD	284,135	USD	214,485	$—	$(399)
The Bank of Nova Scotia	6/5/2018	CAD	244,667	USD	190,976	2,249	—
The Bank of Nova Scotia	6/5/2018	CAD	43,000	USD	33,567	398	—
The Bank of Nova Scotia	6/5/2018	CHF	31,776	USD	32,183	—	(72)
The Bank of Nova Scotia	6/5/2018	CZK	677,000	USD	32,069	1,411	—
The Bank of Nova Scotia	6/5/2018	EUR	19,000	USD	23,010	789	—
The Bank of Nova Scotia	6/5/2018	EUR	1,638,282	USD	1,983,845	67,840	—
The Bank of Nova Scotia	6/5/2018	GBP	239,565	USD	330,422	11,872	—
The Bank of Nova Scotia	6/5/2018	GBP	3,000	USD	4,138	149	—
The Bank of Nova Scotia	6/5/2018	HUF	5,400,000	USD	20,843	1,098	—
The Bank of Nova Scotia	6/5/2018	ILS	157,500	USD	43,849	—	(350)
The Bank of Nova Scotia	6/5/2018	JPY	5,500,000	USD	50,237	—	(339)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	6/5/2018	JPY	125,058,343	USD	1,144,814	$—	$(5,197)
The Bank of Nova Scotia	6/5/2018	MXN	2,037,489	USD	107,931	5,866	—
The Bank of Nova Scotia	6/5/2018	MYR	266,200	USD	67,839	964	—
The Bank of Nova Scotia	6/5/2018	NOK	342,000	USD	42,735	930	—
The Bank of Nova Scotia	6/5/2018	NZD	29,400	USD	20,712	138	—
The Bank of Nova Scotia	6/5/2018	PLN	258,800	USD	73,885	3,833	—
The Bank of Nova Scotia	6/5/2018	RUB	2,639,500	USD	41,747	—	(505)
The Bank of Nova Scotia	6/5/2018	SEK	417,550	USD	47,867	501	—
The Bank of Nova Scotia	6/5/2018	SGD	63,300	USD	47,830	546	—
The Bank of Nova Scotia	6/5/2018	THB	2,954,700	USD	93,602	1,222	—
The Bank of Nova Scotia	6/5/2018	USD	214,991	AUD	284,135	—	(107)
The Bank of Nova Scotia	6/5/2018	USD	221,760	CAD	287,667	136	—
The Bank of Nova Scotia	6/5/2018	USD	32,322	CHF	31,776	—	(67)
The Bank of Nova Scotia	6/5/2018	USD	30,610	CZK	677,000	48	—
The Bank of Nova Scotia	6/5/2018	USD	1,934,545	EUR	1,657,282	3,681	—
The Bank of Nova Scotia	6/5/2018	USD	322,769	GBP	242,565	—	(230)
The Bank of Nova Scotia	6/5/2018	USD	19,718	HUF	5,400,000	28	—
The Bank of Nova Scotia	6/5/2018	USD	44,156	ILS	157,500	43	—
The Bank of Nova Scotia	6/5/2018	USD	1,183,288	JPY	128,558,343	—	(1,092)
The Bank of Nova Scotia	6/5/2018	USD	18,316	JPY	2,000,000	75	—
The Bank of Nova Scotia	6/5/2018	USD	101,811	MXN	2,037,489	254	—
The Bank of Nova Scotia	6/5/2018	USD	66,918	MYR	266,200	—	(43)
The Bank of Nova Scotia	6/5/2018	USD	41,796	NOK	342,000	8	—
The Bank of Nova Scotia	6/5/2018	USD	20,629	NZD	29,400	—	(54)
The Bank of Nova Scotia	6/5/2018	USD	69,951	PLN	258,800	102	—
The Bank of Nova Scotia	6/5/2018	USD	42,349	RUB	2,639,500	—	(97)
The Bank of Nova Scotia	6/5/2018	USD	47,279	SEK	417,550	87	—
The Bank of Nova Scotia	6/5/2018	USD	47,329	SGD	63,300	—	(45)
The Bank of Nova Scotia	6/5/2018	USD	92,162	THB	2,954,700	218	—
The Bank of Nova Scotia	6/6/2018	DKK	432,000	USD	70,221	2,333	—
The Bank of Nova Scotia	6/6/2018	USD	67,748	DKK	432,000	139	—
The Bank of Nova Scotia	7/5/2018	AUD	284,135	USD	215,025	99	—
The Bank of Nova Scotia	7/5/2018	CAD	287,667	USD	221,952	—	(131)
The Bank of Nova Scotia	7/5/2018	CHF	12,500	USD	12,750	26	—
The Bank of Nova Scotia	7/5/2018	CHF	31,776	USD	32,409	63	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(a)	Unrealized Depreciation(a)
The Bank of Nova Scotia	7/5/2018	DKK	432,000	USD	67,901	$—	$(150)
The Bank of Nova Scotia	7/5/2018	EUR	35,000	USD	40,955	—	(78)
The Bank of Nova Scotia	7/5/2018	EUR	1,657,282	USD	1,939,086	—	(3,870)
The Bank of Nova Scotia	7/5/2018	GBP	242,565	USD	323,266	215	—
The Bank of Nova Scotia	7/5/2018	GBP	20,000	USD	26,656	20	—
The Bank of Nova Scotia	7/5/2018	HUF	5,400,000	USD	19,757	—	(31)
The Bank of Nova Scotia	7/5/2018	ILS	157,500	USD	44,243	—	(55)
The Bank of Nova Scotia	7/5/2018	JPY	128,558,343	USD	1,185,755	986	—
The Bank of Nova Scotia	7/5/2018	MXN	2,037,489	USD	101,268	—	(246)
The Bank of Nova Scotia	7/5/2018	MYR	266,200	USD	66,868	47	—
The Bank of Nova Scotia	7/5/2018	NOK	342,000	USD	41,845	—	(11)
The Bank of Nova Scotia	7/5/2018	NZD	29,400	USD	20,628	53	—
The Bank of Nova Scotia	7/5/2018	PLN	258,800	USD	69,987	—	(109)
The Bank of Nova Scotia	7/5/2018	RUB	2,639,500	USD	42,202	96	—
The Bank of Nova Scotia	7/5/2018	SEK	417,550	USD	47,389	—	(94)
The Bank of Nova Scotia	7/5/2018	SGD	63,300	USD	47,349	38	—
The Bank of Nova Scotia	7/5/2018	THB	2,954,700	USD	92,248	—	(227)
The Bank of Nova Scotia	7/9/2018	CZK	677,000	USD	30,665	—	(57)

Total unrealized appreciation (depreciation)						$108,601	$(13,656)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2018.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (b)	$—	$4,827,050	$—	$4,827,050
Derivatives (c)
Forward Foreign Currency Contracts	—	108,601	—	108,601

TOTAL	$—	$4,935,651	$—	$4,935,651

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(13,656)	$—	$(13,656)

TOTAL	$—	$(13,656)	$—	$(13,656)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers High Beta High Yield Bond ETF

May 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.4%
Basic Materials - 5.0%
Chemicals - 2.4%
Chemours Co.
6.625%, 5/15/23	$810,000	$851,739
5.375%, 5/15/27	150,000	146,250
Hexion, Inc.
6.625%, 4/15/20	350,000	331,187
10.375%, 2/01/22, 144A	200,000	197,250
INEOS Group Holdings SA, 144A
5.625%, 8/01/24 (a)	20,000	20,150
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	150,000	149,813
5.25%, 6/01/27, 144A	750,000	712,500
Olin Corp.
5.00%, 2/01/30	400,000	377,020
Platform Specialty Products Corp.
6.50%, 2/01/22, 144A	300,000	308,250
5.875%, 12/01/25, 144A	250,000	240,938
SPCM SA, 144A
4.875%, 9/15/25	250,000	238,125

		3,573,222

Iron/Steel - 0.9%
AK Steel Corp.
7.00%, 3/15/27	150,000	144,000
Allegheny Technologies, Inc.
5.95%, 1/15/21	200,000	203,000
7.875%, 8/15/23	155,000	169,485
Cleveland-Cliffs, Inc.
5.75%, 3/01/25	342,000	328,645
U.S. Steel Corp.
6.25%, 3/15/26	200,000	198,690
United States Steel Corp.
6.875%, 8/15/25	246,000	252,814

		1,296,634

Mining - 1.7%
Alcoa Nederland Holding BV
7.00%, 9/30/26, 144A	150,000	162,375
6.125%, 5/15/28, 144A	200,000	206,000
Aleris International, Inc.
7.875%, 11/01/20	325,000	329,875
Constellium NV, 144A
5.75%, 5/15/24	500,000	485,000
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	300,000	295,500
5.125%, 5/15/24, 144A (a)	150,000	147,705
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	270,000	263,250
Hudbay Minerals, Inc.,144A
7.625%, 1/15/25	310,000	327,050
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	247,000	272,935

		2,489,690

Communications - 26.0%
Advertising - 0.1%
Acosta, Inc., 144A
7.75%, 10/01/22	315,000	189,394

Internet - 1.2%
Netflix, Inc., 144A
5.875%, 11/15/28	500,000	505,150
Symantec Corp., 144A
5.00%, 4/15/25	400,000	388,284
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 5/15/25	479,000	487,382
5.75%, 1/15/27, 144A	385,000	373,450

		1,754,266

Media - 12.8%
Altice Financing SA
6.625%, 2/15/23, 144A	600,000	592,980
7.50%, 5/15/26, 144A	700,000	671,125
Altice Finco SA, 144A
8.125%, 1/15/24	100,000	102,250
Altice France SA
6.00%, 5/15/22, 144A	1,250,000	1,246,875
6.25%, 5/15/24, 144A	250,000	243,438
7.375%, 5/01/26, 144A	1,750,000	1,708,438
Altice Luxembourg SA
7.75%, 5/15/22, 144A	620,000	597,525
7.625%, 2/15/25, 144A (a)	520,000	462,155

Altice US Finance I Corp., 144A
5.50%, 5/15/26	300,000	288,840
Cablevision Systems Corp.
5.875%, 9/15/22	250,000	250,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 5/01/25, 144A	500,000	488,750
5.50%, 5/01/26, 144A	450,000	435,510
5.125%, 5/01/27, 144A	1,200,000	1,126,500
5.875%, 5/01/27, 144A	50,000	49,281
5.00%, 2/01/28, 144A	500,000	465,000
Cengage Learning, Inc., 144A
9.50%, 6/15/24	175,000	145,250
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 7/15/25, 144A	375,000	390,000
7.50%, 4/01/28, 144A	250,000	251,562
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	650,000	667,062
CSC Holdings LLC
5.25%, 6/01/24	250,000	236,925
5.50%, 4/15/27, 144A	550,000	528,000
5.375%, 2/01/28, 144A	200,000	187,500
DISH DBS Corp.
6.75%, 6/01/21	500,000	501,250
5.875%, 7/15/22 (a)	690,000	649,808
5.00%, 3/15/23	350,000	303,086
5.875%, 11/15/24	550,000	459,085
7.75%, 7/01/26	650,000	563,875
Gray Television, Inc.
5.125%, 10/15/24, 144A	30,000	28,350
5.875%, 7/15/26, 144A	300,000	284,250
Meredith Corp., 144A
6.875%, 2/01/26	400,000	405,000
Nexstar Broadcasting, Inc., 144A
5.625%, 8/01/24	500,000	490,325
Sinclair Television Group, Inc., 144A
5.125%, 2/15/27 (a)	300,000	280,500
Sirius XM Radio, Inc., 144A
5.00%, 8/01/27	450,000	429,813
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/01/28	200,000	195,034
Univision Communications, Inc.
5.125%, 5/15/23, 144A	350,000	332,500
5.125%, 2/15/25, 144A	485,000	447,849
UPC Holding BV, 144A
5.50%, 1/15/28	650,000	596,375
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	400,000	386,000
Virgin Media Secured Finance PLC, 144A
5.25%, 1/15/26	400,000	376,500
Ziggo Bond Finance BV
5.875%, 1/15/25, 144A	200,000	190,000
6.00%, 1/15/27, 144A	100,000	93,750
Ziggo BV, 144A
5.50%, 1/15/27	550,000	526,460

		18,674,776

Telecommunications - 11.9%
CenturyLink, Inc.
Series T, 5.80%, 3/15/22	600,000	595,650
Series Y, 7.50%, 4/01/24 (a)	506,000	521,509
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	200,000	180,000
CommScope Technologies LLC, 144A
5.00%, 3/15/27	150,000	140,625
CommScope, Inc., 144A
5.50%, 6/15/24	850,000	855,312
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	160,000	149,600
Frontier Communications Corp.
8.75%, 4/15/22	200,000	169,000
10.50%, 9/15/22	700,000	633,500
7.125%, 1/15/23	200,000	147,750
7.625%, 4/15/24	250,000	171,250
6.875%, 1/15/25	175,000	112,875
11.00%, 9/15/25	1,070,000	861,350
8.50%, 4/01/26, 144A	400,000	389,000
GTH Finance BV, 144A
7.25%, 4/26/23	200,000	208,870
GTT Communications, Inc., 144A
7.875%, 12/31/24	150,000	150,750
Hughes Satellite Systems Corp.
6.625%, 8/01/26	450,000	437,625
Inmarsat Finance PLC, 144A
6.50%, 10/01/24	100,000	96,470
Intelsat Connect Finance SA, 144A
12.50%, 4/01/22	250,000	242,500

Intelsat Jackson Holdings SA
7.25%, 10/15/20	600,000	591,000
7.50%, 4/01/21	175,000	171,937
9.50%, 9/30/22, 144A	250,000	287,750
5.50%, 8/01/23	150,000	131,531
8.00%, 2/15/24, 144A	350,000	371,000
9.75%, 7/15/25, 144A	750,000	780,000
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)	592,000	491,360
8.125%, 6/01/23 (a)	300,000	231,000
Level 3 Financing, Inc.
5.375%, 1/15/24	330,000	322,575
5.25%, 3/15/26	447,000	425,991
Level 3 Parent LLC
5.75%, 12/01/22	500,000	501,250
Nokia OYJ
4.375%, 6/12/27	150,000	141,606
Sprint Communications, Inc.
11.50%, 11/15/21	770,000	910,525
6.00%, 11/15/22	215,000	214,463
Sprint Corp.
7.25%, 9/15/21	650,000	674,375
7.875%, 9/15/23	1,100,000	1,157,200
7.125%, 6/15/24	1,350,000	1,363,500
7.625%, 2/15/25	100,000	103,250
7.625%, 3/01/26	400,000	412,000
VEON Holdings BV, 144A
4.95%, 6/16/24	400,000	378,600
Wind Tre SpA, 144A
5.00%, 1/20/26	700,000	563,500
Windstream Services LLC / Windstream Finance Corp.
7.75%, 10/15/20	475,000	413,844
6.375%, 8/01/23, 144A	145,000	82,650
6.375%, 8/01/23	30,000	17,475
8.625%, 10/31/25, 144A	345,000	326,888
WTT Investment Ltd., 144A
5.50%, 11/21/22	200,000	192,838

		17,321,744

Consumer, Cyclical - 11.4%
Apparel - 0.2%
Hanesbrands, Inc., 144A
4.875%, 5/15/26	350,000	339,500

Auto Manufacturers - 0.7%
Jaguar Land Rover Automotive PLC, 144A
4.50%, 10/01/27 (a)	125,000	111,250
Navistar International Corp., 144A
6.625%, 11/01/25	500,000	518,750
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	500,000	435,625

		1,065,625

Auto Parts & Equipment - 0.9%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	500,000	458,750
American Axle & Manufacturing, Inc.
6.25%, 4/01/25 (a)	150,000	148,687
6.50%, 4/01/27 (a)	170,000	166,710
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	50,000	47,563
4.875%, 3/15/27	450,000	417,938

		1,239,648

Distribution/Wholesale - 0.2%
KAR Auction Services, Inc., 144A
5.125%, 6/01/25	300,000	285,750

Entertainment - 2.3%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	200,000	196,250
5.875%, 11/15/26	230,000	224,537
6.125%, 5/15/27	150,000	145,425
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	500,000	478,750
Cinemark USA, Inc.
4.875%, 6/01/23	370,000	359,344
Eldorado Resorts, Inc.
6.00%, 4/01/25	424,000	424,000
International Game Technology PLC, 144A
6.50%, 2/15/25	450,000	463,219
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	170,000	165,750

Scientific Games International, Inc., 144A
5.00%, 10/15/25	350,000	338,625
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	540,000	522,450

		3,318,350

Food Service - 0.2%
Aramark Services, Inc., 144A
5.00%, 2/01/28	300,000	289,500

Home Builders - 1.2%
CalAtlantic Group, Inc.
5.25%, 6/01/26	75,000	69,281
K Hovnanian Enterprises, Inc., 144A
10.50%, 7/15/24	250,000	260,625
Lennar Corp.
5.25%, 6/01/26, 144A	24,000	23,640
4.75%, 11/29/27, 144A	250,000	234,375
Mattamy Group Corp., 144A
6.50%, 10/01/25	150,000	149,020
PulteGroup, Inc.
5.50%, 3/01/26	453,000	452,434
5.00%, 1/15/27	70,000	67,113
Toll Brothers Finance Corp.
4.875%, 3/15/27	300,000	285,750
4.35%, 2/15/28	100,000	90,600
William Lyon Homes, Inc., 144A
6.00%, 9/01/23	150,000	150,563

		1,783,401

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.50%, 6/15/26	350,000	338,625

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22	100,000	101,000
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	70,000	71,064
5.25%, 11/15/23, 144A	430,000	433,182
Viking Cruises Ltd., 144A
5.875%, 9/15/27	20,000	18,750

		623,996

Lodging - 1.6%
Boyd Gaming Corp.
6.375%, 4/01/26	225,000	231,187
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A	20,000	21,500
10.75%, 9/01/24, 144A	300,000	330,750
Melco Resorts Finance Ltd., 144A
4.875%, 6/06/25	250,000	237,616
MGM Resorts International
4.625%, 9/01/26	350,000	325,500
Station Casinos LLC, 144A
5.00%, 10/01/25	50,000	48,175
Studio City Co. Ltd., 144A
7.25%, 11/30/21	400,000	413,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/01/25, 144A	300,000	294,750
5.25%, 5/15/27, 144A	450,000	430,875

		2,333,353

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc., 144A
5.00%, 10/15/25	750,000	714,375
Beacon Roofing Supply, Inc., 144A
4.875%, 11/01/25	430,000	397,750
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21	500,000	466,250
6.75%, 6/15/23	100,000	89,000
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	320,000	324,400
8.75%, 10/01/25, 144A	280,000	292,600
IRB Holding Corp., 144A
6.75%, 2/15/26	150,000	142,125
JC Penney Corp., Inc., 144A
5.875%, 7/01/23 (a)	150,000	138,000

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
4.75%, 6/01/27	194,000	182,845
L Brands, Inc.
5.25%, 2/01/28	300,000	274,125
Men’s Wearhouse, Inc.
7.00%, 7/01/22	175,000	180,687
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	330,000	237,600
PetSmart, Inc.
7.125%, 3/15/23, 144A	800,000	388,640
5.875%, 6/01/25, 144A	275,000	191,125
8.875%, 6/01/25, 144A	50,000	24,125
Sears Holdings Corp.
8.00%, 12/15/19	175,000	110,250
Staples, Inc., 144A
8.50%, 9/15/25 (a)	300,000	279,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	150,000	145,230

		4,578,127

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	150,000	150,375

Toys/Games/Hobbies - 0.2%
Mattel, Inc., 144A
6.75%, 12/31/25	300,000	292,965

Consumer, Non-cyclical - 17.4%
Agriculture - 0.2%
Vector Group Ltd., 144A
6.125%, 2/01/25	250,000	245,625

Commercial Services - 4.3%
ADT Corp.
4.125%, 6/15/23	300,000	275,250
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	130,000	127,400
APX Group, Inc.
8.75%, 12/01/20	500,000	481,250
7.875%, 12/01/22	350,000	346,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.125%, 6/01/22, 144A (a)	115,000	113,292
5.50%, 4/01/23	300,000	289,875
Brink’s Co., 144A
4.625%, 10/15/27	150,000	135,375
Gartner, Inc., 144A
5.125%, 4/01/25	200,000	199,000
Herc Rentals, Inc., 144A
7.75%, 6/01/24	200,000	216,000
Hertz Corp.
5.875%, 10/15/20	425,000	411,272
7.375%, 1/15/21 (a)	150,000	147,375
7.625%, 6/01/22, 144A	350,000	343,000
6.25%, 10/15/22 (a)	70,000	62,650
5.50%, 10/15/24, 144A (a)	225,000	180,844
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	400,000	403,100
Laureate Education, Inc., 144A
8.25%, 5/01/25	50,000	53,125
Monitronics International, Inc.
9.125%, 4/01/20 (a)	160,000	113,200
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	730,000	774,165
RR Donnelley & Sons Co.
7.875%, 3/15/21 (a)	50,000	51,750
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	500,000	485,625
Team Health Holdings, Inc., 144A
6.375%, 2/01/25 (a)	333,000	290,543
United Rentals North America, Inc.
4.875%, 1/15/28	850,000	800,360

		6,300,951

Cosmetics/Personal Care - 0.8%
Avon Products, Inc.
6.60%, 3/15/20	400,000	402,000
7.00%, 3/15/23 (a)	50,000	42,375
Coty, Inc., 144A
6.50%, 4/15/26	200,000	193,250
First Quality Finance Co., Inc., 144A
5.00%, 7/01/25	400,000	376,000
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	150,000	113,250
6.25%, 8/01/24 (a)	100,000	57,750

		1,184,625

Food - 2.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
6.625%, 6/15/24	295,000	278,863
5.75%, 3/15/25	400,000	354,080
B&G Foods, Inc.
5.25%, 4/01/25	200,000	188,500
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	250,000	241,875
5.875%, 9/30/27, 144A	230,000	216,775
Post Holdings, Inc.
5.50%, 3/01/25, 144A	650,000	641,875
5.00%, 8/15/26, 144A	700,000	658,000
5.75%, 3/01/27, 144A	250,000	242,423
5.625%, 1/15/28, 144A	80,000	75,700
Sigma Holdco BV, 144A
7.875%, 5/15/26	200,000	192,500
SUPERVALU, Inc.
6.75%, 6/01/21	150,000	152,250

		3,242,841

Healthcare-Products - 2.1%
Avantor, Inc.
6.00%, 10/01/24, 144A	330,000	329,175
9.00%, 10/01/25, 144A	600,000	621,000
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	350,000	353,937
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/21, 144A	230,000	236,613
12.50%, 11/01/21, 144A	54,000	60,075
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	158,000	127,980
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/01/22, 144A	370,000	321,900
5.625%, 10/15/23, 144A (a)	250,000	207,813
5.50%, 4/15/25, 144A (a)	200,000	160,520
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	450,000	446,926
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	150,000	152,250

		3,018,189

Healthcare-Services - 4.2%
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	1,000,000	975,000
5.125%, 8/01/21 (a)	100,000	94,469
6.875%, 2/01/22 (a)	990,000	524,700
6.25%, 3/31/23	980,000	918,750
DaVita, Inc.
5.00%, 5/01/25	475,000	451,393
LifePoint Health, Inc.
5.875%, 12/01/23	200,000	200,750
5.375%, 5/01/24	210,000	203,437
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	450,000	468,000
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21	250,000	257,500
Tenet Healthcare Corp.
8.125%, 4/01/22	850,000	892,500
6.75%, 6/15/23 (a)	400,000	399,500
5.125%, 5/01/25, 144A	150,000	146,062
7.00%, 8/01/25, 144A (a)	575,000	573,563

		6,105,624

Pharmaceuticals - 3.6%
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	500,000	370,000
6.00%, 2/01/25, 144A	320,000	228,800
Endo Finance LLC, 144A
5.75%, 1/15/22	300,000	252,750
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	150,000	112,080
Valeant Pharmaceuticals International, 144A
9.25%, 4/01/26	300,000	315,639
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21, 144A	450,000	460,125
5.625%, 12/01/21, 144A	300,000	298,425
5.50%, 3/01/23, 144A	300,000	280,755
5.875%, 5/15/23, 144A	550,000	521,813
6.125%, 4/15/25, 144A	915,000	849,806
5.50%, 11/01/25, 144A	400,000	394,000
9.00%, 12/15/25, 144A	1,005,000	1,055,250
Vizient, Inc., 144A
10.375%, 3/01/24	150,000	165,750

		5,305,193

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/01/24	150,000	140,625

Energy - 11.2%
Coal - 0.1%
Murray Energy Corp., 144A
11.25%, 4/15/21	300,000	129,000

Oil & Gas - 9.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	350,000	378,875
Baytex Energy Corp., 144A
5.125%, 6/01/21	386,000	368,630
Berry Petroleum Co. LLC, 144A
7.00%, 2/15/26	150,000	153,000
California Resources Corp., 144A
8.00%, 12/15/22	600,000	532,548
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	660,000	652,575
Chesapeake Energy Corp.
8.00%, 1/15/25 (a)	284,000	282,935
8.00%, 6/15/27 (a)	600,000	597,000
Citgo Holding, Inc., 144A
10.75%, 2/15/20	500,000	536,250
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	100,000	100,000
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	250,000	243,755
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	155,000	165,462
9.25%, 3/31/22, 144A (a)	100,000	106,750
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	150,000	155,437
Endeavor Energy Resources LP / EER Finance, Inc., 144A
5.75%, 1/30/28	105,000	103,556
Ensco PLC
4.50%, 10/01/24	346,000	289,342
5.20%, 3/15/25 (a)	375,000	315,469
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/24, 144A	550,000	434,665
8.00%, 11/29/24, 144A	250,000	248,750
8.00%, 2/15/25, 144A	55,000	40,012
7.75%, 5/15/26, 144A	200,000	204,000
Extraction Oil & Gas, Inc., 144A
5.625%, 2/01/26	300,000	287,625
Gulfport Energy Corp.
6.00%, 10/15/24	625,000	590,625
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.75%, 10/01/25	200,000	200,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22 (a)	100,000	61,750
9.25%, 3/15/23, 144A	150,000	147,000

Jupiter Resources, Inc., 144A
8.50%, 10/01/22	350,000	147,000
MEG Energy Corp.
6.375%, 1/30/23, 144A	250,000	226,875
7.00%, 3/31/24, 144A	390,000	353,925
6.50%, 1/15/25, 144A (a)	30,000	30,178
Nabors Industries, Inc., 144A
5.75%, 2/01/25	300,000	284,625
Noble Holding International Ltd.
7.75%, 1/15/24 (a)	347,000	327,047
7.95%, 4/01/25 (a)	50,000	45,870
7.875%, 2/01/26, 144A (a)	175,000	178,500
Parkland Fuel Corp., 144A
6.00%, 4/01/26	100,000	99,250
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	145,000	150,757
PDC Energy, Inc., 144A
5.75%, 5/15/26	175,000	173,469
Precision Drilling Corp., 144A
7.125%, 1/15/26	200,000	204,500
QEP Resources, Inc.
5.625%, 3/01/26	125,000	119,844
Range Resources Corp.
4.875%, 5/15/25	200,000	189,000
Rowan Cos., Inc.
4.875%, 6/01/22	400,000	376,500
Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A	350,000	239,750
7.375%, 11/01/21, 144A	50,000	34,250
Sanchez Energy Corp.
7.75%, 6/15/21	650,000	562,042
6.125%, 1/15/23	150,000	99,375
SM Energy Co.
6.125%, 11/15/22	200,000	204,000
5.00%, 1/15/24	100,000	94,250
5.625%, 6/01/25 (a)	275,000	264,688
6.75%, 9/15/26 (a)	50,000	51,125
Southwestern Energy Co.
6.70%, 1/23/25	460,000	454,250
7.75%, 10/01/27	150,000	157,500
Transocean, Inc.
5.80%, 10/15/22 (a)	70,000	70,000
9.00%, 7/15/23, 144A	50,000	54,063
7.50%, 1/15/26, 144A	550,000	558,938
Ultra Resources, Inc.
6.875%, 4/15/22, 144A (a)	50,000	33,813
7.125%, 4/15/25, 144A (a)	230,000	143,750
Whiting Petroleum Corp., 144A
6.625%, 1/15/26	400,000	410,000

		13,535,645

Oil & Gas Services - 1.5%
Bristow Group, Inc.
6.25%, 10/15/22 (a)	260,000	203,775
KCA Deutag UK Finance PLC, 144A
9.875%, 4/01/22	200,000	206,380
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/01/24	400,000	419,000
SESI LLC 7.125%, 12/15/21	320,000	326,400
7.75%, 9/15/24	100,000	104,000
Weatherford International Ltd.
7.75%, 6/15/21 (a)	274,000	279,137
4.50%, 4/15/22 (a)	200,000	183,250
8.25%, 6/15/23 (a)	300,000	291,750
9.875%, 2/15/24	150,000	147,750

		2,161,442

Pipelines - 0.4%
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/01/25	250,000	241,875
6.25%, 5/15/26	170,000	160,225
NuStar Logistics LP
5.625%, 4/28/27	150,000	143,438

		545,538

Financial - 9.8%
Banks - 0.7%
CIT Group, Inc.
6.125%, 3/09/28	200,000	205,000
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	250,000	249,300
8.25%, 4/15/25, 144A	100,000	100,000

Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	250,000	228,243
5.71%, 1/15/26, 144A	270,000	248,211

		1,030,754

Diversified Financial Services - 4.0%
Ally Financial, Inc.
5.75%, 11/20/25 (a)	750,000	767,437
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	150,000	151,687
6.875%, 4/15/22, 144A	500,000	499,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 10/01/25	250,000	233,750
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	100,000	103,125
LPL Holdings, Inc., 144A
5.75%, 9/15/25	400,000	386,000
Navient Corp.
5.875%, 3/25/21	200,000	205,500
Series MTN, 7.25%, 1/25/22	70,000	74,288
6.50%, 6/15/22	250,000	258,437
5.50%, 1/25/23	650,000	641,875
7.25%, 9/25/23	500,000	528,750
Series MTN, 6.125%, 3/25/24	100,000	100,750
5.875%, 10/25/24 (a)	100,000	99,030
NFP Corp., 144A
6.875%, 7/15/25	125,000	124,063
Quicken Loans, Inc.
5.75%, 5/01/25, 144A	445,000	436,412
5.25%, 1/15/28, 144A	230,000	211,313
Springleaf Finance Corp.
6.125%, 5/15/22	250,000	256,250
5.625%, 3/15/23	281,000	278,190
6.875%, 3/15/25	500,000	498,750

		5,854,982

Insurance - 1.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/01/23	200,000	207,000
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	130,000	134,875
AssuredPartners, Inc., 144A
7.00%, 8/15/25	150,000	147,000
Genworth Holdings, Inc.
7.625%, 9/24/21	650,000	645,125
4.80%, 2/15/24	25,000	20,906
HUB International Ltd., 144A
7.00%, 5/01/26	400,000	401,320

		1,556,226

Real Estate - 0.7%
Howard Hughes Corp., 144A
5.375%, 3/15/25	300,000	290,625
Kennedy-Wilson, Inc.
5.875%, 4/01/24	159,000	157,013
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
4.875%, 6/01/23	375,000	354,375
WeWork Cos., Inc., 144A
7.875%, 5/01/25	200,000	189,278

		991,291

Real Estate Investment Trusts - 2.5%
CBL & Associates LP
5.25%, 12/01/23	100,000	85,462
5.95%, 12/15/26	200,000	163,734
CyrusOne LP / CyrusOne Finance Corp.
5.375%, 3/15/27	150,000	151,125
Equinix, Inc.
5.375%, 5/15/27	250,000	251,638
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	410,000	394,871
Iron Mountain, Inc.
5.75%, 8/15/24	230,000	227,401
4.875%, 9/15/27, 144A	420,000	392,700
iStar, Inc.
5.25%, 9/15/22	300,000	292,125
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/01/26	515,000	502,125
5.00%, 10/15/27	54,000	50,898
SBA Communications Corp.
4.875%, 9/01/24	350,000	327,691
Starwood Property Trust, Inc., 144A
4.75%, 3/15/25	150,000	144,705

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24	30,000	28,116
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	100,000	97,937
8.25%, 10/15/23	494,000	483,972

		3,594,500

Venture Capital - 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/01/22	100,000	101,375
6.25%, 2/01/22	850,000	872,312
6.75%, 2/01/24	250,000	256,563

		1,230,250

Industrial - 8.1%
Aerospace/Defense - 2.1%
Bombardier, Inc.
8.75%, 12/01/21, 144A	400,000	446,000
6.00%, 10/15/22, 144A	50,000	49,865
6.125%, 1/15/23, 144A	800,000	801,000
7.50%, 12/01/24, 144A	560,000	585,200
7.50%, 3/15/25, 144A	100,000	103,760
TransDigm, Inc.
6.50%, 7/15/24	100,000	102,250
6.50%, 5/15/25	500,000	508,450
6.375%, 6/15/26	431,000	434,232

		3,030,757

Building Materials - 1.2%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	300,000	295,797
Jeld-Wen, Inc.
4.625%, 12/15/25, 144A	100,000	94,750
4.875%, 12/15/27, 144A	100,000	93,250
Standard Industries, Inc.
5.375%, 11/15/24, 144A	385,000	380,187
6.00%, 10/15/25, 144A	425,000	431,375
5.00%, 2/15/27, 144A	140,000	131,600
Standard Industries, Inc./NJ, 144A
4.75%, 1/15/28	210,000	193,725
USG Corp., 144A
4.875%, 6/01/27	75,000	74,929

		1,695,613

Electronics - 0.1%
Itron, Inc., 144A
5.00%, 1/15/26	150,000	144,375

Engineering & Construction - 0.6%
AECOM
5.125%, 3/15/27	300,000	279,000
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	341,000	349,951
Pisces Midco, Inc., 144A
8.00%, 4/15/26	100,000	97,969
StandardAero Aviation Holdings, Inc., 144A
10.00%, 7/15/23	200,000	217,000

		943,920

Environmental Control - 0.3%
Covanta Holding Corp.
5.875%, 3/01/24	150,000	147,750
5.875%, 7/01/25	150,000	144,983
GFL Environmental, Inc., 144A
5.375%, 3/01/23	150,000	140,910

		433,643

Machinery-Construction & Mining - 0.4%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A
9.25%, 3/15/24	300,000	320,841
Vertiv Group Corp., 144A
9.25%, 10/15/24	250,000	246,250

		567,091

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/01/24	112,000	122,360

Metal Fabricate/Hardware - 0.5%
Novelis Corp.
6.25%, 8/15/24, 144A	200,000	203,020
5.875%, 9/30/26, 144A	570,000	560,082

		763,102

Packaging & Containers - 2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 5/15/24, 144A	150,000	157,125
6.00%, 2/15/25, 144A	650,000	638,625
Berry Global, Inc., 144A
4.50%, 2/15/26	450,000	421,875
BWAY Holding Co.
5.50%, 4/15/24, 144A	530,000	524,700
7.25%, 4/15/25, 144A	250,000	246,100
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	190,000	184,300
Multi-Color Corp., 144A
4.875%, 11/01/25	200,000	186,000
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	350,000	357,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A
7.00%, 7/15/24	250,000	257,019

		2,972,744

Transportation - 0.0%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21	100,000	64,500

Trucking & Leasing - 0.8%
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	500,000	495,000
4.50%, 3/15/23, 144A	120,000	114,600
5.50%, 2/15/24, 144A	500,000	491,875

		1,101,475

Technology - 5.8%
Computers - 1.9%
Dell International LLC / EMC Corp., 144A
7.125%, 6/15/24	548,000	588,952
EMC Corp.
3.375%, 6/01/23	200,000	187,697
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	270,000	277,762
Harland Clarke Holdings Corp.
9.25%, 3/01/21, 144A	250,000	250,000
8.375%, 8/15/22, 144A	300,000	302,250
NCR Corp.
5.00%, 7/15/22	300,000	297,000
6.375%, 12/15/23	75,000	77,326
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	125,000	75,938
West Corp., 144A
8.50%, 10/15/25	200,000	186,380
Western Digital Corp.
4.75%, 2/15/26	550,000	542,094

		2,785,399

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/25	350,000	347,480
Pitney Bowes, Inc.
4.375%, 5/15/22	300,000	272,250
4.625%, 3/15/24	200,000	172,480

		792,210

Semiconductors - 0.2%
Sensata Technologies BV, 144A
5.00%, 10/01/25	220,000	221,650

Software - 3.1%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	500,000	513,800
CDK Global, Inc.
4.875%, 6/01/27	200,000	189,500

Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	370,000	355,200
Infor US, Inc.
6.50%, 5/15/22	706,000	721,002
Informatica LLC, 144A
7.125%, 7/15/23	150,000	153,000
IQVIA, Inc., 144A
5.00%, 10/15/26	400,000	383,500
MSCI, Inc., 144A
5.375%, 5/15/27	300,000	301,500
Nuance Communications, Inc.
5.625%, 12/15/26	300,000	294,000
Open Text Corp., 144A
5.875%, 6/01/26	230,000	235,773
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24	390,000	397,800
Riverbed Technology, Inc., 144A
8.875%, 3/01/23	150,000	141,188
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	500,000	557,350
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/01/24	400,000	343,000

		4,586,613

Utilities - 2.6%
Electric - 2.0%
Calpine Corp.
5.375%, 1/15/23	300,000	286,875
5.50%, 2/01/24	100,000	91,375
5.75%, 1/15/25	550,000	501,875
5.25%, 6/01/26, 144A	360,000	341,550
InterGen NV, 144A
7.00%, 6/30/23 (a)	300,000	299,250
NRG Energy, Inc.
7.25%, 5/15/26	300,000	323,250
6.625%, 1/15/27	300,000	311,250
5.75%, 1/15/28, 144A	206,000	203,940
Talen Energy Supply LLC
4.60%, 12/15/21 (a)	50,000	44,500
9.50%, 7/15/22, 144A	100,000	101,000
10.50%, 1/15/26, 144A	400,000	373,500

		2,878,365

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	350,000	341,477
5.875%, 8/20/26	200,000	195,500
5.75%, 5/20/27	180,000	170,550
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	200,000	204,750

		912,277

TOTAL CORPORATE BONDS (Cost $146,020,037)		142,128,336

	Number of Shares
SECURITIES LENDING COLLATERAL - 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(b)(c)
(Cost $9,514,873)	9,514,873	9,514,873

TOTAL INVESTMENTS - 103.9% (Cost $155,534,910)		$151,643,209
Other assets and liabilities, net - (3.9%)		(5,656,393)

NET ASSETS - 100.0%		$145,986,816

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 1/11/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(b)(c)
—	9,514,873	—	—	—	63,896	—	9,514,873	9,514,873

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $9,860,441, which is 6.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $753,255.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$142,128,336	$—	$142,128,336
Short-Term Investments	9,514,873	—	—	9,514,873

TOTAL	$9,514,873	$142,128,336	$—	$151,643,209

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Low Beta High Yield Bond ETF

May 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.5%
Basic Materials - 5.9%
Chemicals - 2.2%
Ashland LLC
4.75%, 8/15/22	$350,000	$352,188
Blue Cube Spinco LLC
9.75%, 10/15/23	225,000	258,469
10.00%, 10/15/25	175,000	204,750
CF Industries, Inc.
7.125%, 5/01/20	175,000	186,375
3.45%, 6/01/23 (a)	250,000	237,031
Chemours Co.
7.00%, 5/15/25	250,000	269,375
Huntsman International LLC
4.875%, 11/15/20 (a)	400,000	410,000
Momentive Performance Materials, Inc.
3.88%, 10/24/21	350,000	370,125
PolyOne Corp.
5.25%, 3/15/23	125,000	127,896
PQ Corp., 144A
6.75%, 11/15/22	56,000	59,150
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	500,000	516,250

		2,991,609

Iron/Steel - 1.4%
ArcelorMittal
6.50%, 2/25/22	1,100,000	1,182,500
Steel Dynamics, Inc.
5.125%, 10/01/21	300,000	305,400
5.25%, 4/15/23	410,000	418,200

		1,906,100

Mining - 2.3%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	40,000	42,508
Freeport-McMoRan, Inc.
3.10%, 3/15/20	650,000	643,500
4.00%, 11/14/21	250,000	248,750
6.875%, 2/15/23	750,000	808,125
3.875%, 3/15/23	530,000	510,793
Teck Resources Ltd.
4.75%, 1/15/22	200,000	203,062
8.50%, 6/01/24, 144A	600,000	665,250

		3,121,988

Communications - 19.1%
Advertising - 0.9%
Lamar Media Corp.
5.00%, 5/01/23	450,000	457,875
5.375%, 1/15/24	100,000	101,750
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	581,000	588,989
5.625%, 2/15/24	150,000	151,312

		1,299,926

Internet - 2.3%
Match Group, Inc., 144A
5.00%, 12/15/27	131,000	124,797
Netflix, Inc.
5.375%, 2/01/21	190,000	196,650
5.50%, 2/15/22	250,000	258,950
5.75%, 3/01/24	375,000	385,800
5.875%, 2/15/25	250,000	257,838
4.375%, 11/15/26 (a)	225,000	212,627
4.875%, 4/15/28, 144A	400,000	380,540
Symantec Corp.
4.20%, 9/15/20	150,000	150,588
3.95%, 6/15/22	125,000	121,656
VeriSign, Inc.
4.625%, 5/01/23	20,000	20,250
5.25%, 4/01/25	150,000	153,938
4.75%, 7/15/27	325,000	315,656
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	500,000	509,375

		3,088,665

Media - 9.2%
Altice US Finance I Corp., 144A
5.375%, 7/15/23	200,000	197,500
AMC Networks, Inc.
5.00%, 4/01/24	425,000	412,271
4.75%, 8/01/25	180,000	169,200
Cablevision Systems Corp.
8.00%, 4/15/20	350,000	370,125

CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	500,000	505,312
4.00%, 3/01/23, 144A	30,000	28,729
5.125%, 5/01/23, 144A	900,000	896,625
5.75%, 9/01/23	280,000	282,800
5.75%, 1/15/24	83,000	83,415
5.875%, 4/01/24, 144A	500,000	505,625
5.75%, 2/15/26, 144A	800,000	785,760
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, Issued 5/16/13, 12/15/21, 144A	300,000	300,036
5.125%, Issued 9/09/14, 12/15/21, 144A	150,000	150,003
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	627,000	629,351
CSC Holdings LLC
6.75%, 11/15/21	393,000	415,971
10.125%, 1/15/23, 144A	400,000	444,500
6.625%, 10/15/25, 144A	290,000	300,150
10.875%, 10/15/25, 144A	580,000	673,525
DISH DBS Corp.
7.875%, 9/01/19	350,000	363,475
5.125%, 5/01/20	500,000	495,625
Quebecor Media, Inc.
5.75%, 1/15/23	400,000	409,000
Sinclair Television Group, Inc.
5.375%, 4/01/21	450,000	453,375
Sirius XM Radio, Inc.
3.875%, 8/01/22, 144A (a)	350,000	339,518
6.00%, 7/15/24, 144A	300,000	308,250
5.375%, 4/15/25, 144A	234,000	231,952
5.375%, 7/15/26, 144A	550,000	534,187
TEGNA, Inc.
6.375%, 10/15/23	445,000	462,244
Tribune Media Co.
5.875%, 7/15/22	450,000	457,313
Unitymedia GmbH, 144A
6.125%, 1/15/25	400,000	414,600
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	50,000	50,813
Videotron Ltd.
5.00%, 7/15/22	205,000	208,844
5.375%, 6/15/24, 144A	300,000	304,404
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200,000	206,144
5.50%, 1/15/25, 144A	200,000	193,750

		12,584,392

Telecommunications - 6.7%
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	50,000	50,812
CommScope, Inc., 144A
5.00%, 6/15/21	200,000	201,750
Hughes Satellite Systems Corp.
6.50%, 6/15/19	400,000	414,000
7.625%, 6/15/21	250,000	267,187
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	350,000	335,125
Level 3 Financing, Inc.
6.125%, 1/15/21	216,000	218,700
5.375%, 8/15/22	600,000	601,500
5.625%, 2/01/23	100,000	101,095
5.125%, 5/01/23	280,000	274,764
Nokia OYJ
5.375%, 5/15/19	100,000	102,125
3.375%, 6/12/22	175,000	171,062
Qwest Corp.
6.75%, 12/01/21	225,000	242,427
Sable International Finance Ltd., 144A
6.875%, 8/01/22	100,000	104,500
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	500,000	523,875
7.00%, 8/15/20	475,000	492,884
Telecom Italia Capital SA
7.175%, 6/18/19	50,000	51,900
Telecom Italia SpA, 144A
5.303%, 5/30/24	500,000	499,375
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	200,000	198,008

T-Mobile USA, Inc.
6.00%, 3/01/23	400,000	415,000
6.50%, 1/15/24	750,000	785,625
6.00%, 4/15/24	350,000	364,455
6.375%, 3/01/25	310,000	324,694
5.125%, 4/15/25	500,000	501,150
6.50%, 1/15/26	225,000	235,406
4.50%, 2/01/26	150,000	141,188
5.375%, 4/15/27	450,000	442,688
4.75%, 2/01/28	450,000	421,313
VEON Holdings BV
3.95%, 6/16/21, 144A	500,000	485,250
5.95%, 2/13/23, 144A	200,000	203,060

		9,170,918

Consumer, Cyclical - 13.8%
Airlines - 0.4%
American Airlines Group, Inc.
5.50%, 10/01/19, 144A	20,000	20,450
4.625%, 3/01/20, 144A	300,000	301,005
United Continental Holdings, Inc.
4.25%, 10/01/22	220,000	212,423

		533,878

Apparel - 0.3%
Hanesbrands, Inc., 144A
4.625%, 5/15/24	250,000	245,313
Levi Strauss & Co.
5.00%, 5/01/25	200,000	202,500

		447,813

Auto Manufacturers - 1.1%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	900,000	908,145
5.25%, 4/15/23	100,000	101,000
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19, 144A	200,000	201,250
5.625%, 2/01/23, 144A	250,000	252,812

		1,463,207

Auto Parts & Equipment - 0.9%
Allison Transmission, Inc., 144A
5.00%, 10/01/24	350,000	348,250
American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (a)	164,000	169,125
Dana, Inc.
5.50%, 12/15/24	225,000	227,531
Goodyear Tire & Rubber Co.
5.125%, 11/15/23 (a)	472,000	470,820

		1,215,726

Distribution/Wholesale - 0.4%
HD Supply, Inc., 144A
5.75%, 4/15/24	370,000	388,963
LKQ Corp.
4.75%, 5/15/23	100,000	99,875

		488,838

Entertainment - 1.8%
Cinemark USA, Inc.
5.125%, 12/15/22	75,000	75,937
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	350,000	356,125
5.375%, 11/01/23	500,000	516,875
5.375%, 4/15/26	250,000	248,684
International Game Technology PLC
5.625%, 2/15/20, 144A	250,000	255,625
6.25%, 2/15/22, 144A	450,000	465,750
Scientific Games International, Inc.
10.00%, 12/01/22	550,000	591,943

		2,510,939

Food Service - 0.5%
Aramark Services, Inc.
5.125%, 1/15/24	391,000	398,038
4.75%, 6/01/26	300,000	291,000

		689,038

Home Builders - 2.0%
Beazer Homes USA, Inc.
8.75%, 3/15/22	700,000	752,500

Brookfield Residential Properties, Inc.,
144A 6.50%, 12/15/20	80,000	81,400
KB Home
7.00%, 12/15/21	200,000	212,250
Lennar Corp.
4.50%, 11/15/19	50,000	50,625
4.75%, 4/01/21	105,000	106,412
4.125%, 1/15/22	100,000	99,062
4.875%, 12/15/23	600,000	600,750
4.50%, 4/30/24	100,000	97,250
5.875%, 11/15/24, 144A	150,000	154,875
4.75%, 5/30/25	70,000	68,162
PulteGroup, Inc.
4.25%, 3/01/21	270,000	271,350
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	30,000	30,150
Toll Brothers Finance Corp.
5.875%, 2/15/22	150,000	156,098

		2,680,884

Housewares - 0.1%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	150,000	156,188

Leisure Time - 0.2%
NCL Corp. Ltd., 144A
4.75%, 12/15/21	204,000	204,510

Lodging - 2.8%
Boyd Gaming Corp.
6.875%, 5/15/23	250,000	263,437
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	30,000	28,650
5.125%, 5/01/26, 144A	550,000	538,312
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/01/25	280,000	270,900
4.875%, 4/01/27	350,000	336,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	200,000	206,500
MGM Resorts International
5.25%, 3/31/20	200,000	204,750
6.75%, 10/01/20	383,000	405,042
6.625%, 12/15/21	650,000	690,625
7.75%, 3/15/22	225,000	246,938
6.00%, 3/15/23	250,000	259,375
Studio City Finance Ltd., 144A
8.50%, 12/01/20	250,000	251,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	180,000	172,800

		3,875,204

Retail - 3.3%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	480,000	480,576
4.25%, 5/15/24, 144A (a)	400,000	380,000
Group 1 Automotive, Inc.
5.00%, 6/01/22	175,000	176,312
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	300,000	297,000
5.25%, 6/01/26, 144A	400,000	392,000
L Brands, Inc.
7.00%, 5/01/20	50,000	53,125
6.625%, 4/01/21	450,000	475,875
5.625%, 2/15/22	200,000	204,500
5.625%, 10/15/23 (a)	150,000	154,125
Michaels Stores, Inc., 144A
5.875%, 12/15/20	283,000	286,184
Penske Automotive Group, Inc.
5.75%, 10/01/22	150,000	153,469
QVC, Inc.
4.375%, 3/15/23	150,000	149,574
4.85%, 4/01/24	55,000	55,833
4.45%, 2/15/25	450,000	438,077
Rite Aid Corp.
6.75%, 6/15/21	308,000	315,700
6.125%, 4/01/23, 144A	518,000	532,893

		4,545,243

Consumer, Non-cyclical - 18.1%
Commercial Services - 3.1%
ADT Corp.
6.25%, 10/15/21	45,000	46,575
3.50%, 7/15/22	535,000	494,875
Ashtead Capital, Inc.
5.625%, 10/01/24, 144A	200,000	206,500
4.125%, 8/15/25, 144A	140,000	132,125
4.375%, 8/15/27, 144A	140,000	129,850
Herc Rentals, Inc., 144A
7.50%, 6/01/22	225,000	239,062
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/01/21	350,000	352,625
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	610,000	606,627
Service Corp. International
5.375%, 1/15/22	68,000	68,977
5.375%, 5/15/24	175,000	177,188
4.625%, 12/15/27	220,000	210,322
United Rentals North America, Inc.
4.625%, 7/15/23	750,000	758,438
5.75%, 11/15/24	100,000	103,375
5.50%, 7/15/25	268,000	272,355
4.625%, 10/15/25	500,000	481,725

		4,280,619

Cosmetics/Personal Care - 0.3%
Edgewell Personal Care Co.
4.70%, 5/24/22	310,000	304,575
First Quality Finance Co., Inc., 144A
4.625%, 5/15/21	116,000	114,115

		418,690

Food - 1.2%
B&G Foods, Inc.
4.625%, 6/01/21	200,000	197,500
Darling Ingredients, Inc.
5.375%, 1/15/22	330,000	336,501
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	225,000	222,187
4.875%, 11/01/26, 144A	285,000	283,219
TreeHouse Foods, Inc.
4.875%, 3/15/22	410,000	410,000
6.00%, 2/15/24, 144A	75,000	77,111
US Foods, Inc., 144A
5.875%, 6/15/24	180,000	184,050

		1,710,568

Healthcare-Products - 0.5%
Hologic, Inc., 144A
4.375%, 10/15/25	400,000	383,500
Teleflex, Inc.
4.875%, 6/01/26	300,000	294,000

		677,500

Healthcare-Services - 11.4%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	300,000	304,875
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	150,000	144,780
Centene Corp.
5.625%, 2/15/21	470,000	483,729
4.75%, 5/15/22	75,000	76,125
6.125%, 2/15/24	500,000	526,875
4.75%, 1/15/25	395,000	393,519
Centene Escrow I Corp., 144A
5.375%, 6/01/26	550,000	557,260
DaVita, Inc.
5.75%, 8/15/22	200,000	204,375
5.125%, 7/15/24	550,000	537,281
Encompass Health Corp.
5.75%, 11/01/24	376,000	383,050
Envision Healthcare Corp.
5.125%, 7/01/22, 144A	250,000	251,875
5.625%, 7/15/22	305,000	312,244
6.25%, 12/01/24, 144A	280,000	296,856
HCA Healthcare, Inc.
6.25%, 2/15/21	413,000	433,650

HCA, Inc.
6.50%, 2/15/20	850,000	890,375
7.50%, 2/15/22	905,000	990,975
5.875%, 3/15/22	600,000	632,250
4.75%, 5/01/23	525,000	529,594
5.875%, 5/01/23	350,000	364,875
5.00%, 3/15/24	500,000	504,850
5.375%, 2/01/25	775,000	763,375
5.25%, 4/15/25	300,000	302,250
5.875%, 2/15/26	350,000	353,066
5.25%, 6/15/26	550,000	549,312
4.50%, 2/15/27	400,000	380,000
Kindred Healthcare, Inc.
8.00%, 1/15/20	200,000	213,998
6.375%, 4/15/22	200,000	206,194
8.75%, 1/15/23	241,000	257,569
LifePoint Health, Inc.
5.50%, 12/01/21	320,000	322,400
MEDNAX, Inc., 144A
5.25%, 12/01/23	200,000	197,500
Molina Healthcare, Inc.
5.375%, 11/15/22	200,000	200,982
Select Medical Corp.
6.375%, 6/01/21	400,000	407,000
Tenet Healthcare Corp.
6.00%, 10/01/20	150,000	155,437
4.50%, 4/01/21	550,000	549,450
4.375%, 10/01/21	490,000	487,550
7.50%, 1/01/22, 144A	520,000	546,754
4.625%, 7/15/24, 144A	500,000	482,500
WellCare Health Plans, Inc.
5.25%, 4/01/25	400,000	400,000

		15,594,750

Household Products/Wares - 0.6%
Prestige Brands, Inc., 144A
5.375%, 12/15/21	200,000	199,750
Spectrum Brands, Inc.
6.625%, 11/15/22	200,000	207,200
5.75%, 7/15/25	379,000	377,105

		784,055

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, 144A
7.25%, 7/15/22	300,000	305,310
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22, 144A	210,000	219,019
7.00%, 3/15/24, 144A	750,000	788,438

		1,312,767

Energy - 14.9%
Coal - 0.2%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	25,000	25,648
6.375%, 3/31/25, 144A	170,000	177,013

		202,661

Energy-Alternate Sources - 0.4%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	450,000	435,375
5.00%, 1/31/28, 144A	100,000	94,750

		530,125

Oil & Gas - 8.7%
Aker BP ASA
6.00%, 7/01/22, 144A	100,000	103,440
5.875%, 3/31/25, 144A	150,000	154,875
Antero Resources Corp.
5.375%, 11/01/21	725,000	735,331
5.625%, 6/01/23	40,000	40,800
5.00%, 3/01/25 (a)	425,000	424,337
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	225,000	228,938
Chesapeake Energy Corp.
6.625%, 8/15/20 (a)	200,000	207,540
8.00%, 12/15/22, 144A	80,000	84,900
CNX Resources Corp.
5.875%, 4/15/22	400,000	404,500
Continental Resources, Inc.
5.00%, 9/15/22	575,000	584,392
4.50%, 4/15/23	500,000	510,665
3.80%, 6/01/24	150,000	146,870
4.375%, 1/15/28	410,000	410,151

Diamondback Energy, Inc.
5.375%, 5/31/25	300,000	298,125
Endeavor Energy Resources LP / EER Finance, Inc., 144A
5.50%, 1/30/26	150,000	147,375
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.00%, 12/01/24	150,000	147,000
Murphy Oil Corp.
4.45%, 12/01/22	250,000	246,875
6.875%, 8/15/24	150,000	159,375
5.75%, 8/15/25	190,000	190,000
Nabors Industries, Inc.
5.00%, 9/15/20	300,000	304,500
4.625%, 9/15/21	200,000	197,000
Newfield Exploration Co.
5.625%, 7/01/24	500,000	529,850
5.375%, 1/01/26	195,000	201,581
Oasis Petroleum, Inc.
6.875%, 3/15/22	237,000	241,148
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/01/24, 144A	150,000	155,250
5.375%, 1/15/25, 144A	250,000	248,125
5.25%, 8/15/25, 144A	350,000	341,250
PDC Energy, Inc.
6.125%, 9/15/24	120,000	122,700
Puma International Financing SA, 144A
5.00%, 1/24/26	325,000	303,621
QEP Resources, Inc.
5.375%, 10/01/22	200,000	204,440
5.25%, 5/01/23	200,000	196,750
Range Resources Corp.
5.75%, 6/01/21	150,000	154,875
5.00%, 3/15/23	402,000	391,950
RSP Permian, Inc.
6.625%, 10/01/22	350,000	365,750
5.25%, 1/15/25	100,000	103,125
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A
13.00%, 11/30/20	150,000	168,750
Seven Generations Energy Ltd.
6.75%, 5/01/23, 144A	200,000	209,500
6.875%, 6/30/23, 144A	200,000	208,000
5.375%, 9/30/25, 144A	200,000	193,500
Southwestern Energy Co.
4.10%, 3/15/22 (a)	250,000	244,375
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23, 144A	500,000	478,755
5.50%, 2/15/26, 144A	100,000	94,875
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	225,000	230,063
6.25%, 4/01/23	150,000	153,375
WPX Energy, Inc.
6.00%, 1/15/22	89,000	93,895
5.25%, 9/15/24	300,000	298,500
5.75%, 6/01/26	200,000	199,872

		11,860,864

Pipelines - 5.6%
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	200,000	219,752
5.875%, 3/31/25	100,000	104,750
5.125%, 6/30/27	875,000	872,812
Cheniere Energy Partners LP, 144A
5.25%, 10/01/25	500,000	487,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	90,000	92,025
5.75%, 4/01/25	250,000	246,562
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	300,000	304,500
3.875%, 3/15/23	150,000	144,750
Energy Transfer Equity LP
7.50%, 10/15/20	325,000	351,000
4.25%, 3/15/23	150,000	145,687
5.875%, 1/15/24	250,000	260,000
5.50%, 6/01/27	550,000	558,937
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	350,000	357,000
NGPL PipeCo LLC, 144A
4.875%, 8/15/27	350,000	341,127
NuStar Logistics LP
4.80%, 9/01/20	220,000	220,550
Rockies Express Pipeline LLC, 144A
5.625%, 4/15/20	250,000	258,050

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A
5.50%, 1/15/28	350,000	339,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	250,000	251,250
5.25%, 5/01/23	350,000	353,500
6.75%, 3/15/24	295,000	311,231
5.875%, 4/15/26, 144A	250,000	251,485
5.375%, 2/01/27	350,000	339,938
5.00%, 1/15/28, 144A	145,000	136,619
Williams Cos., Inc.
3.70%, 1/15/23	450,000	439,934
4.55%, 6/24/24	330,000	332,888

		7,720,910

Financial - 9.0%
Banks - 2.6%
CIT Group, Inc.
4.125%, 3/09/21	250,000	250,313
5.00%, 8/15/22	325,000	331,094
5.00%, 8/01/23	361,000	365,512
5.25%, 3/07/25	100,000	101,750
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	1,091,000	1,156,360
6.00%, 12/19/23	600,000	636,744
5.125%, 5/28/24	700,000	713,917

		3,555,690

Diversified Financial Services - 3.2%
Aircastle Ltd.
5.125%, 3/15/21	6,000	6,165
5.50%, 2/15/22	500,000	522,500
5.00%, 4/01/23	175,000	178,937
4.125%, 5/01/24	100,000	97,625
Ally Financial, Inc.
3.75%, 11/18/19	300,000	301,125
7.50%, 9/15/20	500,000	537,400
5.125%, 9/30/24	350,000	359,625
4.625%, 3/30/25	350,000	346,937
Lions Gate Capital Holdings LLC, 144A
5.875%, 11/01/24	200,000	201,000
Navient Corp.
Series MTN, 4.875%, 6/17/19	250,000	252,863
Series MTN, 8.00%, 3/25/20	341,000	363,506
5.00%, 10/26/20	300,000	302,550
Springleaf Finance Corp.
5.25%, 12/15/19	300,000	306,750
8.25%, 12/15/20	275,000	300,438
7.75%, 10/01/21	200,000	217,128
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	120,000	113,850

		4,408,399

Insurance - 0.1%
Radian Group, Inc.
4.50%, 10/01/24	150,000	143,437

Real Estate - 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
5.25%, 12/01/21	150,000	151,313

Real Estate Investment Trusts - 2.5%
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	200,000	200,750
Equinix, Inc.
5.375%, 1/01/22	620,000	639,375
5.75%, 1/01/25	325,000	332,312
5.875%, 1/15/26	250,000	255,312
Iron Mountain, Inc., 144A
4.375%, 6/01/21	550,000	556,353
iStar, Inc.
5.00%, 7/01/19	200,000	199,729
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	335,000	340,025
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	150,000	158,250

SBA Communications Corp., 144A
4.00%, 10/01/22	450,000	434,250
Starwood Property Trust, Inc.
5.00%, 12/15/21	300,000	305,250

		3,421,606

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	578,000	589,199

Industrial - 7.8%
Aerospace/Defense - 1.8%
Arconic, Inc.
6.15%, 8/15/20	250,000	262,212
5.40%, 4/15/21	300,000	308,970
5.87%, 2/23/22	450,000	472,545
5.125%, 10/01/24 (a)	300,000	302,063
Bombardier, Inc., 144A
7.75%, 3/15/20	400,000	426,500
KLX, Inc., 144A
5.875%, 12/01/22	200,000	209,750
TransDigm, Inc.
5.50%, 10/15/20	500,000	501,875

		2,483,915

Building Materials - 0.5%
Griffon Corp.
5.25%, 3/01/22	305,000	295,469
Standard Industries, Inc., 144A
5.50%, 2/15/23	150,000	153,562
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	176,000	178,640

		627,671

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	250,000	245,625
General Cable Corp.
5.75%, 10/01/22	550,000	565,125

		810,750

Engineering & Construction - 0.2%
AECOM
5.875%, 10/15/24	335,000	342,537

Environmental Control - 0.3%
Clean Harbors, Inc.
5.125%, 6/01/21	300,000	302,625
Covanta Holding Corp.
6.375%, 10/01/22	150,000	153,000

		455,625

Machinery-Diversified - 0.1%
Welbilt, Inc.
9.50%, 2/15/24	150,000	166,125

Packaging & Containers - 3.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	250,000	248,125
4.625%, 5/15/23, 144A	300,000	299,160
Ball Corp.
4.375%, 12/15/20	814,000	830,866
5.00%, 3/15/22	200,000	206,500
4.00%, 11/15/23	100,000	98,375
5.25%, 7/01/25	550,000	562,375
Berry Global, Inc.
5.50%, 5/15/22	175,000	178,281
5.125%, 7/15/23	350,000	347,813
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	305,000	297,787
Owens-Brockway Glass Container, Inc., 144A
5.00%, 1/15/22	170,000	170,425

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	920,652	927,557
5.125%, 7/15/23, 144A	475,000	467,281
Sealed Air Corp.
5.125%, 12/01/24, 144A	225,000	229,219
5.50%, 9/15/25, 144A	300,000	310,500

		5,174,264

Transportation - 0.5%
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	500,000	513,875
6.125%, 9/01/23, 144A	150,000	153,893

		667,768

Technology - 6.6%
Computers - 1.4%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	280,000	288,155
Dell, Inc.
5.875%, 6/15/19 (a)	750,000	773,400
4.625%, 4/01/21 (a)	100,000	102,375
EMC Corp.
2.65%, 6/01/20	435,000	424,938
Leidos Holdings, Inc.
4.45%, 12/01/20	200,000	203,500
NCR Corp.
4.625%, 2/15/21	200,000	198,500

		1,990,868

Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	150,000	151,875
5.50%, 12/01/24	200,000	207,000

		358,875

Semiconductors - 1.8%
Micron Technology, Inc.
5.50%, 2/01/25	206,000	215,342
NXP BV / NXP Funding LLC
4.125%, 6/15/20, 144A	105,000	106,181
4.125%, 6/01/21, 144A	100,000	101,010
3.875%, 9/01/22, 144A	900,000	896,062
4.625%, 6/01/23, 144A	125,000	127,787
Qorvo, Inc.
6.75%, 12/01/23	540,000	575,100
7.00%, 12/01/25	30,000	32,438
Sensata Technologies BV, 144A
4.875%, 10/15/23	250,000	250,938
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	100,000	105,125

		2,409,983

Software - 3.1%
CDK Global, Inc.
5.00%, 10/15/24	180,000	184,151
First Data Corp.
5.375%, 8/15/23, 144A	565,000	574,379
7.00%, 12/01/23, 144A	775,000	813,905
5.00%, 1/15/24, 144A	646,000	647,776
5.75%, 1/15/24, 144A	700,000	705,250
IQVIA, Inc., 144A
4.875%, 5/15/23	250,000	252,500
MSCI, Inc., 144A
5.25%, 11/15/24	500,000	507,500
Nuance Communications, Inc., 144A
5.375%, 8/15/20	250,000	251,563
Open Text Corp., 144A
5.625%, 1/15/23	270,000	277,425

		4,214,449

Utilities - 3.3%
Electric - 3.2%
AES Corp.
4.00%, 3/15/21	100,000	100,290
4.50%, 3/15/23	50,000	50,062
4.875%, 5/15/23	410,000	413,075
5.50%, 4/15/25	185,000	187,775
6.00%, 5/15/26	425,000	440,406
Calpine Corp.
6.00%, 1/15/22, 144A	250,000	255,312
5.875%, 1/15/24, 144A	200,000	200,000
DPL, Inc.
7.25%, 10/15/21	34,000	37,187

NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	300,000	287,250
4.50%, 9/15/27, 144A	50,000	46,688
NRG Energy, Inc.
6.25%, 5/01/24	500,000	518,750
NRG Yield Operating LLC
5.375%, 8/15/24	170,000	170,000
Vistra Energy Corp.
7.375%, 11/01/22	505,000	531,715
7.625%, 11/01/24	350,000	377,563
8.00%, 1/15/25, 144A	450,000	489,375
8.125%, 1/30/26, 144A	200,000	220,000

		4,325,448

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	225,000	223,875

TOTAL CORPORATE BONDS (Cost $137,275,098)		134,590,372

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(b)(c)
(Cost $2,941,609)	2,941,609	2,941,609

TOTAL INVESTMENTS - 100.7% (Cost $140,216,707)		$137,531,981
Other assets and liabilities, net - (0.7%)		(834,661)

NET ASSETS - 100.0%		$136,697,320

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 1/11/2018 Commencement of Operations	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(b)(c)
—	2,941,609	—	—	—	2,985	—	2,941,609	2,941,609

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $2,853,218, which is 2.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$134,590,372	$—	$134,590,372
Short-Term Investments	2,941,609	—	—	2,941,609

TOTAL	$2,941,609	$134,590,372	$—	$137,531,981

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Short Duration High Yield Bond ETF

May 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.0%
Basic Materials - 6.0%
Chemicals - 2.2%
Ashland LLC
4.75%, 8/15/22	$50,000	$50,312
CF Industries, Inc.
7.125%, 5/01/20	100,000	106,500
Hexion, Inc.
6.625%, 4/15/20	200,000	189,250
10.375%, 2/01/22, 144A	25,000	24,656
Huntsman International LLC
4.875%, 11/15/20	50,000	51,250
Momentive Performance Materials, Inc.
3.88%, 10/24/21	50,000	52,875
Perstorp Holding AB, 144A
11.00%, 9/30/21	75,000	81,413
Platform Specialty Products Corp., 144A
6.50%, 2/01/22	100,000	102,750
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	100,000	103,250

		762,256

Iron/Steel - 1.3%
AK Steel Corp.
7.625%, 10/01/21	250,000	257,188
Allegheny Technologies, Inc.
5.95%, 1/15/21	36,000	36,540
ArcelorMittal
6.50%, 2/25/22	100,000	107,500
United States Steel Corp.
7.375%, 4/01/20 (a)	44,000	46,750

		447,978

Mining - 2.5%
Aleris International, Inc.
7.875%, 11/01/20	150,000	152,250
FMG Resources August 2006 Pty Ltd., 144A
4.75%, 5/15/22	50,000	49,250
Freeport-McMoRan, Inc.
3.55%, 3/01/22	200,000	193,750
6.875%, 2/15/23	100,000	107,750
3.875%, 3/15/23	200,000	192,752
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	50,000	55,250
Teck Resources Ltd.
4.75%, 1/15/22	100,000	101,531

		852,533

Communications - 22.3%
Advertising - 0.9%
Acosta, Inc., 144A
7.75%, 10/01/22	60,000	36,075
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	275,000	278,781

		314,856

Internet - 2.2%
Netflix, Inc.
5.375%, 2/01/21	225,000	232,875
5.50%, 2/15/22	25,000	25,895
Symantec Corp.
4.20%, 9/15/20	100,000	100,392
3.95%, 6/15/22	100,000	97,325
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	300,000	305,625

		762,112

Media - 8.7%
Altice Financing SA, 144A
6.625%, 2/15/23	200,000	197,660
Altice France SA, 144A
6.00%, 5/15/22	350,000	349,125
Altice Luxembourg SA, 144A
7.75%, 5/15/22 (a)	200,000	192,750
Cablevision Systems Corp.
8.00%, 4/15/20	50,000	52,875
5.875%, 9/15/22	25,000	25,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	200,000	202,125
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A
5.125%, 12/15/21	275,000	275,006

Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	175,000	175,656
Series A, 6.50%, 11/15/22	75,000	76,875
Series B, 6.50%, 11/15/22	125,000	128,281
DISH DBS Corp.
7.875%, 9/01/19	100,000	103,850
5.125%, 5/01/20	100,000	99,125
6.75%, 6/01/21	150,000	150,375
5.875%, 7/15/22 (a)	175,000	164,806
5.00%, 3/15/23	175,000	151,543
Quebecor Media, Inc.
5.75%, 1/15/23	100,000	102,250
Sinclair Television Group, Inc.
5.375%, 4/01/21	50,000	50,375
Sirius XM Radio, Inc., 144A
3.875%, 8/01/22 (a)	100,000	97,005
Tribune Media Co.
5.875%, 7/15/22	100,000	101,625
Univision Communications, Inc., 144A
5.125%, 5/15/23	100,000	95,000
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200,000	206,144

		2,997,451

Telecommunications - 10.5%
Anixter, Inc.
5.125%, 10/01/21	75,000	77,250
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	100,000	101,625
Series S, 6.45%, 6/15/21	75,000	77,160
Series T, 5.80%, 3/15/22	100,000	99,275
CommScope, Inc., 144A
5.00%, 6/15/21	50,000	50,437
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	40,000	37,400
Frontier Communications Corp.
7.125%, 3/15/19 (a)	50,000	50,875
8.75%, 4/15/22	50,000	42,250
10.50%, 9/15/22	175,000	158,375
7.125%, 1/15/23	70,000	51,712
Hughes Satellite Systems Corp.
6.50%, 6/15/19	125,000	129,375
7.625%, 6/15/21	150,000	160,312
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	50,000	47,875
Intelsat Connect Finance SA, 144A
12.50%, 4/01/22	85,000	82,450
Intelsat Jackson Holdings SA
7.25%, 10/15/20	50,000	49,250
7.50%, 4/01/21	225,000	221,062
9.50%, 9/30/22, 144A	60,000	69,060
Intelsat Luxembourg SA
7.75%, 6/01/21	135,000	112,050
Level 3 Financing, Inc.
5.375%, 8/15/22	100,000	100,250
Level 3 Parent LLC
5.75%, 12/01/22	73,000	73,183
Nokia OYJ
3.375%, 6/12/22	125,000	122,188
Qwest Corp.
6.75%, 12/01/21	75,000	80,809
Sable International Finance Ltd., 144A
6.875%, 8/01/22	25,000	26,125
Sprint Communications, Inc.
9.00%, 11/15/18, 144A	100,000	102,545
7.00%, 8/15/20	655,000	679,661
11.50%, 11/15/21	100,000	118,250
6.00%, 11/15/22	25,000	24,938
Sprint Corp.
7.25%, 9/15/21	100,000	103,750
Telecom Italia Capital SA
7.175%, 6/18/19	200,000	207,600
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	50,000	49,502
T-Mobile USA, Inc.
4.00%, 4/15/22	50,000	49,875
VEON Holdings BV, 144A
3.95%, 6/16/21	200,000	194,100
Windstream Services LLC / Windstream Finance Corp.
7.75%, 10/15/20 (a)	50,000	43,563
WTT Investment Ltd., 144A
5.50%, 11/21/22	60,000	57,852

		3,651,984

Consumer, Cyclical - 10.9%
Airlines - 0.9%
American Airlines Group, Inc.
6.125%, 6/01/18	45,000	45,000
5.50%, 10/01/19, 144A	100,000	102,250
4.625%, 3/01/20, 144A	143,000	143,479
Virgin Australia Holdings Ltd., 144A
8.50%, 11/15/19 (a)	25,000	25,594

		316,323

Auto Manufacturers - 1.6%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	100,000	100,905
5.25%, 4/15/23	250,000	252,500
Jaguar Land Rover Automotive PLC, 144A
4.125%, 12/15/18	200,000	201,500

		554,905

Entertainment - 1.6%
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	350,000	356,125
International Game Technology PLC, 144A
6.25%, 2/15/22	100,000	103,500
Scientific Games International, Inc.
10.00%, 12/01/22	100,000	107,626

		567,251

Home Builders - 1.8%
Beazer Homes USA, Inc.
8.75%, 3/15/22	200,000	215,000
K Hovnanian Enterprises, Inc., 144A
10.00%, 7/15/22	25,000	26,687
KB Home
4.75%, 5/15/19	100,000	101,130
Lennar Corp.
4.50%, 6/15/19	25,000	25,219
4.50%, 11/15/19	25,000	25,313
8.375%, 1/15/21, 144A	60,000	66,300
4.125%, 1/15/22	50,000	49,531
4.75%, 11/15/22	50,000	49,942
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	75,000	75,375

		634,497

Leisure Time - 0.2%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22	75,000	75,750

Lodging - 2.0%
MGM Resorts International
5.25%, 3/31/20	250,000	255,938
7.75%, 3/15/22	75,000	82,312
6.00%, 3/15/23	225,000	233,438
Studio City Co. Ltd., 144A
7.25%, 11/30/21	100,000	103,250

		674,938

Retail - 2.7%
1011778 BC ULC / New Red Finance, Inc., 144A
4.625%, 1/15/22	200,000	200,240
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21	50,000	46,625
6.75%, 1/15/22 (a)	50,000	46,125
Group 1 Automotive, Inc.
5.00%, 6/01/22	50,000	50,375
L Brands, Inc.
6.625%, 4/01/21	50,000	52,875
5.625%, 2/15/22	150,000	153,375
Men’s Wearhouse, Inc.
7.00%, 7/01/22 (a)	50,000	51,625
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	75,000	54,000
PetSmart, Inc., 144A
7.125%, 3/15/23	150,000	72,870
Rite Aid Corp.
6.75%, 6/15/21	100,000	102,500
6.125%, 4/01/23, 144A	50,000	51,437

Sears Holdings Corp.
8.00%, 12/15/19	50,000	31,500

		913,547

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
2.35%, 5/06/19	20,000	20,056

Consumer, Non-cyclical - 21.8%
Commercial Services - 4.9%
ADT Corp.
6.25%, 10/15/21	200,000	207,000
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	50,000	49,000
APX Group, Inc.
8.75%, 12/01/20	50,000	48,125
7.875%, 12/01/22	166,000	164,340
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
5.125%, 6/01/22 (a)	25,000	24,629
Corporate Risk Holdings LLC, 144A
9.50%, 7/01/19	44,000	46,282
Herc Rentals, Inc., 144A
7.50%, 6/01/22	50,000	53,125
Hertz Corp.
5.875%, 10/15/20	190,000	183,863
7.375%, 1/15/21 (a)	50,000	49,125
7.625%, 6/01/22, 144A (a)	75,000	73,500
6.25%, 10/15/22 (a)	40,000	35,800
Monitronics International, Inc.
9.125%, 4/01/20 (a)	80,000	56,600
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/01/21	125,000	125,938
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	250,000	250,937
RR Donnelley & Sons Co.
7.875%, 3/15/21 (a)	50,000	51,750
Service Corp. International
5.375%, 1/15/22	184,000	186,645
WEX, Inc., 144A
4.75%, 2/01/23	100,000	100,563

		1,707,222

Cosmetics/Personal Care - 0.7%
Avon Products, Inc.
6.60%, 3/15/20 (a)	50,000	50,250
7.00%, 3/15/23 (a)	50,000	42,375
Edgewell Personal Care Co.
4.70%, 5/24/22	100,000	98,250
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	50,000	37,750

		228,625

Food - 1.3%
Darling Ingredients, Inc.
5.375%, 1/15/22	223,000	227,393
SUPERVALU, Inc.
6.75%, 6/01/21	75,000	76,125
TreeHouse Foods, Inc.
4.875%, 3/15/22	150,000	150,000

		453,518

Healthcare-Products - 1.5%
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	75,000	75,844
Kinetic Concepts, Inc. / KCI USA, Inc., 144A
12.50%, 11/01/21	25,000	27,812
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A (a)	225,000	217,688
5.75%, 8/01/22, 144A	50,000	43,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	150,000	148,975

		513,819

Healthcare-Services - 10.9%
Centene Corp.
5.625%, 2/15/21	240,000	247,010
4.75%, 5/15/22	100,000	101,500

CHS/Community Health Systems, Inc.
8.00%, 11/15/19	125,000	121,875
7.125%, 7/15/20 (a)	140,000	118,300
5.125%, 8/01/21 (a)	50,000	47,234
6.875%, 2/01/22 (a)	225,000	119,250
6.25%, 3/31/23	300,000	281,250
DaVita, Inc.
5.75%, 8/15/22	100,000	102,187
Envision Healthcare Corp.
5.125%, 7/01/22, 144A	50,000	50,375
5.625%, 7/15/22	75,000	76,781
HCA Healthcare, Inc.
6.25%, 2/15/21	200,000	210,000
HCA, Inc.
3.75%, 3/15/19	25,000	25,188
4.25%, 10/15/19	100,000	101,250
6.50%, 2/15/20	100,000	104,750
5.875%, 3/15/22	200,000	210,750
4.75%, 5/01/23	200,000	201,750
Kindred Healthcare, Inc.
8.00%, 1/15/20	150,000	160,499
6.375%, 4/15/22	150,000	154,646
LifePoint Health, Inc.
5.50%, 12/01/21	100,000	100,750
Quorum Health Corp.
11.625%, 4/15/23	40,000	39,600
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21	25,000	25,750
Tenet Healthcare Corp.
5.50%, 3/01/19	117,000	118,755
4.75%, 6/01/20	75,000	75,728
6.00%, 10/01/20	500,000	518,125
4.50%, 4/01/21	100,000	99,900
4.375%, 10/01/21	50,000	49,750
7.50%, 1/01/22, 144A	100,000	105,145
8.125%, 4/01/22	175,000	183,750

		3,751,848

Pharmaceuticals - 2.5%
Endo Finance LLC, 144A
5.75%, 1/15/22	125,000	105,312
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	50,000	37,360
Valeant Pharmaceuticals International, 144A
7.25%, 7/15/22	50,000	50,885
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21, 144A	150,000	153,375
5.625%, 12/01/21, 144A	200,000	198,950
6.50%, 3/15/22, 144A	50,000	52,148
5.50%, 3/01/23, 144A	200,000	187,170
5.875%, 5/15/23, 144A	100,000	94,875

		880,075

Energy - 12.4%
Coal - 0.1%
Murray Energy Corp., 144A
11.25%, 4/15/21	95,000	40,850

Oil & Gas - 9.1%
Antero Resources Corp.
5.125%, 12/01/22	200,000	202,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	100,000	108,250
Baytex Energy Corp., 144A
5.125%, 6/01/21	50,000	47,750
California Resources Corp., 144A
8.00%, 12/15/22 (a)	155,000	137,575
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	75,000	74,156
Chesapeake Energy Corp.
6.625%, 8/15/20 (a)	150,000	155,655
6.125%, 2/15/21	50,000	50,750
4.875%, 4/15/22 (a)	50,000	48,875
Citgo Holding, Inc., 144A
10.75%, 2/15/20	150,000	160,875
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	80,000	80,000
CNX Resources Corp.
5.875%, 4/15/22	200,000	202,250
Continental Resources, Inc.
4.50%, 4/15/23	200,000	204,266

Denbury Resources, Inc., 144A
9.25%, 3/31/22 (a)	100,000	106,750
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22 (a)	75,000	46,312
Jupiter Resources, Inc., 144A
8.50%, 10/01/22	105,000	44,100
MEG Energy Corp., 144A
6.375%, 1/30/23	60,000	54,450
Murphy Oil Corp.
4.45%, 12/01/22	100,000	98,750
Nabors Industries, Inc.
5.00%, 9/15/20	175,000	177,625
4.625%, 9/15/21 (a)	25,000	24,625
5.50%, 1/15/23 (a)	50,000	49,250
Newfield Exploration Co.
5.75%, 1/30/22	50,000	52,687
QEP Resources, Inc.
5.375%, 10/01/22	100,000	102,220
Range Resources Corp.
5.00%, 8/15/22	60,000	59,700
Rowan Cos., Inc.
4.875%, 6/01/22	40,000	37,650
Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A	50,000	34,250
13.00%, 11/30/20, 144A	200,000	225,000
7.375%, 11/01/21, 144A	75,000	51,375
Sanchez Energy Corp.
7.75%, 6/15/21	50,000	43,234
6.125%, 1/15/23 (a)	125,000	82,813
Southwestern Energy Co.
4.10%, 3/15/22 (a)	70,000	68,425
Sunoco LP / Sunoco Finance Corp., 144A
4.875%, 1/15/23	175,000	167,564
Transocean, Inc.
5.80%, 10/15/22	50,000	50,000
Ultra Resources, Inc., 144A
6.875%, 4/15/22	50,000	33,813
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	60,000	61,350
WPX Energy, Inc.
6.00%, 1/15/22	17,000	17,935

		3,162,280

Oil & Gas Services - 0.7%
Bristow Group, Inc.
6.25%, 10/15/22 (a)	25,000	19,594
KCA Deutag UK Finance PLC, 144A
9.875%, 4/01/22	75,000	77,392
Weatherford International Ltd.
7.75%, 6/15/21 (a)	100,000	101,875
4.50%, 4/15/22 (a)	50,000	45,813

		244,674

Pipelines - 2.5%
DCP Midstream Operating LP, 144A
9.75%, 3/15/19	215,000	226,711
Energy Transfer Equity LP
7.50%, 10/15/20	100,000	108,000
4.25%, 3/15/23	100,000	97,125
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	175,000	178,500
Rockies Express Pipeline LLC, 144A
6.85%, 7/15/18	28,000	28,140
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	125,000	125,625
Williams Cos., Inc.
3.70%, 1/15/23	100,000	97,763

		861,864

Financial - 10.8%
Banks - 0.9%
CIT Group, Inc.
5.00%, 8/15/22	100,000	101,875
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	200,000	211,982

		313,857

Diversified Financial Services - 6.3%
Aircastle Ltd.
4.625%, 12/15/18	29,000	29,217
5.125%, 3/15/21	165,000	169,537

Ally Financial, Inc.
3.75%, 11/18/19	100,000	100,375
8.00%, 3/15/20	150,000	161,253
7.50%, 9/15/20	250,000	268,700
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	150,000	150,750
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	25,000	25,281
7.50%, 4/15/21, 144A	25,000	25,406
6.875%, 4/15/22, 144A	75,000	74,906
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	100,000	103,125
Navient Corp.
Series MTN, 8.00%, 3/25/20	200,000	213,200
5.00%, 10/26/20	125,000	126,063
Series MTN, 7.25%, 1/25/22	50,000	53,063
6.50%, 6/15/22	250,000	258,438
5.50%, 1/25/23	50,000	49,375
Springleaf Finance Corp.
7.75%, 10/01/21	150,000	162,846
6.125%, 5/15/22	100,000	102,500
5.625%, 3/15/23	100,000	99,000

		2,173,035

Insurance - 0.3%
Genworth Holdings, Inc.
7.625%, 9/24/21	120,000	119,100

Real Estate Investment Trusts - 2.3%
Equinix, Inc.
5.375%, 1/01/22	284,000	292,875
iStar, Inc.
4.625%, 9/15/20	75,000	74,156
5.25%, 9/15/22	40,000	38,950
SBA Communications Corp.
4.875%, 7/15/22	50,000	49,469
4.00%, 10/01/22, 144A	100,000	96,500
Starwood Property Trust, Inc.
5.00%, 12/15/21	225,000	228,937

		780,887

Venture Capital - 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/01/22	250,000	253,438
6.25%, 2/01/22	100,000	102,625

		356,063

Industrial - 6.6%
Aerospace/Defense - 2.9%
Arconic, Inc.
5.40%, 4/15/21	150,000	154,485
5.87%, 2/23/22	200,000	210,020
Bombardier, Inc.
7.75%, 3/15/20, 144A	150,000	159,937
8.75%, 12/01/21, 144A	100,000	111,500
5.75%, 3/15/22, 144A	102,000	102,637
6.00%, 10/15/22, 144A	25,000	24,933
6.125%, 1/15/23, 144A	75,000	75,094
KLX, Inc., 144A
5.875%, 12/01/22	100,000	104,875
TransDigm, Inc.
6.00%, 7/15/22	50,000	50,813

		994,294

Building Materials - 0.1%
Griffon Corp.
5.25%, 3/01/22	50,000	48,437

Engineering & Construction - 0.1%
MasTec, Inc.
4.875%, 3/15/23	50,000	49,688

Environmental Control - 0.4%
Clean Harbors, Inc.
5.25%, 8/01/20	100,000	100,562
GFL Environmental, Inc., 144A
5.375%, 3/01/23	50,000	46,970

		147,532

Packaging & Containers - 2.4%
Ball Corp.
5.00%, 3/15/22	100,000	103,250
Berry Global, Inc.
5.50%, 5/15/22	50,000	50,937
6.00%, 10/15/22	191,000	197,446
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	70,000	68,345
Graphic Packaging International LLC
4.75%, 4/15/21 (a)	50,000	50,500
Owens-Brockway Glass Container, Inc., 144A
5.00%, 1/15/22	50,000	50,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	193,822	195,275
Sealed Air Corp.
6.50%, 12/01/20, 144A	50,000	52,875
4.875%, 12/01/22, 144A	50,000	51,188

		819,941

Transportation - 0.3%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21	25,000	16,125
XPO Logistics, Inc., 144A
6.50%, 6/15/22	75,000	77,081

		93,206

Trucking & Leasing - 0.4%
Park Aerospace Holdings Ltd., 144A
5.25%, 8/15/22	125,000	123,750

Technology - 5.2%
Computers - 2.4%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	103,000	106,000
Dell, Inc.
5.875%, 6/15/19	250,000	257,800
EMC Corp.
2.65%, 6/01/20	100,000	97,687
Harland Clarke Holdings Corp., 144A
9.25%, 3/01/21	150,000	150,000
NCR Corp.
5.00%, 7/15/22	200,000	198,000
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	25,000	15,187

		824,674

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.
4.70%, 4/01/23	100,000	89,750

Semiconductors - 1.1%
Amkor Technology, Inc.
6.375%, 10/01/22	50,000	51,375
NXP BV / NXP Funding LLC, 144A
4.125%, 6/01/21	250,000	252,525
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	75,000	78,844

		382,744

Software - 1.4%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	145,000	149,002
Infor US, Inc.
6.50%, 5/15/22	150,000	153,188
Riverbed Technology, Inc., 144A
8.875%, 3/01/23	25,000	23,531
TIBCO Software, Inc., 144A
11.375%, 12/01/21	150,000	163,312

		489,033

Utilities - 2.0%
Electric - 2.0%
AES Corp.
4.50%, 3/15/23	200,000	200,250

Calpine Corp.
5.375%, 1/15/23 (a)	100,000	95,625
DPL, Inc.
7.25%, 10/15/21	10,000	10,938
NRG Energy, Inc.
6.25%, 7/15/22	200,000	207,000
Talen Energy Supply LLC
4.60%, 12/15/21 (a)	18,000	16,020
9.50%, 7/15/22, 144A	60,000	60,600
Vistra Energy Corp.
7.375%, 11/01/22	100,000	105,290

		695,723

TOTAL CORPORATE BONDS (Cost $34,278,195)		33,892,926

	Number of Shares
SECURITIES LENDING COLLATERAL - 7.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”,
1.68%(b)(c)
(Cost $2,500,893)	2,500,893	2,500,893

TOTAL INVESTMENTS - 105.2% (Cost $36,779,089)		$36,393,819
Other assets and liabilities, net - (5.2%)		(1,796,524)

NET ASSETS - 100.0%		$34,597,295

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 1/9/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 7.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
—	2,500,893	—	—	—	9,496	—	2,500,893	2,500,893

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $2,446,005, which is 7.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $42,451.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(d)	$—	$33,892,926	$—	$33,892,926
Short-Term Investments	2,500,893	—	—	2,500,893

TOTAL	$2,500,893	$33,892,926	$—	$36,393,819

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.0%
Basic Materials - 5.2%
Chemicals - 2.3%
Ashland LLC
4.75%, 8/15/22	$1,594,000	$1,603,962
Blue Cube Spinco LLC
9.75%, 10/15/23	1,650,500	1,896,012
10.00%, 10/15/25	631,000	738,270
CF Industries, Inc.
7.125%, 5/01/20	852,000	907,380
3.45%, 6/01/23	1,122,000	1,063,796
Chemours Co.
6.625%, 5/15/23	1,506,000	1,583,604
7.00%, 5/15/25	1,472,000	1,586,080
5.375%, 5/15/27	715,000	697,125
Hexion, Inc.
6.625%, 4/15/20	2,682,000	2,537,842
10.375%, 2/01/22, 144A (a)	578,000	570,052
Huntsman International LLC
4.875%, 11/15/20	1,370,000	1,404,250
5.125%, 11/15/22	529,000	546,854
INEOS Group Holdings SA, 144A
5.625%, 8/01/24 (a)	680,000	685,100
Momentive Performance Materials, Inc.
3.88%, 10/24/21	1,420,000	1,501,650
NOVA Chemicals Corp.
5.25%, 8/01/23, 144A	1,200,000	1,198,500
4.875%, 6/01/24, 144A	1,042,000	1,000,320
5.00%, 5/01/25, 144A	1,185,000	1,134,638
5.25%, 6/01/27, 144A	1,404,000	1,333,800
Olin Corp.
5.125%, 9/15/27	745,000	726,375
5.00%, 2/01/30	500,000	471,275
Perstorp Holding AB, 144A
11.00%, 9/30/21	418,000	453,739
Platform Specialty Products Corp.
6.50%, 2/01/22, 144A	1,651,000	1,696,403
5.875%, 12/01/25, 144A	1,078,000	1,038,923
PolyOne Corp.
5.25%, 3/15/23	1,006,000	1,029,309
PQ Corp., 144A
6.75%, 11/15/22	385,000	406,656
SPCM SA, 144A
4.875%, 9/15/25	833,000	793,433
WR Grace & Co.-Conn, 144A
5.125%, 10/01/21	1,076,000	1,110,970

		29,716,318

Iron/Steel - 1.1%
AK Steel Corp.
7.625%, 10/01/21 (a)	836,000	860,035
7.00%, 3/15/27 (a)	612,000	587,520
Allegheny Technologies, Inc.
5.95%, 1/15/21	922,000	935,830
7.875%, 8/15/23 (a)	709,000	775,256
ArcelorMittal
5.50%, 8/05/20	804,000	833,145
5.75%, 3/01/21	1,214,000	1,265,595
6.50%, 2/25/22	910,000	978,250
6.125%, 6/01/25	705,000	759,637
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	603,000	590,566
5.75%, 3/01/25	1,576,000	1,514,457
Steel Dynamics, Inc.
5.125%, 10/01/21	550,000	559,900
5.25%, 4/15/23	938,000	956,760
5.50%, 10/01/24	306,000	312,885
5.00%, 12/15/26	200,000	198,260
U.S. Steel Corp.
6.25%, 3/15/26	846,000	840,459
United States Steel Corp.
7.375%, 4/01/20 (a)	977,000	1,038,063
6.875%, 8/15/25	1,080,000	1,109,916

		14,116,534

Mining - 1.8%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	1,205,000	1,280,553
7.00%, 9/30/26, 144A	616,000	666,820
6.125%, 5/15/28, 144A	500,000	515,000
Aleris International, Inc.
7.875%, 11/01/20	875,000	888,125
9.50%, 4/01/21, 144A	565,000	592,544
Constellium NV
5.75%, 5/15/24, 144A	955,000	926,350
6.625%, 3/01/25, 144A (a)	1,457,000	1,455,179
5.875%, 2/15/26, 144A	49,000	46,795
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	969,000	954,465
5.125%, 3/15/23, 144A	850,000	840,437
5.125%, 5/15/24, 144A (a)	594,000	584,912

Freeport-McMoRan, Inc.
3.10%, 3/15/20	2,050,000	2,029,500
4.00%, 11/14/21	1,799,000	1,790,005
3.55%, 3/01/22	1,210,000	1,172,187
6.875%, 2/15/23	1,227,000	1,322,093
3.875%, 3/15/23	2,469,000	2,379,523
4.55%, 11/14/24 (a)	1,592,000	1,552,200
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	60,000	62,250
7.625%, 1/15/25, 144A	1,243,000	1,311,365
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	1,140,000	1,259,700
Teck Resources Ltd.
4.75%, 1/15/22	1,731,000	1,757,502
3.75%, 2/01/23	673,000	652,817
8.50%, 6/01/24, 144A	358,000	396,933

		24,437,255

Communications - 22.4%
Advertising - 0.4%
Acosta, Inc., 144A
7.75%, 10/01/22	1,154,000	693,842
Lamar Media Corp.
5.00%, 5/01/23	943,000	959,503
5.375%, 1/15/24	930,000	946,275
5.75%, 2/01/26	425,000	431,906
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	699,000	708,611
5.625%, 2/15/24	920,000	928,050
5.875%, 3/15/25	613,000	621,429

		5,289,616

Internet - 1.7%
Match Group, Inc., 144A
5.00%, 12/15/27	400,000	381,060
Netflix, Inc.
5.375%, 2/01/21	1,034,000	1,070,190
5.50%, 2/15/22	749,500	776,332
5.75%, 3/01/24	1,083,000	1,114,190
5.875%, 2/15/25	732,000	754,948
4.375%, 11/15/26 (a)	1,575,000	1,488,391
4.875%, 4/15/28, 144A	1,931,000	1,837,057
5.875%, 11/15/28, 144A	2,700,000	2,727,810
Symantec Corp.
4.20%, 9/15/20	1,080,000	1,084,235
3.95%, 6/15/22	950,000	924,586
5.00%, 4/15/25, 144A	1,364,000	1,324,048
VeriSign, Inc.
4.625%, 5/01/23	1,984,000	2,008,800
5.25%, 4/01/25	575,000	590,094
4.75%, 7/15/27	560,000	543,900
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/01/23	2,274,000	2,316,638
6.375%, 5/15/25	1,584,000	1,611,720
5.75%, 1/15/27, 144A	1,656,000	1,606,320

		22,160,319

Media - 11.0%
Altice Financing SA
6.625%, 2/15/23, 144A	2,300,000	2,273,090
7.50%, 5/15/26, 144A	4,139,000	3,968,266
Altice Finco SA, 144A
8.125%, 1/15/24	774,000	791,415
Altice France SA
6.00%, 5/15/22, 144A	5,342,000	5,328,645
6.25%, 5/15/24, 144A	2,243,000	2,184,121
7.375%, 5/01/26, 144A	7,065,000	6,897,206
Altice Luxembourg SA
7.75%, 5/15/22, 144A (a)	4,289,000	4,133,524
7.625%, 2/15/25, 144A (a)	2,000,000	1,777,520
Altice US Finance I Corp.
5.375%, 7/15/23, 144A	1,437,000	1,419,037
5.50%, 5/15/26, 144A	2,171,000	2,090,239
AMC Networks, Inc.
4.75%, 12/15/22	371,000	374,246
5.00%, 4/01/24	2,000,000	1,940,100
4.75%, 8/01/25	1,027,000	965,380
Cable One, Inc.,
144A 5.75%, 6/15/22	218,000	222,632
Cablevision Systems Corp.
8.00%, 4/15/20	970,000	1,025,775
5.875%, 9/15/22	993,000	993,000
CBS Radio, Inc., 144A
7.25%, 11/01/24 (a)	310,000	299,150

CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	570,000	574,631
5.25%, 9/30/22	1,445,000	1,460,353
5.125%, 2/15/23	2,010,000	2,010,000
4.00%, 3/01/23, 144A	1,300,000	1,244,906
5.125%, 5/01/23, 144A	2,562,000	2,552,392
5.75%, 9/01/23	487,000	491,870
5.75%, 1/15/24	1,531,000	1,538,655
5.875%, 4/01/24, 144A	1,273,000	1,287,321
5.375%, 5/01/25, 144A	889,000	868,997
5.75%, 2/15/26, 144A	3,330,000	3,270,726
5.50%, 5/01/26, 144A	2,023,000	1,957,859
5.125%, 5/01/27, 144A	4,564,000	4,284,455
5.875%, 5/01/27, 144A	1,750,000	1,724,844
5.00%, 2/01/28, 144A	3,185,000	2,962,050
Cengage Learning, Inc., 144A
9.50%, 6/15/24 (a)	738,000	612,540
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, Issued 5/16/13, 12/15/21, 144A	1,198,000	1,198,144
5.125%, Issued 9/09/14, 12/15/21, 144A	937,000	937,019
7.75%, 7/15/25, 144A	745,000	774,800
7.50%, 4/01/28, 144A	1,300,000	1,308,125
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	2,614,000	2,623,802
Series A, 6.50%, 11/15/22	990,000	1,014,750
Series B, 6.50%, 11/15/22	2,806,000	2,879,657
CSC Holdings LLC 6.75%, 11/15/21	1,041,500	1,102,376
10.125%, 1/15/23, 144A	1,653,000	1,836,896
5.25%, 6/01/24	1,251,000	1,185,573
6.625%, 10/15/25, 144A	1,900,000	1,966,500
10.875%, 10/15/25, 144A	2,605,000	3,025,056
5.50%, 4/15/27, 144A	1,102,000	1,057,920
5.375%, 2/01/28, 144A	1,832,000	1,717,500
DISH DBS Corp.
7.875%, 9/01/19	1,776,000	1,844,376
5.125%, 5/01/20	1,383,000	1,370,899
6.75%, 6/01/21	3,280,000	3,288,200
5.875%, 7/15/22 (a)	2,838,000	2,672,687
5.00%, 3/15/23 (a)	2,450,000	2,121,602
5.875%, 11/15/24	2,771,000	2,312,954
7.75%, 7/01/26	2,769,000	2,402,108
Gray Television, Inc.
5.125%, 10/15/24, 144A	700,000	661,500
5.875%, 7/15/26, 144A	1,079,000	1,022,353
Meredith Corp., 144A
6.875%, 2/01/26	1,750,000	1,771,875
Nexstar Broadcasting, Inc., 144A
5.625%, 8/01/24	1,367,500	1,341,039
Quebecor Media, Inc.
5.75%, 1/15/23	1,400,000	1,431,500
Sinclair Television Group, Inc.
5.375%, 4/01/21	708,000	713,310
6.125%, 10/01/22	814,000	835,368
5.625%, 8/01/24, 144A	1,071,000	1,069,340
5.125%, 2/15/27, 144A	485,000	453,475
Sirius XM Radio, Inc.
3.875%, 8/01/22, 144A	2,400,000	2,328,120
4.625%, 5/15/23, 144A	553,000	545,396
6.00%, 7/15/24, 144A	905,000	929,888
5.375%, 4/15/25, 144A	1,873,000	1,856,611
5.375%, 7/15/26, 144A	975,000	946,969
5.00%, 8/01/27, 144A	2,459,000	2,348,689
TEGNA, Inc.
5.125%, 7/15/20	201,000	202,759
6.375%, 10/15/23	1,395,000	1,449,056
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/01/28	600,000	585,103
Tribune Media Co.
5.875%, 7/15/22	1,713,000	1,740,836
Unitymedia GmbH, 144A
6.125%, 1/15/25	1,519,000	1,574,444
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	1,680,000	1,707,300
Univision Communications, Inc.
5.125%, 5/15/23, 144A	1,881,000	1,786,950
5.125%, 2/15/25, 144A	1,866,000	1,723,064
UPC Holding BV, 144A
5.50%, 1/15/28	715,000	656,013
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	1,598,000	1,542,070
Videotron Ltd.
5.00%, 7/15/22	1,254,500	1,278,022
5.375%, 6/15/24, 144A	345,000	350,065
5.125%, 4/15/27, 144A	1,065,000	1,033,050
Virgin Media Finance PLC
6.375%, 4/15/23, 144A	900,000	915,750
6.00%, 10/15/24, 144A	1,171,000	1,141,022
5.75%, 1/15/25, 144A	445,000	422,750

Virgin Media Secured Finance PLC
5.50%, 1/15/25, 144A	590,000	571,563
5.25%, 1/15/26, 144A	1,537,000	1,446,701
5.50%, 8/15/26, 144A	1,051,000	999,764
Ziggo Bond Finance BV
5.875%, 1/15/25, 144A	1,422,000	1,350,900
6.00%, 1/15/27, 144A	665,000	623,438
Ziggo BV, 144A
5.50%, 1/15/27	2,255,000	2,158,486

		145,680,428

Telecommunications - 9.3%
Anixter, Inc.
5.125%, 10/01/21	894,500	921,335
CenturyLink, Inc.
Series V, 5.625%, 4/01/20	1,470,000	1,493,887
Series S, 6.45%, 6/15/21	2,255,000	2,319,944
Series T, 5.80%, 3/15/22	1,561,000	1,549,683
Series W, 6.75%, 12/01/23 (a)	1,036,000	1,038,590
Series Y, 7.50%, 4/01/24 (a)	780,000	803,907
5.625%, 4/01/25 (a)	1,207,000	1,130,126
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	900,000	810,000
CommScope Technologies LLC
6.00%, 6/15/25, 144A	1,603,000	1,615,022
5.00%, 3/15/27, 144A	701,000	657,187
CommScope, Inc.
5.00%, 6/15/21, 144A	433,000	436,789
5.50%, 6/15/24, 144A	2,060,000	2,072,875
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	555,000	518,925
Frontier Communications Corp.
8.75%, 4/15/22	775,000	654,875
10.50%, 9/15/22	2,485,000	2,248,925
7.125%, 1/15/23	1,732,000	1,279,515
7.625%, 4/15/24	2,146,000	1,470,010
6.875%, 1/15/25 (a)	1,367,000	881,715
11.00%, 9/15/25	4,205,000	3,385,025
8.50%, 4/01/26, 144A	2,162,000	2,102,545
GTH Finance BV
6.25%, 4/26/20, 144A	500,000	512,342
7.25%, 4/26/23, 144A	1,200,000	1,253,219
GTT Communications, Inc., 144A
7.875%, 12/31/24	800,000	804,000
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,406,000	1,455,210
7.625%, 6/15/21	1,304,000	1,393,650
5.25%, 8/01/26	778,000	742,990
6.625%, 8/01/26	1,272,000	1,237,020
Inmarsat Finance PLC
4.875%, 5/15/22, 144A	1,824,000	1,746,480
6.50%, 10/01/24, 144A	321,000	309,669
Intelsat Connect Finance SA, 144A
12.50%, 4/01/22 (a)	1,625,000	1,576,250
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,975,000	2,930,375
7.50%, 4/01/21 (a)	1,620,000	1,591,650
9.50%, 9/30/22, 144A	1,301,000	1,497,451
5.50%, 8/01/23	3,102,000	2,720,066
8.00%, 2/15/24, 144A	912,000	966,720
9.75%, 7/15/25, 144A	1,788,000	1,859,520
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)	1,610,000	1,336,300
8.125%, 6/01/23 (a)	1,957,000	1,506,890
Level 3 Financing, Inc.
6.125%, 1/15/21	819,000	829,237
5.375%, 8/15/22	875,000	877,187
5.625%, 2/01/23	1,160,000	1,172,702
5.125%, 5/01/23	1,098,000	1,077,467
5.375%, 1/15/24	1,352,000	1,321,580
5.375%, 5/01/25	1,130,000	1,096,100
5.25%, 3/15/26	1,696,000	1,616,288
Level 3 Parent LLC
5.75%, 12/01/22	1,470,000	1,473,675
Nokia OYJ
3.375%, 6/12/22	1,000,000	977,500
4.375%, 6/12/27	636,000	600,409
Qwest Corp.
6.75%, 12/01/21	524,000	564,586
Sable International Finance Ltd., 144A
6.875%, 8/01/22	1,075,000	1,123,375
Sprint Communications, Inc.
7.00%, 3/01/20, 144A	1,606,000	1,682,686
7.00%, 8/15/20	2,552,000	2,648,083
11.50%, 11/15/21	2,414,000	2,854,555
6.00%, 11/15/22	3,062,000	3,054,345

Sprint Corp.
7.25%, 9/15/21	2,663,000	2,762,862
7.875%, 9/15/23	4,539,000	4,775,028
7.125%, 6/15/24	3,019,000	3,049,190
7.625%, 2/15/25	2,999,000	3,096,468
7.625%, 3/01/26	2,435,000	2,508,050
Telecom Italia Capital SA
7.175%, 6/18/19	1,000,000	1,038,000
Telecom Italia SpA, 144A
5.303%, 5/30/24	2,030,000	2,027,463
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,079,000	1,068,253
T-Mobile USA, Inc.
4.00%, 4/15/22	1,790,000	1,785,525
6.00%, 3/01/23	1,450,000	1,504,375
6.50%, 1/15/24	1,382,000	1,447,645
6.00%, 4/15/24	1,512,000	1,574,446
6.375%, 3/01/25	1,566,000	1,640,228
5.125%, 4/15/25	602,000	603,385
6.50%, 1/15/26	3,180,000	3,327,075
4.50%, 2/01/26	1,070,000	1,007,138
5.375%, 4/15/27	1,073,000	1,055,564
4.75%, 2/01/28	1,950,000	1,825,688
VEON Holdings BV
3.95%, 6/16/21, 144A	700,000	679,350
7.504%, 3/01/22, 144A	1,240,000	1,328,846
5.95%, 2/13/23, 144A	1,150,000	1,167,595
4.95%, 6/16/24, 144A	900,000	851,850
Wind Tre SpA, 144A
5.00%, 1/20/26	2,834,000	2,281,370
Windstream Services LLC / Windstream Finance Corp.
7.75%, 10/15/20 (a)	1,211,000	1,055,084
6.375%, 8/01/23, 144A (a)	751,000	428,070
6.375%, 8/01/23	747,000	435,128
8.75%, 12/15/24, 144A	446,000	272,060
8.625%, 10/31/25, 144A	1,206,000	1,142,685
WTT Investment Ltd., 144A
5.50%, 11/21/22	673,000	648,900

		122,187,778

Consumer, Cyclical - 12.1%
Airlines - 0.3%
Air Canada, 144A
7.75%, 4/15/21	807,000	873,578
American Airlines Group, Inc.
5.50%, 10/01/19, 144A	1,142,000	1,167,695
4.625%, 3/01/20, 144A	678,000	680,271
United Continental Holdings, Inc.
4.25%, 10/01/22	550,000	531,058
Virgin Australia Holdings Ltd.
8.50%, 11/15/19, 144A	195,000	199,631
7.875%, 10/15/21, 144A	194,000	195,940

		3,648,173

Apparel - 0.2%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	1,255,000	1,231,469
4.875%, 5/15/26, 144A	1,089,500	1,056,815
Levi Strauss & Co.
5.00%, 5/01/25	617,000	624,712

		2,912,996

Auto Manufacturers - 0.8%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	2,426,000	2,447,955
5.25%, 4/15/23	2,077,000	2,097,770
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19, 144A	615,000	618,844
3.50%, 3/15/20, 144A	167,000	165,747
5.625%, 2/01/23, 144A	748,000	756,415
4.50%, 10/01/27, 144A	1,192,000	1,060,880
Navistar International Corp., 144A
6.625%, 11/01/25	1,524,000	1,581,150
Tesla, Inc., 144A
5.30%, 8/15/25 (a)	2,500,375	2,178,452

		10,907,213

Auto Parts & Equipment - 0.8%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	1,381,000	1,267,067
Allison Transmission, Inc.
5.00%, 10/01/24, 144A	918,000	913,410
4.75%, 10/01/27, 144A	842,000	790,428

American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (a)	577,000	595,031
6.25%, 4/01/25 (a)	980,000	971,425
6.25%, 3/15/26	700,000	679,140
6.50%, 4/01/27 (a)	625,000	612,906
Dana, Inc.
5.50%, 12/15/24	651,000	658,324
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	1,573,000	1,569,068
5.00%, 5/31/26	1,208,000	1,149,110
4.875%, 3/15/27	771,000	716,066
Tenneco, Inc.
5.00%, 7/15/26	808,000	739,078

		10,661,053

Distribution/Wholesale - 0.3%
HD Supply, Inc., 144A
5.75%, 4/15/24	1,325,000	1,392,906
KAR Auction Services, Inc., 144A
5.125%, 6/01/25	1,180,000	1,123,950
LKQ Corp.
4.75%, 5/15/23	728,000	727,090
Univar USA, Inc., 144A
6.75%, 7/15/23	500,000	518,125

		3,762,071

Entertainment - 2.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (a)	1,200,000	1,177,500
5.875%, 11/15/26 (a)	529,000	516,436
6.125%, 5/15/27	761,000	737,789
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	2,588,000	2,478,010
Cinemark USA, Inc.
5.125%, 12/15/22	1,038,000	1,050,975
4.875%, 6/01/23	969,000	941,093
Eldorado Resorts, Inc.
6.00%, 4/01/25	1,418,000	1,418,000
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	1,560,000	1,587,300
4.375%, 4/15/21 (a)	287,000	288,794
5.375%, 11/01/23	1,232,000	1,273,580
5.25%, 6/01/25	500,000	503,390
5.375%, 4/15/26	1,080,000	1,074,314
5.75%, 6/01/28	650,000	655,687
International Game Technology PLC
5.625%, 2/15/20, 144A	1,178,000	1,204,505
6.25%, 2/15/22, 144A	2,363,000	2,445,705
6.50%, 2/15/25, 144A	1,653,000	1,701,557
Live Nation Entertainment, Inc., 144A
4.875%, 11/01/24	955,000	931,125
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24 (a)	850,000	810,688
Penn National Gaming, Inc., 144A
5.625%, 1/15/27	100,000	95,750
Scientific Games International, Inc.
10.00%, 12/01/22	3,481,000	3,746,461
5.00%, 10/15/25, 144A	1,340,000	1,296,450
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	1,500,000	1,451,250
5.50%, 4/15/27, 144A	624,000	606,653

		27,993,012

Food Service - 0.3%
Aramark Services, Inc.
5.125%, 1/15/24	1,910,000	1,944,380
5.00%, 4/01/25, 144A	137,000	137,342
4.75%, 6/01/26	1,481,000	1,436,570
5.00%, 2/01/28, 144A	1,100,000	1,061,500

		4,579,792

Home Builders - 1.5%
Beazer Homes USA, Inc.
8.75%, 3/15/22	1,352,000	1,453,400
5.875%, 10/15/27	595,000	529,609
Brookfield Residential Properties, Inc., 144A
6.50%, 12/15/20	166,000	168,905

Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A
6.125%, 7/01/22	250,000	253,775
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22, 144A	542,000	578,585
10.50%, 7/15/24, 144A	775,000	807,937
KB Home
7.00%, 12/15/21	761,000	807,611
Lennar Corp.
4.50%, 6/15/19	324,000	326,835
4.50%, 11/15/19	435,000	440,437
2.95%, 11/29/20, 144A	825,000	804,375
8.375%, 1/15/21, 144A	229,000	253,045
4.75%, 4/01/21 (a)	687,000	696,240
4.125%, 1/15/22	581,000	575,550
4.75%, 11/15/22	861,000	860,010
4.875%, 12/15/23	937,000	938,171
4.50%, 4/30/24	707,000	687,558
5.875%, 11/15/24, 144A	859,000	886,918
4.75%, 5/30/25	395,000	384,631
5.25%, 6/01/26, 144A	260,000	256,100
4.75%, 11/29/27, 144A	954,000	894,375
Mattamy Group Corp.
6.875%, 12/15/23, 144A	362,000	374,218
6.50%, 10/01/25, 144A	677,000	672,579
PulteGroup, Inc.
4.25%, 3/01/21	657,000	660,285
5.50%, 3/01/26	864,000	862,920
5.00%, 1/15/27	1,174,000	1,125,573
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A
5.25%, 4/15/21	978,000	982,890
Toll Brothers Finance Corp.
5.875%, 2/15/22	1,075,000	1,118,699
4.375%, 4/15/23	582,000	575,453
4.875%, 3/15/27	542,000	516,255
4.35%, 2/15/28	415,000	375,990
William Lyon Homes, Inc.
5.875%, 1/31/25	586,000	558,722

		20,427,651

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	800,000	812,000
5.50%, 6/15/26	835,000	807,863

		1,619,863

Housewares - 0.0%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	254,000	264,477

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/01/22	915,000	924,150
Carlson Travel, Inc., 144A
6.75%, 12/15/23 (a)	400,000	390,500
NCL Corp. Ltd., 144A
4.75%, 12/15/21	738,000	739,845
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	639,000	648,713
5.25%, 11/15/23, 144A	940,000	946,956
Viking Cruises Ltd., 144A
5.875%, 9/15/27	1,081,000	1,013,437

		4,663,601

Lodging - 2.0%
Boyd Gaming Corp.
6.875%, 5/15/23	822,000	866,182
6.375%, 4/01/26	1,350,000	1,387,125
Diamond Resorts International, Inc.
7.75%, 9/01/23, 144A	1,150,000	1,236,250
10.75%, 9/01/24, 144A	492,000	542,430
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24	1,496,000	1,428,680
5.125%, 5/01/26, 144A	2,250,000	2,202,187
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/01/25	1,129,000	1,092,307
4.875%, 4/01/27	922,000	885,120
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	1,042,000	1,075,865

Melco Resorts Finance Ltd., 144A
4.875%, 6/06/25	1,100,000	1,045,509
MGM Resorts International
5.25%, 3/31/20	485,000	496,519
6.75%, 10/01/20	965,000	1,020,536
6.625%, 12/15/21	2,211,000	2,349,188
7.75%, 3/15/22	475,000	521,312
6.00%, 3/15/23	1,653,000	1,714,988
4.625%, 9/01/26	570,000	530,100
Station Casinos LLC, 144A
5.00%, 10/01/25	1,075,000	1,035,763
Studio City Co. Ltd., 144A
7.25%, 11/30/21	1,790,000	1,848,175
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	900,000	864,000
5.50%, 3/01/25, 144A	1,912,000	1,878,540
5.25%, 5/15/27, 144A	1,760,000	1,685,200

		25,705,976

Retail - 3.1%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	1,598,000	1,599,918
4.25%, 5/15/24, 144A (a)	1,929,000	1,832,550
5.00%, 10/15/25, 144A	3,932,000	3,745,230
Asbury Automotive Group, Inc.
6.00%, 12/15/24	1,114,000	1,108,430
Beacon Roofing Supply, Inc., 144A
4.875%, 11/01/25	1,984,000	1,835,200
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/01/21 (a)	654,000	609,855
6.75%, 1/15/22 (a)	718,000	662,355
6.75%, 6/15/23 (a)	700,000	623,000
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	1,118,000	1,133,372
8.75%, 10/01/25, 144A	1,994,000	2,083,730
Group 1 Automotive, Inc.
5.00%, 6/01/22	1,300,000	1,309,750
IRB Holding Corp., 144A
6.75%, 2/15/26	400,000	379,000
JC Penney Corp., Inc.
5.875%, 7/01/23, 144A (a)	551,000	506,920
8.625%, 3/15/25, 144A	650,000	541,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/01/24, 144A	1,673,000	1,656,270
5.25%, 6/01/26, 144A	1,436,000	1,407,280
4.75%, 6/01/27, 144A	555,000	523,087
L Brands, Inc.
7.00%, 5/01/20	1,261,000	1,339,812
6.625%, 4/01/21	1,181,000	1,248,908
5.625%, 2/15/22	1,442,000	1,474,445
5.625%, 10/15/23 (a)	600,000	616,500
5.25%, 2/01/28 (a)	675,000	616,781
Men’s Wearhouse, Inc.
7.00%, 7/01/22	636,000	656,670
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21 (a)	1,375,500	990,360
Penske Automotive Group, Inc.
5.75%, 10/01/22	469,000	479,846
5.50%, 5/15/26	983,000	970,713
PetSmart, Inc.
7.125%, 3/15/23, 144A	2,705,000	1,314,089
5.875%, 6/01/25, 144A	1,862,000	1,294,090
8.875%, 6/01/25, 144A (a)	923,000	445,348
QVC, Inc.
5.125%, 7/02/22	449,000	464,896
4.375%, 3/15/23	972,000	969,238
4.85%, 4/01/24	707,000	717,705
4.45%, 2/15/25	1,163,000	1,132,187
Rite Aid Corp., 144A
6.125%, 4/01/23	1,836,000	1,888,785
Sears Holdings Corp.
8.00%, 12/15/19	481,000	303,030
Staples, Inc., 144A
8.50%, 9/15/25 (a)	1,315,000	1,222,950
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/01/24	664,000	642,885

		40,346,310

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	900,000	902,250

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
2.35%, 8/15/21	200,000	183,000
6.75%, 12/31/25, 144A (a)	1,733,000	1,692,361

		1,875,361

Consumer, Non-cyclical - 18.0%
Agriculture - 0.1%
Vector Group Ltd., 144A
6.125%, 2/01/25	1,231,000	1,209,457

Commercial Services - 3.8%
ADT Corp.
6.25%, 10/15/21	2,285,000	2,364,975
3.50%, 7/15/22	1,705,000	1,577,125
4.125%, 6/15/23	269,000	246,807
4.875%, 7/15/32, 144A	100,000	79,000
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	780,000	764,400
APX Group, Inc.
8.75%, 12/01/20	992,000	954,800
7.875%, 12/01/22	1,300,000	1,287,000
7.625%, 9/01/23 (a)	855,000	754,537
Ashtead Capital, Inc.
5.625%, 10/01/24, 144A	1,006,000	1,038,695
4.125%, 8/15/25, 144A	990,000	934,312
4.375%, 8/15/27, 144A	903,000	837,532
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.125%, 6/01/22, 144A (a)	807,000	795,016
5.50%, 4/01/23	1,150,000	1,111,188
Brink’s Co., 144A
4.625%, 10/15/27	1,090,000	983,725
Corporate Risk Holdings LLC, 144A
9.50%, 7/01/19	796,000	837,292
Gartner, Inc., 144A
5.125%, 4/01/25	1,126,000	1,120,370
Herc Rentals, Inc.
7.50%, 6/01/22, 144A	536,000	569,500
7.75%, 6/01/24, 144A	1,400,000	1,512,000
Hertz Corp.
5.875%, 10/15/20	888,000	859,318
7.375%, 1/15/21 (a)	650,000	638,625
7.625%, 6/01/22, 144A	1,932,000	1,893,360
6.25%, 10/15/22 (a)	513,000	459,135
5.50%, 10/15/24, 144A (a)	1,313,000	1,055,324
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/01/23	1,600,000	1,612,400
Laureate Education, Inc., 144A
8.25%, 5/01/25	735,000	780,938
Monitronics International, Inc.
9.125%, 4/01/20 (a)	690,000	488,175
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21, 144A	1,150,000	1,158,625
5.00%, 2/01/25, 144A (a)	828,000	801,090
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20	820,275	823,351
5.00%, 4/15/22, 144A	3,260,000	3,241,972
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	3,168,000	3,359,664
RR Donnelley & Sons Co.
7.875%, 3/15/21 (a)	885,000	915,975
Service Corp. International
5.375%, 1/15/22	687,000	696,876
5.375%, 5/15/24	855,000	865,688
4.625%, 12/15/27	1,025,000	979,910
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	1,100,000	1,068,375
Team Health Holdings, Inc., 144A
6.375%, 2/01/25 (a)	1,039,000	906,528
United Rentals North America, Inc.
4.625%, 7/15/23	1,413,000	1,428,896
5.75%, 11/15/24	1,072,000	1,108,180
5.50%, 7/15/25	1,167,000	1,185,964
4.625%, 10/15/25	993,000	956,706
5.875%, 9/15/26	1,824,000	1,871,880
5.50%, 5/15/27	2,546,000	2,526,905
4.875%, 1/15/28	1,023,000	963,257
WEX, Inc., 144A
4.75%, 2/01/23	106,000	106,596

		50,521,987

Cosmetics/Personal Care - 0.5%
Avon Products, Inc.
6.60%, 3/15/20	1,314,000	1,320,570
7.00%, 3/15/23	466,000	394,935
Coty, Inc., 144A
6.50%, 4/15/26	700,000	676,375
Edgewell Personal Care Co.
4.70%, 5/19/21	900,000	904,500
4.70%, 5/24/22	700,000	687,750
First Quality Finance Co., Inc.
4.625%, 5/15/21, 144A	767,000	754,536
5.00%, 7/01/25, 144A	626,000	588,440
Revlon Consumer Products Corp.
5.75%, 2/15/21 (a)	714,000	539,070
6.25%, 8/01/24	600,000	346,500

		6,212,676

Food - 1.7%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
6.625%, 6/15/24	1,678,000	1,586,213
5.75%, 3/15/25	1,800,000	1,593,360
B&G Foods, Inc.
4.625%, 6/01/21	883,000	871,962
5.25%, 4/01/25 (a)	1,327,000	1,250,697
Barry Callebaut Services NV, 144A
5.50%, 6/15/23	400,000	412,000
Darling Ingredients, Inc.
5.375%, 1/15/22	568,000	579,190
Lamb Weston Holdings, Inc.
4.625%, 11/01/24, 144A	2,136,000	2,109,300
4.875%, 11/01/26, 144A	469,000	466,069
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	1,053,000	1,018,777
5.875%, 9/30/27, 144A	1,535,000	1,446,738
Post Holdings, Inc.
5.50%, 3/01/25, 144A	1,364,000	1,346,950
5.00%, 8/15/26, 144A	2,123,000	1,995,620
5.75%, 3/01/27, 144A	2,300,000	2,230,287
5.625%, 1/15/28, 144A	1,522,000	1,440,193
Sigma Holdco BV, 144A
7.875%, 5/15/26	600,000	577,500
SUPERVALU, Inc.
6.75%, 6/01/21 (a)	639,000	648,585
TreeHouse Foods, Inc.
4.875%, 3/15/22	1,041,000	1,041,000
6.00%, 2/15/24, 144A	799,500	822,006
US Foods, Inc., 144A
5.875%, 6/15/24	764,000	781,190

		22,217,637

Healthcare-Products - 1.5%
Avantor, Inc.
6.00%, 10/01/24, 144A	2,375,000	2,369,063
9.00%, 10/01/25, 144A	2,796,000	2,893,860
DJO Finance LLC / DJO Finance Corp., 144A
8.125%, 6/15/21	1,469,000	1,485,526
Hill-Rom Holdings, Inc., 144A
5.75%, 9/01/23	56,000	57,680
Hologic, Inc.
4.375%, 10/15/25, 144A	1,540,000	1,476,475
4.625%, 2/01/28, 144A	640,000	604,800
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/21, 144A	900,000	925,875
12.50%, 11/01/21, 144A	670,000	745,375
Mallinckrodt International Finance SA
4.75%, 4/15/23 (a)	898,000	727,380
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A (a)	1,700,000	1,644,750
5.75%, 8/01/22, 144A (a)	995,000	865,650
5.625%, 10/15/23, 144A (a)	1,171,000	973,394
5.50%, 4/15/25, 144A (a)	970,000	778,522
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	1,901,000	1,888,016
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	586,000	594,790
Teleflex, Inc.
4.875%, 6/01/26	500,000	490,000
4.625%, 11/15/27	1,035,000	976,781

		19,497,937

Healthcare-Services - 7.6%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	1,200,000	1,219,500

Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	450,000	434,340
Centene Corp.
5.625%, 2/15/21	1,277,000	1,314,301
4.75%, 5/15/22	3,133,000	3,179,995
6.125%, 2/15/24	1,158,000	1,220,242
4.75%, 1/15/25	1,070,000	1,065,987
Centene Escrow I Corp., 144A
5.375%, 6/01/26	2,200,000	2,229,040
Charles River Laboratories International, Inc., 144A
5.50%, 4/01/26	500,000	503,125
CHS/Community Health Systems, Inc.
8.00%, 11/15/19 (a)	3,209,000	3,128,775
7.125%, 7/15/20 (a)	2,201,000	1,859,845
5.125%, 8/01/21 (a)	2,100,000	1,983,849
6.875%, 2/01/22 (a)	3,129,000	1,658,370
6.25%, 3/31/23	3,912,000	3,667,500
DaVita, Inc.
5.75%, 8/15/22	1,650,000	1,686,094
5.125%, 7/15/24	2,748,000	2,684,452
5.00%, 5/01/25	1,965,000	1,867,339
Encompass Health Corp.
5.75%, 11/01/24	1,618,000	1,648,338
Envision Healthcare Corp.
5.125%, 7/01/22, 144A	1,315,000	1,324,863
5.625%, 7/15/22	1,315,000	1,346,231
6.25%, 12/01/24, 144A	800,000	848,160
HCA Healthcare, Inc.
6.25%, 2/15/21	1,700,000	1,785,000
HCA, Inc.
4.25%, 10/15/19	1,486,000	1,504,575
6.50%, 2/15/20	3,540,000	3,708,150
7.50%, 2/15/22	2,936,000	3,214,920
5.875%, 3/15/22	3,000,000	3,161,250
4.75%, 5/01/23	1,415,000	1,427,381
5.875%, 5/01/23	2,180,000	2,272,650
5.00%, 3/15/24	2,778,000	2,804,947
5.375%, 2/01/25	3,313,000	3,263,305
5.25%, 4/15/25	1,934,000	1,948,505
5.875%, 2/15/26	2,253,000	2,272,736
5.25%, 6/15/26	2,217,000	2,214,229
4.50%, 2/15/27	1,207,000	1,146,650
Kindred Healthcare, Inc.
8.00%, 1/15/20	1,099,500	1,176,454
6.375%, 4/15/22	964,000	993,855
8.75%, 1/15/23	763,000	815,456
LifePoint Health, Inc.
5.50%, 12/01/21 (a)	584,000	588,380
5.875%, 12/01/23	1,676,000	1,682,285
5.375%, 5/01/24	988,000	957,125
MEDNAX, Inc., 144A
5.25%, 12/01/23	560,000	553,000
Molina Healthcare, Inc.
5.375%, 11/15/22	1,350,000	1,356,629
MPH Acquisition Holdings LLC, 144A
7.125%, 6/01/24	2,245,000	2,334,800
One Call Corp., 144A
10.00%, 10/01/24	556,000	492,060
Quorum Health Corp.
11.625%, 4/15/23	550,000	544,500
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/01/23	888,000	935,730
Select Medical Corp.
6.375%, 6/01/21	895,000	910,663
Surgery Center Holdings, Inc., 144A
8.875%, 4/15/21	603,000	621,090
Tenet Healthcare Corp.
4.75%, 6/01/20	1,350,000	1,363,095
6.00%, 10/01/20	1,753,000	1,816,546
4.50%, 4/01/21	2,758,000	2,755,242
4.375%, 10/01/21	1,802,000	1,792,990
7.50%, 1/01/22, 144A	1,853,000	1,948,337
8.125%, 4/01/22	4,038,000	4,239,900
6.75%, 6/15/23 (a)	2,473,000	2,469,909
4.625%, 7/15/24, 144A	2,044,000	1,972,460
5.125%, 5/01/25, 144A	1,000,000	973,750
7.00%, 8/01/25, 144A	709,000	707,228
WellCare Health Plans, Inc.
5.25%, 4/01/25	1,361,000	1,361,000

		100,957,128

Household Products/Wares - 0.3%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	105,000	104,869
6.375%, 3/01/24, 144A	1,150,000	1,138,500

Spectrum Brands, Inc.
6.625%, 11/15/22	481,000	498,316
5.75%, 7/15/25	2,075,000	2,064,625

		3,806,310

Pharmaceuticals - 2.5%
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	1,974,000	1,460,760
6.00%, 2/01/25, 144A	1,074,500	768,267
Endo Finance LLC, 144A
5.75%, 1/15/22	1,304,000	1,098,620
Endo Finance LLC / Endo Finco, Inc., 144A
5.375%, 1/15/23	1,850,000	1,382,320
Horizon Pharma, Inc.
6.625%, 5/01/23	300,000	303,000
Valeant Pharmaceuticals International 6.75%,
8/15/21, 144A	315,000	318,441
7.25%, 7/15/22, 144A (a)	1,231,000	1,252,789
9.25%, 4/01/26, 144A	2,292,000	2,411,482
8.50%, 1/31/27, 144A	150,000	153,094
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20, 144A	250,000	253,813
7.50%, 7/15/21, 144A	2,120,500	2,168,211
5.625%, 12/01/21, 144A	969,000	963,913
6.50%, 3/15/22, 144A	1,911,000	1,993,077
5.50%, 3/01/23, 144A	2,729,000	2,553,935
5.875%, 5/15/23, 144A	4,216,000	3,999,930
7.00%, 3/15/24, 144A	2,629,000	2,763,736
6.125%, 4/15/25, 144A	4,236,000	3,934,185
5.50%, 11/01/25, 144A	2,154,000	2,121,690
9.00%, 12/15/25, 144A	2,412,000	2,532,600
Vizient, Inc., 144A
10.375%, 3/01/24	525,000	580,125

		33,013,988

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
HRG Group, Inc.
7.75%, 1/15/22	612,000	630,176
Stena AB, 144A
7.00%, 2/01/24	336,000	315,000

		945,176

Energy - 13.2%
Coal - 0.2%
Murray Energy Corp., 144A
11.25%, 4/15/21	1,500,000	645,000
Peabody Energy Corp.
6.00%, 3/31/22, 144A	683,000	700,724
6.375%, 3/31/25, 144A	818,000	851,742

		2,197,466

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	885,000	856,238
5.00%, 1/31/28, 144A	900,000	852,750

		1,708,988

Oil & Gas - 9.4%
Aker BP ASA
6.00%, 7/01/22, 144A	344,000	355,834
5.875%, 3/31/25, 144A	825,000	851,812
Antero Resources Corp.
5.375%, 11/01/21	1,346,000	1,365,180
5.125%, 12/01/22	922,000	931,220
5.625%, 6/01/23	1,130,000	1,152,600
5.00%, 3/01/25	1,348,500	1,346,396
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/01/22	2,066,040	2,236,488
Baytex Energy Corp.
5.125%, 6/01/21, 144A	489,000	466,995
5.625%, 6/01/24, 144A	504,000	461,160
Berry Petroleum Co. LLC, 144A
7.00%, 2/15/26	350,000	357,000
California Resources Corp., 144A
8.00%, 12/15/22	3,010,000	2,671,616
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	1,114,000	1,101,467

Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)	1,028,000	1,045,990
Chesapeake Energy Corp.
6.625%, 8/15/20	400,000	415,080
6.125%, 2/15/21	1,052,000	1,067,780
4.875%, 4/15/22 (a)	551,000	538,602
8.00%, 12/15/22, 144A	2,000,000	2,122,500
8.00%, 1/15/25 (a)	1,882,000	1,874,942
8.00%, 6/15/27 (a)	1,579,000	1,571,105
Citgo Holding, Inc., 144A
10.75%, 2/15/20	2,606,000	2,794,935
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	420,000	420,000
CNX Resources Corp.
5.875%, 4/15/22	2,021,000	2,043,736
Continental Resources, Inc.
5.00%, 9/15/22	2,953,000	3,001,232
4.50%, 4/15/23	1,810,000	1,848,609
3.80%, 6/01/24	1,458,000	1,427,575
4.375%, 1/15/28, 144A	4,000	4,001
4.375%, 1/15/28	1,464,000	1,464,541
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	1,429,000	1,393,304
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	900,000	960,750
9.25%, 3/31/22, 144A	760,000	811,300
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (a)	700,000	725,375
Diamondback Energy, Inc.
4.75%, 11/01/24	1,000,000	968,750
5.375%, 5/31/25	562,000	558,487
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	713,000	700,522
5.75%, 1/30/28, 144A	945,000	932,006
Ensco PLC
4.50%, 10/01/24	1,023,000	855,484
5.20%, 3/15/25 (a)	1,690,000	1,421,712
7.75%, 2/01/26	700,000	669,375
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/24, 144A	1,466,000	1,158,580
8.00%, 11/29/24, 144A (a)	725,000	721,375
8.00%, 2/15/25, 144A	1,347,000	979,942
7.75%, 5/15/26, 144A	1,400,000	1,428,000
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	731,000	769,377
5.625%, 2/01/26, 144A	630,000	604,012
Gulfport Energy Corp.
6.00%, 10/15/24	1,584,000	1,496,880
6.375%, 5/15/25	905,000	872,185
6.375%, 1/15/26	151,000	144,583
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/24, 144A	859,000	841,820
5.75%, 10/01/25, 144A	665,000	666,663
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 4/01/22 (a)	650,000	401,375
9.25%, 3/15/23, 144A	601,000	588,980
Jupiter Resources, Inc., 144A
8.50%, 10/01/22 (a)	1,693,000	711,060
MEG Energy Corp.
6.375%, 1/30/23, 144A	1,302,000	1,181,565
7.00%, 3/31/24, 144A	1,333,000	1,209,698
6.50%, 1/15/25, 144A	903,000	908,364
Murphy Oil Corp.
4.00%, 6/01/22	1,087,000	1,067,978
4.45%, 12/01/22	944,000	932,200
6.875%, 8/15/24	608,000	646,000
5.75%, 8/15/25	717,000	717,000
Nabors Industries, Inc.
5.00%, 9/15/20	950,000	964,250
4.625%, 9/15/21 (a)	1,300,000	1,280,500
5.50%, 1/15/23 (a)	735,000	723,975
5.75%, 2/01/25, 144A	1,169,000	1,109,089
Newfield Exploration Co.
5.75%, 1/30/22	1,035,000	1,090,631
5.625%, 7/01/24	1,800,000	1,907,460
5.375%, 1/01/26	828,000	855,945
Noble Holding International Ltd.
7.75%, 1/15/24 (a)	1,243,000	1,171,528
7.95%, 4/01/25 (a)	852,000	781,625
7.875%, 2/01/26, 144A	674,000	687,480
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,178,000	1,198,615
Parkland Fuel Corp., 144A
6.00%, 4/01/26	750,000	744,375

Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/01/24, 144A	569,000	588,915
5.375%, 1/15/25, 144A	1,269,000	1,259,483
5.25%, 8/15/25, 144A	1,334,000	1,300,650
5.625%, 10/15/27, 144A	339,000	335,610
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	782,000	813,045
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	1,318,000	1,372,368
PDC Energy, Inc.
6.125%, 9/15/24	1,178,000	1,204,505
5.75%, 5/15/26, 144A	332,000	329,095
Precision Drilling Corp.
5.25%, 11/15/24	419,000	395,955
7.125%, 1/15/26, 144A (a)	800,000	818,000
Puma International Financing SA
5.125%, 10/06/24, 144A (a)	1,000,000	966,880
5.00%, 1/24/26, 144A	900,000	840,797
QEP Resources, Inc.
5.375%, 10/01/22	811,000	829,004
5.25%, 5/01/23	850,000	836,188
5.625%, 3/01/26	742,000	711,393
Range Resources Corp.
5.75%, 6/01/21	410,000	423,325
5.00%, 8/15/22	770,000	766,150
5.00%, 3/15/23	1,554,000	1,515,150
4.875%, 5/15/25 (a)	910,000	859,950
Rowan Cos., Inc.
4.875%, 6/01/22	788,000	741,705
7.375%, 6/15/25	835,000	803,688
RSP Permian, Inc.
6.625%, 10/01/22	970,000	1,013,650
5.25%, 1/15/25	845,000	871,406
Sable Permian Resources Land LLC / AEPB Finance Corp.
7.125%, 11/01/20, 144A	986,000	675,410
13.00%, 11/30/20, 144A	600,000	675,000
7.375%, 11/01/21, 144A (a)	577,000	395,245
Sanchez Energy Corp.
7.75%, 6/15/21 (a)	636,000	549,936
6.125%, 1/15/23	1,961,000	1,299,163
7.25%, 2/15/23, 144A (a)	665,000	655,025
Seven Generations Energy Ltd.
6.75%, 5/01/23, 144A	600,000	628,500
6.875%, 6/30/23, 144A	818,000	850,720
5.375%, 9/30/25, 144A	1,000,000	967,500
SM Energy Co.
6.125%, 11/15/22 (a)	941,000	959,820
5.00%, 1/15/24 (a)	800,000	754,000
5.625%, 6/01/25 (a)	870,000	837,375
6.75%, 9/15/26 (a)	580,000	593,050
Southwestern Energy Co.
4.10%, 3/15/22 (a)	1,160,000	1,133,900
6.70%, 1/23/25	1,565,000	1,545,438
7.50%, 4/01/26	1,201,000	1,249,064
7.75%, 10/01/27 (a)	577,000	605,850
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23, 144A	1,111,000	1,063,794
5.50%, 2/15/26, 144A	1,000,000	948,750
5.875%, 3/15/28, 144A	875,000	824,250
Transocean, Inc.
5.80%, 10/15/22 (a)	513,000	513,000
9.00%, 7/15/23, 144A	2,009,000	2,172,231
7.50%, 1/15/26, 144A	704,000	715,440
Ultra Resources, Inc.
6.875%, 4/15/22, 144A (a)	1,096,000	741,170
7.125%, 4/15/25, 144A (a)	708,000	442,500
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	925,000	945,813
6.25%, 4/01/23 (a)	496,950	508,131
6.625%, 1/15/26, 144A	1,608,000	1,648,200
WildHorse Resource Development Corp., 144A
6.875%, 2/01/25	700,000	718,375
WPX Energy, Inc.
6.00%, 1/15/22	142,000	149,810
8.25%, 8/01/23	1,500,000	1,710,000
5.25%, 9/15/24	823,000	818,885

		123,390,828

Oil & Gas Services - 0.7%
Bristow Group, Inc.
6.25%, 10/15/22 (a)	485,000	380,119
KCA Deutag UK Finance PLC, 144A
9.875%, 4/01/22	1,050,000	1,083,495

McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/01/24	1,919,000	2,010,152
SESI LLC
7.125%, 12/15/21	531,000	541,620
7.75%, 9/15/24	1,086,000	1,129,440
Transocean Proteus Ltd., 144A
6.25%, 12/01/24	450,000	458,437
Weatherford International LLC, 144A
9.875%, 3/01/25	250,000	245,000
Weatherford International Ltd.
7.75%, 6/15/21 (a)	857,000	873,069
4.50%, 4/15/22 (a)	526,000	481,948
8.25%, 6/15/23 (a)	1,082,000	1,052,245
9.875%, 2/15/24	1,193,000	1,175,105

		9,430,630

Pipelines - 2.8%
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	1,646,000	1,808,559
5.875%, 3/31/25	1,669,000	1,748,277
5.125%, 6/30/27	2,584,000	2,577,540
Cheniere Energy Partners LP, 144A
5.25%, 10/01/25	2,100,000	2,047,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/01/23	1,015,000	1,037,837
5.75%, 4/01/25	777,000	766,316
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	674,000	692,535
4.75%, 9/30/21, 144A	790,000	801,850
3.875%, 3/15/23	750,000	723,750
Energy Transfer Equity LP
7.50%, 10/15/20	1,929,000	2,083,320
4.25%, 3/15/23	776,000	753,690
5.875%, 1/15/24	1,561,000	1,623,440
5.50%, 6/01/27	1,677,000	1,704,251
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/01/22	1,150,000	1,173,000
6.00%, 5/15/23	552,000	540,960
6.50%, 10/01/25	774,000	748,845
6.25%, 5/15/26	623,000	587,177
NGPL PipeCo LLC
4.375%, 8/15/22, 144A	1,185,000	1,187,962
4.875%, 8/15/27, 144A	929,000	905,450
NuStar Logistics LP
4.80%, 9/01/20	709,000	710,773
5.625%, 4/28/27	750,000	717,188
Rockies Express Pipeline LLC, 144A
5.625%, 4/15/20	1,023,000	1,055,941
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24, 144A	1,250,000	1,262,500
5.50%, 1/15/28, 144A	919,000	890,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	245,000	246,225
5.25%, 5/01/23	1,120,000	1,131,200
4.25%, 11/15/23	1,241,000	1,185,155
6.75%, 3/15/24	832,000	877,777
5.125%, 2/01/25	106,000	104,940
5.875%, 4/15/26, 144A	1,300,000	1,307,722
5.375%, 2/01/27	1,184,000	1,149,960
5.00%, 1/15/28, 144A	1,014,000	955,391
Williams Cos., Inc.
3.70%, 1/15/23	1,349,000	1,318,823
4.55%, 6/24/24	1,216,000	1,226,640

		37,652,775

Financial - 9.9%
Banks - 1.8%
CIT Group, Inc.
5.375%, 5/15/20	1,609,000	1,661,292
4.125%, 3/09/21	700,000	700,875
5.00%, 8/15/22	1,368,000	1,393,650
5.00%, 8/01/23	819,000	829,238
5.25%, 3/07/25	1,050,000	1,068,375
6.125%, 3/09/28	450,000	461,250
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	357,000	356,000
8.25%, 4/15/25, 144A	1,200,000	1,200,000
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	2,950,000	2,693,266
5.71%, 1/15/26, 144A	1,949,000	1,791,720

Royal Bank of Scotland Group PLC
6.125%, 12/15/22	3,750,000	3,974,655
6.10%, 6/10/23	979,000	1,042,342
6.00%, 12/19/23	2,241,000	2,378,240
5.125%, 5/28/24	3,607,000	3,678,712

		23,229,615

Diversified Financial Services - 3.9%
Aircastle Ltd.
6.25%, 12/01/19	844,000	875,650
5.125%, 3/15/21	1,012,000	1,039,830
5.50%, 2/15/22	1,684,000	1,759,780
5.00%, 4/01/23	370,000	378,325
4.125%, 5/01/24	296,000	288,970
Ally Financial, Inc.
3.75%, 11/18/19	532,000	533,995
8.00%, 3/15/20	2,339,000	2,514,472
4.125%, 3/30/20	1,134,000	1,141,099
7.50%, 9/15/20	1,142,000	1,227,422
4.25%, 4/15/21	625,000	631,250
4.125%, 2/13/22	537,000	533,708
4.625%, 5/19/22	1,117,000	1,124,026
5.125%, 9/30/24	439,000	451,072
4.625%, 3/30/25	1,028,000	1,019,005
5.75%, 11/20/25	1,428,000	1,461,201
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	1,521,000	1,528,605
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 4/01/20, 144A	1,559,000	1,576,539
7.50%, 4/15/21, 144A	418,000	424,792
6.875%, 4/15/22, 144A	1,067,000	1,065,666
7.25%, 8/15/24, 144A	464,000	459,360
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	283,000	283,707
5.25%, 10/01/25, 144A	850,000	794,750
Lincoln Finance Ltd., 144A
7.375%, 4/15/21	445,000	458,906
Lions Gate Capital Holdings LLC, 144A
5.875%, 11/01/24	800,000	804,000
LPL Holdings, Inc., 144A
5.75%, 9/15/25	1,000,000	965,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/01/21	832,000	842,400
Navient Corp.
Series MTN, 4.875%, 6/17/19	1,595,000	1,613,263
Series MTN, 8.00%, 3/25/20	1,584,000	1,688,544
5.00%, 10/26/20	1,160,000	1,169,860
5.875%, 3/25/21	715,000	734,663
6.625%, 7/26/21	545,000	566,800
Series MTN, 7.25%, 1/25/22	1,437,000	1,525,016
6.50%, 6/15/22	580,000	599,575
5.50%, 1/25/23	1,636,000	1,615,550
7.25%, 9/25/23	1,850,000	1,956,375
Series MTN, 6.125%, 3/25/24	992,000	999,440
5.875%, 10/25/24 (a)	1,033,000	1,022,980
6.75%, 6/25/25	317,000	323,245
NFP Corp., 144A
6.875%, 7/15/25	1,623,000	1,610,828
Quicken Loans, Inc.
5.75%, 5/01/25, 144A	1,887,000	1,850,581
5.25%, 1/15/28, 144A	1,264,000	1,161,300
Springleaf Finance Corp.
5.25%, 12/15/19	658,000	672,805
8.25%, 12/15/20	1,044,000	1,140,570
7.75%, 10/01/21	714,000	775,147
6.125%, 5/15/22	2,123,000	2,176,075
5.625%, 3/15/23	1,884,000	1,865,160
6.875%, 3/15/25	1,330,000	1,326,675
7.125%, 3/15/26	1,100,000	1,102,420
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	423,000	401,321

		52,081,723

Insurance - 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/01/23	1,663,000	1,721,205
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	598,000	620,425
AssuredPartners, Inc., 144A
7.00%, 8/15/25	898,000	880,040
Genworth Holdings, Inc.
7.625%, 9/24/21	877,000	870,422
4.90%, 8/15/23	769,000	647,883
4.80%, 2/15/24	457,000	382,166

HUB International Ltd., 144A
7.00%, 5/01/26	1,800,000	1,805,940
Radian Group, Inc.
4.50%, 10/01/24	592,000	566,100

		7,494,181

Real Estate - 0.4%
Howard Hughes Corp., 144A
5.375%, 3/15/25	1,679,000	1,626,531
Kennedy-Wilson, Inc.
5.875%, 4/01/24	781,000	771,237
5.875%, 4/01/24, 144A	500,000	493,750
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/01/21, 144A	450,000	453,938
4.875%, 6/01/23, 144A	1,099,000	1,038,555
WeWork Cos., Inc., 144A
7.875%, 5/01/25	700,000	662,473

		5,046,484

Real Estate Investment Trusts - 2.7%
CBL & Associates LP
5.25%, 12/01/23 (a)	750,000	640,968
5.95%, 12/15/26 (a)	775,000	634,467
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	1,080,000	1,084,050
5.375%, 3/15/27	500,000	503,750
Equinix, Inc.
5.375%, 1/01/22	836,000	862,125
5.375%, 4/01/23	3,230,000	3,318,825
5.75%, 1/01/25	780,000	797,550
5.875%, 1/15/26	1,749,000	1,786,166
5.375%, 5/15/27	887,000	892,810
ESH Hospitality, Inc., 144A
5.25%, 5/01/25	1,829,000	1,761,510
Iron Mountain, Inc.
4.375%, 6/01/21, 144A	124,000	125,432
6.00%, 8/15/23	1,199,000	1,240,965
5.75%, 8/15/24	1,561,000	1,543,361
4.875%, 9/15/27, 144A	2,000,000	1,870,000
5.25%, 3/15/28, 144A	758,000	717,257
iStar, Inc. 5.00%, 7/01/19	463,000	462,373
4.625%, 9/15/20	950,000	939,312
5.25%, 9/15/22	259,000	252,201
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24	2,782,000	2,823,730
4.50%, 9/01/26	669,000	617,153
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/01/24	900,000	949,500
5.25%, 8/01/26	1,342,000	1,308,450
5.00%, 10/15/27	1,502,000	1,415,725
SBA Communications Corp.
4.875%, 7/15/22	1,272,000	1,258,485
4.00%, 10/01/22, 144A	861,000	830,865
4.875%, 9/01/24	1,550,000	1,451,203
Starwood Property Trust, Inc.
3.625%, 2/01/21, 144A	575,000	566,375
5.00%, 12/15/21	895,000	910,663
4.75%, 3/15/25, 144A	878,000	847,007
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24 (a)	819,000	767,567
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	675,000	661,078
8.25%, 10/15/23	1,713,000	1,678,226

		35,519,149

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/01/20	1,186,000	1,208,979
5.875%, 2/01/22	2,431,000	2,464,426
6.25%, 2/01/22	1,414,000	1,451,118
6.75%, 2/01/24	952,000	976,990
6.375%, 12/15/25	875,000	873,906

		6,975,419

Industrial - 8.0%
Aerospace/Defense - 2.0%
Arconic, Inc.
6.15%, 8/15/20	659,000	691,192
5.40%, 4/15/21	1,595,000	1,642,690
5.87%, 2/23/22	1,169,000	1,227,567
5.125%, 10/01/24	1,904,000	1,917,090

Bombardier, Inc.
7.75%, 3/15/20, 144A	1,900,000	2,025,875
8.75%, 12/01/21, 144A	1,727,000	1,925,605
5.75%, 3/15/22, 144A (a)	600,000	603,750
6.00%, 10/15/22, 144A	2,327,000	2,320,717
6.125%, 1/15/23, 144A	1,082,000	1,083,352
7.50%, 12/01/24, 144A	1,283,000	1,340,735
7.50%, 3/15/25, 144A	2,270,000	2,355,352
KLX, Inc., 144A
5.875%, 12/01/22	1,782,000	1,868,872
Northrop Grumman Innovation Systems, Inc.
5.50%, 10/01/23	506,000	528,770
TransDigm, Inc.
5.50%, 10/15/20	453,000	454,699
6.00%, 7/15/22	1,622,000	1,648,357
6.50%, 7/15/24	2,109,000	2,156,453
6.50%, 5/15/25	1,215,000	1,235,534
6.375%, 6/15/26	1,519,000	1,530,393

		26,557,003

Building Materials - 0.8%
Builders FirstSource, Inc., 144A
5.625%, 9/01/24	1,219,000	1,201,922
Griffon Corp.
5.25%, 3/01/22	1,200,000	1,162,500
Jeld-Wen, Inc.
4.625%, 12/15/25, 144A	500,000	473,750
4.875%, 12/15/27, 144A	350,000	326,375
Standard Industries, Inc.
5.50%, 2/15/23, 144A	737,000	754,504
5.375%, 11/15/24, 144A	1,912,000	1,888,100
6.00%, 10/15/25, 144A	1,494,000	1,516,410
5.00%, 2/15/27, 144A	984,000	924,960
Standard Industries, Inc./NJ, 144A
4.75%, 1/15/28	850,000	784,125
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	1,213,000	1,231,195
USG Corp., 144A
4.875%, 6/01/27	531,000	530,495

		10,794,336

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	1,005,000	987,412
General Cable Corp.
5.75%, 10/01/22	609,000	625,748

		1,613,160

Electronics - 0.1%
Itron, Inc., 144A
5.00%, 1/15/26	500,000	481,250

Engineering & Construction - 0.5%
AECOM
5.875%, 10/15/24	1,549,000	1,583,852
5.125%, 3/15/27	1,201,000	1,116,930
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	1,339,000	1,374,149
MasTec, Inc.
4.875%, 3/15/23	510,000	506,813
Pisces Midco, Inc., 144A
8.00%, 4/15/26	900,000	881,721
StandardAero Aviation Holdings, Inc., 144A
10.00%, 7/15/23	500,000	542,500

		6,005,965

Environmental Control - 0.4%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	550,000	551,375
Clean Harbors, Inc.
5.25%, 8/01/20	683,000	686,838
5.125%, 6/01/21	1,182,000	1,192,343
Core & Main LP, 144A
6.125%, 8/15/25	730,000	704,450
Covanta Holding Corp.
6.375%, 10/01/22	278,000	283,560
5.875%, 3/01/24	728,000	717,080
5.875%, 7/01/25	748,000	722,979
GFL Environmental, Inc., 144A
5.375%, 3/01/23	950,000	892,430

		5,751,055

Machinery-Construction & Mining - 0.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A
9.25%, 3/15/24	1,601,000	1,712,222
Vertiv Group Corp., 144A
9.25%, 10/15/24	1,300,000	1,280,500

		2,992,722

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/01/24	678,000	740,715
Welbilt, Inc.
9.50%, 2/15/24	378,000	418,635

		1,159,350

Metal Fabricate/Hardware - 0.3%
Novelis Corp.
6.25%, 8/15/24, 144A	1,532,000	1,555,133
5.875%, 9/30/26, 144A	1,735,000	1,704,811

		3,259,944

Packaging & Containers - 2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 6/30/21, 144A	878,500	890,579
4.25%, 9/15/22, 144A	1,166,000	1,157,255
4.625%, 5/15/23, 144A	1,280,000	1,276,416
7.25%, 5/15/24, 144A	2,936,000	3,075,460
6.00%, 2/15/25, 144A	2,001,000	1,965,982
Ball Corp.
4.375%, 12/15/20	1,275,000	1,301,418
5.00%, 3/15/22	1,565,000	1,615,862
4.00%, 11/15/23	711,000	699,446
5.25%, 7/01/25	955,000	976,488
4.875%, 3/15/26	1,310,000	1,300,175
Berry Global, Inc.
5.50%, 5/15/22	145,000	147,719
6.00%, 10/15/22	1,216,000	1,257,040
5.125%, 7/15/23	1,449,000	1,439,944
4.50%, 2/15/26, 144A	800,000	750,000
BWAY Holding Co.
5.50%, 4/15/24, 144A	1,523,000	1,507,770
7.25%, 4/15/25, 144A	2,148,000	2,114,491
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	1,347,000	1,315,143
Crown Americas LLC / Crown Americas Capital Corp. VI, 144A
4.75%, 2/01/26	100,000	94,710
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	753,000	730,410
Graphic Packaging International LLC
4.75%, 4/15/21 (a)	600,000	606,000
Multi-Color Corp., 144A
4.875%, 11/01/25	1,226,000	1,140,180
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	797,000	798,993
5.875%, 8/15/23, 144A	1,083,000	1,104,660
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	3,035,774	3,058,542
6.875%, 2/15/21	1,905	1,927
5.125%, 7/15/23, 144A	2,287,000	2,249,836
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A
7.00%, 7/15/24	858,000	882,088
Sealed Air Corp.
6.50%, 12/01/20, 144A	864,000	913,680
4.875%, 12/01/22, 144A	713,000	729,934
5.25%, 4/01/23, 144A	687,000	704,175
5.125%, 12/01/24, 144A	510,000	519,563
5.50%, 9/15/25, 144A	440,000	455,400

		36,781,286

Transportation - 0.3%
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21	619,000	399,255
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	164,000	167,846
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	1,690,000	1,736,898
6.125%, 9/01/23, 144A	1,656,000	1,698,973

		4,002,972

Trucking & Leasing - 0.4%
Park Aerospace Holdings Ltd.
5.25%, 8/15/22, 144A	2,727,000	2,699,730
4.50%, 3/15/23, 144A	1,795,000	1,714,225
5.50%, 2/15/24, 144A	1,192,000	1,172,630

		5,586,585

Technology - 6.1%
Computers - 1.7%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	2,148,000	2,210,565
7.125%, 6/15/24, 144A	1,160,000	1,246,687
Dell, Inc.
5.875%, 6/15/19 (a)	1,095,000	1,129,164
4.625%, 4/01/21 (a)	1,600,000	1,638,000
Diebold Nixdorf, Inc.
8.50%, 4/15/24 (a)	430,000	420,862
EMC Corp.
2.65%, 6/01/20	1,379,000	1,347,101
3.375%, 6/01/23	2,172,000	2,038,392
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	1,307,000	1,344,576
Harland Clarke Holdings Corp.
9.25%, 3/01/21, 144A	1,794,000	1,794,000
8.375%, 8/15/22, 144A	929,000	935,967
Leidos Holdings, Inc.
4.45%, 12/01/20	591,000	601,343
NCR Corp.
4.625%, 2/15/21	827,000	820,797
5.00%, 7/15/22	899,000	890,010
6.375%, 12/15/23	1,177,000	1,213,499
Sungard Availability Services Capital, Inc., 144A
8.75%, 4/01/22	450,000	273,375
West Corp., 144A
8.50%, 10/15/25	1,574,000	1,466,811
Western Digital Corp.
4.75%, 2/15/26	3,316,000	3,268,333

		22,639,482

Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.00%, 9/01/23	318,000	321,975
5.50%, 12/01/24	1,006,000	1,041,210
5.00%, 9/01/25	1,050,000	1,042,440
Pitney Bowes, Inc.
3.625%, 10/01/21	100,000	92,750
4.375%, 5/15/22	1,200,000	1,089,000
4.625%, 3/15/24 (a)	1,100,000	948,640

		4,536,015

Semiconductors - 1.0%
Amkor Technology, Inc.
6.375%, 10/01/22	774,000	795,285
Micron Technology, Inc.
5.50%, 2/01/25	850,000	888,547
NXP BV / NXP Funding LLC
4.125%, 6/15/20, 144A	1,039,000	1,050,689
4.125%, 6/01/21, 144A	2,344,000	2,367,674
4.625%, 6/15/22, 144A	678,540	694,655
3.875%, 9/01/22, 144A	1,265,000	1,259,466
4.625%, 6/01/23, 144A	1,070,000	1,093,861
Qorvo, Inc.
6.75%, 12/01/23	1,100,000	1,171,500
7.00%, 12/01/25	850,000	919,062
Sensata Technologies BV
4.875%, 10/15/23, 144A	938,000	941,518
5.625%, 11/01/24, 144A	300,000	312,750
5.00%, 10/01/25, 144A	1,011,000	1,018,583
STATS ChipPAC Pte Ltd., 144A
8.50%, 11/24/20	285,000	299,606

		12,813,196

Software - 3.1%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	2,319,000	2,383,004
CDK Global, Inc.
5.00%, 10/15/24	537,000	549,383
4.875%, 6/01/27	1,022,000	968,345
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/01/25	1,500,000	1,440,000

First Data Corp.
5.375%, 8/15/23, 144A	1,014,000	1,030,832
7.00%, 12/01/23, 144A	4,514,000	4,740,603
5.00%, 1/15/24, 144A	3,430,000	3,439,433
5.75%, 1/15/24, 144A	3,072,000	3,095,040
Infor US, Inc.
5.75%, 8/15/20, 144A	600,000	610,500
6.50%, 5/15/22	2,421,000	2,472,446
Informatica LLC, 144A
7.125%, 7/15/23	1,100,000	1,122,000
IQVIA, Inc.
4.875%, 5/15/23, 144A	905,000	914,050
5.00%, 10/15/26, 144A	1,929,000	1,849,429
MSCI, Inc.
5.25%, 11/15/24, 144A	613,000	622,195
5.75%, 8/15/25, 144A	1,137,500	1,175,891
4.75%, 8/01/26, 144A	1,120,000	1,097,600
5.375%, 5/15/27, 144A	500,000	502,500
Nuance Communications, Inc.
5.375%, 8/15/20, 144A	260,000	261,625
5.625%, 12/15/26	900,000	882,000
Open Text Corp.
5.625%, 1/15/23, 144A	1,618,000	1,662,495
5.875%, 6/01/26, 144A	1,082,000	1,109,158
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24 (a)	1,720,000	1,754,400
Riverbed Technology, Inc., 144A
8.875%, 3/01/23 (a)	980,000	922,425
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/01/24	2,759,000	3,075,457
TIBCO Software, Inc., 144A
11.375%, 12/01/21	1,038,000	1,130,123
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/01/23, 144A	606,000	581,760
10.50%, 2/01/24, 144A	1,164,000	998,130

		40,390,824

Utilities - 3.0%
Electric - 2.7%
AES Corp.
4.00%, 3/15/21	250,000	250,725
4.50%, 3/15/23	50,000	50,062
4.875%, 5/15/23	1,204,000	1,213,030
5.50%, 4/15/25	830,000	842,450
6.00%, 5/15/26	915,000	948,169
5.125%, 9/01/27	747,000	737,662
Calpine Corp.
6.00%, 1/15/22, 144A	1,345,000	1,373,581
5.375%, 1/15/23	1,246,000	1,191,488
5.875%, 1/15/24, 144A	866,000	866,000
5.50%, 2/01/24	1,783,000	1,629,216
5.75%, 1/15/25	2,005,000	1,829,563
5.25%, 6/01/26, 144A	1,256,000	1,191,630
DPL, Inc.
7.25%, 10/15/21	784,000	857,500
InterGen NV, 144A
7.00%, 6/30/23	1,025,000	1,022,438
IPALCO Enterprises, Inc.
3.45%, 7/15/20	250,000	248,750
3.70%, 9/01/24	58,000	56,333
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	976,000	934,520
4.50%, 9/15/27, 144A	660,000	616,275
NRG Energy, Inc.
6.25%, 7/15/22	1,539,000	1,592,865
6.25%, 5/01/24	2,196,000	2,278,350
7.25%, 5/15/26	1,574,000	1,695,985
6.625%, 1/15/27	1,196,000	1,240,850
5.75%, 1/15/28, 144A	1,029,160	1,018,868
NRG Yield Operating LLC
5.375%, 8/15/24	1,026,000	1,026,000
Talen Energy Supply LLC
4.60%, 12/15/21 (a)	950,000	845,500
9.50%, 7/15/22, 144A (a)	734,000	741,340
6.50%, 6/01/25 (a)	583,000	454,565
10.50%, 1/15/26, 144A (a)	962,000	898,268
Vistra Energy Corp.
7.375%, 11/01/22	1,720,000	1,810,988
5.875%, 6/01/23 (a)	1,136,000	1,171,500
7.625%, 11/01/24	2,676,000	2,886,735
8.00%, 1/15/25, 144A	944,000	1,026,600
8.125%, 1/30/26, 144A	275,000	302,500

		34,850,306

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	786,000	782,070
5.50%, 5/20/25	919,000	896,622
5.875%, 8/20/26	952,000	930,580
5.75%, 5/20/27	993,000	940,867
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/23	894,000	915,233

		4,465,372

TOTAL CORPORATE BONDS (Cost $1,314,453,461)		1,291,648,424

	Number of Shares
SECURITIES LENDING COLLATERAL - 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68%(b)(c)
(Cost $81,433,369)	81,433,369	81,433,369

TOTAL INVESTMENTS - 104.2% (Cost $1,395,886,830)		$1,373,081,793
Other assets and liabilities, net - (4.2%)		(55,018,594)

NET ASSETS - 100.0%		$1,318,063,199

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 is as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
SECURITIES LENDING COLLATERAL - 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.68% (b)(c)
17,754,544	63,678,825	—	—	—	451,220	—	81,433,369	81,433,369

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $89,626,227, which is 6.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2018. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,831,977.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$1,291,648,424	$—	$1,291,648,424
Short-Term Investments	81,433,369	—	—	81,433,369

TOTAL	$81,433,369	$1,291,648,424	$—	$1,373,081,793

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date    July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date    July 25, 2018

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date    July 25, 2018

* Print the name and title of each signing officer under his or her signature.